  As filed with the Securities and Exchange Commission on September 28, 1999.

                                             1933 Act Registration No. 333-16615
                                             1940 Act Registration No. 811-07751
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                ----------------

                                   Form N-1A

      REGISTRATION STATEMENT UNDER THE
        SECURITIES ACT OF 1933           [_]
      Pre-Effective Amendment No.        [_]
      Post-Effective Amendment No.  4    [X]

                                     and/or

      REGISTRATION STATEMENT UNDER THE
       INVESTMENT COMPANY ACT OF 1940    [_]
      Amendment No.  4                   [X]

                        (Check appropriate box or boxes)

                                ----------------

                      Nuveen Flagship Multistate Trust IV
               (Exact name of Registrant as Specified in Charter)

    333 West Wacker Drive, Chicago, Illinois                     60606
     (Address of Principal Executive Office)                  (Zip Code)

       Registrant's Telephone Number, including Area Code: (312) 917-7700

    Gifford R. Zimmerman, Esq.--Vice                 With a copy to:
         President and Secretary                     Thomas S. Harman
         333 West Wacker Drive                 Morgan Lewis & Bockius LLP
        Chicago, Illinois 60606                   1800 M Street, N.W.
(Name and Address of Agent for Service)          Washington, D.C. 20036

[X] Immediately upon filing pursuant       [_] on (date) pursuant to paragraph
    to paragraph (b)                           (a)(1)

[_] on        pursuant to paragraph (b)    [_] 75 days after filing pursuant
                                               to paragraph (a)(2)
[_] 60 days after filing pursuant to
    paragraph (a)(1)                       [_] on (date) pursuant to paragraph
                                               (a)(2) of Rule 485.


If appropriate, check the following box:
[_] This post-effective amendment designates a new effective date for a previ-ously filed post-effective amendment.

                                    CONTENTS

                                       OF

                             REGISTRATION STATEMENT

                        UNDER THE SECURITIES ACT OF 1933

                               FILE NO. 333-16615

                                      AND

                             REGISTRATION STATEMENT

                    UNDER THE INVESTMENT COMPANY ACT OF 1940

                               FILE NO. 811-07751

    This Registration Statement comprises the following papers and contents:

                 The Facing Sheet

                 Cross-Reference Sheet

                 Part A-The Prospectus

                 Part B-The Statement of Additional Information

                 Copy of Annual Reports to Shareholders (the financial
                  statements from which are incorporated by reference into the Statement of Additional Information)

                 Part C-Other Information

                 Signatures

                 Index to Exhibits

                 Exhibits

                               PART A--PROSPECTUS

                      NUVEEN FLAGSHIP MULTISTATE TRUST IV

                             333 West Wacker Drive

                            Chicago, Illinois 60606

                                             September 29, 1999   Prospectus

                                                                          NUVEEN
                                                                    Mutual Funds



Nuveen Municipal Bond Funds



[PHOTO APPEARS HERE]

Dependable, tax-free income to help you keep more of what you earn.

Kansas
Kentucky
Michigan
Missouri
Ohio
Wisconsin


     Featuring Portfolio Management By Nuveen Investment Advisory Services
                                      A Premier Adviser/SM/ for Income Investing


The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

We have used the icons below throughout this prospectus to make it easy for you to find the type of information you need.

Investment Strategy

Risks

Fees, Charges and Expenses

Shareholder Instructions

Performance and Current Portfolio Information

Table of Contents
Section 1  The Funds

This section provides you with an overview of the funds including investment objectives, portfolio holdings and historical performance information.

Introduction                                                                   1
Nuveen Flagship Kansas Municipal Bond Fund                                     2
Nuveen Flagship Kentucky Municipal Bond Fund                                   4
Nuveen Flagship Michigan Municipal Bond Fund                                   6
Nuveen Flagship Missouri Municipal Bond Fund                                   8
Nuveen Flagship Ohio Municipal Bond Fund                                      10
Nuveen Flagship Wisconsin Municipal Bond Fund                                 12

Section 2  How We Manage Your Money

This section gives you a detailed discussion of our investment and risk management strategies.

Who Manages the Funds                                                         14
What Securities We Invest In                                                  15
How We Select Investments                                                     16
What the Risks Are                                                            17
How We Manage Risk                                                            18

Section 3  How You Can Buy and Sell Shares

This section provides the information you need to move money into or out of your account.

What Share Classes We Offer                                                   19
How to Reduce Your Sales Charge                                               20
How to Buy Shares                                                             21
Systematic Investing                                                          21
Systematic Withdrawal                                                         22
Special Services                                                              23
How to Sell Shares                                                            24

Section 4  General Information

This section summarizes the funds' distribution policies and other general fund information.

Dividends, Distributions and Taxes                                            26
Distribution and Service Plans                                                27
Net Asset Value                                                               28
Fund Service Providers                                                        28
Year 2000                                                                     29

Section 5  Financial Highlights

This section provides the funds' financial performance for the past five
years.                                                                        30

Appendix  Additional State Information                                        36

                                                              September 29, 1999


Section 1  The Funds

    Nuveen Flagship Kansas Municipal Bond Fund
    Nuveen Flagship Kentucky Municipal Bond Fund
    Nuveen Flagship Michigan Municipal Bond Fund
    Nuveen Flagship Missouri Municipal Bond Fund
    Nuveen Flagship Ohio Municipal Bond Fund
    Nuveen Flagship Wisconsin Municipal Bond Fund


Prospectus

This prospectus is intended to provide important information to help you evaluate whether one of the Nuveen Mutual Funds listed above may be right for you. Please read it carefully before investing and keep it for future reference.


NOT FDIC OR GOVERNMENT INSURED     MAY LOSE VALUE     NO BANK GUARANTEE

                                                         Section 1  The Funds  1

Nuveen Flagship Kansas Municipal Bond Fund

Fund Overview

Investment Objective
The investment objective of the fund is to provide you with as high a level of current interest income exempt from regular federal, state and, in some cases, local income taxes as is consistent with preservation of capital.

How the Fund Pursues Its Objective
The fund purchases only quality municipal bonds that are rated investment grade (AAA/Aaa to BBB/Baa) at the time of purchase by independent rating agencies. The fund may buy non-rated municipal bonds if the fund's investment adviser judges them to be investment grade.

The fund's investment adviser uses a value-oriented strategy and looks for higher-yielding and undervalued municipal bonds that offer the potential for above-average total return.

The fund seeks to limit risk by buying investment grade quality bonds in a variety of industry sectors.

What are the Risks of Investing in the Fund?

The principal risks of investing in the fund are interest rate risk and credit risk. Interest rate risk is the risk that interest rates will rise, causing bond prices to fall. Credit risk is the risk that an issuer of a municipal bond will be unable to make interest and principal payments. In general, lower rated bonds carry greater credit risk. The fund may bear additional risk because it invests primarily in Kansas bonds. The fund is non-diversified, and may invest more of its assets in a single issuer than a diversified fund. Greater concentration may increase risk. As with any mutual fund investment, loss of money is a risk of investing.

Is This Fund Right For You?
The fund may be a suitable investment for you if you seek to:
 .  Earn regular monthly tax-free dividends;
 .  Preserve investment capital over time;
 .  Reduce taxes on investment income;
 . Set aside money systematically for retirement, estate planning or college funding.
You should not invest in this fund if you seek to:

 .  Pursue long-term growth;
 .  Invest through an IRA or 401(k) plan;
 .  Avoid fluctuations in share price.

How the Fund Has Performed

The chart and table below illustrate annual fund returns for each of the past six years as well as annualized fund and index returns for the one- and five-year and inception periods ending December 31, 1998. This information is intended to help you assess the variability of fund returns over the past six years (and consequently, the potential rewards and risks of a fund investment). Past performance is not necessarily an indication of future performance.

Total Returns/1/

[BAR CHART APPEARS HERE]
Class A Annual Returns
1993   14.1%
1994   -8.3%
1995   17.7%
1996    3.4%
1997    9.7%
1998    6.2%


From inception in January 1992 to December 31, 1998, the highest and lowest quarterly returns were 6.96% and -7.73%, respectively for the quarters ending 3/31/95 and 3/31/94. The bar chart and highest/lowest quarterly returns do not reflect sales charges, which would reduce returns, while the average annual return table does.

                       Average Annual Total Returns for
                   the Periods Ending December 31, 1998

Class               1 Year        5 Year      Inception
-------------------------------------------------------
Class A (Offer)      1.75%         4.47%          6.72%
Class B              1.44%         4.44%          6.67%
Class C              5.63%         4.98%          7.00%
Class R              6.39%         5.57%          7.54%
-------------------------------------------------------
LB Market
  Benchmark/2/       6.48%         6.22%          7.49%
Lipper
  Peer Group/3/      5.39%         4.89%          6.62%

2  Section 1  The Funds

What are the Costs of Investing?


This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Transaction Expenses/4/

Paid Directly From Your Investment


Share Class                          A         B        C       R/5/
--------------------------------------------------------------------
Maximum Sales Charge Imposed
on Purchases                        4.20%/6/    None      None  None
--------------------------------------------------------------------
Maximum Sales Charge Imposed
on Reinvested Dividends                 None    None      None  None
--------------------------------------------------------------------
Exchange Fees                           None    None      None  None
--------------------------------------------------------------------
Deferred Sales Charge/7/             None/8/   5%/9/    1%/10/  None
--------------------------------------------------------------------

Annual Fund Operating Expenses/11/

Paid From Fund Assets

Share Class                               A        B        C        R
-----------------------------------------------------------------------
Management Fees                         .55%     .55%     .55%     .55%
-----------------------------------------------------------------------
12b-1 Distribution and Service Fees     .20%     .95%     .75%      --%
-----------------------------------------------------------------------
Other Expenses                          .15%     .15%     .15%     .15%
-----------------------------------------------------------------------
Total Annual Fund Operating
Expenses-Gross+                         .90%    1.65%    1.45%     .70%
-----------------------------------------------------------------------


  + After Expense Reimbursements
  ----------------------------------------------------------------------
    Expense Reimbursements             (.15%)   (.14%)   (.13%)   (.11%)
  ----------------------------------------------------------------------
    Total Operating Expense--Net        .75%    1.51%    1.32%     .59%
  ----------------------------------------------------------------------
    Reflects a voluntary expense limitation by the fund's investment adviser that may be modified or discontinued at any time.
  ----------------------------------------------------------------------

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the fund for the time period indicated and then either redeem or do not redeem your shares at the end of a period. The example assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Your actual costs may be higher or lower.


                         Redemption                 No Redemption
Share Class      A       B       C      R      A       B       C      R
-------------------------------------------------------------------------
 1 Year        $  508  $  563  $  148  $ 72  $  508  $  168  $  148  $ 72
-------------------------------------------------------------------------
 3 Years       $  695  $  839  $  459  $224  $  695  $  520  $  459  $224
-------------------------------------------------------------------------
 5 Years       $  898  $1,011  $  792  $390  $  898  $  897  $  792  $390
-------------------------------------------------------------------------
10 Years       $1,481  $1,754  $1,735  $871  $1,481  $1,754  $1,735  $871
-------------------------------------------------------------------------

How the Fund Is Invested (as of  5/31/99)

Portfolio Statistics



Average Effective Maturity                                      20.82 years
---------------------------------------------------------------------------
Average Duration                                                       8.56
---------------------------------------------------------------------------
Weighted Average Credit Quality                                         AA-
---------------------------------------------------------------------------
Number of Issues                                                         78
---------------------------------------------------------------------------

Credit Quality



AAA/U.S. Guaranteed                                                     46%
---------------------------------------------------------------------------
AA                                                                      15%
---------------------------------------------------------------------------
A                                                                       18%
---------------------------------------------------------------------------
BBB/NR                                                                  21%
---------------------------------------------------------------------------


Industry Diversification (Top 5)

[PIE CHART APPEARS HERE]

Utilities                 ( 8%)
Housing-Multifamily       (15%)
U.S. Guaranteed           (11%)
Health Care               (19%)
Tax Obligation-Limited)   (23%)
Other                     (24%)


 1. Class A total returns reflect actual performance for all periods; Class B, C and R total returns reflect actual performance for periods since class inception (see "Financial Highlights" for dates), and Class A performance for periods prior to class inception, adjusted for the differences in fees between the classes (see "What are the Costs of Investing?"). The year-to-date return as of 6/30/99 was (1.72%).

 2. Market Benchmark returns reflect the performance of the Lehman Brothers Municipal Bond Index, an unmanaged index comprised of a broad range of investment-grade municipal bonds.

 3. Peer Group returns represent the average annualized returns of the funds in the Lipper Kansas Municipal Debt Category. Returns assume reinvestment of dividends and do not reflect any applicable sales charges.

 4. As a percent of offering price unless otherwise noted. Authorized dealers and other firms may charge additional fees for shareholder transactions or for advisory services. Please see their materials for details.

 5. Class R shares may be purchased only under limited circumstances, or by specified classes of investors. See "How You Can Buy and Sell Shares."

 6. Reduced Class A sales charges apply to purchases of $50,000 or more. See "How You Can Buy and Sell Shares."

 7.  As a percentage of lesser of purchase price or redemption proceeds.

 8. Certain Class A purchases at net asset value of $1 million or more may be subject to a contingent deferred sales charge (CDSC) if redeemed within 18 months of purchase. See "How You Can Buy and Sell Shares."

 9. Class B shares redeemed within six years of purchase are subject to a CDSC of 5% during the first year, 4% during the second and third years, 3% during the fourth, 2% during the fifth and 1% during the sixth year.

10.  Class C shares redeemed within one year of purchase are subject to a 1%
     CDSC.

11. Long-term holders of Class B and Class C shares may pay more in Rule 12b-1 fees and CDSCs than the economic equivalent of the maximum front-end sales charge permitted under the National Association of Securities Dealers Conduct Rules.

                                                         Section 1  The Funds  3

Nuveen Flagship Kentucky Municipal Bond Fund

Fund Overview

Investment Objective

The investment objective of the fund is to provide you with as high a level of current interest income exempt from regular federal, state and, in some cases local, income taxes as is consistent with preservation of capital.

How the Fund Pursues Its Objective

The fund purchases only quality municipal bonds that are rated investment grade (AAA/Aaa to BBB/Baa) at the time of purchase by independent rating agencies. The fund may buy non-rated municipal bonds if the fund's investment adviser judges them to be investment grade.

The fund's investment adviser uses a value-oriented strategy and looks for higher-yielding and undervalued municipal bonds that offer the potential for above-average total return.

The fund seeks to limit risk by buying investment grade quality bonds in a variety of industry sectors.

What are the Risks of Investing in the Fund?

The principal risks of investing in the fund are interest rate risk and credit risk. Interest rate risk is the risk that interest rates will rise, causing bond prices to fall. Credit risk is the risk that an issuer of a municipal bond will be unable to make interest and principal payments. In general, lower rated bonds carry greater credit risk. The fund may bear additional risk because it invests primarily in Kentucky bonds. As with any mutual fund investment, loss of money is a risk of investing.

Is This Fund Right For You?

The fund may be a suitable investment for you if you seek to:
 .  Earn regular monthly tax-free dividends;
 .  Preserve investment capital over time;
 .  Reduce taxes on investment income;
 . Set aside money systematically for retirement, estate planning or college funding.

You should not invest in this fund if you seek to:

 .  Pursue long-term growth;
 .  Invest through an IRA or 401(k) plan;
 .  Avoid fluctuations in share price.

How the Fund Has Performed

The chart and table below illustrate annual fund returns for each of the past ten years as well as annualized fund and index returns for the one-, five- and ten-year periods ending December 31, 1998. This information is intended to help you assess the variability of fund returns over the past ten years (and consequently, the potential rewards and risks of a fund investment). Past performance is not necessarily an indication of future performance.

Total Returns/1/

[BAR CHART APPEARS HERE]

Class A Annual Returns

1989                    10.8%
1990                     6.5%
1991                    12.4%
1992                     9.3%
1993                    12.3%
1994                    -5.4%
1995                    17.3%
1996                     3.9%
1997                     9.1%
1998                     6.9%


During the ten years ended December 31, 1998, the highest and lowest quarterly returns were 7.13% and -5.54%, respectively for the quarters ending 3/31/95 and 3/31/94. The bar chart and highest/lowest quarterly returns do not reflect sales charges, which would reduce returns, while the average annual return table does.


                            Average Annual Total Returns for
                          the Periods Ending December 31, 1998
                          ------------------------------------
Class                      1 Year        5 Year         10 Year
---------------------------------------------------------------
Class A (Offer)             0.87%         4.85%          7.51%
Class B                     0.53%         4.94%          7.50%
Class C                     4.75%         5.17%          7.38%
Class R                     5.53%         5.81%          8.00%
--------------------------------------------------------------
LB Market
 Benchmark/2/               6.48%         6.22%          8.22%
Lipper
 Peer Group/3/              5.10%         5.30%          7.82%


4  Section 1 The Funds

What are the Costs of Investing?

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

 Shareholder Transaction Expenses/4/

Paid Directly From Your Investment

Share Class                                  A            B          C        R/5/
------------------------------------------------------------------------------------
Maximum Sales Charge Imposed
on Purchases                               4.20%/6/      None       None     None
------------------------------------------------------------------------------------
Maximum Sales Charge Imposed
on Reinvested Dividends                     None         None       None     None
------------------------------------------------------------------------------------
Exchange Fees                               None         None       None     None
------------------------------------------------------------------------------------
Deferred Sales Charge/7/                    None/8/        5%/9/    1%/10/   None
------------------------------------------------------------------------------------

 Annual Fund Operating Expenses/11/

Paid From Fund Assets


Share Class                                  A            B          C       R
--------------------------------------------------------------------------------
Management Fees                            .53%          .53%       .53%    .53%
--------------------------------------------------------------------------------
12b-1 Distribution and Service Fees        .20%          .95%       .75%     --%
--------------------------------------------------------------------------------
Other Expenses                             .11%          .12%       .12%    .11%
--------------------------------------------------------------------------------
Total Annual Fund Operating
Expenses-Gross+                            .84%         1.60%      1.40%    .64%

 +  After Expense Reimbursements
 -------------------------------------------------------------------------------
    Reimbursements                        (.02%)        (.04%)     (.03%)  (.02%)
 --------------------------------------------------------------------------------
    Total Operating Expense-Net            .82%         1.56%      1.37%    .62%
 --------------------------------------------------------------------------------
 Reflects a voluntary expense limitation by the fund's investment adviser that may be modified or discontinued at any time.
 --------------------------------------------------------------------------------


The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the fund for the time period indicated and then either redeem or do not redeem your shares at the end of a period. The example assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Your actual costs may be higher or lower.



                                  Redemption                         No Redemption
  Share Class         A          B          C        R        A         B         C       R
---------------------------------------------------------------------------------------------
 1 Year              $  502     $  558     $  143    $ 65    $  502    $  163    $  143  $ 65
---------------------------------------------------------------------------------------------
 3 Years             $  677     $  824     $  443    $205    $  677    $  505    $  443  $205
---------------------------------------------------------------------------------------------
 5 Years             $  866     $  986     $  766    $357    $  866    $  871    $  766  $357
---------------------------------------------------------------------------------------------
 10 Years            $1,414     $1,696     $1,680    $798    $1,414    $1,696    $1,680  $798
---------------------------------------------------------------------------------------------


How the Fund Is Invested (as of 5/31/99)

  Portfolio Statistics

Average Effective Maturity           19.64 years
------------------------------------------------
Average Duration                            6.92
------------------------------------------------
Weighted Average Credit Quality               AA
------------------------------------------------
Number of Issues                             198
------------------------------------------------


  Credit Quality

AAA/U.S. Guaranteed             56%
-----------------------------------
AA                               6%
-----------------------------------
A                               18%
-----------------------------------
BBB/NR                          20%
-----------------------------------


  Industry Diversification (Top 5)

    [PIE CHART APPEARS HERE]

Water/Sewer                     8%
Utilities                       9%
U.S. Guaranteed                13%
Healt Care                     19%
Tax Obligation-Limited         21%
Other                          30%


1. Class A total returns reflect actual performance for all periods; Class B, C and R total returns reflect actual performance for periods since class inception (see "Financial Highlights" for dates), and Class A performance for periods prior to class inception, adjusted for the differences in fees between the classes (see "What are the Costs of Investing?"). The year-to-date return as of 6/30/99 was (1.94%).

2. Market Benchmark returns reflect the performance of the Lehman Brothers Municipal Bond Index, an unmanaged index comprised of a broad range of investment-grade municipal bonds.

3. Peer Group returns represent the average annualized returns of the funds in the Lipper Kentucky Debt Category. Returns assume reinvestment of dividends and do not reflect any applicable sales charges.

4. As a percent of offering price unless otherwise noted. Authorized dealers and other firms may charge additional fees for shareholder transactions or for advisory services. Please see their materials for details.

5. Class R shares may be purchased only under limited circumstances, or by specified classes of investors. See "How You Can Buy and Sell Shares."

6. Reduced Class A sales charges apply to purchases of $50,000 or more. See "How You Can Buy and Sell Shares."

7. As a percentage of lesser of purchase price or redemption proceeds.

8. Certain Class A purchases at net asset value of $1 million or more may be subject to a contingent deferred sales charge (CDSC) if redeemed within 18 months of purchase. See "How You Can Buy and Sell Shares."

9. Class B shares redeemed within six years of purchase are subject to a CDSC of 5% during the first year, 4% during the second and third years, 3% during the fourth, 2% during the fifth and 1% during the sixth year.

10. Class C shares redeemed within one year of purchase are subject to a 1%
    CDSC.

11. Long-term holders of Class B and Class C shares may pay more in Rule 12b-1 fees and CDSCs than the economic equivalent of the maximum front-end sales charge permitted under the National Association of Securities Dealers Conduct Rules.



                                                         Section 1  The Funds  5

   Nuveen Flagship Michigan Municipal Bond Fund

Fund Overview

Investment Objective

The investment objective of the fund is to provide you with as high a level of current interest income exempt from regular federal, state and, in some cases, local income taxes as is consistent with preservation of capital.

How the Fund Pursues Its Objective

The fund purchases only quality municipal bonds that are rated investment grade (AAA/Aaa to BBB/Baa) at the time of purchase by independent rating agencies. The fund may buy non-rated municipal bonds if the fund's investment adviser judges them to be investment grade.

The fund's investment adviser uses a value-oriented strategy and looks for higher-yielding and undervalued municipal bonds that offer the potential for above-average total return.

The fund seeks to limit risk by buying investment grade quality bonds in a variety of industry sectors.

What are the Risks of Investing in the Fund?

The principal risks of investing in the fund are interest rate risk and credit risk. Interest rate risk is the risk that interest rates will rise, causing bond prices to fall. Credit risk is the risk that an issuer of a municipal bond will be unable to make interest and principal payments. In general, lower rated bonds carry greater credit risk. The fund may bear additional risk because it invests primarily in Michigan bonds. As with any mutual fund investment, loss of money is a risk of investing.

Is This Fund Right For You?

The fund may be a suitable investment for you if you seek to:

 .  Earn regular monthly tax-free dividends;
 .  Preserve investment capital over time;
 .  Reduce taxes on investment income;
 . Set aside money systematically for retirement, estate planning or college funding.

You should not invest in this fund if you seek to:

 .  Pursue long-term growth;
 .  Invest through an IRA or 401(k) plan;
 .  Avoid fluctuations in share price.

How the Fund Has Performed

The chart and table below illustrate annual fund returns for each of the past ten years as well as annualized fund and index returns for the one-, five- and ten-year periods ending December 31, 1998. This information is intended to help you assess the variability of fund returns over the past ten years (and consequently, the potential rewards and risks of a fund investment). Past performance is not necessarily an indication of future performance.

Total Returns/1/

[BAR CHART APPEARS HERE]


Class A Annual Returns

1989      10.2%
1990       5.3%
1991      11.6%
1992       9.6%
1993      12.0%
1994      -5.0%
1995      16.3%
1996       3.8%
1997       8.9%
1998       5.6%



During the ten years ending December 31, 1998, the highest and lowest quarterly returns were 6.10% and -5.31%, respectively for the quarters ending 3/31/95 and 3/31/94. The bar chart and highest/lowest quarterly returns do not reflect sales charges, which would reduce returns, while the average annual return table does.

                           Average Annual Total Returns for
                         the Periods Ending December 31, 1998
                         --------------------------------------

Class                     1 Year         5 Year         10 Year
---------------------------------------------------------------
Class A (Offer)           1.20%           4.79%          7.22%
Class B                   0.86%           4.89%          7.21%
Class C                   5.08%           5.11%          7.05%
Class R                   5.85%           5.78%          7.72%
---------------------------------------------------------------
LB Market
 Benchmark/2/             6.48%           6.22%          8.22%
Lipper
 Peer Group/3/            5.23%           5.21%          7.67%

6  Section 1 The Funds

What are the Costs of Investing?


This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Transaction Expenses/4/

Paid Directly From Your Investment



Share Class                           A        B       C       R/5/
---------------------------------------------------------------------
 Maximum Sales Charge Imposed
 on Purchases                      4.20%/6/  None     None     None
---------------------------------------------------------------------
 Maximum Sales Charge Imposed
 on Reinvested Dividends           None      None     None     None
---------------------------------------------------------------------
 Exchange Fees                     None      None     None     None
---------------------------------------------------------------------
 Deferred Sales Charge/7/          None/8/     5%/9/    1%/10/ None
---------------------------------------------------------------------

 Annual Fund Operating Expenses/11/

Paid From Fund Assets

Share Class                           A         B         C       R
----------------------------------------------------------------------
 Management Fees                     .54%       .54%     .54%    .54%
----------------------------------------------------------------------
 12b-1 Distribution and Service Fees .20%       .95%     .75%     --%
----------------------------------------------------------------------
 Other Expenses                      .10%       .11%     .10%    .10%
======================================================================
 Total Annual Fund Operating
 Expenses                            .84%      1.60%    1.39%    .64%



The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the fund for the time period indicated and then either redeem or do not redeem your shares at the end of a period. The example assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Your actual costs may be higher or lower.

                          Redemption                  No Redemption

Share Class      A       B       C       R       A       B       C       R
------------------------------------------------------------------------------
1 Year         $  502  $  558  $  142  $   65  $  502  $  163  $  142  $   65
------------------------------------------------------------------------------
3 Years        $  677  $  824  $  440  $  205  $  677  $  505  $  440  $  205
------------------------------------------------------------------------------
5 Years        $  866  $  986  $  761  $  357  $  866  $  871  $  761  $  357
------------------------------------------------------------------------------
10 Years       $1,414  $1,696  $1,669  $  798  $1,414  $1,696  $1,669  $  798
------------------------------------------------------------------------------

How the Fund Is Invested (as of  5/31/99)


  Portfolio Statistics
  Average Effective Maturity                   17.03 years
----------------------------------------------------------
  Average Duration                                    7.45
----------------------------------------------------------
  Weighted Average Credit Quality                       AA
----------------------------------------------------------
  Number of Issues                                     160
----------------------------------------------------------

  Credit Quality

AAA/U.S. Guaranteed                                    59%
----------------------------------------------------------
AA                                                     15%
----------------------------------------------------------
A                                                       8%
----------------------------------------------------------
BBB/NR                                                 18%
----------------------------------------------------------


  Industry Diversification (Top 5)

[PIE CHART APPEARS HERE]

Tax Obligation-Limited (15%)

Water/Sewer (6%)

U.S. Guaranteed (22%)

Other (25%)

Tax Obligation-General (14%)

Health Care (18%)

1. Class A total returns reflect actual performance for all periods; Class B, C and R total returns reflect actual performance for periods since class inception (see "Financial Highlights" for dates), and Class A performance for periods prior to class inception, adjusted for the differences in fees between the classes (see "What are the Costs of Investing?"). The year-to-date return as of 6/30/99 was (1.47)%.

2. Market Benchmark returns reflect the performance of the Lehman Brothers Municipal Bond Index, an unmanaged index comprised of a broad range of investment-grade municipal bonds.

3. Peer Group returns represent the average annualized returns of the funds in the Lipper Michigan Municipal Debt Category. Returns assume reinvestment of dividends and do not reflect any applicable sales charges.

4. As a percent of offering price unless otherwise noted. Authorized dealers and other firms may charge additional fees for shareholder transactions or for advisory services. Please see their materials for details.
5. Class R shares may be purchased only under limited circumstances, or by specified classes of investors. See "How You Can Buy and Sell Shares."
6. Reduced Class A sales charges apply to purchases of $50,000 or more. See "How You Can Buy and Sell Shares."
7.  As a percentage of lesser of purchase price or redemption proceeds.
8. Certain Class A purchases at net asset value of $1 million or more may be subject to a contingent deferred sales charge (CDSC) if redeemed within 18 months of purchase. See "How You Can Buy and Sell Shares."
9. Class B shares redeemed within six years of purchase are subject to a CDSC of 5% during the first year, 4% during the second and third years, 3% during the fourth, 2% during the fifth and 1% during the sixth year.
10. Class C shares redeemed within one year of purchase are subject to a 1%
    CDSC.
11. Long-term holders of Class B and Class C shares may pay more in Rule 12b-1 fees and CDSCs than the economic equivalent of the maximum front-end sales charge permitted under the National Association of Securities Dealers Conduct Rules.


                                                         Section 1  The Funds 7

Nuveen Flagship Missouri Municipal Bond Fund

Fund Overview

Investment Objective
The investment objective of the fund is to provide you with as high a level of current interest income exempt from regular federal, state and, in some cases local, income taxes as is consistent with preservation of capital.

How the Fund Pursues Its Objective
The fund purchases only quality municipal bonds that are rated investment grade (AAA/Aaa to BBB/Baa) at the time of purchase by independent rating agencies. The fund may buy non-rated municipal bonds if the fund's investment adviser judges them to be investment grade.

The fund's investment adviser uses a value-oriented strategy and looks for higher-yielding and undervalued municipal bonds that offer the potential for above-average total return.


The fund seeks to limit risk by buying investment grade quality bonds in a variety of industry sectors.

What are the Risks of Investing in the Fund?

The principal risks of investing in the fund are interest rate risk and credit risk. Interest rate risk is the risk that interest rates will rise, causing bond prices to fall. Credit risk is the risk that an issuer of a municipal bond will be unable to make interest and principal payments. In general, lower rated bonds carry greater credit risk. The fund may bear additional risk because it invests primarily in Missouri bonds. The fund is non-diversified, and may invest more of its assets in a single issuer than a diversified fund. Greater concentration may increase risk. As with any mutual fund investment, loss of money is a risk of investing.

Is This Fund Right For You?
The fund may be a suitable investment for you if you seek to:

 .  Earn regular monthly tax-free dividends;
 .  Preserve investment capital over time;
 .  Reduce taxes on investment income;
 . Set aside money systematically for retirement, estate planning or college funding.
You should not invest in this fund if you seek to:

 .  Pursue long-term growth;
 .  Invest through an IRA or 401(k) plan;
 .  Avoid fluctuations in share price.

How the Fund Has Performed

The chart and table below illustrate annual fund returns for each of the past ten years as well as annualized fund and index returns for the one-, five- and ten-year periods ending December 31, 1998. This information is intended to help you assess the variability of fund returns over the past ten years (and consequently, the potential rewards and risks of a fund investment). Past performance is not necessarily an indication of future performance.

Total Returns/1/

[BAR CHART APPEARS HERE]
1989    10.2%
1990     6.4%
1991    12.0%
1992     9.0%
1993    13.5%
1994    -6.1%
1995    16.3%
1996     3.9%
1997     9.4%
1998     5.8%


During the ten years ended December 31, 1998, the highest and lowest quarterly returns were 6.61% and -5.65%, respectively for the quarters ending 3/31/95 and 3/31/94. The bar chart and highest/lowest quarterly returns do not reflect sales charges, which would reduce returns, while the average annual return table does.


                       Average Annual Total Returns for
                     the Periods Ending December 31, 1998


Class                  1 Year         5 Year      10 Year
---------------------------------------------------------
Class A (Offer)         1.35%          4.69%        7.40%
Class B                 1.08%          4.77%        7.39%
Class C                 5.21%          5.00%        7.27%
Class R                 6.09%          5.67%        7.91%
---------------------------------------------------------
LB Market
 Benchmark/2/           6.48%          6.22%        8.22%
Lipper
 Peer Group/3/          5.36%          5.32%        7.62%

8   Section 1   The Funds

What are the Costs of Investing?


This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Transaction Expenses/4/

Paid Directly From Your Investment

Share Class                        A        B      C     R/5/
-------------------------------------------------------------
Maximum Sales Charge Imposed
on Purchases                     4.20%/6/ None   None    None
-------------------------------------------------------------
Maximum Sales Charge Imposed
on Reinvested Dividends           None    None   None    None
-------------------------------------------------------------
Exchange Fees                     None    None   None    None
-------------------------------------------------------------
Deferred Sales Charge/7/          None/8/ 5%/9/  1%/10/  None
-------------------------------------------------------------


Annual Fund Operating Expenses/11/

Paid From Fund Assets



Share Class                            A        B        C        R
--------------------------------------------------------------------
Management Fees                        .54%    .54%     .54%     .54%
---------------------------------------------------------------------
12b-1 Distribution and Service Fees    .20%    .95%     .75%      --%
---------------------------------------------------------------------
Other Expenses                         .12%    .12%     .12%     .12%
---------------------------------------------------------------------
Total Annual Fund Operating
Expenses--Gross+                       .86%    1.61%   1.41%     .66%


  +  After Expense Reimbursements
  --------------------------------------------------------------------
     Reimbursements                     --%     --%     --%     (.01%)
  --------------------------------------------------------------------
     Total Operating Expense--Net      .86%   1.61%   1.41%      .65%
  --------------------------------------------------------------------
  Reflects a voluntary expense limitation by the fund's investment adviser that may be modified or discontinued at any time.
  --------------------------------------------------------------------


The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the fund for the time period indicated and then either redeem or do not redeem your shares at the end of a period. The example assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Your actual costs may be higher or lower.



                        Redemption                        No Redemption

Share Class       A         B       C     R        A        B         C     R
-------------------------------------------------------------------------------
 1 Year        $  504   $  559   $  144  $ 67  $  504    $  164    $  144  $ 67
-------------------------------------------------------------------------------
 3 Years       $  683   $  827   $  446  $211  $  683    $  508    $  446  $211
-------------------------------------------------------------------------------
 5 Years       $  877   $  991   $  771  $368  $  877    $  876    $  771  $368
-------------------------------------------------------------------------------
10 Years       $1,436   $1,710   $1,691  $822  $1,436    $1,710    $1,691  $822
-------------------------------------------------------------------------------

How the Fund Is Invested (as of 5/31/99)

Portfolio Statistics

Average Effective Maturity                                  19.86 years
-----------------------------------------------------------------------
Average Duration                                                   7.62
-----------------------------------------------------------------------
Weighted Average Credit Quality                                      AA
-----------------------------------------------------------------------
Number of Issues                                                    138
-----------------------------------------------------------------------

Credit Quality

AAA/U.S. Guaranteed                                                 56%
-----------------------------------------------------------------------
AA                                                                  13%
-----------------------------------------------------------------------
A                                                                    9%
-----------------------------------------------------------------------
BBB/NR                                                              22%
-----------------------------------------------------------------------

Industry Diversification (Top 5)

[PIE CHART APPEARS HERE]

Tax Obligation-Limited (15%)
Housing-Multifamily    (11%)
U.S. Guaranteed        (12%)
Health Care            (17%)
Other                  (37%)
Long-Term Care          (8%)

 1. Class A total returns reflect actual performance for all periods; Class B, C and R total returns reflect actual performance for periods since class inception (see "Financial Highlights" for dates), and Class A performance for periods prior to class inception, adjusted for the differences in fees between the classes (see "What are the Costs of Investing?"). The year-to-date return as of 6/30/99 was (1.07)%.

 2. Market Benchmark returns reflect the performance of the Lehman Brothers Municipal Bond Index, an unmanaged index comprised of a broad range of investment-grade municipal bonds.

 3. Peer Group returns represent the average annualized returns of the funds in the Lipper Missouri Debt Category. Returns assume reinvestment of dividends and do not reflect any applicable sales charges.

 4. As a percent of offering price unless otherwise noted. Authorized dealers and other firms may charge additional fees for shareholder transactions or for advisory services. Please see their materials for details.

 5. Class R shares may be purchased only under limited circumstances, or by specified classes of investors. See "How You Can Buy and Sell Shares."

 6. Reduced Class A sales charges apply to purchases of $50,000 or more. See "How You Can Buy and Sell Shares."

 7.  As a percentage of lesser of purchase price or redemption proceeds.

 8. Certain Class A purchases at net asset value of $1 million or more may be subject to a contingent deferred sales charge (CDSC) if redeemed within 18 months of purchase. See "How You Can Buy and Sell Shares."

 9. Class B shares redeemed within six years of purchase are subject to a CDSC of 5% during the first year, 4% during the second and third years, 3% during the fourth, 2% during the fifth and 1% during the sixth year.

10.  Class C shares redeemed within one year of purchase are subject to a 1%
     CDSC.

11. Long-term holders of Class B and Class C shares may pay more in Rule 12b-1 fees and CDSCs than the economic equivalent of the maximum front-end sales charge permitted under the National Association of Securities Dealers Conduct Rules.

                                                         Section 1  The Funds  9

Nuveen Flagship Ohio Municipal Bond Fund

Fund Overview

Investment Objective

The investment objective of the fund is to provide you with as high a level of current interest income exempt from regular federal, state and, in some cases, local income taxes as is consistent with preservation of capital.

How the Fund Pursues Its Objective

The fund purchases only quality municipal bonds that are rated investment grade (AAA/Aaa to BBB/Baa) at the time of purchase by independent rating agencies. The fund may buy non-rated municipal bonds if the fund's investment adviser judges them to be investment grade.

The fund's investment adviser uses a value-oriented strategy and looks for higher-yielding and undervalued municipal bonds that offer the potential for above-average total return.

The fund seeks to limit risk by buying investment grade quality bonds in a variety of industry sectors.

What are the Risks of Investing in the Fund?

The principal risks of investing in the fund are interest rate risk and credit risk. Interest rate risk is the risk that interest rates will rise, causing bond prices to fall. Credit risk is the risk that an issuer of a municipal bond will be unable to make interest and principal payments. In general, lower rated bonds carry greater credit risk. The fund may bear additional risk because it invests primarily in Ohio bonds. As with any mutual fund investment, loss of money is a risk of investing.

Is This Fund Right For You?

The fund may be a suitable investment for you if you seek to:

 .  Earn regular monthly tax-free dividends;

 .  Preserve investment capital over time;

 .  Reduce taxes on investment income;

 . Set aside money systematically for retirement, estate planning or college funding.

You should not invest in this fund if you seek to:

 .  Pursue long-term growth

 .  Invest through an IRA or 401(k) plan;

 .  Avoid fluctuations in share price.

How the Fund Has Performed

The chart and table below illustrate annual fund returns for each of the past ten years as well as annualized fund and index returns for the one-, five- and ten-year periods ending December 31, 1998. This information is intended to help you assess the variability of fund returns over the past ten years (and consequently, the potential rewards and risks of a fund investment). Past performance is not necessarily an indication of future performance.

Total Returns/1/

[BAR CHART APPEARS HERE]

Class A Annual Returns

1989      9.7%
1990      6.2%
1991     11.8%
1992      8.5%
1993     11.6%
1994     -4.6%
1995     15.5%
1996      3.3%
1997      8.3%
1998      5.8%

During the ten years ending December 31, 1998, the highest and lowest quarterly returns were 6.05% and -4.69%, respectively for the quarters ending 3/31/95 and 3/31/94. The bar chart and highest/lowest quarterly returns do not reflect sales charges, which would reduce returns, while the average annual return table does.

                       Average Annual Total Returns for
                     the Periods Ending December 31, 1998
Class                1 Year        5 Year         10 Year
---------------------------------------------------------
Class A (Offer)      1.34%         4.54%           7.00%
Class B              1.00%         4.63%           6.99%
Class C              5.13%         4.86%           6.87%
Class R              5.97%         5.52%           7.50%
---------------------------------------------------------
 LB Market
 Benchmark2          6.48%         6.22%           8.22%
Lipper
 Peer Group3         5.58%         5.57%           7.63%

10  Section 1  The Funds

What are the Costs of Investing?


This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

 Shareholder Transaction Expenses/4/

Paid Directly From Your Investment


Share Class                           A         B         C        R/5/
----------------------------------------------------------------------------
 Maximum Sales Charge Imposed
 on Purchases                      4.20%/6/   None      None     None
----------------------------------------------------------------------------
 Maximum Sales Charge Imposed
 on Reinvested Dividends            None      None      None      None
----------------------------------------------------------------------------
 Exchange Fees                      None      None      None      None
----------------------------------------------------------------------------
 Deferred Sales Charge/7/           None/8/     5%/9/     1%/10/  None
----------------------------------------------------------------------------

 Annual Fund Operating Expenses/11/

Paid From Fund Assets

Share Class                             A         B         C         R
----------------------------------------------------------------------------
 Management Fees                       .53%       .53%      .53%     .53%
----------------------------------------------------------------------------
 12b-1 Distribution and Service Fees   .20%       .95%      .75%      --%
----------------------------------------------------------------------------
 Other Expenses                        .12%       .13%      .12%     .12%
----------------------------------------------------------------------------
 Total Annual Fund Operating Expenses  .85%      1.61%      1.40%    .65%
----------------------------------------------------------------------------

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the fund for the time period indicated and then either redeem or do not redeem your shares at the end of a period. The example assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Your actual costs may be higher or lower.

                         Redemption                 No Redemption
Share Class     A       B       C      R      A       B       C      R
----------------------------------------------------------------------------
 1 Year        $  503  $  559  $  143  $ 66  $  503  $  164  $  143  $ 66
----------------------------------------------------------------------------
 3 Years       $  680  $  827  $  443  $208  $  680  $  508  $  443  $208
----------------------------------------------------------------------------
 5 Years       $  872  $  991  $  766  $362  $  872  $  876  $  766  $362
----------------------------------------------------------------------------
 10 Years      $1,425  $1,708  $1,680  $810  $1,425  $1,708  $1,680  $810
----------------------------------------------------------------------------

How the Fund Is Invested (as of 5/31/99)

  Portfolio Statistics

Average Effective Maturity                19.02 years
-----------------------------------------------------
Average Duration                                 6.71
-----------------------------------------------------
Weighted Average Credit Quality                   AA+
-----------------------------------------------------
Number of Issues                                  264
-----------------------------------------------------

  Credit Quality

AAA/U.S. Guaranteed                               67%
-----------------------------------------------------
AA                                                 7%
-----------------------------------------------------
A                                                 10%
-----------------------------------------------------
BBB/NR                                            16%
-----------------------------------------------------

  Industry Diversification (Top 5)

[PIE CHART APPEARS HERE]

Housing-Single Family    (8%)
Utilities               (13%)
Health Care             (15%)
Tax Obligation-General  (16%)
U.S. Guaranteed         (18%)
Other                   (30%)


1. Class A total returns reflect actual performance for all periods; Class B, C and R total returns reflect actual performance for periods since class inception (see "Financial Highlights" for dates), and Class A performance for periods prior to class inception, adjusted for the differences in fees between the classes (see "What are the Costs of Investing?"). The year-to-date return as of 6/30/99 was (.81%).
2. Market Benchmark returns reflect the performance of the Lehman Brothers Municipal Bond Index, an unmanaged index comprised of a broad range of investment-grade municipal bonds.

3. Peer Group returns reflect the performance of the Lipper Ohio Municipal Debt Index, a managed index that represents the average annualized returns of the 30 largest funds in the Lipper Ohio Municipal Debt Category. Returns assume reinvestment of dividends and do not reflect any applicable sales charges.


4. As a percent of offering price unless otherwise noted. Authorized dealers and other firms may charge additional fees for shareholder transactions or for advisory services. Please see their materials for details.
5. Class R shares may be purchased only under limited circumstances, or by specified classes of investors. See "How You Can Buy and Sell Shares."
6. Reduced Class A sales charges apply to purchases of $50,000 or more. See "How You Can Buy and Sell Shares."
7.  As a percentage of lesser of purchase price or redemption proceeds.
8. Certain Class A purchases at net asset value of $1 million or more may be subject to a contingent deferred sales charge (CDSC) if redeemed within 18 months of purchase. See "How You Can Buy and Sell Shares."
9. Class B shares redeemed within six years of purchase are subject to a CDSC of 5% during the first year, 4% during the second and third years, 3% during the fourth, 2% during the fifth and 1% during the sixth year.
10. Class C shares redeemed within one year of purchase are subject to a 1%
    CDSC.
11. Long-term holders of Class B and Class C shares may pay more in Rule 12b-1 fees and CDSCs than the economic equivalent of the maximum front-end sales charge permitted under the National Association of Securities Dealers Conduct Rules.



                                                        Section 1  The Funds  11

Nuveen Flagship Wisconsin Municipal Bond Fund

Fund Overview

Investment Objective

The investment objective of the fund is to provide you with as high a level of current interest income exempt from regular federal, state and, in some cases, local income taxes as is consistent with preservation of capital.

How the Fund Pursues Its Objective

The fund purchases only quality municipal bonds that are rated investment grade (AAA/Aaa to BBB/Baa) at the time of purchase by independent rating agencies. The fund may buy non-rated municipal bonds if the fund's investment adviser judges them to be investment grade.

The fund's investment adviser uses a value-oriented strategy and looks for higher-yielding and undervalued municipal bonds that offer the potential for above-average total return.

The fund seeks to limit risk by buying investment grade quality bonds in a variety of industry sectors.

What are the Risks of Investing in the Fund?

The principal risks of investing in the fund are interest rate risk and credit risk. Interest rate risk is the risk that interest rates will rise, causing bond prices to fall. Credit risk is the risk that an issuer of a municipal bond will be unable to make interest and principal payments. In general, lower rated bonds carry greater credit risk. The fund may bear additional risk because it invests primarily in Wisconsin bonds. The fund is non-diversified, and may invest more of its assets in a single issuer than a diversified fund. Greater concentration may increase risk. As with any mutual fund investment, loss of money is a risk of investing.

Is This Fund Right For You?
The fund may be a suitable investment for you if you seek to:
 .  Earn regular monthly tax-free dividends;
 .  Preserve investment capital over time;
 .  Reduce taxes on investment income;
 . Set aside money systematically for retirement, estate planning or college funding.
You should not invest in this fund if you seek to:

 .  Pursue long-term growth;
 .  Invest through an IRA or 401(k) plan;
 .  Avoid fluctuations in share price.

How the Fund Has Performed

The chart and table below illustrate annual fund returns for each of the past four years as well as annualized fund and index returns for the one-year and inception periods ending December 31, 1998. This information is intended to help you assess the variability of fund returns over the past four years (and consequently, the potential rewards and risks of a fund investment). Past performance is not necessarily an indication of future performance.

Total Returns/1/

[BAR CHART APPEARS HERE]

Class A Annual Returns

1995         17.2%
1995          2.5%
1997          9.4%
1998          6.6%


From inception in June 1994 to December 31, 1998, the highest and lowest quarterly returns were 6.57% and -2.64%, respectively for the quarters ending 3/31/95 and 3/31/96. The bar chart and highest/lowest quarterly returns do not reflect sales charges, which would reduce returns, while the average annual return table does.


                                 Average Annual Total Returns for
                              the Periods Ending December 31, 1998
                           -------------------------------------------
Class                                       1 Year          Inception
----------------------------------------------------------------------
Class A (Offer)                              2.06%             6.13%
Class B                                      1.74%             6.19%
Class C                                      5.99%             6.74%
Class R                                      6.85%             7.32%
----------------------------------------------------------------------
LB Market
 Benchmark/2/                                 6.48%            7.72%
Lipper
 Peer Group/3/                                5.17%            6.64%


12 Section 1 The Funds

What are the Costs of Investing?

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

 Shareholder Transaction Expenses/4/

Paid Directly From Your Investment

Share Class                                 A         B         C         R/5/
--------------------------------------------------------------------------------
 Maximum Sales Charge Imposed
 on Purchases                           4.20%/6/   None      None       None
--------------------------------------------------------------------------------
 Maximum Sales Charge Imposed
 on Reinvested Dividends                None       None      None       None
--------------------------------------------------------------------------------
 Exchange Fees                          None       None      None       None
--------------------------------------------------------------------------------
 Deferred Sales Charge/7/               None/8/      5%/9/     1%/10/   None
--------------------------------------------------------------------------------
 Annual Fund Operating Expenses/11/

Paid From Fund Assets

Share Class                                  A         B         C        R
--------------------------------------------------------------------------------
 Management Fees                           .55%      .55%      .55%     .55%
--------------------------------------------------------------------------------
 12b-1 Distribution and Service Fees       .20%      .95%      .75%      --%
--------------------------------------------------------------------------------
 Other Expenses                            .42%      .44%      .43%     .42%
================================================================================
 Total Annual Fund Operating
 Expenses--Gross+                         1.17%     1.94%     1.73%     .97%

    + After Expense Reimbursement
--------------------------------------------------------------------------------
      Reimbursements                      (.49%)    (.51%)    (.50%)   (.49%)
--------------------------------------------------------------------------------
      Total Operating Expense-Net          .68%     1.43%     1.23%     .48%
--------------------------------------------------------------------------------

 Reflects a voluntary expense limitation by the fund's investment adviser that may be modified or discontinued at any time.

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the fund for the time period indicated and then either redeem or do not redeem your shares at the end of a period. The example assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Your actual costs may be higher or lower.

                             Redemption                    No Redemption
Share Class      A       B       C       R       A       B       C       R
--------------------------------------------------------------------------------
 1 Year        $  534  $  591  $  176  $   99  $  534  $  197  $  176  $   99
--------------------------------------------------------------------------------
 3 Years       $  776  $  925  $  545  $  309  $  776  $  609  $  545  $  309
--------------------------------------------------------------------------------
 5 Years       $1,037  $1,160  $  939  $  536  $1,037  $1,047  $  939  $  536
--------------------------------------------------------------------------------
10 Years       $1,781  $2,065  $2,041  $1,190  $1,781  $2,065  $2,041  $1,190
--------------------------------------------------------------------------------

How the Fund Is Invested (as of 5/31/99)

Portfolio Statistics

Average Effective Maturity                                     20.57 years
--------------------------------------------------------------------------
Average Duration                                                      9.23
--------------------------------------------------------------------------
Weighted Average Credit Quality                                         A+
--------------------------------------------------------------------------
Number of Issues                                                        65
--------------------------------------------------------------------------

Credit Quality

AAA/U.S. Guaranteed                                                    41%
--------------------------------------------------------------------------
AA                                                                      4%
--------------------------------------------------------------------------
A                                                                      18%
--------------------------------------------------------------------------
BBB/NR                                                                 37%
--------------------------------------------------------------------------

Industry Diversification (Top 5)

[PIE CHART APPEARS HERE]

1. Class A total returns reflect actual performance for all periods; Class B, C and R total returns reflect actual performance for periods since class inception (see "Financial Highlights" for dates), and Class A performance for periods prior to class inception, adjusted for the differences in fees between the classes (see "What are the Costs of Investing?"). The year-to-date return as of 6/30/99 was (1.79%).

 2. Market Benchmark returns reflect the performance of the Lehman Brothers Municipal Bond Index, an unmanaged index comprised of a broad range of investment-grade municipal bonds.

 3. Peer Group returns represent the average annualized returns of the funds in the Lipper Other States Municipal Debt Category. Returns assume reinvestment of dividends and do not reflect any applicable sales charges.

 4. As a percent of offering price unless otherwise noted. Authorized dealers and other firms may charge additional fees for shareholder transactions or for advisory services. Please see their materials for details.

 5. Class R shares may be purchased only under limited circumstances, or by specified classes of investors. See "How You Can Buy and Sell Shares."

 6. Reduced Class A sales charges apply to purchases of $50,000 or more. See "How You Can Buy and Sell Shares."

 7.  As a percentage of lesser of purchase price or redemption proceeds.

 8. Certain Class A purchases at net asset value of $1 million or more may be subject to a contingent deferred sales charge (CDSC) if redeemed within 18 months of purchase. See "How You Can Buy and Sell Shares."

 9. Class B shares redeemed within six years of purchase are subject to a CDSC of 5% during the first year, 4% during the second and third years, 3% during the fourth, 2% during the fifth and 1% during the sixth year.

10.  Class C shares redeemed within one year of purchase are subject to a 1%
     CDSC.

11. Long-term holders of Class B and Class C shares may pay more in Rule 12b-1 fees and CDSCs than the economic equivalent of the maximum front-end sales charge permitted under the National Association of Securities Dealers Conduct Rules.

Utilities                    7%
Housing - Multifamily        6%
Long-Term Care               8%
Other                       23%
U.S. Guaranteed             12%
Tax Obligation - Limited    44%

                                                         Section 1  The Funds 13

Section 2  How We Manage Your Money

To help you understand how the funds' assets are managed, this section includes a detailed discussion of the adviser's investment and risk management strategies. For a more complete discussion of these matters, please consult the Statement of Additional Information.

Who Manages the Funds

Nuveen Advisory Corp. ("Nuveen Advisory"), the fund's investment adviser, together with its advisory affiliate, Nuveen Institutional Advisory Corp., offer premier advisory and investment management services to a broad range of mutual fund clients. In the Nuveen family, these advisers are commonly referred to as Nuveen Investment Advisory Services or NIAS. Nuveen Advisory is responsible for the selection and on-going monitoring of the municipal bonds in the fund's investment portfolio, managing the fund's business affairs and providing certain clerical, bookkeeping and other administrative services. The NIAS advisers are located at 333 West Wacker Drive, Chicago, IL 60606.

The NIAS advisers are wholly owned subsidiaries of John Nuveen & Co. Incorporated ("Nuveen"). Founded in 1898, Nuveen has been synonymous with investments that withstand the test of time. Today we offer a broad range of investments designed for individuals seeking to build and sustain wealth. Nuveen is the sponsor and principal underwriter of the fund's shares and has sponsored or underwritten more than $60 billion of investment company securities. Nuveen and its affiliates have more than $55 billion in assets under management.

Nuveen Advisory is responsible for execution of specific investment strategies and day-to-day investment operations. Nuveen Advisory manages each fund using a team of analysts and portfolio managers that focus on a specific group of funds. Day-to-day operation of each fund and the execution of its specific investment strategies is the responsibility of the designated portfolio manager described below.

Michael S. Davern has been the portfolio manager for the Kansas and Missouri Funds since 1992, the Michigan Fund since 1993, and the Wisconsin Fund since 1994. Mr. Davern became a Vice President of Flagship Financial Inc. in 1991, and subsequently became a Vice President of Nuveen Advisory upon the acquisition of Flagship Resources Inc. by The John Nuveen Company in January 1997. Mr. Davern currently manages investments for sixteen Nuveen-sponsored investment companies, including the Arizona, Colorado, New Mexico, and Louisiana Funds. Thomas J. O'Shaughnessy has been the portfolio manager for the Kentucky Fund since July 1998, a portfolio manager for Nuveen Advisory since 1983 and an Assistant Vice President since 1998. Mr. O'Shaughnessy currently manages investments for twelve Nuveen-sponsored investment companies, including the Georgia, Florida, North Carolina, Pennsylvania, and Tennessee Funds. J. Thomas Futrell has been the portfolio manager for the Ohio Fund since July 1998. Mr. Futrell is a Chartered Financial Analyst

14 Section 2  How We Manage Your Money
and has been a Vice President of Nuveen Advisory since 1991.
He currently manages investments for ten Nuveen-sponsored investment companies, including the Massachusetts, Massachusetts Insured, and New Jersey Funds.

For providing these services, Nuveen Advisory is paid an annual management fee according to the following schedule:


Average Daily Net Assets                                    Management Fee
--------------------------------------------------------------------------
For the first $125 million                                        0.5500%
--------------------------------------------------------------------------
For the next $125 million                                         0.5375%
--------------------------------------------------------------------------
For the next $250 million                                         0.5250%
--------------------------------------------------------------------------
For the next $500 million                                         0.5125%
--------------------------------------------------------------------------
For the next $1 billion                                           0.5000%
--------------------------------------------------------------------------
For assets over $2 billion                                        0.4750%
--------------------------------------------------------------------------

What Securities We Invest In

Each fund's investment objective may not be changed without shareholder approval. The following investment policies may be changed by the Board of Trustees without shareholder approval unless otherwise noted in this prospectus or the Statement of Additional Information.

Municipal Obligations

The funds invest primarily in municipal bonds that pay interest that is exempt from regular federal, state and, in some cases, local income tax. Income from these bonds may be subject to the federal alternative minimum tax.

States, local governments and municipalities issue municipal bonds to raise money for various public purposes such as building public facilities, refinancing outstanding obligations and financing general operating expenses. These bonds include general obligation bonds, which are backed by the full faith and credit of the issuer and may be repaid from any revenue source, and revenue bonds, which may be repaid only from the revenue of a specific facility or source.

The funds may purchase municipal bonds that represent lease obligations. These carry special risks because the issuer of the bonds may not be obligated to appropriate money annually to make payments under the lease. In order to reduce this risk, the funds will only purchase these bonds where the issuer has a strong incentive to continue making appropriations until maturity.

In evaluating municipal bonds of different credit qualities or maturities, Nuveen Advisory takes into account the size of yield spreads. Yield spread is the additional return the funds may earn by taking on additional credit risk or interest rate risk. For example, yields on low quality bonds are higher than yields on high quality bonds because investors must be compensated for incurring the higher credit risk associated with low quality bonds. If yield spreads do not provide adequate compensation for the additional risk associated with low quality bonds, the funds will buy bonds of relatively higher quality. Similarly, in evaluating bonds of different maturities, Nuveen Advisory evaluates the comparative yield available

                                          Section 2 How We Manage Your Money  15
on these bonds. If yield spreads on long-term bonds do not compensate the funds adequately for the additional interest rate risk the funds must assume, the funds will buy bonds of relatively shorter maturity. In addition, municipal bonds in a particular industry may provide higher yields relative to their risk compared to bonds in other industries. If that occurs, a fund may buy relatively more bonds from issuers in that industry. In that case, the fund's portfolio composition would change from time to time.

Quality Municipal Bonds

The funds purchase only quality municipal bonds that are either rated investment grade (AAA/Aaa to BBB/Baa) by independent rating agencies at the time of purchase or are non-rated but judged to be investment grade by the funds' investment adviser. If suitable municipal bonds from a specific state are not available at attractive prices and yields, a fund may invest in municipal bonds of U.S. territories (such as Puerto Rico and Guam) which are exempt from regular federal, state and local income taxes. The Michigan and Ohio Funds may not invest more than 20% of their net assets in these territorial municipal bonds.

Portfolio Maturity

Each fund buys municipal bonds with different maturities in pursuit of its investment objective, but maintains under normal market conditions an investment portfolio with an overall weighted average portfolio maturity of 15 to 30 years.

Short-term Investments

Under normal market conditions, each fund may invest up to 20% of net assets in short-term, high quality municipal bonds. See "How We Manage Risk--Hedging and Other Defensive Investment Strategies." The funds may invest in short-term, high quality taxable securities if suitable short-term municipal bonds are not available at reasonable prices and yields. If the funds invest in taxable securities, they may not achieve their investment objective. For more information on eligible short-term investments, see the Statement of Additional Information.

Delayed-Delivery Transactions

The funds may buy or sell securities on a when-issued or delayed-delivery basis, paying for or taking delivery of the securities at a later date, normally within 15 to 45 days of the trade. These transactions involve an element of risk because the value of the security to be purchased may decline before the settlement date.


How We Select Investments

Nuveen Advisory selects municipal bonds for the funds based upon its assessment of a bond's relative value in terms of current yield, price, credit quality and future prospects. Nuveen Advisory is supported by Nuveen's award-winning team of specialized research analysts who review municipal securities available for purchase, monitor the continued creditworthiness of each fund's municipal investments, and analyze economic, political and demographic trends affecting the municipal markets. We utilize these resources to identify municipal bonds with favorable characteristics we believe are not yet recognized by the market. We then select those higher-yielding and undervalued municipal bonds that we believe represent the most attractive values.


16  Section 2 How We Manage Your Money

Portfolio Turnover

A fund buys and sells portfolio securities in the normal course of its investment activities. The proportion of the fund's investment portfolio that is sold and replaced with new securities during a year is known as the fund's portfolio turnover rate. The funds intend to keep portfolio turnover relatively low in order to reduce trading costs and the realization of taxable capital gains. Each fund, however, may make limited short-term trades to take advantage of market opportunities or reduce market risk.

What the Risks Are

Risk is inherent in all investing. Investing in a mutual fund -- even the most conservative -- involves risk, including the risk that you may receive little or no return on your investment or even that you may lose part or all of your investment. Therefore, before investing you should consider carefully the following risks that you assume when you invest in these funds. Because of these and other risks, you should consider an investment in any of these funds to be a long-term investment.

Interest rate risk: Because the funds invest in fixed-income securities, the funds are subject to interest rate risk. Interest rate risk is the risk that the value of a fund's portfolio will decline because of rising interest rates. Interest rate risk is generally lower for shorter-term investments and higher for longer-term investments.

Income risk: The risk that the income from a fund's portfolio will decline because of falling market interest rates. This can result when the fund invests the proceeds from new share sales, or from matured or called bonds, at market interest rates that are below the portfolio's current earnings rate.

Credit risk: Each fund is subject to credit risk. Credit risk is the risk that an issuer of a municipal bond will be unable to meet its obligation to make interest and principal payments due to changing financial or market conditions, or possibly due to Year 2000 issues.

State Concentration risk: Because the funds primarily purchase municipal bonds from a specific state, each fund also bears investment risk from the economic, political or regulatory changes that could adversely affect municipal bond issuers in that state and therefore the value of the fund's investment portfolio. See "Appendix--Additional State Information." These risks may be greater for the Kansas, Missouri and Wisconsin Funds, which as "non-diversified" funds may concentrate their investments in municipal bonds of certain issuers to a greater extent than the Kentucky, Michigan and Ohio Funds, which are diversified funds.

Inflation risk: The risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the fund's assets can decline as can the value of the fund's distributions.


                                          Section 2 How We Manage Your Money  17

How We Manage Risk

In pursuit of its investment objective, each fund assumes investment risk, chiefly in the form of interest rate and credit risk. The funds limit this investment risk generally by restricting the type and maturities of municipal bonds they purchase, and by diversifying their investment portfolios geographically within a state, as well as across different industry sectors.


Investment Limitations

The funds have adopted certain investment limitations (based on total assets) that cannot be changed without shareholder approval and are designed to limit your investment risk and maintain portfolio diversification. Each fund may not have more than:

 .  25% in any one industry such as electric utilities or health care.

 .  10% in borrowings (33% if used to meet redemptions).

As a diversified funds, the Kentucky, Michigan and Ohio Funds also may not have more than:

 . 5% in securities of any one issuer (except U.S. government securities or for 25% of each fund's assets).

Hedging and Other Defensive Investment Strategies

Each fund may invest up to 100% in cash equivalents and short-term investments as a temporary defensive measure in response to adverse market conditions, or to keep cash on hand fully invested. During these periods, the weighted average maturity of a fund's investment portfolio may fall below the defined range described under "Portfolio Maturity."

Each fund may also use various investment strategies designed to limit the risk of bond price fluctuations and to preserve capital. These hedging strategies include using financial futures contracts, options on financial futures, or options based on either an index of long-term tax-free securities or on debt securities whose prices, in Nuveen Advisory's opinion, correlate with the prices of the funds' investments. The funds, however, have no present intent to use these strategies.


18  Section 2   How We Manage Your Money

Section 3  How You Can Buy and Sell Shares

We offer four classes of fund shares, each with a different combination of sales charges, fees, eligibility requirements and other features. Your financial adviser can help you determine which class is best for you. We offer a number of features for your convenience. Please see the Statement of Additional Information for further details.

What Share Classes We Offer

Class A Shares

You can buy Class A shares at the offering price, which is the net asset value per share plus an up-front sales charge. You may qualify for a reduced sales charge, or the sales charge may be waived, as described in "How to Reduce Your Sales Charge." Class A shares are also subject to an annual service fee of .20% which compensates your financial adviser for providing on-going service to you. Nuveen retains the up-front sales charge and the service fee on accounts with no authorized dealer of record. The up-front Class A sales charge for all funds described in the prospectus is as follows:

                                                                                      Authorized Dealer
                                      Sales Charge as % of   Sales Charge as % of     Commission as % of
Amount of Purchase                   Public Offering Price    Net Amount Invested   Public Offering Price
---------------------------------------------------------------------------------------------------------
Less than $50,000                             4.20%                  4.38%                   3.70%
---------------------------------------------------------------------------------------------------------
$50,000 but less than $100,000                4.00%                  4.18%                   3.50%
---------------------------------------------------------------------------------------------------------
$100,000 but less than $250,000               3.50%                  3.63%                   3.00%
---------------------------------------------------------------------------------------------------------
$250,000 but less than $500,000               2.50%                  2.56%                   2.00%
---------------------------------------------------------------------------------------------------------
$500,000 but less than $1,000,000             2.00%                  2.04%                   1.50%
---------------------------------------------------------------------------------------------------------
$1,000,000 and over                             --/1/                  --                    1.00%/1/
---------------------------------------------------------------------------------------------------------

1. You can buy $1 million or more of Class A shares at net asset value without an up-front sales charge. Nuveen pays authorized dealers of record on these share purchases a sales commission of 1.00% of the first $2.5 million, plus .50% of the next $2.5 million, plus .25% of the amount over $5.0 million. If you redeem your shares within 18 months of purchase, you may have to pay a CDSC of 1% of either your purchase price or your redemption proceeds, whichever is lower. You do not have to pay this CDSC if your financial adviser has made arrangements with Nuveen and agrees to waive the commission.

Class B Shares

You can buy Class B shares at the offering price, which is the net asset value per share without any up-front sales charge so that the full amount of your purchase is invested in the fund. However, you will pay annual distribution and service fees of .95% of average daily assets. The annual .20% service fee compensates your financial adviser for providing on-going service to you. Nuveen retains the up-front sales charge and the service fee on accounts with no authorized dealer of record. The annual .75% distribution fee compensates Nuveen for paying your financial adviser a 4% up-front sales commission, which includes an advance of the first year's service fee. If you sell your shares within six years of purchase, you will normally have to pay a CDSC based on either your purchase price or what you sell your shares for, whichever amount is lower, according to the


                                   Section 3 How You Can Buy and Sell Shares  19
following schedule. You do not pay a CDSC on any Class B shares you purchase by reinvesting dividends.

Class B shares automatically convert to Class A shares eight years after you buy them so that the distribution fees you pay over the life of your investment are limited. You will continue to pay an annual service fee on any converted Class B shares.

Years Since Purchase       0-1     1-2     2-3     3-4     4-5     5-6

CDSC                        5%      4%      4%      3%      2%      1%
--------------------------------------------------------------------------------
Class C Shares

You can buy Class C shares at the offering price, which is the net asset value per share without any up-front sales charge so that the full amount of your purchase is invested in the fund. However, you will pay annual distribution and service fees of .75%. The annual .20% service fee compensates your financial adviser for providing on-going service to you. Nuveen retains the up-front sales charge and the service fee on accounts with no authorized dealer of record. The annual .55% distribution fee reimburses Nuveen for paying your financial adviser an on-going sales commission. Nuveen advances the first year's service and distribution fees. If you sell your shares within 12 months of purchase, you will normally have to pay a 1% CDSC based on your purchase or sale price, whichever is lower. You do not pay a CDSC on any Class C shares you purchase by reinvesting dividends.

Class R Shares

You may purchase Class R shares only under limited circumstances, at the net asset value on the day of purchase. In order to qualify, you must be eligible under one of the programs described in "How to Reduce Your Sales Charge" (below) or meet certain other purchase size criteria. Class R shares are not subject to sales charges or on-going service or distribution fees. Class R shares have lower on-going expenses than the other classes.

How to Reduce Your Sales Charge

We offer a number of ways to reduce or eliminate the up-front sales charge on Class A shares or to qualify to purchase Class R shares.


Class A Sales Charge         Class A Sales Charge            Class R Eligibility
Reductions                   Waivers
 . Rights of accumulation     . Nuveen Defined Portfolio      . Certain employees and
 . Letter of intent              or Exchange-Traded              directors of Nuveen or
 . Group purchase                Fund reinvestment               employees of authorized
                             . Certain employees and            dealers
                                directors of Nuveen or       . Bank trust departments
                                employees of authorized
                                dealers
                             . Bank trust departments

In addition, Class A shares at net asset value and Class R shares may be purchased through registered investment advisers, certified financial planners and registered broker-dealers who charge asset-based or

20 Section 3 How You Can Buy and Sell Shares comprehensive "wrap" fees for their services. Please refer to the Statement of Additional Information for detailed program descriptions and eligibility requirements. Additional information is available from your financial adviser or by calling (800) 257-8787. Your financial adviser can also help you prepare any necessary application forms. You or your financial adviser must notify Nuveen at the time of each purchase if you are eligible for any of these programs. The funds may modify or discontinue these programs at any time.

How to Buy Shares


Fund shares may be purchased on any business day, which is any day the New York Stock Exchange is open for business and normally ends at 4 p.m. New York time. Generally, the Exchange is closed on weekends and national holidays. The share price you pay will depend on when Nuveen receives your order. Orders received before the close of trading on a business day will receive that day's closing share price, otherwise you will receive the next business day's price.

Through a Financial Adviser

You may buy shares through your financial adviser, who can handle all the details for you, including opening a new account. Financial advisers can also help you review your financial needs and formulate long-term investment goals and objectives. In addition, financial advisers generally can help you develop a customized financial plan, select investments and monitor and review your portfolio on an on-going basis to help assure your investments continue to meet your needs as circumstances change. Financial advisers are paid for on-going investment advice and services either from fund sales charges and fees or by charging you a separate fee in lieu of a sales charge. If you do not have a financial adviser, call (800) 257-8787 and Nuveen can refer you to one in your area.

By Mail

You may open an account and buy shares by mail by completing the enclosed application and mailing it along with your check to: Nuveen Investor Services, P.O. Box 5186, Bowling Green Station, New York, NY 10274-5186. No third party checks will be accepted.

Investment Minimums

The minimum initial investment is $3,000 ($50 if you establish a systematic investment plan). Subsequent investments must be in amounts of $50 or more. The funds reserve the right to reject purchase orders and to waive or increase the minimum investment requirements.

Systematic Investing


Systematic investing allows you to make regular investments through automatic deductions from your bank account (simply complete the appropriate section of the account application form) or directly from your paycheck. To invest directly from your paycheck, contact your financial adviser or call Nuveen at
(800) 257-8787. Systematic investing may also make you eligible for reduced sales charges.


                                    Section 3 How You Can Buy and Sell Shares 21

The chart below illustrates the benefits of systematic investing based on a $3,000 initial investment and subsequent monthly investments of $100 over 20 years. The example assumes you earn a return of 4%, 5% or 6% annually on your investment and that you reinvest all dividends. These annual returns do not reflect past or projected fund performance.

One of the benefits of systematic investing is dollar cost averaging. Because you regularly invest a fixed amount of money over a period of years regardless of the share price, you buy more shares when the price is low and fewer shares when the price is high. As a result, the average share price you pay should be less than the average share price of fund shares over the same period. To be effective, dollar cost averaging requires that you invest over a long period of time, and does not assure that you will profit.

Systematic Investment Plan

You can make regular investments of $50 or more per month by authorizing us to draw preauthorized checks on your bank account. You can stop the withdrawals at any time. There is no charge for this plan.

Payroll Direct Deposit Plan

You can, with your employer's consent, make regular investments of $25 or more per pay period (meeting the monthly minimum of $50) by authorizing your employer to deduct this amount automatically from your paycheck. You can stop the deductions at any time. There is no charge for this plan.

Systematic Withdrawal

If the value of your fund account is at least $10,000, you may request to have $50 or more withdrawn automatically from your account. You may elect to receive payments monthly, quarterly, semi-annually or annually, and may choose to receive a check, have the monies transferred directly into your bank account (see "Special Services--Fund Direct" below), paid to a third party or sent payable to you at an address other than your

22 Section 3 How You Can Buy and Sell Shares address of record. You must complete the appropriate section of the account application or Account Update Form to participate in the fund's systematic withdrawal plan.

You should not establish systematic withdrawals if you intend to make concurrent purchases of Class A, B or C shares because you may unnecessarily pay a sales charge or CDSC on these purchases.

Special Services

To help make your investing with us easy and efficient, we offer you the following services at no extra cost.

Exchanging Shares
You may exchange fund shares into an identically registered account at any time for the same class of another Nuveen mutual fund available in your state. Your exchange must meet the minimum purchase requirements of the fund into which you are exchanging. You may have to pay a sales charge when exchanging shares that you purchased without a sales charge for shares that are sold with a sales charge. Please consult the Statement of Additional Information for details.

The exchange privilege is not intended to allow you to use a fund for short-term trading. Because excessive exchanges may interfere with portfolio management, raise fund operating expenses or otherwise have an adverse effect on other shareholders, each fund reserves the right to revise or suspend the exchange privilege, limit the amount or number of exchanges, or reject any exchange.

The funds may change or cancel their exchange policy at any time upon 60 days' notice. Because an exchange is treated for tax purposes as a purchase and sale, and any gain may be subject to tax, you should consult your tax adviser about the tax consequences of exchanging your shares.

Fund Direct/SM/
The Fund Direct Program allows you to link your fund account to your bank account, transfer money electronically between these accounts, and perform a variety of account transactions, including purchasing shares by telephone and investing through a systematic investment plan. You also may have dividends, distributions, redemption payments or systematic withdrawal plan payments sent directly to your bank account. Your financial adviser can help you complete the forms for these services, or you can call Nuveen at (800) 257-8787 for copies of the necessary forms.

Reinstatement Privilege
If you redeem fund shares, you may reinvest all or part of your redemption proceeds up to one year later without incurring any additional charges. You may only reinvest into the same share class you redeemed. If you paid a CDSC, we will refund your CDSC and reinstate your holding period. You may use this reinstatement privilege only once for any redemption.


                                   Section 3 How You Can Buy and Sell Shares  23

How To Sell Shares

An Important Note About Telephone Transactions

Although Nuveen Investor Services has certain safeguards and procedures to confirm the identity of callers, it will not be liable for losses resulting from following telephone instructions it reasonably believes to be genuine. Also you should verify your trade confirmations immediately upon receipt.


You may sell (redeem) your shares on any business day. You will receive the share price next determined after Nuveen has received your properly completed redemption request. Your redemption request must be received before the close of trading for you to receive that day's price. If you are selling shares purchased recently with a check, you will not receive your redemption proceeds until your check has cleared. This may take up to ten business days from your purchase date. While the funds do not charge a redemption fee, you may be assessed a CDSC, if applicable. When you redeem Class A, Class B, or Class C shares subject to a CDSC, the fund will first redeem any shares that are not subject to a CDSC or that represent an increase in the value of your fund account due to capital appreciation, and then redeem the shares you have owned for the longest period of time, unless you ask the fund to redeem your shares in a different order. No CDSC is imposed on shares you buy through the reinvestment of dividends and capital gains. The holding period is calculated on a monthly basis and begins on the first day of the month in which you buy shares. When you redeem shares subject to a CDSC, the CDSC is calculated on the lower of your purchase price or redemption proceeds, deducted from your redemption proceeds, and paid to Nuveen. The CDSC may be waived under certain special circumstances as described in the Statement of Additional Information.

Through Your Financial Adviser
You may sell your shares through your financial adviser who can prepare the necessary documentation. Your financial adviser may charge for this.

By Telephone

If you have authorized telephone redemption privileges, you can redeem your shares by calling (800) 257-8787. Telephone redemptions are not available if you own shares in certificate form and may not exceed $50,000. Checks will only be issued to you as the shareholder of record and mailed to your address of record. If you have established Fund Direct privileges, you may have redemption proceeds transferred electronically to your bank account. We will normally mail your check the next business day.

By Mail

You can sell your shares at any time by sending a written request to the appropriate fund, c/o Nuveen Investor Services, P.O. Box 5186, Bowling Green Station, New York, NY 10274-5186. Your request must include the following information:

 . The fund's name;
 . Your name and account number;
 . The dollar or share amount you wish to redeem;
 . The signature of each owner exactly as it appears on the account;
 . The name of the person to whom you want your redemption proceeds paid (if other than to the shareholder of record);
 . The address where you want your redemption proceeds sent (if other than the address of record);
 . Any certificates you have for the shares; and . Any required signature guarantees.


24  Section 3 How You Can Buy and Sell Shares

An Important Note About Involuntary Redemption

From time to time, the funds may establish minimum account size requirements. The funds reserve the right to liquidate your account upon 30 days' written notice if the value of your account falls below an established minimum. The funds have set a minimum balance of $100 unless you have an active Nuveen Defined Portfolio reinvestment account. You will not be assessed a CDSC on an involuntary redemption.

We will normally mail your check the next business day, but in no event more than seven days after we receive your request. If you purchased your shares by check, your redemption proceeds will not be mailed until your check has cleared. Guaranteed signatures are required if you are redeeming more than $50,000, you want the check payable to someone other than the shareholder of record or you want the check sent to another address (or the address of record has been changed within the last 60 days). Signature guarantees must be obtained from a bank, brokerage firm or other financial intermediary that is a member of an approved Medallion Guarantee Program or that is otherwise approved by a fund. A notary public cannot provide a signature guarantee.

Redemptions In-Kind
The funds generally pay redemption proceeds in cash. Under unusual conditions that make cash payment unwise and for the protection of existing shareholders, the funds may pay all or a portion of your redemption proceeds in securities or other fund assets. Although it is unlikely that your shares would be redeemed in-kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from that sale.


                                   Section 3 How You Can Buy and Sell Shares  25

Section 4  General Information

           To help you understand the tax implications of investing in the funds, this section includes important details about how the funds make distributions to shareholders. We discuss some other fund policies, as well.

           Dividends, Distributions and Taxes

           [INSERT LOGO]
           The funds pay tax-free dividends monthly and any taxable capital gains or other taxable distributions once a year in December. The funds declare dividends monthly to shareholders of record as of the ninth of each month, payable the first business day of the following month.

           Payment and Reinvestment Options
           The funds automatically reinvest your dividends in additional fund shares unless you request otherwise. You may request to have your dividends paid to you by check, deposited directly into your bank account, paid to a third party, sent to an address other than your address of record or reinvested in shares of another Nuveen mutual fund. For further information, contact your financial adviser or call Nuveen at (800) 257-8787.

           Taxes and Tax Reporting

           Because the funds invest primarily in municipal bonds from a particular state, the regular monthly dividends you receive will be exempt from regular federal income tax and that state's personal income tax. All or a portion of these dividends, however, may be subject to the federal alternative minimum tax (AMT).

           Although the funds do not seek to realize taxable income or capital gains, the funds may realize and distribute taxable income or capital gains from time to time as a result of each fund's normal investment activities. Each fund will distribute in December any taxable income or capital gains realized over the preceding year. Net short-term gains are taxable as ordinary income. Net long-term capital gains are taxable as long-term capital gains regardless of how long you have owned your investment. Taxable dividends do not qualify for a dividends received deduction if you are a corporate shareholder.

           Early in each year, you will receive a statement detailing the amount and nature of all dividends and capital gains that you were paid during the prior year. If you hold your investment at the firm where you purchased your fund shares, you will receive the statement from that firm. If you hold your shares directly at the fund, Nuveen will send you the statement. The tax status of your dividends is not affected by whether you reinvest your dividends or elect to receive them in cash.

           If you receive social security or railroad retirement benefits, you should consult your tax adviser about how an investment in a fund may affect the federal taxation of your benefits.


26  Section 4  General Information

Please note that if you do not furnish us with your correct Social Security number or employer identification number, federal law requires the fund to withhold federal income tax from your distributions and redemption proceeds, currently at a rate of 31%.

Please consult the Statement of Additional Information and your tax adviser for more information about taxes.

Buying or Selling Shares Close to a Record Date
Buying fund shares shortly before the record date for a taxable dividend is commonly known as "buying the dividend." The entire dividend may be taxable to you even though a portion of the dividend effectively represents a return of your purchase price. Similarly, if you sell or exchange fund shares shortly before the record date for a tax-exempt dividend, a portion of the price you receive may be treated as a taxable capital gain even though it reflects tax-free income earned but not yet distributed by the fund.

Taxable Equivalent Yields

The taxable equivalent yield is the current yield you would need to earn on a taxable investment in order to equal a stated federal tax-free yield on a municipal investment. To assist you to more easily compare municipal investments like the funds with taxable alternative investments, the table below presents the taxable equivalent yields for a range of hypothetical federal tax-free yields and tax rates:

Taxable Equivalent Of Tax-Free Yields

                   To Equal a Tax-Free Yield of:
If Your Federal       4.00%           4.50%          5.00%     5.50%     6.00%
Tax Bracket is:    A Taxable Investment Would Need to Yield:
------------------------------------------------------------------------------
 28.0%                5.56%           6.25%          6.94%     7.64%     8.33%
 31.0%                5.80%           6.52%          7.25%     7.97%     8.70%
 36.0%                6.25%           7.03%          7.81%     8.59%     9.37%
 39.6%                6.62%           7.45%          8.28%     9.11%     9.93%

The yields and tax rates shown above are hypothetical and do not predict your actual returns or effective tax rate. For more detailed information, see the Statement of Additional Information or consult your tax adviser.

Distribution and Service Plans

Nuveen serves as the selling agent and distributor of the funds' shares. In this capacity, Nuveen manages the offering of the funds' shares and is responsible for all sales and promotional activities. In order to reimburse Nuveen for its costs in connection with these activities, including compensation paid to authorized dealers, each fund has adopted a distribution and service plan under Rule 12b-1 under the Investment Company Act of 1940. (See "How to Choose a Share Class" for a description of the distribution and service fees paid under this plan.)

Nuveen receives the distribution fee for Class B and Class C shares primarily for providing compensation to authorized dealers, including Nuveen, in connection with the distribution of shares. Nuveen uses the

                                               Section 4 General Information  27
service fee for Class A, Class B, and Class C shares to compensate authorized dealers, including Nuveen, for providing on-going account services to shareholders. These services may include establishing and maintaining shareholder accounts, answering shareholder inquiries, and providing other personal services to shareholders. These fees also compensate Nuveen for other expenses, including printing and distributing prospectuses to persons other than shareholders, and preparing, printing, and distributing advertising and sales literature and reports to shareholders used in connection with the sale of shares. Because these fees are paid out of the funds' assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Nuveen periodically undertakes sales promotion programs with authorized dealers and may pay them the full applicable sales charge as a commission. In addition, Nuveen may provide support at its own expense to authorized dealers in connection with sales meetings, seminars, prospecting seminars and other events at which Nuveen presents its products and services. Under certain circumstances, Nuveen also will share with authorized dealers up to half the costs of advertising that features the products and services of both parties. The Statement of Additional Information contains further information about these programs.

Net Asset Value


The price you pay for your shares is based on the fund's net asset value per share which is determined as of the close of trading (normally 4:00 p.m. New York time) on each day the New York Stock Exchange is open for business. Net asset value is calculated for each class by taking the market value of the class' total assets, including interest or dividends accrued but not yet collected, less all liabilities, and dividing by the total number of shares outstanding. The result, rounded to the nearest cent, is the net asset value per share. All valuations are subject to review by the funds' Board of Trustees or its delegate.

In determining net asset value, expenses are accrued and applied daily and securities and other assets for which market quotations are available are valued at market value. The prices of municipal bonds are provided by a pricing service and based on the mean between the bid and asked price. When price quotes are not readily available (which is usually the case for municipal securities), the pricing service establishes fair market value based on prices of comparable municipal bonds.

Fund Service Providers

The custodian of the assets of the funds is The Chase Manhattan Bank, 4 New York Plaza, New York, NY 10004-2413. Chase also provides certain accounting services to the funds. The funds' transfer, shareholder services and dividend paying agent, Chase Global Funds Services Company, P.O. Box 5186, New York, NY 10274-5186, performs bookkeeping, data processing and administrative services for the maintenance of shareholder accounts.



28  Section 4  General Information

Year 2000

The funds' service providers rely on computer systems to manage the fund's investments, process shareholder transactions and provide shareholder account maintenance. Because of the way computers historically have stored dates, some of these systems currently may not be able to correctly process activity occurring in the year 2000. Nuveen is working with the funds' service providers to adapt their systems to address this issue. Nuveen and the funds expect that the necessary work will be completed on a timely basis, although there can be no assurance of this.

Year 2000 issues may affect the ability of issuers to meet their interest and principal payment obligations to their bond holders, and may adversely affect the bonds' credit ratings and values. Generally, higher rated fixed-income securities carry less credit risk than lower rated fixed-income securities. Municipal issuers may have greater Year 2000 risks than other issuers. Nuveen Advisory is requesting information from municipal issuers so that Nuveen Advisory can take the issuers' Year 2000 readiness, if made available, into account in making investment decisions. There can be no assurance that issuers will provide this information to Nuveen Advisory, or that issuers will begin or complete the work necessary to address any Year 2000 issues on a timely basis.


                                              Section 4  General Information  29

Section 5  Financial Highlights

The financial highlights table is intended to help you understand a Fund's financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Arthur Andersen LLP, whose report, along with the Funds' financial statements, are included in the SAI and annual report, which is available upon request.

Kansas Municipal Bond Fund**

                                      Investment Operations                      Less Distributions
                             -------------------------------------------  --------------------------------
Class
(Inception
Date)
                                                         Net
                                                    Realized
                                                         and                                                  Ending
Year           Beginning              Net         Unrealized                     Net                             Net
Ending         Net Asset       Investment         Investment              Investment    Capital                Asset        Total
May 31,            Value         Income(a)       Gain (Loss)       Total      Income      Gains      Total     Value    Return(b)
---------------------------------------------------------------------------------------------------------------------------------
Class A (1/92)
   1999          $ 10.60           $  .51           $  (.11)      $  .40    $  (.51)      $  --     $ (.51)  $ 10.49        3.81%
   1998            10.19              .52               .41          .93       (.52)         --       (.52)    10.60        9.32
   1997             9.83              .53               .36          .89       (.53)         --       (.53)    10.19        9.21
   1996            10.01              .54              (.18)         .36       (.54)         --       (.54)     9.83        3.63
   1995             9.83              .55               .18          .73       (.55)         --       (.55)    10.01        7.80

Class B (2/97)

   1999            10.54              .43              (.11)         .32       (.43)         --       (.43)    10.43        3.07
   1998            10.13              .44               .41          .85       (.44)         --       (.44)    10.54        8.57
   1997(c)         10.23              .13              (.12)         .01       (.11)         --       (.11)    10.13         .13

Class C (2/97)

   1999            10.63              .45              (.11)         .34       (.46)         --       (.46)    10.51        3.18
   1998            10.21              .47               .42          .89       (.47)         --       (.47)    10.63        8.85
   1997(c)         10.18              .15               .04          .19       (.16)         --       (.16)    10.21        1.85

Class R (2/97)

   1999            10.66              .54              (.11)         .43       (.54)         --       (.54)    10.55        4.06
   1998            10.22              .56               .43          .99       (.55)         --       (.55)    10.66        9.84
   1997(c)         10.20              .18              (.02)         .16       (.14)         --       (.14)    10.22        1.55
---------------------------------------------------------------------------------------------------------------------------------


                                Ratios/Supplemental Data
              ------------------------------------------------------------
Class
(Inception
Date)
                                              Ratio of Net
                                  Ratio of      Investment
                  Ending          Expenses          Income
Year                 Net        to Average      to Average      Portfolio
Ending            Assets               Net             Net       Turnover
May 31,            (000)         Assets(a)       Assets(a)           Rate
--------------------------------------------------------------------------
Class A (1/92)

   1999        $ 113,140               .75%           4.78%            27%
   1998          102,217               .71            4.98             13
   1997           95,891               .68            5.24             40
   1996           96,694               .57            5.31             55
   1995           83,683               .54            5.67             72

Class B (2/97)

   1999            6,497              1.51            4.03             27
   1998            3,238              1.45            4.22             13
   1997(c)           605              1.27*           4.62*            40

Class C (2/97)

   1999            6,171              1.32            4.23             27
   1998            1,716              1.24            4.41             13
   1997(c)            91              1.09*           4.85*            40

Class R (2/97)

   1999              679               .59            4.97             27
   1998               12               .51            5.16             13
   1997(c)            --                --            6.61*            40
--------------------------------------------------------------------------

  *  Annualized.
 ** Information included prior to the fiscal year ended May 31, 1997, reflects the financial highlights of Flagship Kansas.
(a)  After custodian fee credit and expense reimbursement.
(b) Total returns are calculated on net asset value without any sales charge and are not annualized.
(c)  From commencement of class operations as noted.


30 Section 5  Financial Highlights

Kentucky Municipal Bond Fund**


                                      Investment Operations                       Less Distributions
                             -------------------------------------------  --------------------------------
Class
(Inception
Date)
                                                         Net
                                                    Realized
                                                         and                                                  Ending
Year           Beginning              Net         Unrealized                     Net                             Net
Ending         Net Asset       Investment         Investment              Investment    Capital                Asset        Total
May 31,            Value         Income(a)       Gain (Loss)       Total      Income      Gains      Total     Value    Return(b)
---------------------------------------------------------------------------------------------------------------------------------
Class A (5/87)
   1999          $ 11.39           $  .56           $  (.15)      $  .41    $  (.56)     $ (.02)    $ (.58)  $ 11.22        3.66%
   1998            11.05              .59               .38          .97       (.58)       (.05)      (.63)    11.39        9.00
   1997            10.82              .60               .24          .84       (.60)       (.01)      (.61)    11.05        7.87
   1996            10.99              .61              (.17)         .44       (.61)         --       (.61)    10.82        4.04
   1995            10.65              .61               .35          .96       (.62)         --       (.62)    10.99        9.42

Class B (2/97)

   1999            11.39              .48              (.15)         .33       (.48)       (.02)      (.50)    11.22        2.90
   1998            11.06              .50               .38          .88       (.50)       (.05)      (.55)    11.39        8.10
   1997(c)         11.07              .17              (.01)         .16       (.17)         --       (.17)    11.06        1.47

Class C (10/93)

   1999            11.38              .50              (.15)         .35       (.50)       (.02)      (.52)    11.21        3.12
   1998            11.04              .52               .39          .91       (.52)       (.05)      (.57)    11.38        8.43
   1997            10.81              .54               .24          .78       (.54)       (.01)      (.55)    11.04        7.29
   1996            10.99              .54              (.17)         .37       (.55)         --       (.55)    10.81        3.38
   1995            10.65              .55               .35          .90       (.56)         --       (.56)    10.99        8.82

Class R (2/97)

   1999            11.37              .58              (.15)         .43       (.58)       (.02)      (.60)    11.20        3.89
   1998            11.03              .61               .39         1.00       (.61)       (.05)      (.66)    11.37        9.25
   1997(c)         11.08              .20              (.04)         .16       (.21)         --       (.21)    11.03        1.42
---------------------------------------------------------------------------------------------------------------------------------


                               Ratios/Supplemental Data
                ----------------------------------------------------------
Class
(Inception
Date)
                                                Ratio of Net
                                  Ratio of        Investment
                  Ending          Expenses          Income
Year                 Net        to Average      to Average      Portfolio
Ending            Assets               Net             Net       Turnover
May 31,            (000)         Assets(a)       Assets(a)           Rate
--------------------------------------------------------------------------
Class A (5/87)

   1999        $ 467,127               .82%            4.90%           10%
   1998          451,338               .77             5.19            12
   1997          430,803               .75             5.44            13
   1996          410,808               .71             5.50            17
   1995          394,457               .68             5.85            28

Class B (2/97)     9,923              1.56             4.16            10

   1999            4,273              1.54             4.38            12
   1998              544              1.39*            4.76*           13
   1997(c)

Class C (10/93)

   1999           37,246              1.37             4.36            10
   1998           28,630              1.33             4.63            12
   1997           24,468              1.29             4.89            13
   1996           20,647              1.27             4.93            17
   1995           15,831              1.23             5.27            28

Class R (2/97)

   1999              839               .62             5.11            10
   1998              675               .58             5.37            12
   1997(c)           455               .49*            5.77*           13
--------------------------------------------------------------------------


  *  Annualized.

 ** Information included prior to the fiscal year ended May 31, 1997, reflects the financial highlights of Flagship Kentucky.

(a)  After custodian fee credit and expense reimbursement, where applicable.

(b) Total returns are calculated on net asset value without any sales charge and are not annualized.

(c)  From commencement of class operations as noted.



                                            Section 5  Financial Highlights  31

Michigan Municipal Bond Fund**


                                      Investment Operations                       Less Distributions
                             -------------------------------------------  --------------------------------
Class
(Inception
Date)
                                                         Net
                                                    Realized
                                                         and                                                  Ending
Year           Beginning              Net         Unrealized                     Net                             Net
Ending         Net Asset       Investment         Investment              Investment    Capital                Asset        Total
May 31,            Value         Income(a)       Gain (Loss)       Total      Income      Gains      Total     Value    Return(b)
---------------------------------------------------------------------------------------------------------------------------------
Class A (6/85)
   1999          $ 12.07           $  .60           $  (.18)      $  .42    $  (.60)     $ (.06)    $ (.66)  $ 11.83        3.45%
   1998            11.68              .61               .42         1.03       (.61)       (.03)      (.64)    12.07        8.95
   1997            11.37              .62               .31          .93       (.61)       (.01)      (.62)    11.68        8.42
   1996            11.59              .63              (.22)         .41       (.63)         --       (.63)    11.37        3.61
   1995            11.31              .65               .28          .93       (.65)         --       (.65)    11.59        8.57

Class B (2/97)

   1999            12.09              .51              (.18)         .33       (.51)       (.06)      (.57)    11.85        2.69
   1998            11.70              .52               .42          .94       (.52)       (.03)      (.55)    12.09        8.12
   1997(c)         11.66              .17               .04          .21       (.17)         --       (.17)    11.70        1.86

Class C (6/93)

   1999            12.06              .53              (.18)         .35       (.53)       (.06)      (.59)    11.82        2.90
   1998            11.66              .54               .43          .97       (.54)       (.03)      (.57)    12.06        8.45
   1997            11.35              .55               .32          .87       (.55)       (.01)      (.56)    11.66        7.84
   1996            11.58              .56              (.22)         .34       (.57)         --       (.57)    11.35        2.96
   1995            11.30              .58               .28          .86       (.58)         --       (.58)    11.58        7.98

Class R (2/97)

   1999            12.07              .62              (.18)         .44       (.62)       (.06)      (.68)    11.83        3.66
   1998            11.68              .63               .42         1.05       (.63)       (.03)      (.66)    12.07        9.16
   1997(c)         11.66              .21               .02          .23       (.21)         --       (.21)    11.68        2.01
---------------------------------------------------------------------------------------------------------------------------------


                          Ratios/Supplemental Data
               -------------------------------------------------------

Class
(Inception
Date)
                                              Ratio of
                            Ratio of Net    Investment
                  Ending        Expenses        Income
Year                 Net      to Average    to Average    Portfolio
Ending            Assets             Net           Net     Turnover
May 31,            (000)       Assets(a)     Assets(a)         Rate
--------------------------------------------------------------------
Class A (6/85)

   1999        $ 260,396             .84%         4.94%          18%
   1998          263,632             .84          5.11           13
   1997          259,055             .85          5.33           34
   1996          248,422             .82          5.42           54
   1995          250,380             .80          5.82           37

Class B (2/97)

   1999            7,733            1.60          4.20           18
   1998            3,839            1.59          4.32           13
   1997(c)           380            1.59*         4.52*          34

Class C (6/93)

   1999           48,946            1.39          4.39           18
   1998           45,690            1.39          4.56           13
   1997           41,649            1.40          4.77           34
   1996           41,365            1.37          4.86           54
   1995           37,122            1.35          5.25           37

Class R (2/97)

   1999           26,310             .64          5.14           18
   1998           26,904             .64          5.31           13
   1997(c)        26,211             .65*         5.57*          34
--------------------------------------------------------------------


 *   Annualized.

** Information included prior to the fiscal year ended May 31, 1997, reflects the financial highlights of Flagship Michigan.

(a)  After custodian fee credit and expense reimbursement, where applicable.

(b) Total returns are calculated on net asset value without any sales charge and are not annualized.

(c)  From commencement of class operations as noted.


32   Section 5  Financial Highlights

Missouri Municipal Bond Fund**


                                      Investment Operations                       Less Distributions
                             -------------------------------------------  --------------------------------
Class
(Inception
Date)
                                                         Net
                                                    Realized
                                                         and                                                 Ending
Year           Beginning              Net         Unrealized                     Net                            Net
Ending         Net Asset       Investment         Investment              Investment    Capital               Asset         Total
May 31,            Value         Income(a)       Gain (Loss)       Total      Income      Gains      Total     Value    Return(b)
------------------------------------------------------------------------  -------------------------------------------------------
Class A (8/87)
   1999          $ 11.23           $  .55           $  (.11)      $  .44    $  (.55)     $   --     $ (.55)  $ 11.12        3.95%
   1998            10.80              .56               .43          .99       (.56)         --       (.56)    11.23        9.32
   1997            10.51              .56               .29          .85       (.56)         --       (.56)    10.80        8.29
   1996            10.72              .58              (.21)         .37       (.58)         --       (.58)    10.51        3.51
   1995            10.50              .60               .22          .82       (.60)         --       (.60)    10.72        8.19

Class B (2/97)

   1999            11.23              .47              (.12)         .35       (.47)         --       (.47)    11.11        3.09
   1998            10.80              .47               .44          .91       (.48)         --       (.48)    11.23        8.35
   1997(c)         10.81              .16              (.01)         .15       (.16)         --       (.16)    10.80        1.40

Class C (2/94)

   1999            11.23              .49              (.12)         .37       (.49)         --       (.49)    11.11        3.31
   1998            10.80              .50               .43          .93       (.50)         --       (.50)    11.23        8.74
   1997            10.50              .51               .29          .80       (.50)         --       (.50)    10.80        7.80
   1996            10.72              .51              (.21)         .30       (.52)         --       (.52)    10.50        2.84
   1995            10.50              .53               .23          .76       (.54)         --       (.54)    10.72        7.60

Class R (2/97)

   1999            11.23              .58              (.12)         .46       (.57)         --       (.57)    11.12        4.17
   1998            10.80              .58               .43         1.01       (.58)         --       (.58)    11.23        9.56
   1997(c)         10.90              .17              (.12)         .05       (.15)         --       (.15)    10.80         .43
---------------------------------------------------------------------------------------------------------------------------------

                             Ratios/Supplemental Data
                 ------------------------------------------------

Class
(Inception
Date)
                                         Ratio of Net
                             Ratio of      Investment
                 Ending      Expenses          Income
Year                Net    to Average      to Average    Portfolio
Ending           Assets           Net             Net     Turnover
May 31,           (000)     Assets(a)       Assets(a)         Rate
-------------------------------------------------------------------
Class A (8/87)
   1999       $ 238,498           .86%           4.87%          12%
   1998         233,456           .87            5.02           19
   1997         218,924           .86            5.27           41
   1996         212,717           .80            5.37           38
   1995         205,089           .67            5.78           40

Class B (2/97)
   1999           5,286          1.61            4.13           12
   1998           1,677          1.62            4.25           19
   1997(c)          454          1.45*           4.59*          41

Class C (2/94)
   1999          13,444          1.41            4.32           12
   1998          11,253          1.42            4.47           19
   1997           7,968          1.40            4.72           41
   1996           6,220          1.35            4.79           38
   1995           3,989          1.20            5.19           40

Class R (2/97)
   1999             393           .65            5.08           12
   1998              41           .67            5.22           19
   1997(c)           34           .55*           5.65*          41
-------------------------------------------------------------------

 *   Annualized.

** Information included prior to the fiscal year ended May 31, 1997, reflects the financial highlights of Flagship Missouri.

(a)  After custodian fee credit and expense reimbursement, where applicable.

(b) Total returns are calculated on net asset value without any sales charge and are not annualized.

(c)  From commencement of class operations as noted.


                                         Section 5      Financial Highlights  33

Ohio Municipal Bond Fund**


                                      Investment Operations                       Less Distributions
                             ------------------------------------     ------------------------------------
Class
(Inception
Date)
                                                         Net
                                                    Realized
                                                         and                                                  Ending
Year           Beginning              Net         Unrealized                     Net                             Net
Ending         Net Asset       Investment         Investment              Investment    Capital                Asset        Total
May 31,            Value        Income(a)        Gain (Loss)       Total      Income      Gains      Total     Value    Return(b)
----------------------------------------------------------------------------------------------------------------------------------
Class A (6/85)
   1999           $11.74             $.58             $(.13)        $.45      $(.58)     $(.04)     $(.62)    $11.57         3.92%
   1998            11.41              .60               .38          .98       (.60)       (.05)      (.65)    11.74        8.76
   1997            11.21              .61               .20          .81       (.61)         --       (.61)    11.41        7.38
   1996            11.43              .62              (.21)         .41       (.63)         --       (.63)    11.21        3.59
   1995            11.21              .64               .22          .86       (.64)         --       (.64)    11.43        7.99

Class B (2/97)

   1999            11.73              .49              (.12)         .37       (.50)       (.04)      (.54)    11.56        3.18
   1998            11.41              .51               .38          .89       (.52)       (.05)      (.57)    11.73        7.89
   1997(c)         11.42              .17              (.01)         .16       (.17)         --       (.17)    11.41        1.45

Class C (8/93)

   1999            11.73              .52              (.13)         .39       (.52)       (.04)      (.56)    11.56        3.39
   1998            11.41              .54               .37          .91       (.54)       (.05)      (.59)    11.73        8.12
   1997            11.21              .55               .20          .75       (.55)         --       (.55)    11.41        6.80
   1996            11.43              .55              (.21)         .34       (.56)         --       (.56)    11.21        3.03
   1995            11.20              .57               .23          .80       (.57)         --       (.57)    11.43        7.50

Class R (2/97)

   1999            11.73              .60              (.12)         .48       (.60)       (.04)      (.64)    11.57        4.22
   1998            11.41              .62               .37          .99       (.62)       (.05)      (.67)    11.73        8.89
   1997(c)         11.42              .21              (.01)         .20       (.21)         --       (.21)    11.41        1.77
----------------------------------------------------------------------------------------------------------------------------------


                             Ratios/Supplemental Data
               ----------------------------------------------------
Class
(Inception
Date)
                                         Ratio of Net
                             Ratio of      Investment
                 Ending      Expenses          Income
Year                Net    to Average      to Average    Portfolio
Ending           Assets           Net             Net     Turnover
May 31,           (000)     Assets(a)       Assets(a)         Rate
-------------------------------------------------------------------
Class A (6/85)

   1999        $471,075           .85%           4.94%          11%
   1998         472,821           .85            5.15           15
   1997         463,253           .89            5.39           17
   1996         443,077           .92            5.41           31
   1995         445,566           .95            5.78           31

Class B (2/97)

   1999          14,494          1.61            4.20           11
   1998           7,422          1.61            4.39           15
   1997(c)        1,649          1.60*           4.63*          17

Class C (8/93)

   1999          50,889          1.40            4.39           11
   1998          47,036          1.40            4.60           15
   1997          40,713          1.44            4.84           17
   1996          34,939          1.47            4.84           31
   1995          28,461          1.50            5.21           31

Class R (2/97)

   1999         161,491           .65            5.14           11
   1998         162,220           .65            5.35           15
   1997(c)      160,312           .65*           5.65*          17
-------------------------------------------------------------------

 *   Annualized.

** Information included prior to the fiscal year ended May 31, 1997, reflects the financial highlights of Flagship Ohio.

(a)  After custodian fee credit and expense reimbursement, where applicable.

(b) Total returns are calculated on net asset value without any sales charge and are not annualized.

(c)  From commencement of class operations as noted.

34 Section 5   Financial Highlights

Wisconsin Municipal Bond Fund**


                                      Investment Operations                     Less Distributions
                             -------------------------------------------  -------------------------------
Class
(Inception
Date)
                                                         Net
                                                    Realized
                                                         and                                                  Ending
Year           Beginning              Net         Unrealized                     Net                             Net
Ending         Net Asset       Investment         Investment              Investment    Capital                Asset        Total
May 31,            Value         Income(a)       Gain (Loss)       Total      Income      Gains      Total     Value    Return(b)
---------------------------------------------------------------------------------------------------------------------------------
Class A (6/94)
   1999          $ 10.28           $  .47           $  (.08)      $  .39    $  (.47)     $   --     $ (.47)  $ 10.20        3.83%
   1998             9.80              .49               .49          .98       (.50)         --       (.50)    10.28       10.19
   1997             9.61              .51               .19          .70       (.51)         --       (.51)     9.80        7.40
   1996             9.79              .50              (.18)         .32       (.50)         --       (.50)     9.61        3.35
   1995(c)          9.58              .49               .21          .70       (.49)         --       (.49)     9.79        7.36*

Class B (2/97)

   1999            10.31              .39              (.08)         .31       (.39)         --       (.39)    10.23        3.05
   1998             9.82              .42               .49          .91       (.42)         --       (.42)    10.31        9.46
   1997(c)          9.87              .12              (.06)         .06       (.11)         --       (.11)     9.82         .60

Class C (2/97)

   1999            10.30              .41              (.07)         .34       (.42)         --       (.42)    10.22        3.29
   1998             9.82              .44               .49          .93       (.45)         --       (.45)    10.30        9.59
   1997(c)          9.87              .13              (.07)         .06       (.11)         --       (.11)     9.82         .65

Class R (2/97)

   1999            10.31              .49              (.08)         .41       (.49)         --       (.49)    10.23        4.04
   1998             9.82              .53               .48         1.01       (.52)         --       (.52)    10.31       10.47
   1997(c)          9.87              .15              (.07)         .08       (.13)         --       (.13)     9.82         .84
---------------------------------------------------------------------------------------------------------------------------------


                             Ratios/Supplemental Data
               -----------------------------------------------------
Class
(Inception
Date)
                                          Ratio of Net
                              Ratio of      Investment
                  Ending      Expenses          Income
Year                 Net    to Average      to Average    Portfolio
Ending            Assets           Net             Net     Turnover
May 31,            (000)     Assets(a)       Assets(a)         Rate
--------------------------------------------------------------------
Class A (6/94)

   1999        $  29,217           .68%           4.53%           9%
   1998           24,313           .55            4.87           10
   1997           14,004           .51            5.20           42
   1996           12,370           .64            5.02           47
   1995(c)         8,278           .39*           5.25*          52

Class B (2/97)

   1999            3,795          1.43            3.79            9
   1998            1,877          1.32            4.04           10
   1997(c)            20           .94*           4.81*          42

Class C (2/97)

   1999            3,457          1.23            3.99            9
   1998            1,366          1.11            4.25           10
   1997(c)            76           .69*           4.91*          42

Class R (2/97)

   1999              107           .48            4.74            9
   1998               45           .32            5.08           10
   1997(c)            40            --            5.67*          42
--------------------------------------------------------------------



 *   Annualized.

** Information included prior to the fiscal year ended May 31, 1997, reflects the financial highlights of Flagship Wisconsin.

(a)  After custodian fee credit and expense reimbursement, where applicable.

(b) Total returns are calculated on net asset value without any sales charge and are not annualized.

(c)  From commencement of class operations as noted.

                                            Section 5   Financial Highlights  35

Appendix  Additional State Information


Because the funds primarily purchase municipal bonds from a specific state, each fund also bears investment risk from economic, political or regulatory changes that could adversely affect municipal bond issuers in that state and therefore the value of the fund's investment portfolio. The following discussion of special state considerations was obtained from official offering statements of these issuers and has not been independently verified by the funds. The discussion includes general state tax information related to an investment in fund shares. Because tax laws are complex and often change, you should consult your tax adviser about the state tax consequences of a specific fund investment. See the Statement of Additional Information for further information.

Kansas

Growth in the State's trade, services and manufacturing sectors has decreased the historical dominance of agriculture in the State economy. Economic performance has been improving, due largely to gains in aircraft manufacturing and recovery in agriculture. Personal income grew at 4.4% in 1998 to $25,049, about 95% of the national median.

The State's unemployment rate was 3.4% in July 1999, down from 4.0% in July 1998 and lower than its peak of 5.5% in 1993.

The Kansas State Treasury does not issue general obligation debt. The State instead relies on revenue and lease financing through the Department of Transportation (KDOT) and the Development Finance Authority (KDFA). KDFA provides financing for various public purpose projects including prison construction, state offices, energy conservation and university facilities. The KDOT bonds are rated Aa2/AA+/AA by Moody's, Standard & Poor's, and Fitch respectively. KDFA ratings vary and when not insured are generally rated A or better by the major rating agencies. These agency ratings do not indicate the creditworthiness of other tax-exempt securities in which the fund may invest.

Tax Treatment

The Kansas Fund's regular monthly dividends will not be subject to Kansas personal income taxes to the extent they are paid out of income earned on all Kansas municipal bonds issued after December 31, 1987, on specified Kansas municipal bonds issued before that date, or on U.S. government securities. You will be subject to Kansas personal income taxes, however, to the extent the Kansas Fund distributes any taxable income or realized capital gains, or if you sell or exchange Kansas Fund shares and realize a capital gain on the transaction.

The treatment of corporate shareholders of the Kansas Fund is similar to that described above.

36  Appendix

Kentucky

Kentucky's centralized location and low labor and energy costs have helped fuel and sustain the Commonwealth's economic growth, growth that has during the 1990's surpassed national growth rates in many areas. The area of the Commonwealth experiencing the most intense economic growth has been Kentucky's "Golden Triangle" bounded by Cincinnati, Lexington and Louisville.

Kentucky's average unemployment rate in July 1999 was 4.1%, compared to the national average of 4.3% in July 1999 and the Commonwealth's 4.5% average in July 1998. Per capita income in 1998 was $21,551, approximately 81% of the national average.

Although Kentucky has not issued general obligation debt since 1965, the Commonwealth actively issues appropriation-secured debt from several agencies. Bonds secured by Commonwealth appropriations generally receive ratings of "A+" or higher from the major rating services. All of Kentucky's general obligation debt matured in 1995. Moody's upgraded the ratings on the obligations of several Kentucky agencies in June 1999 citing the Commonwealth's improved financial position and economy. The agency ratings reflect the Commonwealth's credit quality only, and do not indicate the creditworthiness of other tax-exempt securities in which the fund may invest.

Tax Treatment

The Kentucky Fund's regular monthly dividends will not be subject to the Kentucky individual income tax to the extent they are paid out of income earned on Kentucky municipal bonds or U.S. government securities. You will be subject to Kentucky personal income tax, however, to the extent the Kentucky Fund distributes any taxable income or realized capital gains, or if you sell or exchange Kentucky Fund shares and realize a capital gain on the transaction. You will not be subject to the Kentucky intangible property tax on the portion of your Kentucky Fund shares that is attributable to Kentucky municipal bonds or U.S. government securities.

The treatment of corporate shareholders is similar to that described above, except that they may be subject to local occupational license fees.

Michigan

Michigan's economy has improved significantly since the 1980's. Population has remained stable in the State, increasing by a negligible amount annually. The nominal increases in population accompanied by the moderate job growth have maintained low unemployment levels. Since 1994, the State has experienced unemployment levels below the national average. The State's unemployment rate was 3.9% in 1998, compared to the national average of 4.6% and was 3.4% in July 1999. Per capita income has increased each year over the past decade, and was $25,979 in 1998. The manufacturing industry and the presence of the "Big 3" automobile manufacturers are the primary influence in the economy. In August 1998, the automobile manufacturers industry reported its highest monthly sales level since 1986. The automobile industry's strong sales have contributed to Michigan's growth and tight labor market.

Michigan's economic and financial improvements are reflected in the state's rating of Aa1/AA+/AA+ by Moody's, Standard & Poor's and Fitch, respectively. All three rating agencies upgraded the State's credit rating in

                                                                     Appendix 37

1998. These ratings reflect the State's credit quality only, and do not indicate the creditworthiness of other tax-exempt securities in which the fund may invest.

Tax Treatment

The Michigan Fund's regular monthly dividends will not be subject to the Michigan individual income tax to the extent they are paid out of income earned on Michigan municipal bonds or paid out of income earned on or capital gains realized from, the sale of U.S. government securities. You will be subject to Michigan personal income tax, however, to the extent the Michigan Fund distributes any taxable income or realized capital gains (other than capital gains realized from the sale of U.S. government securities), or if you sell or exchange Michigan Fund shares and realize a capital gain on the transaction. If you reside in a Michigan city that imposes local income taxes, you will not be subject to these taxes on the Michigan Fund's distributions of income attributable to interest earned on U.S. government securities or municipal bonds, or to gains on the sale of U.S. government securities.

The treatment of corporate shareholders of the Michigan Fund differs from that described above. Corporate shareholders should refer to the Statement of Additional Information for more detailed information.

Missouri

Missouri maintains a diversified economy, mirroring that of the nation. Although recent industry growth has shifted to services and tourism, defense and manufacturing are important elements of the state economy. McDonnell Douglas Corporation, one of the largest private employers in the state, employs approximately 25,000 people, with Chrysler and Ford each employing approximately 10,000 people.

Population in Missouri has increased approximately 5.6% from 1990. The State's unemployment rate has steadily declined since the high of 6.7% in 1991 and was 4.2% in 1998, compared to the national average of 4.6%. July 1999 unemployment was 3.5% compared to 4.3% in July 1998. Per capita income increased 3.5% during 1998 to $24,447, which is about 92% of the national average.

Missouri's diversified economy and history of sound financial management are reflected in its long-standing Aaa/AAA/AAA rating by Moody's, S&P, and Fitch, respectively. These ratings reflect the State's credit quality only, and do not indicate the creditworthiness of other tax-exempt securities in which the fund may invest.

Tax Treatment

The Missouri Fund's regular monthly dividends will not be subject to the Missouri individual income tax to the extent they are paid out of income earned on Missouri municipal bonds or U.S. government securities. You will be subject to Missouri personal income tax, however, to the extent the Missouri Fund distributes any taxable income or realized capital gains, or if you sell or exchange Missouri Fund shares and realize a capital gain on the transaction.

The treatment of corporate shareholders of the Missouri Fund is similar to that described above.

38 Appendix

Ohio

The Ohio economy has historically relied on durable goods manufacturing, but recent growth has brought healthy diversification. Employment growth in recent years has been concentrated among non-manufacturing industries, with manufacturing employment tapering off since its 1969 peak. Still, manufacturing remains an important component of the State's economy. General economic activity in Ohio tends to be more cyclical than in non-industrialized states, but during the current national expansion it has had positive implications in Ohio.

Ohio's unemployment rate registered 4.5% in July 1999, comparable to the national average of 4.3% in July 1999 and lower than the State's 4.8% rate in July 1998. Per capita income in 1998 was $25,239, approximately 95% of the national average.

The State is currently working on revamping its school funding formula, which was deemed unconstitutional in March 1997 by the Ohio Supreme Court. Changes to the formula likely will require the State to increase its aid to local public schools, which could affect the State's financial position.

As of August 31, 1999, Moody's rated Ohio general obligation bonds Aa1 while Standard & Poor's and Fitch each rated the State AA+. These ratings reflect the State's credit quality only, and do not indicate the creditworthiness of other tax-exempt securities in which the fund may invest.

Tax Treatment

The Ohio Fund's regular monthly dividends will not be subject to Ohio personal income tax, Ohio school district income taxes and Ohio municipal income taxes to the extent they are derived from interest on Ohio municipal bonds or U.S. government securities or attributable to gain made on the sale, exchange or other disposition by the Fund of Ohio municipal bonds. You will, however, be subject to Ohio personal income taxes, Ohio school district income taxes and Ohio municipal income taxes to the extent the Ohio Fund distributes any taxable income or realized capital gains (other than capital gains on Ohio municipal bonds), or if you sell or exchange Ohio Fund shares and realize a net gain on the transaction.

The treatment of corporate shareholders of the Ohio Fund differs from that described above. Corporate shareholders should refer to the Statement of Additional Information for more detailed information and are urged to consult their tax adviser.

Wisconsin

Wisconsin's economy is diverse and strong with non-agricultural employment evenly spread among the manufacturing, service and trade sectors. The State continues its efforts to attract new businesses with grants and loans for major development projects, labor training and technology development. The services sector has experienced significant growth over the past several years and currently represents approximately 26% of the non-agricultural employment.

                                                                    Appendix  39

The State's unemployment rate was 3.4% in 1998. The July 1999 unemployment rate was 3.0%, down from 3.6% in July 1998. Per capita income was $25,184 in 1998, about 95% of the national average.

The State's general obligations receive Aa2/AA ratings from Moody's and Standard and Poor's, respectively. These ratings reflect the State's credit quality only, and do not indicate the creditworthiness of other tax-exempt securities in which the fund may invest.

Tax Treatment

The Wisconsin Fund's regular monthly dividends will not be subject to Wisconsin personal income tax to the extent they are paid out of income earned on certain Wisconsin municipal obligations or on U.S. government securities. You will be subject to Wisconsin personal income tax, to the extent the Wisconsin Fund distributes any taxable income or realized capital gains, or if you sell or exchange Wisconsin Fund shares and realize capital gains on the transaction. A certain portion of such capital gains, however, will be exempt from Wisconsin personal income tax.

The treatment of corporate shareholders of the Wisconsin Fund differs from that described above. Corporate shareholders should refer to the Statement of Additional Information for more detailed information and are urged to consult their tax adviser.


40  Appendix

Nuveen Mutual Funds

Nuveen offers a variety of mutual funds designed to help you reach your financial goals. The funds below are grouped by investment objectives.

Growth

Nuveen Rittenhouse Growth Fund

Growth and Income

European Value Fund
Growth and Income Stock Fund
Balanced Stock and Bond Fund
Balanced Municipal and Stock Fund

Dividend and Growth Fund

Income

Income Fund

Tax-Free Income

National Municipal Bond Funds

High Yield
Long-term
Insured Long-term
Intermediate-term

Limited-term

State Municipal Bond Funds

Arizona        Louisiana         North Carolina
California/1/  Maryland          Ohio
Colorado       Massachusetts/1/  Pennsylvania
Connecticut    Michigan          Tennessee
Florida        Missouri          Virginia
Georgia        New Jersey        Wisconsin
Kansas         New Mexico
Kentucky       New York/1/


Cash Reserves
Money Market Fund
Municipal Money Market Fund
California Tax-Exempt Money Market Fund
New York Tax-Exempt Money Market Fund

Several additional sources of information are available to you. The Statement of Additional Information (SAI), incorporated by reference into this prospectus, contains detailed information on fund policies and operation. Additional information about the Funds' investments is available in the Funds' annual and semi-annual report to shareholders. In the Funds' annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during their last fiscal year. Call Nuveen at (800) 257-8787 to request a free copy of any of these materials or other fund information; or ask your financial adviser for copies.

You may also obtain this and other fund information directly from the Securities and Exchange Commission (SEC). The SEC may charge a copying fee for this information. Visit the SEC on-line at http://www.sec.gov or in person at the SEC's Public Reference Room in Washington, D.C. Call the SEC at (800) SEC-0330 for room hours and operation. You may also request fund information by writing to the SEC's Public Reference Section, Washington, D.C. 20549.

The Funds' Investment Company file number is 811-07751.

1. Long-term and insured long-term portfolios.


NUVEEN

John Nuveen & Co. Incorporated
333 West Wacker Drive
Chicago, IL 60606-1286

(800) 257-8787
www.nuveen.com


                                                            VPR-MS6-NA 9-99

                                                         September 28, 1999

NUVEEN FLAGSHIP MULTISTATE TRUST IV

Nuveen Flagship Kansas Municipal Bond Fund

Nuveen Flagship Kentucky Municipal Bond Fund

Nuveen Flagship Michigan Municipal Bond Fund

Nuveen Flagship Missouri Municipal Bond Fund

Nuveen Flagship Ohio Municipal Bond Fund

Nuveen Flagship Wisconsin Municipal Bond Fund

STATEMENT OF ADDITIONAL INFORMATION

  This Statement of Additional Information is not a prospectus. This Statement of Additional Information should be read in conjunction with the Prospectuses of the Nuveen Flagship Multistate Trust IV dated September 28, 1999. The Prospectuses may be obtained without charge from certain securities representatives, banks, and other financial institutions that have entered into sales agreements with John Nuveen & Co. Incorporated, or from the Funds, by mailing a written request to the Funds, c/o John Nuveen & Co. Incorporated, 333 West Wacker Drive, Chicago, Illinois 60606 or by calling (800) 257-8787.

TABLE OF CONTENTS

                                                                            Page
                                                                            ----
Investment Policies and Investment Portfolio............................... S-2
Management................................................................. S-13
Investment Adviser and Investment Management Agreement..................... S-24
Portfolio Transactions..................................................... S-25
Net Asset Value............................................................ S-26
Tax Matters................................................................ S-27
Performance Information.................................................... S-35
Additional Information on the Purchase and Redemption of Fund Shares....... S-43
Distribution and Service Plan.............................................. S-50
Independent Public Accountants and Custodian............................... S-52
Financial Statements....................................................... S-52
Appendix A--Ratings of Investments.........................................  A-1
Appendix B--Description of Hedging Techniques..............................  B-1

  The audited financial statements for each Fund's most recent fiscal year appear in the Funds' Annual Reports; each is included herein by reference.

INVESTMENT POLICIES AND INVESTMENT PORTFOLIO

Investment Policies

  The investment objective and certain fundamental investment policies of each Fund are described in the Prospectus. Each of the Funds, as a fundamental policy, may not, without the approval of the holders of a majority of the shares of that Fund:

    (1) Invest in securities other than Municipal Obligations and short-term securities, as described in the Prospectus. Municipal Obligations are municipal bonds that pay interest that is exempt from regular federal, state and, in some cases, local income taxes.

    (2) Invest more than 5% of its total assets in securities of any one issuer, except this limitation shall not apply to securities of the United States Government, and to the investment of 25% of such Fund's assets. This limitation shall apply only to the Kentucky Municipal Bond Fund, the Michigan Municipal Bond Fund, and the Ohio Municipal Bond Fund.

    (3) Borrow money, except from banks for temporary or emergency purposes and not for investment purposes and then only in an amount not exceeding
  (a) 10% of the value of its total assets at the time of borrowing or (b) one-third of the value of the Fund's total assets including the amount borrowed, in order to meet redemption requests which might otherwise require the untimely disposition of securities. While any such borrowings exceed 5% of such Fund's total assets, no additional purchases of investment securities will be made by such Fund. If due to market fluctuations or other reasons, the value of the Fund's assets falls below 300% of its borrowings, the Fund will reduce its borrowings within 3 business days. To do this, the Fund may have to sell a portion of its investments at a time when it may be disadvantageous to do so.

    (4) Pledge, mortgage or hypothecate its assets, except that, to secure borrowings permitted by subparagraph (2) above, it may pledge securities having a market value at the time of pledge not exceeding 10% of the value of the Fund's total assets.

    (5) Issue senior securities as defined in the Investment Company Act of 1940, except to the extent such issuance might be involved with respect to borrowings described under item (3) above or with respect to transactions involving futures contracts or the writing of options within the limits described in the Prospectus and this Statement of Additional Information.

    (6) Underwrite any issue of securities, except to the extent that the purchase or sale of Municipal Obligations in accordance with its investment objective, policies and limitations, may be deemed to be an underwriting.

    (7) Purchase or sell real estate, but this shall not prevent any Fund from investing in Municipal Obligations secured by real estate or interests therein or foreclosing upon and selling such security.

    (8) Purchase or sell commodities or commodities contracts or oil, gas or other mineral exploration or development programs, except for transactions involving futures contracts within the limits described in the Prospectus and this Statement of Additional Information.

    (9) Make loans, other than by entering into repurchase agreements and through the purchase of Municipal Obligations or temporary investments in accordance with its investment objective, policies and limitations.

    (10) Make short sales of securities or purchase any securities on margin, except for such short-term credits as are necessary for the clearance of transactions.

    (11) Write or purchase put or call options, except to the extent that the purchase of a stand-by commitment may be considered the purchase of a put, and except for transactions involving options within the limits described in the Prospectus and this Statement of Additional Information.

    (12) Invest more than 25% of its total assets in securities of issuers in any one industry; provided, however, that such limitations shall not be applicable to Municipal Obligations issued by governments or political subdivisions of governments, and obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

    (13) Purchase or retain the securities of any issuer other than the securities of the Fund if, to the Fund's knowledge, those trustees of the Trust, or those officers and directors of Nuveen Advisory Corp. ("Nuveen Advisory"), who individually own beneficially more than 1/2 of 1% of the outstanding securities of such issuer, together own beneficially more than 5% of such outstanding securities.

  In addition, each Fund, as a non-fundamental policy, may not invest more than 15% of its net assets in "illiquid" securities, including repurchase agreements maturing in more than seven days.

  For the purpose of applying the limitations set forth in paragraph (2) above, an issuer shall be deemed the sole issuer of a security when its assets and revenues are separate from other governmental entities and its securities are backed only by its assets and revenues. Similarly, in the case of a non-governmental user, such as an industrial corporation or a privately owned or operated hospital, if the security is backed only by the assets and revenues of the non-governmental user, then such non-governmental user would be deemed to be the sole issuer. Where a security is also backed by the enforceable obligation of a superior or unrelated governmental entity or other entity (other than a bond insurer), it shall also be included in the computation of securities owned that are issued by such governmental or other entity.

  Where a security is guaranteed by a governmental entity or some other facility, such as a bank guarantee or letter of credit, such a guarantee or letter of credit would be considered a separate security and would be treated as an issue of such government, other entity or bank. Where a security is insured by bond insurance, it shall not be considered a security issued or guaranteed by the insurer; instead the issuer of such security will be determined in accordance with the principles set forth above. The foregoing restrictions do not limit the percentage of the Fund's assets that may be invested in securities insured by any single insurer.

  The foregoing restrictions and limitations, as well as a Fund's policies as to ratings of portfolio investments, will apply only at the time of purchase of securities, and the percentage limitations will not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of an acquisition of securities, unless otherwise indicated.

  The foregoing fundamental investment policies, together with the investment objective of each Fund, cannot be changed without approval by holders of a "majority of the Fund's outstanding voting shares." As defined in the Investment Company Act of 1940, this means the vote of (i) 67% or more of the Fund's shares present at a meeting, if the holders of more than 50% of the Fund's shares are present or represented by proxy, or (ii) more than 50% of the Fund's shares, whichever is less.

  The Nuveen Flagship Multistate Trust IV (the "Trust") is an open-end management series investment company organized as a Massachusetts business trust on July 1, 1996. Each of the Funds is an open-end management investment company organized as a series of the Nuveen Flagship Multistate Trust IV. The Trust is an open-end management series company under SEC Rule 18f-2. Each Fund is a separate series issuing its own shares. The Trust currently has six series: the Nuveen Flagship Kansas Municipal Bond Fund (formerly the Flagship Kansas Triple Tax Exempt Fund, a series of the Flagship Tax Exempt Funds Trust); the Nuveen Flagship Kentucky Municipal Bond Fund (formerly the Flagship Kentucky Triple Tax Exempt Fund, a series of the Flagship Tax Exempt Funds Trust); the Nuveen Flagship Michigan Municipal Bond Fund (formerly the Flagship Michigan Triple Tax Exempt Fund, a series of the Flagship Tax Exempt Funds Trust); the Nuveen Flagship Missouri Municipal Bond Fund (formerly the Flagship Missouri Double Tax Exempt Fund, a series of the Flagship Tax Exempt Funds Trust); the Nuveen Flagship Ohio Municipal Bond Fund (formerly the Flagship Ohio Double Tax Exempt Fund, a series of the Flagship Tax Exempt Funds Trust); and the Nuveen Flagship Wisconsin Municipal Bond Fund (formerly the Flagship Wisconsin Double Tax Exempt Fund, a series of the Flagship Tax Exempt Funds Trust). Certain matters under the Investment Company Act of 1940 which must be submitted to a vote of the holders of the outstanding voting securities of a series company shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding voting securities of each Fund affected by such matter.

  The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of a trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and requires that notice of this disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The Declaration of Trust further provides for indemnification out of the assets and property of the Trust for all loss and expense of any shareholder personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself were unable to meet its obligations. The Trust believes the likelihood of these circumstances is remote.

Portfolio Securities

  As described in the Prospectus, each of the Funds invests substantially all of its assets (at least 80%) in a portfolio of Municipal Obligations free from regular federal, state and, in some cases, local income tax in each Fund's respective state, which generally will be Municipal Obligations issued within the Fund's respective state. In general, Municipal Obligations include debt obligations issued by states, cities and local authorities to obtain funds for various public purposes, including construction of a wide range of public facilities such as airports, bridges, highways, hospitals, housing, mass transportation, schools, streets and water and sewer works. Industrial development bonds and pollution control bonds that are issued by or on behalf of public authorities to finance various privately-rated facilities are included within the term Municipal Obligations if the interest paid thereon is exempt from federal income tax.

  The investment assets of each Fund will consist of (1) Municipal Obligations which are rated at the time of purchase within the four highest grades (Baa or BBB or better) by Moody's Investors Service, Inc. ("Moody's"), by Standard and Poor's Corporation ("S&P") or by Fitch Investors Service, Inc. ("Fitch"), (2) unrated Municipal Obligations which, in the opinion of Nuveen Advisory, have credit characteristics equivalent to bonds rated within the four highest grades by Moody's, S&P or Fitch, and (3) temporary investments as described below, the income from which may be subject to state income tax or to both federal and state income taxes. See Appendix A for more information about ratings by Moody's, S&P, and Fitch.

  As described in the Prospectus, each Fund may invest in Municipal Obligations that constitute participations in a lease obligation or installment purchase contract obligation (hereafter collectively called "lease obligations") of a municipal authority or entity. Although lease obligations do not constitute general obligations of the municipality for which the municipality's taxing power is pledged, a lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payments due under the lease obligation. However, certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. Although nonappropriation lease obligations are secured by the leased property, disposition of the property in the event of foreclosure might prove difficult. A Fund will seek to minimize the special risks associated with such securities by only investing in those nonappropriation leases where Nuveen Advisory has determined that the issuer has a strong incentive to continue making appropriations and timely payment until the security's maturity. Some lease obligations may be illiquid under certain circumstances. Lease obligations normally provide a premium interest rate which along with regular amortization of the principal may make them attractive for a portion of the assets of the Funds.

  Obligations of issuers of Municipal Obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. In addition, the obligations of such issuers may become subject to the laws enacted in the future by Congress, state legislatures or referenda extending the time for payment of principal and/or interest, or imposing other constraints upon enforcement of such obligations or upon municipalities to levy taxes. There is also the possibility that, as a result of legislation or other conditions, the power or ability of any issuer to pay, when due, the principal of and interest on its Municipal Obligations may be materially affected.

Year 2000 Issues

  The "Year 2000" problem refers to the fact that many computer programs use only the last two digits of a year, and do not recognize a year that begins with "20" instead of "19." If this problem is not corrected, computers could function improperly or not at all, which could affect the global economy. The SEC has urged securities issuers to disclose the steps they are taking to correct any Year 2000 problems.

  The Funds invest primarily in municipal securities. If municipal issuers do not correct any Year 2000 problems in a timely manner, they could experience problems in conducting their operations or in making payments on their securities, which could cause the value of these securities to decline. Municipal issuers could experience three types of Year 2000 problems. First, if an issuer's internal computer systems experience Year 2000 problems, this could disrupt an issuer's operations (such as its ability to collect local taxes or fees). Second, an issuer may rely on other parties for the payments that support its debt service, such as servicers that collect mortgage or student loan payments, and those third parties may have Year 2000 problems that interfere with their ability to forward payments to the issuer. Third, an issuer may have mechanical problems in sending payments to its securities holders.

  Nuveen Advisory is obtaining information about the Year 2000 readiness of the issuers of its portfolio securities as part of its ongoing surveillance of the creditworthiness of those issuers.

Portfolio Trading and Turnover

  The Funds will make changes in their investment portfolio from time to time in order to take advantage of opportunities in the municipal market and to limit exposure to market risk. The Funds may also engage to a limited extent in short-term trading consistent with their investment objective. Securities may be sold in anticipation of market decline or purchased in anticipation of market rise and later sold. In addition, a security may be sold and another of comparable quality purchased at approximately the same time to take advantage of what Nuveen Advisory believes to be a temporary disparity in the normal yield relationship between the two securities. Each Fund may make changes in its investment portfolio in order to limit its exposure to changing market conditions. Changes in a Fund's investments are known as "portfolio turnover." While it is impossible to predict future portfolio turnover rates, the annual portfolio turnover rate for each of the Funds is generally not expected to exceed 75%. However, each Fund reserves the right to make changes in its investments whenever it deems such action advisable and, therefore, a Fund's annual portfolio turnover rate may exceed 75% in particular years depending upon market conditions.

The portfolio turnover rates for the 1998 and 1999 fiscal years for the Funds were:

                                                                   Fiscal Year
                                                                   1998   1999
                                                                   -----  -----
      Nuveen Flagship Kansas Municipal Bond Fund..................   13%    27%
      Nuveen Flagship Kentucky Municipal Bond Fund................   12%    10%
      Nuveen Flagship Michigan Municipal Bond Fund................   13%    18%
      Nuveen Flagship Missouri Municipal Bond Fund................   19%    12%
      Nuveen Flagship Ohio Municipal Bond Fund....................   15%    11%
      Nuveen Flagship Wisconsin Municipal Bond Fund...............   10%     9%

When-issued Securities or Delayed-Delivery Securities

  Each Fund may purchase and sell Municipal Obligations on a when-issued or delayed-delivery basis. When-issued and delayed-delivery transactions arise when securities are purchased or sold with payment and delivery beyond the regular settlement date. (When-issued transactions normally settle within 15-45 days.) On such transactions the payment obligation and the interest rate are fixed at the time the buyer enters into the commitment. The commitment to purchase securities on a when-issued or delayed-delivery basis may involve an element of risk because the value of the securities is subject to market fluctuation, no interest accrues to the purchaser prior to settlement of the transaction, and at the time of delivery the market value may be less than cost. At the time a Fund makes the commitment to purchase a Municipal Obligation on a when-issued or delayed-delivery basis, it will record the transaction and reflect the amount due and the value of the security in determining its net asset value. Likewise, at the time a Fund makes the commitment to sell a Municipal Obligation on a delayed-delivery basis, it will record the transaction and include the proceeds to be received in determining its net asset value; accordingly, any fluctuations in the value of the Municipal Obligation sold pursuant to a delayed-delivery commitment are ignored in calculating net asset value so long as the commitment remains in effect. The Funds will maintain designated readily marketable assets at least equal in value to commitments to purchase when-issued or delayed-delivery securities, such assets to be segregated by the Custodian specifically for the settlement of such commitments. The Funds will only make commitments to purchase Municipal Obligations on a when-issued or delayed-delivery basis with the intention of actually acquiring the securities, but the Funds reserve the right to sell these securities before the settlement date if it is deemed advisable. If a when-issued security is sold before delivery any gain or loss would not be tax-exempt. The Funds commonly engage in when-issued transactions in order to purchase or sell newly-issued Municipal Obligations, and may engage in delayed-delivery transactions in order to manage operations more effectively.

Special Considerations Relating to Municipal Obligations of Designated States

  As described in the Prospectus, except for investments in temporary investments, each of the Funds will invest substantially all of its assets (at least 80%) in municipal bonds that are exempt from federal and state tax in that state ("Municipal Obligations"), generally Municipal Obligations issued in its respective state. Each Fund is therefore more susceptible to political, economic or regulatory factors adversely affecting issuers of Municipal Obligations in its state. Brief summaries of these factors are contained in the Prospectus. Set forth below is additional information that bears upon the risk of investing in Municipal Obligations issued by public authorities in the states of currently offered Funds. This information was obtained from official statements of issuers located in the respective states as well as from other publicly available official documents and statements. The Funds have not independently verified any of the information contained in such statements and documents. The information below is intended only as a general summary, and is not intended as a discussion of any specific factor that may affect any particular obligation or issuer.

Factors Pertaining to Kansas

  Growth in the State's trade, services and manufacturing sectors has decreased the historical dominance of agriculture in the State economy. Economic performance has been improving due largely to gains in aircraft manufacturing and The Department of Transportation's comprehensive highway program. Personal income grew at 4.5% in 1998 to $25,049, after posting a 5.6% gain in 1997. Per capita income stands at about 95% of the national median.

  The State's unemployment rate dropped to 3.4% in June 1999 from its peak of 5.5% in 1993.

  The Kansas State Treasury does not issue general obligation debt. The state instead relies on revenue and lease financing through the Department of Transportation (KDOT) and the Development Finance Authority (KDFA). KDFA is the conduit for most state debt and provides financing for various public purpose projects including prison construction, state offices, energy conservation and university facilities. The KDOT bonds are rated Aa2/AA+/AA from Moody's, Standard & Poor's, and Fitch, respectively. KDFA ratings vary according to the underlying purpose and when not insured are generally rated A or better by the major rating agencies.

Factors Pertaining to Kentucky

  Kentucky's centralized location and low labor and energy costs have helped fuel and sustain the Commonwealth's economic growth, growth that has during the 1990's surpassed national growth rates in many areas. The area of the State experiencing the most intense economic growth has been Kentucky's "Golden Triangle" bounded by Cincinnati, Lexington and Louisville. While the Commonwealth continues to experience employment losses in sectors like coal mining, tobacco, and apparel, these generally lower-wage jobs are being replaced by higher-wage employment in the automobile and transportation equipment manufacturing, health care and services sector.

  Kentucky's average unemployment rate in July 1999 was 4.1%, compared to the national average of 4.3% in July 1999 and the State's 4.5% average in July 1998. Per capita income in 1998 was $21,551, approximately 81% of the national average.

  Although Kentucky has not issued general obligation debt since 1965, the State actively issues appropriation-secured debt from several agencies, including the Kentucky Turnpike Authority, the Kentucky Infrastructure Authority, and the Kentucky Schools Facilities Construction Commission. Bonds secured by Commonwealth appropriations generally receive ratings of "A+" or higher from the major rating services. All of Kentucky's general obligation debt matured in 1995. Moody's upgraded the ratings on the obligations of several Kentucky Agencies in June 1999 citing the Commonwealth's improved financial position and economy. The agency ratings reflect the Commonwealth's credit quality only, and do not indicate the creditworthiness of other tax-exempt securities in which the Fund may invest.

Factors Pertaining to Michigan

  Michigan's economy has improved significantly since the 1980's. Population has remained stable in the State, increasing by a negligible amount annually. The nominal increases in population accompanied by the moderate job growth have maintained low unemployment levels. Since 1994, the State has experienced unemployment levels below the national average. The State's unemployment rate was 4.0% in June 1999, compared to the national average of 4.3%. Michigan's per capita income has increased each year over the past decade, surpassing that of the nation's in 1994 after years of lagging the national average. 1998 per capita income was $25,979.

  The manufacturing industry and the presence of the "Big 3" automobile manufacturers are the primary influence in the economy. In August 1998, the automobile manufacturers industry reported its highest monthly sales level since 1986. The automobile industry's strong sales have contributed to Michigan's growth and tight labor market.

  Michigan's economic and financial improvements are reflected in the state's rating of Aa1/AA+/AA+ by Moody's, Standard & Poor's and Fitch, respectively. All three rating agencies upgraded the State's credit rating in 1998.

Factors Pertaining to Missouri

  Missouri maintains a diversified economy, mirroring that of the nation. Although recent industry growth has shifted to services and tourism, defense and manufacturing are important elements of the state economy. McDonnell Douglas Corporation, one of the largest private employers in the state, employs approximately 25,000 people, with Chrysler and Ford each employing approximately 10,000 people.

  Population in Missouri has increased approximately 5.6% from 1990. The State's unemployment rate has steadily declined since the high of 6.7% in 1991 and was 3.9% in June 1999, compared to the national average of 4.3%. Per capita income increased 3.5% during 1998 to $24,447, which is about 92% of the national average.

  Missouri's diversified economy and history of sound financial management are reflected in its long-standing Aaa/AAA/AAA rating by Moody's, S&P, and Fitch, respectively.

Factors Pertaining to Ohio

  The Ohio economy has historically relied on durable goods manufacturing, but recent growth has brought healthy diversification. Employment growth in recent years has been concentrated among non-manufacturing industries, with manufacturing employment tapering off since its 1969 peak. Still manufacturing remains an important component of the State's economy, providing approximately 20% of total employment in Ohio compared with 15% of national employment. General economic activity in Ohio tends to be more cyclical than in non-industrialized states, but during the current national expansion it has had positive implications in Ohio.

  From 1990 to 1999, the State's unemployment rate ranked at or below the national average. Ohio's unemployment rate registered 4.5% in July 1999, comparable to the national average of 4.3% in July 1999 and slightly higher than the State's 4.8% rate in July 1998. Per capita income in 1998 was $25,239, approximately 95% of the national average.

  The State is currently working on revamping its school funding formula, which was deemed unconstitutional in March 1997 by the Ohio Supreme Court. Changes to the formula will likely require the State to increase its aid to local public schools, which could affect the State's financial position. As of August 31, 1999, Moody's rated Ohio general obligation bonds an Aa1 rating, while Standard & Poor's and Fitch each rate the State AA+. These ratings reflect the State's credit quality only, and do not indicate the creditworthiness of other tax-exempt securities in which the Fund may invest.

Factors Pertaining to Wisconsin

  Wisconsin's economy is diverse and strong with non-agricultural employment evenly spread between the manufacturing, service and trade sectors. The State continues its efforts to attract new businesses with grants and loans for major development projects, labor training and technology development. The services sector has experienced significant growth over the past several years and currently represents approximately 26% of the non-agricultural employment.

  The State's unemployment rate was 3.1% in June 1999. Per capita income was $25,184 in 1998, which is about 95% of the national average.

  The State's general obligations receive Aa2/AA ratings from Moody's and Standard and Poors, respectively.

Hedging and Other Defensive Actions

  Each Fund may periodically engage in hedging transactions. Hedging is a term used for various methods of seeking to preserve portfolio capital value of offsetting price changes in one investment through making another investment whose price should tend to move in the opposite direction. It may be desirable and possible in various market environments to partially hedge the portfolio against fluctuations in market value due to interest rate fluctuations by investment in financial futures and index futures as well as related put and call options on such instruments. Both parties entering into an index or financial futures contract are required to post an initial deposit of 1% to 5% of the total contract price. Typically, option holders enter into offsetting closing transactions to enable settlement in cash rather than take delivery of the position in the future of the underlying security. Each Fund will only sell covered futures contracts, which means that the Fund segregates assets equal to the amount of the obligations.

  These transactions present certain risks. In particular, the imperfect correlation between price movements in the futures contract and price movements in the securities being hedged creates the possibility that losses on the hedge by a Fund may be greater than gains in the value of the securities in such series, portfolio. In addition, futures and options markets may not be liquid in all circumstances. As a result, in volatile markets, a Fund may not be able to close out the transaction without incurring losses substantially greater than the initial deposit. Finally, the potential daily deposit requirements in futures contracts create an ongoing greater potential financial risk than do options transactions, where the exposure is limited to the cost of the initial premium. Losses due to hedging transactions will reduce yield. Net gains, if any, from hedging and other portfolio transactions will be distributed as taxable distributions to shareholders.

  No Fund will make any investment (whether an initial premium or deposit or a subsequent deposit) other than as necessary to close a prior investment if, immediately after such investment, the sum of the amount of its premiums and deposits would exceed 5% of such series' net assets. Each series will invest in these instruments only in markets believed by the investment adviser to be active and sufficiently liquid. For further information regarding these investment strategies and risks presented thereby, see Appendix B to this Statement of Additional Information.

  Each Fund reserves the right for liquidity or defensive purposes (such as thinness in the market for municipal securities or an expected substantial decline in value of long-term obligations), to temporarily invest up to 20% of its assets in obligations issued or guaranteed by the U.S. Government and its agencies or instrumentalities, including up to 5% in adequately collateralized repurchase agreements relating thereto. Interest on each instrument is taxable for Federal income tax purposes and would reduce the amount of tax-free interest payable to shareholders.

Temporary Investments

  The Prospectus discusses briefly the ability of the Funds to invest a portion of their assets in federally tax-exempt or taxable "temporary investments." Temporary investments will not exceed 20% of a Fund's assets except when made for defensive purposes. The Funds will invest only in taxable temporary investments that are either U.S. Government securities or are rated within the highest grade by Moody's, S&P, or Fitch and mature within one year from the date of purchase or carry a variable or floating rate of interest. See Appendix A for more information about ratings by Moody's, S&P, and Fitch.

  The Funds may invest in the following federally tax-exempt temporary investments:

    Bond Anticipation Notes (BANs) are usually general obligations of state and local governmental issuers which are sold to obtain interim financing for projects that will eventually be funded through the sale of long-term debt obligations or bonds. The ability of an issuer to meet its obligations on its BANs is primarily dependent on the issuer's access to the long-term municipal bond market and the likelihood that the proceeds of such bond sales will be used to pay the principal and interest on the BANs.

    Tax Anticipation Notes (TANs) are issued by state and local governments to finance the current operations of such governments. Repayment is generally to be derived from specific future tax revenues. Tax anticipation notes are usually general obligations of the issuer. A weakness in an issuer's capacity to raise taxes due to, among other things, a decline in its tax base or a rise in delinquencies, could adversely affect the issuer's ability to meet its obligations on outstanding TANs.

    Revenue Anticipation Notes (RANs) are issued by governments or governmental bodies with the expectation that future revenues from a designated source will be used to repay the notes. In general, they also constitute general obligations of the issuer. A decline in the receipt of projected revenues, such as anticipated revenues from another level of government, could adversely affect an issuer's ability to meet its obligations on outstanding RANs. In addition, the possibility that the revenues would, when received, be used to meet other obligations could affect the ability of the issuer to pay the principal and interest on RANs.

    Construction Loan Notes are issued to provide construction financing for specific projects. Frequently, these notes are redeemed with funds obtained from the Federal Housing Administration.

    Bank Notes are notes issued by local government bodies and agencies as those described above to commercial banks as evidence of borrowings. The purposes for which the notes are issued are varied but they are frequently issued to meet short-term working capital or capital-project needs. These notes may have risks similar to the risks associated with TANs and RANs.

    Tax-Exempt Commercial Paper (Municipal Paper) represents very short-term unsecured, negotiable promissory notes, issued by states, municipalities and their agencies. Payment of principal and interest on issues of municipal paper may be made from various sources, to the extent the funds are available therefrom. Maturities of municipal paper generally will be shorter than the maturities of TANs, BANs or RANs. There is a limited secondary market for issues of municipal paper.

  Certain Municipal Obligations may carry variable or floating rates of interest whereby the rate of interest is not fixed, but varies with changes in specified market rates or indices, such as a bank prime rate or a tax-exempt money market index.

  While these various types of notes as a group represent the major portion of the tax-exempt note market, other types of notes are occasionally available in the marketplace and the Funds may invest in such other types of notes to the extent permitted under their investment objective, policies and limitations. Such notes may be issued for different purposes and may be secured differently from those mentioned above.

  The Funds may also invest in the following taxable temporary investments:

    U.S. Government Direct Obligations are issued by the United States Treasury and include bills, notes and bonds.

    --Treasury bills are issued with maturities of up to one year. They are issued in bearer form, are sold on a discount basis and are payable at par value at maturity.

    --Treasury notes are longer-term interest bearing obligations with original maturities of one to seven years.

    --Treasury bonds are longer-term interest-bearing obligations with original maturities from five to thirty years.

  U.S. Government Agencies Securities--Certain federal agencies have been established as instrumentalities of the United States Government to supervise and finance certain types of activities. These agencies include, but are not limited to, the Bank for Cooperatives, Federal Land Banks, Federal Intermediate Credit Banks, Federal Home Loan Banks, Federal National Mortgage Association, Government National Mortgage Association, Export-Import Bank of the United States, and Tennessee Valley Authority. Issues of these agencies, while not direct obligations of the United States Government, are either backed by the full faith and credit of the United States or are guaranteed by the Treasury or supported by the issuing agencies' right to borrow from the Treasury. There can be no assurance that the United States Government itself will pay interest and principal on securities as to which it is not legally so obligated.

  Certificates of Deposit (CDs)--A certificate of deposit is a negotiable interest bearing instrument with a specific maturity. CDs are issued by banks in exchange for the deposit of funds and normally can be traded in the secondary market, prior to maturity. The Funds will only invest in U.S. dollar denominated CDs issued by U.S. banks with assets of $1 billion or more.

  Commercial Paper--Commercial paper is the term used to designate unsecured short-term promissory notes issued by corporations. Maturities on these issues vary from a few days to nine months. Commercial paper may be purchased from U.S. corporations.

  Other Corporate Obligations--The Funds may purchase notes, bonds and debentures issued by corporations if at the time of purchase there is less than one year remaining until maturity or if they carry a variable or floating rate of interest.

  Repurchase Agreements--A repurchase agreement is a contractual agreement whereby the seller of securities (U.S. Government or Municipal Obligations) agrees to repurchase the same security at a specified price on a future date agreed upon by the parties. The agreed upon repurchase price determines the yield during a Fund's holding period. Repurchase agreements are considered to be loans collateralized by the underlying security that is the subject of the repurchase contract. The Funds will only enter into repurchase agreements with dealers, domestic banks or recognized financial institutions that in the opinion of Nuveen Advisory present minimal credit risk. The risk to the Funds is limited to the ability of the issuer to pay the agreed-upon repurchase price on the delivery date; however, although the value of the underlying collateral at the time the transaction is entered into always equals or exceeds the agreed-upon repurchase price, if the value of the collateral declines there is a risk of loss of both principal and interest. In the event of default, the collateral may be sold but a Fund might incur a loss if the value of the collateral declines, and might incur disposition costs or experience delays in connection with liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, realization upon the collateral by a Fund may be delayed or limited. Nuveen Advisory will monitor the value of collateral at the time the transaction is entered into and at all times subsequent during the term of the repurchase agreement in an effort to determine that the value always equals or exceeds the agreed upon price. In the event the value of the collateral declined below the repurchase price, Nuveen Advisory will demand additional collateral from the issuer to increase the value of the collateral to at least that of the repurchase price. Each of the Funds will not invest more than 10% of its assets in repurchase agreements maturing in more than seven days.

MANAGEMENT

  The management of the Trust, including general supervision of the duties performed for the Funds under the Investment Management Agreement, is the responsibility of its Board of Trustees. The Trust currently has seven trustees, one of whom is an "interested person" (as the term "interested person" is defined in the Investment Company Act of 1940) and six of whom are "disinterested persons." The names and business addresses of the trustees and officers of the Trust and their principal occupations and other affiliations during the past five years are set forth below, with those trustees who are "interested persons" of the Trust indicated by an asterisk.

                                         Positions
                               Date of  and Offices            Principal Occupations
Name and Address                Birth   with Trust            During Past Five Years
----------------               -------  -----------           ----------------------
Timothy R. Schwertfeger*       3/28/49 Chairman of   Chairman since July 1, 1996 of The John
 333 West Wacker Drive                  the Board     Nuveen Company, John Nuveen & Co.
 Chicago, IL 60606                      and President Incorporated, Nuveen Advisory Corp. and
                                        and Trustee   Nuveen Institutional Advisory Corp.;
                                                      prior thereto Executive Vice President
                                                      and Director of The John Nuveen
                                                      Company, John Nuveen & Co.
                                                      Incorporated, Director of Nuveen
                                                      Advisory Corp. (since 1992), and Nuveen
                                                      Institutional Advisory Corp.; Chairman
                                                      and Director (since January 1997) of
                                                      Nuveen Asset Management, Inc.; Director
                                                      (since 1996) of Institutional Capital
                                                      Corporation; Chairman and Director of
                                                      Rittenhouse Financial Services Inc.
                                                      (since 1999).
Robert P. Bremner              8/22/40 Trustee       Private Investor and Management
 3725 Huntington Street, N.W.                         Consultant.
 Washington, D.C. 20015
Lawrence H. Brown              7/29/34 Trustee       Retired (August 1989) as Senior Vice
 201 Michigan Avenue                                  President of The Northern Trust
 Highwood, IL 60040                                   Company.
Anne E. Impellizzeri           1/26/33 Trustee       President and Chief Executive Officer of
 5 Peter Cooper Rd.                                   Blanton-Peale Institutes of Religion
 New York, NY 10010                                   and Health (since December 1990).
Peter R. Sawers                4/3/33  Trustee       Adjunct Professor of Business and
 22 The Landmark                                      Economics, University of Dubuque, Iowa;
 Northfield, IL 60093                                 Adjunct Professor, Lake Forest Graduate
                                                      School of Management, Lake Forest,
                                                      Illinois.
William J. Schneider           9/24/44 Trustee       Senior Partner and Chief Operating
 4000 Miller-Valentine Ct.                            Officer, Miller-Valentine Partners,
 P.O. Box 744                                         Vice President, Miller-Valentine Group,
 Dayton, OH 45401                                     a development and contract company;
                                                      Member Community Advisory Board,
                                                      National City Bank, Dayton, Ohio.

                              Positions
                  Date of    and Offices             Principal Occupations
Name and Address   Birth     with Trust             During Past Five Years
----------------  -------    -----------            ----------------------
Judith M.         12/29/47 Trustee         Executive Director, Gaylord and Dorothy
 Stockdale                                  Donnelley Foundation (since 1994);
 35 East                                    prior thereto, Executive Director,
 Wacker Dr.                                 Great Lakes Protection Fund (from 1990
 Suite 2600                                 to 1994).
 Chicago,
 IL 60601
Alan G.           12/28/60 Vice President  Vice President and General Counsel
 Berkshire                  and Assistant   (since September 1997) and Secretary
 333 West                   Secretary       (since May 1998) of The John Nuveen
 Wacker                                     Company, John Nuveen & Co.
 Drive                                      Incorporated; Vice President (since
 Chicago,                                   September 1997) and Assistant Secretary
 IL 60606                                   (since July 1999) of Nuveen Advisory
                                            Corp. and Nuveen Institutional Advisory
                                            Corp., prior thereto, Partner in the
                                            law firm of Kirkland & Ellis.
Peter H.          11/28/67 Vice President  Vice President of John Nuveen & Co.
 D'Arrigo                   and Treasurer   Incorporated (since January 1999),
 333 West                                   prior thereto, Assistant Vice President
 Wacker                                     (from January 1997); formerly,
 Drive                                      Associate of John Nuveen & Co.
 Chicago,                                   Incorporated; Chartered Financial
 IL 60606                                   Analyst.
Michael S.        6/26/57  Vice President  Vice President of Nuveen Advisory Corp.
 Davern                                     (since January 1997); prior thereto,
 333 W.                                     Vice President and Portfolio Manager
 Wacker                                     (since September 1991) of Flagship
 Drive                                      Financial.
 Chicago,
 IL 60606
Lorna C.          10/24/45 Vice President  Vice President of John Nuveen & Co.
 Ferguson                                   Incorporated; Vice President (since
 333 West                                   January 1998); of Nuveen Advisory Corp.
 Wacker                                     and Nuveen Institutional Advisory Corp.
 Drive
 Chicago,
 IL 60606
William M.         3/2/64  Vice President  Vice President of Nuveen Advisory Corp.
 Fitzgerald                                 (since December 1995); Assistant Vice
 333 West                                   President of Nuveen Advisory Corp.
 Wacker                                     (from September 1992 to December 1995),
 Drive                                      prior thereto, Assistant Portfolio
 Chicago,                                   Manager of Nuveen Advisory Corp.
 IL 60606
Stephen D.        5/31/54  Vice President  Vice President of John Nuveen & Co.
 Foy                        and Controller  Incorporated and (since May 1998) The
 333 West                                   John Nuveen Company; Certified Public
 Wacker                                     Accountant.
 Drive
 Chicago,
 IL 60606
J. Thomas          7/5/55  Vice President  Vice President of Nuveen Advisory Corp.;
 Futrell                                    Chartered Financial Analyst.
 333 West
 Wacker
 Drive
 Chicago,
 IL 60606
Richard A.        3/26/63  Vice President  Vice President of Nuveen Institutional
 Huber                                      Advisory Corp. (since March 1998) and
 333 West                                   Nuveen Advisory Corp. (since January
 Wacker                                     1997); prior thereto Vice President and
 Drive                                      Portfolio Manager of Flagship
 Chicago,                                   Financial.
 IL 60606

                            Positions
                  Date of  and Offices             Principal Occupations
Name and Address   Birth    with Trust            During Past Five Years
----------------  -------  -----------            ----------------------
Steven J. Krupa   8/21/57 Vice President Vice President of Nuveen Advisory Corp.
 333 West
 Wacker Drive
 Chicago, IL
 60606
Larry W. Martin   7/27/51 Vice President Vice President, Assistant Secretary and
 333 West                  and Assistant  Assistant General Counsel of John
 Wacker Drive              Secretary      Nuveen & Co. Incorporated; Vice
 Chicago, IL                              President and Assistant Secretary of
 60606                                    Nuveen Advisory Corp.; Vice President
                                          and Assistant Secretary of Nuveen
                                          Institutional Advisory Corp.; Assistant
                                          Secretary of The John Nuveen Company
                                          and (since January 1997) Nuveen Asset
                                          Management Inc.
Edward F.         7/7/65  Vice President Vice President (since September 1996),
 Neild, IV                                previously Assistant Vice President of
 333 West                                 Nuveen Advisory Corp., portfolio
 Wacker Drive                             manager prior thereto; Vice President
 Chicago, IL                              (since September 1996), previously
 60606                                    Assistant Vice President (since May
                                          1995) of Nuveen Institutional Advisory
                                          Corp., Portfolio Manager prior thereto;
                                          Chartered Financial Analyst.
Stephen S.        9/20/57 Vice President Vice President (since September 1997),
 Peterson                                 previously Assistant Vice President
 333 West                                 (since September 1996) of Nuveen
 Wacker Drive                             Advisory Corp., Portfolio Manager prior
 Chicago, IL                              thereto.
 60606
Stuart W.         5/1/56  Vice President Vice President of John Nuveen & Co.
 Rogers                                   Incorporated
 333 West
 Wacker Drive
 Chicago, IL
 60606
Thomas C.         7/31/51 Vice President Vice President of Nuveen Advisory Corp.
 Spalding, Jr.                            and Nuveen Institutional Advisory
 333 West                                 Corp.; Chartered Financial Analyst.
 Wacker Drive
 Chicago, IL
 60606
Gifford R.        9/9/56  Vice President Vice President, Secretary and Associate
 Zimmerman                 and Secretary  General Counsel, formerly Assistant
 333 West                                 General Counsel, of John Nuveen & Co.
 Wacker Drive                             Incorporated; Vice President and
 Chicago, IL                              Secretary (since July 1999) of Nuveen
 60606                                    Advisory Corp. and Nuveen Institutional
                                          Advisory Corp; Assistant Secretary of
                                          The John Nuveen Company; Chartered
                                          Financial Analyst.

  Peter Sawers and Timothy Schwertfeger serve as members of the Executive Committee of the Board of Trustees. The Executive Committee, which meets between regular meetings of the Board of Trustees, is authorized to exercise all of the powers of the Board of Trustees.

  The trustees of the Trust are directors or trustees, as the case may be, of 37 Nuveen open-end funds and 54 Nuveen closed-end funds advised by Nuveen Advisory Corp.

  The following table sets forth compensation paid by the Trust to each of the trustees of the Trust and the total compensation paid to each trustee during the fiscal year ended May 31, 1999. The Trust has no retirement or pension plans. The officers and trustees affiliated with Nuveen serve without any compensation from the Trust.

                                                                     Total
                                                   Aggregate      Compensation
                                                 Compensation    From Trust and
                                                from the Series   Fund Complex
      Name of Trustee                            of this Trust  Paid to Trustees
      ---------------                           --------------- ----------------
      Robert P. Bremner(1).....................     $6,032          $73,000
      Lawrence H. Brown........................     $6,536          $80,000
      Anne E. Impellizzeri(2)..................     $6,032          $73,000
      Peter R. Sawers(3).......................     $6,054          $73,750
      William J. Schneider(4)..................     $6,032          $73,000
      Judith M. Stockdale(5)...................     $6,032          $73,500

--------

(1) Pursuant to a deferred compensation agreement with the Trust, deferred amounts are treated as though an equivalent dollar amount has been invested in shares of one or more eligible Nuveen Funds. Total deferred fees (including the return from the assumed investment in the eligible Nuveen Funds) payable from the Trust is $173.

(2) Pursuant to a deferred compensation agreement with the Trust, deferred amounts are treated as though an equivalent dollar amount has been invested in shares of one or more eligible Nuveen Funds. Total deferred fees (including the return from the assumed investment in the eligible Nuveen Funds) payable from the Trust is $1,158.

(3) Pursuant to a deferred compensation agreement with the Trust, deferred amounts are treated as though an equivalent dollar amount has been invested in shares of one or more eligible Nuveen Funds. Total deferred fees (including the return from the assumed investment in the eligible Nuveen Funds) payable from the Trust is $1,173.

(4) Pursuant to a deferred compensation agreement with the Trust, deferred amounts are treated as though an equivalent dollar amount has been invested in shares of one or more eligible Nuveen Funds. Total deferred fees (including the return from the assumed investment in the eligible Nuveen Funds) payable from the Trust is $1,156.

(5) Pursuant to a deferred compensation agreement with the Trust, deferred amounts are treated as though an equivalent dollar amount has been invested in shares of one or more eligible Nuveen Funds. Total deferred fees (including the return from the assumed investment in the eligible Nuveen Funds) payable from the Trust is $289.

  Each trustee who is not affiliated with Nuveen or Nuveen Advisory receives a fee. The Trust requires no employees other than its officers, all of whom are compensated by Nuveen.

  The officers and directors of each Fund, in the aggregate, own less than 1% of the shares of the Fund.

  The following table sets forth the percentage ownership of each person, who, as of September 8, 1999, owns of record, or is known by Registrant to own of record or beneficially 5% or more of any class of a Fund's shares.

                                                                   Percentage
Name of Fund and Class      Name and Address of Owner             of Ownership
----------------------      -------------------------             ------------
Nuveen Flagship Kansas
 Municipal Bond Fund        Merrill Lynch, Pierce, Fenner & Smith    13.21%
 Class A Shares............ for the sole benefit of its customers
                            Attn: Fund Admin. / 979D0
                            4800 Deer  Lake Dr. E. Fl 3
                            Jacksonville, FL 32246-6484

                            PaineWebber for the benefit of            6.40
                            Sonya Ropfogel and Leonard
                            Dated 8-20-81
                            155 N. Market Ste 1000
                            Wichita, KS 67202-1824

                            Fager & Co.                               6.20
                            c/o Commerce Bank & Trust
                            Attn: Trust Dept.
                            3035 SW Topeka Blvd
                            Topeka, KS 66611

Nuveen Flagship Kansas
 Municipal Bond Fund        Merrill Lynch, Pierce, Fenner & Smith    19.54
 Class B Shares............ for the sole benefit of its customers
                            Attn: Fund Admin. / 97NC3
                            4800 Deer Lake Dr. E. Fl 3
                            Jacksonville, FL 32246-6484
Nuveen Flagship Kansas
 Municipal Bond Fund        Merrill Lynch, Pierce, Fenner & Smith    31.20
 Class C Shares............ for the sole benefit of its customers
                            Attn: Fund Admin. / 97NE0
                            4800 Deer Lake Dr. E. Fl 3
                            Jacksonville, FL 32246-6484
                            NFSC FEBO W52-008770                      7.35
                            Gary D. Baker
                            9903 W. 17th St N
                            Wichita, KS 67212
Nuveen Flagship Kansas
 Municipal Bond Fund        Trukan & Co.                             49.13
 Class R Shares............ P.O. Box 3699
                            Wichita, KS 67201
                            Fahnestock Co. Inc. FBO                  31.12
                            A430025807
                            125 Broad Street
                            New York, NY 10004
                            Fahnestock Co. Inc. FBO                  12.13
                            A430660033
                            125 Broad Street
                            New York, NY 10004

                                                                   Percentage
Name of Fund and Class      Name and Address of Owner             of Ownership
----------------------      -------------------------             ------------
                            Donaldson Lufkin & Jenrette               5.14%
                            SECS Corp.
                            P.O. Box 2052
                            Jersey City, NJ 07303-2052
Nuveen Flagship Kentucky
 Municipal Bond Fund        Merrill Lynch, Pierce, Fenner & Smith    10.61
 Class A Shares............ for the sole benefit of its customers
                            Attn: Fund Admin. / 971X8
                            4800 Deer Lake Dr. E. Fl 3
                            Jacksonville, FL 32246-6484
Nuveen Flagship Kentucky
 Municipal Bond Fund        Merrill Lynch, Pierce, Fenner & Smith    12.70
 Class B Shares............ for the sole benefit of its customers
                            Attn: Fund Admin. / 97NC4
                            4800 Deer Lake Dr. E. Fl 3
                            Jacksonville, FL 32246-6484
Nuveen Flagship Kentucky
 Municipal Bond Fund        Merrill Lynch, Pierce, Fenner & Smith    31.40
 Class C Shares............ for the sole benefit of its customers
                            Attn: Fund Admin. / 97CM4
                            4800 Deer Lake Dr. E. Fl 3
                            Jacksonville, FL 32246-6484
Nuveen Flagship Kentucky
 Municipal Bond Fund        Ronald G. Barlow                         55.41
 Class R Shares............ 10136 Scale Rd
                            Benton, KY 42025-6748
                            Hugh M. Cohen                            12.54
                            3005 Aubert Ave
                            Louisville, KY 40206-2601
                            Shelley Cohen                            12.53
                            3005 Aubert Ave
                            Louisville, KY 40206-2601
                            Edward D. Jones & Co. FAO                 9.57
                            Joseph E. Knight
                            EDJ 421-04756-1-4
                            P.O. Box 2500
                            Maryland Heights, MO 63043-8500
Nuveen Flagship Michigan
 Municipal Bond Fund        Merrill Lynch, Pierce, Fenner & Smith    51.90
 Class A Shares............ for the sole benefit of its customers
                            Attn: Fund Admin. / 97E75
                            4800 Deer Lake Dr. E. Fl 3
                            Jacksonville, FL 32246-6484

                                                                           Percentage
Name of Fund and Class              Name and Address of Owner             of Ownership
----------------------              -------------------------             ------------
Nuveen Flagship Michigan Municipal
 Bond Fund                          Merrill Lynch, Pierce, Fenner & Smith    38.76%
 Class B Shares...................  for the sole benefit of its customers
                                    Attn: Fund Admin. / 97ND4
                                    4800 Deer Lake Dr E. Fl 3
                                    Jacksonville, FL 32246-6484
                                    Ruth A. Weglarz                           7.76
                                    David A. & Michael J. Hagen TRS
                                    Elaine M. Hagen Irrevocable Trust
                                    47991 Ben Franklin Drive
                                    Shelby Township, MI 48315
Nuveen Flagship Michigan Municipal
 Bond Fund                          Merrill Lynch, Pierce, Fenner & Smith    60.84
 Class C Shares...................  for the sole benefit of its customers
                                    Attn: Fund Admin. / 97GW2
                                    4800 Deer Lake Dr E. Fl 3
                                    Jacksonville, FL 32246-6484
Nuveen Flagship Missouri Municipal
 Bond Fund                          Merrill Lynch, Pierce, Fenner & Smith    26.45
 Class A Shares...................  for the sole benefit of its customers
                                    Attn: Fund Admin. / 973G2
                                    4800 Deer Lake Dr E. Fl 3
                                    Jacksonville, FL 32246-6484
Nuveen Flagship Missouri Municipal
 Bond Fund                          Merrill Lynch, Pierce, Fenner & Smith    34.41
 Class B Shares...................  for the sole benefit of its customers
                                    Attn: Fund Admin. / 97NC6
                                    4800 Deer Lake Dr E. Fl 3
                                    Jacksonville, FL 32246-6484
                                    Smith Barney Inc                          6.36
                                    00159609738
                                    388 Greenwich Street
                                    New York, NY 10013-2339
                                    Prudential Securities Inc. FBO            6.05
                                    Mr. Keith McClanahan TTEE UW Rella
                                    Maxine McClanahan FBO Rella Maxine
                                    401 SE Oldham Pkwy
                                    Lees Summit, MO 64081-2930
                                    Smith Barney Inc                          5.50
                                    00159614216
                                    388 Greenwich Street
                                    New York, NY 10013-2339

                                                                           Percentage
Name of Fund and Class              Name and Address of Owner             of Ownership
----------------------              -------------------------             ------------
Nuveen Flagship Missouri Municipal
 Bond Fund                          Merrill Lynch, Pierce, Fenner & Smith    54.31%
 Class C Shares...................  for the sole benefit of its customers
                                    Attn: Fund Admin. / 97DD3
                                    4800 Deer Lake Dr E. Fl 3
                                    Jacksonville, FL 32246-6484
Nuveen Flagship Missouri Municipal
 Bond Fund                          Susan Williams TTEE                      47.26
 Class R Shares...................  Neil M. Bischoff Martha
                                    Trust U.A. DTD 09-21-93
                                    2830 Hilly Haven Court
                                    St. Louis, MO 63129
                                    Donaldson Lufkin Jenrette                46.17
                                    Securities Corporation, Inc.
                                    P.O. Box 2052
                                    Jersey City, NJ 07303-9998
Nuveen Flagship Ohio Municipal
 Bond Fund                          Merrill Lynch, Pierce, Fenner & Smith    36.44
 Class A Shares...................  for the sole benefit of its customers
                                    Attn: Fund Admin. / 97E84
                                    4800 Deer Lake Dr. E. Fl 3
                                    Jacksonville, FL 32246-6484
Nuveen Flagship Ohio Municipal
 Bond Fund                          Merrill Lynch, Pierce, Fenner & Smith    38.34
 Class B Shares...................  for the sole benefit of its customers
                                    Attn: Fund Admin. / 97ND5
                                    4800 Deer Lake Dr. E. Fl 3
                                    Jacksonville, FL 32246-6484
Nuveen Flagship Ohio Municipal
 Bond Fund                          Merrill Lynch, Pierce, Fenner & Smith    52.56
 Class C Shares...................  for the sole benefit of its customers
                                    Attn: Fund Admin. / 97GY8
                                    4800 Deer Lake Dr. E. Fl 3
                                    Jacksonville, FL 32246-6484
Nuveen Flagship Wisconsin
 Municipal Bond Fund                Salomon Smith Barney Inc.                12.12
 Class A Shares...................  00127113901
                                    333 West 34th St.--3rd Floor
                                    New York, NY 10001
                                    PaineWebber for the benefit of            5.90
                                    Richard A. Uihlein
                                    P.O. Box 241580
                                    Milwaukee, WI 53224-9035

                                                                   Percentage
Name of Fund and Class      Name and Address of Owner             of Ownership
----------------------      -------------------------             ------------
Nuveen Flagship Wisconsin
 Municipal Bond Fund        PaineWebber for the benefit of           14.21%
 Class B Shares............ Mr. William J. Hurkman
                            2304 South Arch Street
                            Janesville, WI 53546-6126
                            NFSC FEBO A7T-055425                     10.91
                            Thomas H. Daniels
                            2336 N 1st 2
                            Milwaukee, WI 53212
                            Merrill Lynch, Pierce, Fenner & Smith     7.40
                            for the sole benefit of its customers
                            Attn: Fund Admin. / 97ND1
                            4800 Deer Lake Dr. E. Fl 3
                            Jacksonville, FL 32246-6484
                            Everen Clearing Corp.                     5.34
                            A.C. 1552-7391
                            111 East Kilbourn Avenue
                            Milwaukee, WI 53202
Nuveen Flagship Wisconsin
 Municipal Bond Fund        Merrill Lynch, Pierce, Fenner & Smith     9.30
 Class C Shares............ for the sole benefit of its customers
                            Attn: Fund Admin. / 97NE3
                            4800 Deer Lake Dr. E. Fl 3
                            Jacksonville, FL 32246-6484
                            Everen Securities Inc.                    7.10
                            A.C. 3973-8110
                            111 East Kilbourn Avenue
                            Milwaukee, WI 53202
Nuveen Flagship Wisconsin                                            56.31
 Municipal Bond Fund        David L. Diehl
 Class R Shares............ Bonnie M. Diehl
                            494 B. Prairie Ln.
                            Hudson, WI 54016
                            Elizabeth H. Sohn                        43.16
                            Elizabeth H. Sohn Trust
                            N14651 Wintergreen Lake Rd.
                            Park Falls, WI 54552-7069

INVESTMENT ADVISER AND INVESTMENT MANAGEMENT AGREEMENT

  Nuveen Advisory Corp. acts as investment adviser for and manages the investment and reinvestment of the assets of each of the Funds. Nuveen Advisory also administers the Trust's business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and permits any of its officers or employees to serve without compensation as trustees or officers of the Trust if elected to such positions. See "Fund Service Providers" in the Prospectus.

  Pursuant to an investment management agreement between Nuveen Advisory and the Trust, each of the Funds has agreed to pay an annual management fee at the rates set forth below:

Average Daily Net Assets                                          Management Fee
------------------------                                          --------------
For the first $125 million.......................................  .5500 of 1%
For the next $125 million........................................  .5375 of 1%
For the next $250 million........................................  .5250 of 1%
For the next $500 million........................................  .5125 of 1%
For the next $1 billion..........................................  .5000 of 1%
For net assets over $2 billion...................................  .4750 of 1%

  Nuveen Advisory has agreed to waive all or a portion of its management fee or reimburse certain expenses of the Ohio Fund in order to prevent total operating expenses (including Nuveen Advisory's fee, but excluding interest, taxes, fees incurred in acquiring and disposing of portfolio securities, any asset-based distribution or service fees and, to the extent permitted, extraordinary expenses) in any fiscal year from exceeding .75 of 1% of average daily net asset value of any class of shares of the Fund.

  For the last three fiscal years, the Funds paid net management fees as follows:

                              Management Fees Net of     Fee Waivers and Expense
                            Expense Reimbursement Paid       Reimbursements
                                for the Year Ended         For the Year Ended
                           ----------------------------- -----------------------
                            5/31/97   5/31/98   5/31/99  5/31/97 5/31/98 5/31/99
                           --------- --------- --------- ------- ------- -------
Kansas Municipal Bond
 Fund....................    159,550   360,823   479,476 339,334 191,060 173,046
Kentucky Municipal Bond
 Fund....................  1,300,570 2,227,288 2,577,305 989,872 310,289 102,078
Michigan Municipal Bond
 Fund....................  1,194,710 1,804,027 1,870,026 378,083     --      --
Missouri Municipal Bond
 Fund....................    823,757 1,308,176 1,380,379 326,922     --  173,046
Ohio Municipal Bond Fund.  2,430,648 3,609,901 3,702,803 355,267     --      --
Wisconsin Municipal Bond
 Fund....................        --        --     22,260 146,340 156,639 156,046

  In addition to the management fee of Nuveen Advisory, each Fund pays all other costs and expenses of its operations and a portion of the Trust's general administrative expenses allocated in proportion to the net assets of each Fund.

  Nuveen Advisory is a wholly owned subsidiary of John Nuveen & Co. Incorporated ("Nuveen"), the Funds' principal underwriter. Nuveen is the sponsor of the Nuveen Defined Portfolios, and is the principal underwriter for the Nuveen Mutual Funds, and has served as co-managing underwriter for the shares of the Nuveen Exchange-Traded Funds. Over 1,300,000 individuals have invested to date in Nuveen's funds and Defined Portfolios. Founded in 1898, Nuveen is a subsidiary of The John Nuveen Company which, in turn, is approximately 78% owned by The St. Paul Companies, Inc. ("St. Paul"). St. Paul is located in St. Paul, Minnesota and is principally engaged in providing property-liability insurance through subsidiaries. Effective January 1, 1997, The John Nuveen Company acquired Flagship Resources Inc., and as part of that acquisition, Flagship Financial, the adviser to the Flagship Funds, was merged with Nuveen Advisory.

  The Funds, the other Nuveen funds, Nuveen Advisory, and other related entities have adopted a code of ethics which essentially prohibits all Nuveen fund management personnel, including Nuveen fund portfolio managers, from engaging in personal investments which compete or interfere with, or attempt to take advantage of, a Fund's anticipated or actual portfolio transactions, and is designed to assure that the interests of Fund shareholders are placed before the interests of Nuveen personnel in connection with personal investment transactions.

PORTFOLIO TRANSACTIONS

  Nuveen Advisory is responsible for decisions to buy and sell securities for the Funds and for the placement of the Funds' securities business, the negotiation of the prices to be paid for principal trades and the allocation of its transactions among various dealer firms. Portfolio securities will normally be purchased directly from an underwriter or in the over-the-counter market from the principal dealers in such securities, unless it appears that a better price or execution may be obtained elsewhere. Portfolio securities will not be purchased from Nuveen or its affiliates except in compliance with the Investment Company Act of 1940.

  The Funds expect that substantially all portfolio transactions will be effected on a principal (as opposed to an agency) basis and, accordingly, do not expect to pay any brokerage commissions. Purchases from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers will include the spread between the bid and asked price. Given the best price and execution obtainable, it will be the practice of the Funds to select dealers which, in addition, furnish research information (primarily credit analyses of issuers and general economic reports) and statistical and other services to Nuveen Advisory. It is not possible to place a dollar value on information and statistical and other services received from dealers. Since it is only supplementary to Nuveen Advisory's own research efforts, the receipt of research information is not expected to reduce significantly Nuveen Advisory's expenses. While Nuveen Advisory will be primarily responsible for the placement of the business of the Funds, the policies and practices of Nuveen Advisory in this regard must be consistent with the foregoing and will, at all times, be subject to review by the Board of Trustees.

  Nuveen Advisory reserves the right to, and does, manage other investment accounts and investment companies for other clients, which may have investment objectives similar to the Funds. Subject to applicable laws and regulations, Nuveen Advisory will attempt to allocate equitably portfolio transactions among the Funds and the portfolios of its other clients purchasing or selling securities whenever decisions are made to purchase or sell securities by a Fund and one or more of such other clients simultaneously. In making such allocations the main factors to be considered will be the respective investment objectives of the Fund and such other clients, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment by the Fund and such other clients, the size of investment commitments generally held by the Fund and such other clients and opinions of the persons responsible for recommending investments to the Fund and such other clients. While this procedure could have a detrimental effect on the price or amount of the securities available to the Funds from time to time, it is the opinion of the Board of Trustees that the benefits available from Nuveen Advisory's organization will outweigh any disadvantage that may arise from exposure to simultaneous transactions.

  Under the Investment Company Act of 1940, the Funds may not purchase portfolio securities from any underwriting syndicate of which Nuveen is a member except under certain limited conditions set forth in Rule 10f-3. The Rule sets forth requirements relating to, among other things, the terms of an issue of Municipal Obligations purchased by a Fund, the amount of Municipal Obligations which may be purchased in any one issue and the assets of a Fund which may be invested in a particular issue. In addition, purchases of securities made pursuant to the terms of the Rule must be approved at least quarterly by the Board of Trustees, including a majority of the trustees who are not interested persons of the Trust.

NET ASSET VALUE

  As stated in the Prospectus, the net asset value of the shares of the Funds will be determined separately for each class of the Funds' shares by The Chase Manhattan Bank, the Funds' custodian, as of the close of trading (normally 4:00 p.m. Eastern Time) on each day on which the Exchange is normally open for trading. The Exchange is not open for trading on New Year's Day, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The net asset value per share of a class of shares of a Fund will be computed by dividing the market value of the Fund's assets attributable to the class, less the liabilities attributable to the class, by the number of shares of the class outstanding.

  In determining net asset value for the Funds, the Funds' custodian utilizes the valuations of portfolio securities furnished by a pricing service approved by the trustees. Securities for which quotations are not readily available (which constitute a majority of the securities held by the Funds) are valued at fair value as determined by the pricing service using methods which include consideration of the following: yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating; indications as to value from dealers; and general market conditions. The pricing service may employ electronic data processing techniques and/or a matrix system to determine valuations. The procedures of the pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Board of Trustees.

TAX MATTERS

Federal Income Tax Matters

  The following discussion of federal income tax matters is based upon the advice of Morgan, Lewis & Bockius LLP, counsel to the Trust.

  Each Fund intends to qualify under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code") for tax treatment as a regulated investment company. In order to qualify as a regulated investment company, a Fund must satisfy certain requirements relating to the source of its income, diversification of its assets, and distributions of its income to shareholders. First, a Fund must derive at least 90% of its annual gross income (including tax-exempt interest) from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities, foreign currencies or other income (including but not limited to gains from options and futures) derived with respect to its business of investing in such stock or securities (the "90% gross income test"). Second, a Fund must diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the value of its total assets is comprised of cash, cash items, United States Government securities, securities of other regulated investment companies and other securities limited in respect of any one issuer to an amount not greater in value than 5% of the value of a Fund's total assets and to not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the total assets is invested in the securities of any one issuer (other than United States Government securities and securities of other regulated investment companies) or two or more issuers controlled by a Fund and engaged in the same, similar or related trades or businesses.

  As a regulated investment company, a Fund will not be subject to federal income tax in any taxable year for which it distributes at least 90% of the sum of (i) its "investment company taxable income" (which includes dividends, taxable interest, taxable original issue discount and market discount income, income from securities lending, net short-term capital gain in excess of long-term capital loss, and any other taxable income other than "net capital gain" (as defined below) and is reduced by deductible expenses) and (ii) its net tax-exempt interest (the excess of its gross tax-exempt interest income over certain disallowed deductions). A Fund may retain for investment its net capital gain (which consists of the excess of its net long-term capital gain over its short-term capital loss). However, if a Fund retains any net capital gain or any investment company taxable income, it will be subject to tax at regular corporate rates on the amount retained. If a Fund retains any capital gain, such Fund may designate the retained amount as undistributed capital gains in a notice to its shareholders who, if subject to federal income tax on long-term capital gains, (i) will be required to include in income for federal income tax purposes, as long-term capital gain, their shares of such undistributed amount, and (ii) will be entitled to credit their proportionate shares of the tax paid by such Fund against their federal income tax liabilities if any, and to claim refunds to the extent the credit exceeds such liabilities. For federal income tax purposes, the tax basis of shares owned by a shareholder of the Fund will be increased by an amount equal under current law to the difference between the amount of the includible gain and the tax deemed paid by the shareholder in respect of such shares. Each Fund intends to distribute at least annually to its shareholders all or substantially all of its net tax-exempt interest and any investment company taxable income and net capital gain.

  Treasury regulations permit a regulated investment company, in determining its investment company taxable income and net capital gain, i.e., the excess of net long-term capital gain over net short-term capital loss for any taxable year, to elect (unless it has made a taxable year election for excise tax purposes as discussed below) to treat all or part of any net capital loss, any net long-term capital loss or any net foreign currency loss incurred after October 31 as if they had been incurred in the succeeding year.

  Each Fund also intends to satisfy conditions (including requirements as to the proportion of its assets invested in Municipal Obligations) that will enable it to designate distributions from the interest income generated by investments in Municipal Obligations, which is exempt from regular federal income tax when received by such Fund, as exempt-interest dividends. Shareholders receiving exempt-interest dividends will not be subject to regular federal income tax on the amount of such dividends. Insurance proceeds received by a Fund under any insurance policies in respect of scheduled interest payments on defaulted Municipal Obligations will be excludable from federal gross income under Section 103(a) of the Code. In the case of non-appropriation by a political subdivision, however, there can be no assurance that payments made by the insurer representing interest on "non-appropriation" lease obligations will be excludable from gross income for federal income tax purposes.

  Distributions by a Fund of net interest received from certain taxable temporary investments (such as certificates of deposit, commercial paper and obligations of the U.S. Government, its agencies and instrumentalities) and net short-term capital gains realized by a Fund, if any, will be taxable to shareholders as ordinary income whether received in cash or additional shares. If a Fund purchases a Municipal Obligation at a market discount, any gain realized by the Fund upon sale or redemption of the Municipal Obligation will be treated as taxable interest income to the extent such gain does not exceed the market discount, and any gain realized in excess of the market discount will be treated as capital gains. Any net long-term capital gains realized by a Fund and distributed to shareholders in cash or additional shares, will be taxable to shareholders as long-term capital gains regardless of the length of time investors have owned shares of a Fund. Distributions by a Fund that do not constitute ordinary income dividends, exempt-interest dividends, or capital gain dividends will be treated as a return of capital to the extent of (and in reduction of) the shareholder's tax basis in his or her shares. Any excess will be treated as gain from the sale of his or her shares, as discussed below.

  If a Fund has both tax-exempt and taxable income, it will use the "average annual" method for determining the designated percentage that is taxable income and designate the use of such method within 60 days after the end of the Fund's taxable year. Under this method, one designated percentage is applied uniformly to all distributions made during the Fund's taxable year. The percentage of income designated as tax-exempt for any particular distribution may be substantially different from the percentage of the Fund's income that was tax-exempt during the period covered by the distribution.

  If a Fund engages in hedging transactions involving financial futures and options, these transactions will be subject to special tax rules, the effect of which may be to accelerate income to a Fund, defer a Fund's losses, cause adjustments in the holding periods of a Fund's securities, convert long-term capital gains into short-term capital gains and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders.

  Because the taxable portion of a Fund's investment income consists primarily of interest, none of its dividends, whether or not treated as exempt-interest dividends, is expected to qualify under the Internal Revenue Code for the dividends received deductions for corporations.

  Prior to purchasing shares in a Fund, the impact of dividends or distributions which are expected to be or have been declared, but not paid, should be carefully considered. Any dividend or distribution declared shortly after a purchase of such shares prior to the record date will have the effect of reducing the per share net asset value by the per share amount of the dividend or distribution.

  Although dividends generally will be treated as distributed when paid, dividends declared in October, November or December, payable to shareholders of record on a specified date in one of those months and paid during the following January, will be treated as having been distributed by a Fund (and received by the shareholders) on December 31.

  The redemption or exchange of the shares of a Fund normally will result in capital gain or loss to the shareholders. Present law taxes both long- and short-term capital gains of corporations at the rates applicable to ordinary income. For non-corporate taxpayers, however, (i) gain on the sale of shares held for more than 18 months will generally be taxed at a maximum marginal rate of 20%, (ii) gain on the sale of shares held for more than one year but not more than 18 months will generally be taxed at a maximum marginal rate of 28%, and (iii) gain on the sale of shares held for not more than one year and other ordinary income will generally be taxed at a maximum marginal rate of 39.6%. Because of the limitations on itemized deductions and the deduction for personal exemptions applicable to higher income taxpayers, the effective tax rate on net income may be higher in certain circumstances.

  All or a portion of a sales charge paid in purchasing shares of a Fund cannot be taken into account for purposes of determining gain or loss on the redemption or exchange of such shares within 90 days after their purchase to the extent shares of a Fund or another fund are subsequently acquired without payment of a sales charge pursuant to the reinvestment or exchange privilege. Any disregarded portion of such charge will result in an increase in the shareholder's tax basis in the shares subsequently acquired. Moreover, losses recognized by a shareholder on the redemption or exchange of shares of a Fund held for six months or less are disallowed to the extent of any distribution of exempt-interest dividends received with respect to such shares and, if not disallowed, such losses are treated as long-term capital losses to the extent of any distributions of long-term capital gains made with respect to such shares. In addition, no loss will be allowed on the redemption or exchange of shares of a Fund if the shareholder purchases other shares of such Fund (whether through reinvestment of distributions or otherwise) or the shareholder acquires or enters into a contract or option to acquire securities that are substantially identical to shares of a Fund within a period of 61 days beginning 30 days before and ending 30 days after such redemption or exchange. If disallowed, the loss will be reflected in an adjustment to the basis of the shares acquired.

  It may not be advantageous from a tax perspective for shareholders to redeem or exchange shares after tax-exempt income has accrued but before the record date for the exempt-interest dividend representing the distribution of such income. Because such accrued tax-exempt income is included in the net asset value per share (which equals the redemption or exchange value), such a redemption could result in treatment of the portion of the sales or redemption proceeds equal to the accrued tax-exempt interest as taxable gain (to the extent the redemption or exchange price exceeds the shareholder's tax basis in the shares disposed of) rather than tax-exempt interest.

  In order to avoid a 4% federal excise tax, a Fund must distribute or be deemed to have distributed by December 31 of each calendar year at least 98% of its taxable ordinary income for such year, at least 98% of the excess of its realized capital gains over its realized capital losses (generally computed on the basis of the one-year period ending on October 31 of such year) and 100% of any taxable ordinary income and the excess of realized capital gains over realized capital losses for the prior year that was not distributed during such year and on which such Fund paid no federal income tax. For purposes of the excise tax, a regulated investment company may reduce its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year. The Funds intend to make timely distributions in compliance with these requirements and consequently it is anticipated that they generally will not be required to pay the excise tax.

  If in any year a Fund should fail to qualify under Subchapter M for tax treatment as a regulated investment company, the Fund would incur a regular corporate federal income tax upon its income for that year (other than interest income from Municipal Obligations), and distributions to its shareholders would be taxable to shareholders as ordinary dividend income for federal income tax purposes to the extent of the Fund's available earnings and profits.

  Because the Funds may invest in private activity bonds, the interest on which is not federally tax-exempt to persons who are "substantial users" of the facilities financed by such bonds or "related persons" of such "substantial users," the Funds may not be an appropriate investment for shareholders who are considered either a "substantial user" or a "related person" within the meaning of the Code. For additional information, investors should consult their tax advisers before investing in a Fund.

  Federal tax law imposes an alternative minimum tax with respect to both corporations and individuals. Interest on certain Municipal Obligations, such as bonds issued to make loans for housing purposes or to private entities (but not for certain tax-exempt organizations such as universities and non-profit hospitals), is included as an item of tax preference in determining the amount of a taxpayer's alternative minimum taxable income. To the extent that a Fund receives income from Municipal Obligations subject to the alternative minimum tax, a portion of the dividends paid by it, although otherwise exempt from federal income tax, will be taxable to shareholders to the extent that their tax liability is determined under the alternative minimum tax regime. The Funds will annually supply shareholders with a report indicating the percentage of Fund income attributable to Municipal Obligations subject to the federal alternative minimum tax.

  In addition, the alternative minimum taxable income for corporations is increased by 75% of the difference between an alternative measure of income ("adjusted current earnings") and the amount otherwise determined to be the alternative minimum taxable income. Interest on all Municipal Obligations, and therefore all distributions by the Funds that would otherwise be tax-exempt, is included in calculating a corporation's adjusted current earnings.

  Tax-exempt income, including exempt-interest dividends paid by a Fund, will be added to the taxable income of individuals receiving social security or railroad retirement benefits in determining whether a portion of that benefit will be subject to federal income tax.

  The Code provides that interest on indebtedness incurred or continued to purchase or carry shares of any Fund is not deductible. Under rules used by the IRS for determining when borrowed funds are considered used for the purpose of purchasing or carrying particular assets, the purchase of shares of a Fund may be considered to have been made with borrowed funds even though such funds are not directly traceable to the purchase of shares.

  The Funds are required in certain circumstances to withhold 31% of taxable dividends and certain other payments paid to non-corporate holders of shares who have not furnished to the Funds their correct taxpayer identification number (in the case of individuals, their social security number) and certain certifications, or who are otherwise subject to backup withholding.

  The foregoing is a general and abbreviated summary of the provisions of the Code and Treasury Regulations presently in effect as they directly govern the taxation of the Fund and its shareholders. For complete provisions, reference should be made to the pertinent Code sections and Treasury Regulations. The Code and Treasury Regulations are subject to change by legislative or administrative action, and any such change may be retroactive with respect to Fund transactions. Shareholders are advised to consult their own tax advisers for more detailed information concerning the federal taxation of the Funds and the income tax consequences to their shareholders.

State Tax Matters

  The discussion of tax treatment is based on the assumptions that the Funds will qualify under Subchapter M of the Code as regulated investment companies and as qualified investment funds under applicable state law, that they will satisfy the conditions which will cause distributions to qualify as exempt-interest dividends to shareholders when distributed as intended, and that each Fund will distribute all interest and dividends it receives to its shareholders. Unless otherwise noted, shareholders in each Fund will not be subject to state income taxation on distributions that are attributable to interest earned on the municipal obligations issued by that state or its subdivisions, or on obligations of the United States. Shareholders generally will be required to include capital gain distributions in their income for state tax purposes. The tax discussion summarizes general state tax laws which are currently in effect and are subject to change by legislative or administrative action; any such changes may be retroactive with respect to the applicable Fund's transactions. Investors should consult a tax adviser for more detailed information about state taxes to which they may be subject.

Kansas

  The following is a general, abbreviated summary of certain provisions of the applicable Kansas tax law as presently in effect as it directly governs the taxation of resident individual and corporate shareholders of the Kansas Fund. The foregoing summary does not address the taxation of other shareholders nor does it discuss any local taxes that may be applicable. These provisions are subject to change by legislative or administrative action, and any such change may be retroactive with respect to Kansas Fund transactions.

  The following is based on the assumptions that the Kansas Fund will qualify under Subchapter M of the Code as a regulated investment company, that it will satisfy the conditions which will cause Kansas Fund distributions to qualify as exempt-interest dividends to shareholders, and that it will distribute all interest and dividends it receives to the Kansas Fund's shareholders.

  The Kansas Fund will be subject to the Kansas corporate franchise tax and the Kansas corporate income tax only if it has a sufficient nexus with Kansas. If it is subject to such taxes, it does not expect to pay a material amount of either tax.

  Distributions by the Kansas Fund that are attributable to interest on any obligation of Kansas and its political subdivisions issued after December 31, 1987, and interest on certain such obligations issued before January 1, 1988, or to interest on obligations of the United States, its territories, possessions or instrumentalities that are exempt from state taxation under federal law will not be subject to the Kansas personal income tax or the Kansas corporate income tax. All other distributions, including distributions attributable to capital gains, will be subject to the Kansas personal and corporate income taxes.

  Gain on the sale, exchange, or other disposition of shares of the Kansas Fund will be subject to the Kansas personal and corporate income taxes.

  Shares of the Kansas Fund may be subject to the Kansas estate tax if owned by a Kansas decedent at the time of death.

  Shareholders are advised to consult with their own tax advisers for more detailed information concerning Kansas and local tax matters.

Kentucky

  The following is a general, abbreviated summary of certain provisions of the applicable Kentucky tax law as presently in effect as it directly governs the taxation of resident individual and corporate shareholders of the Kentucky Fund. This summary does not address the taxation of other shareholders nor does it discuss any local taxes that may be applicable. These provisions are subject to change by legislative or administrative action, and any such change may be retroactive with respect to Kentucky Fund transactions.

  The following is based on the assumptions that the Kentucky Fund will qualify under Subchapter M of the Code as regulated investment companies, that it will satisfy the conditions which will cause Kentucky Fund's distributions to qualify as exempt-interest dividends to shareholders, and that it will distribute all interest and dividends it receives to the Kentucky Fund's shareholders.

  The Kentucky Fund will be subject to the Kentucky corporate income tax, the Kentucky intangible property tax, and the Kentucky corporation license tax only if it has a sufficient nexus with Kentucky. If it is subject to such taxes, it does not expect to pay a material amount of any such tax.

  Distributions from the Kentucky Fund that are attributable to interest on any obligation of Kentucky and its political subdivisions ("Kentucky Obligations") or to interest on obligations of the United States, its territories, possessions, or instrumentalities that are exempt from state taxation under federal law ("Federal Obligations") will not be subject to the Kentucky personal income tax or the Kentucky corporate income tax. All other distributions, including distributions attributable to capital gains, will be subject to the Kentucky personal and corporate income tax.

  Resident shareholders will not be subject to the Kentucky intangible property tax on the portion of the fair cash value of their Kentucky Fund shares that are attributable to Kentucky obligations or Federal obligations.

  Gain on the sale, exchange, or other disposition of shares of the Kentucky Fund will be subject to the Kentucky personal and corporate income taxes.

  Shares of the Kentucky Fund may be subject to the Kentucky inheritance tax and the Kentucky estate tax if owned by a Kentucky decedent at the time of death.


  Shareholders are advised to consult with their own tax advisers for more detailed information concerning Kentucky and local tax matters.

Michigan

  The following is a general, abbreviated summary of certain provisions of the applicable Michigan state tax law as presently in effect as it directly governs the taxation of resident individual and corporate shareholders of the Michigan Fund. This summary does not address the taxation of other shareholders. These provisions are subject to change by legislative or administrative action, and any such change may be retroactive with respect to Michigan Fund transactions.

  The following is based on the assumptions that the Michigan Fund will qualify under Subchapter M of the Code as a regulated investment company, that it will satisfy the conditions which will cause Michigan Fund distributions to qualify as exempt-interest dividends to shareholders, and that it will distribute all interest and dividends it receives to the Michigan Fund's shareholders.

  The Michigan Fund will be subject to the Michigan single business tax only if it has a sufficient nexus with Michigan. If it is subject to the single business tax, it does not expect to pay a material amount of such tax.

  Distributions by the Michigan Fund attributable to interest on any obligation of Michigan and its political subdivisions ("Michigan Obligations") or to interest on obligations of the United States, its territories, possessions, or instrumentalities that are exempt from state taxation under federal law ("Federal Obligations") will not be subject to the Michigan personal income tax. In addition, under current administrative practice of the Michigan Department of Revenue, dividends attributable to gains realized from the sale or exchange of Federal Obligations will not be subject to the Michigan personal income tax. All other distributions, including distributions attributable to capital gains (other than capital gains realized from the sale of Federal Obligations), will be subject to the Michigan income tax.

  Residents of Michigan cities imposing local income taxes will not be subject to such taxes on the Michigan Fund's distributions of income attributable either (1) to interest earned on Federal Obligations or of state or local governments or (2) to gains on the sale of Federal Obligations.

  Gain on the sale, exchange, or other disposition of shares of the Michigan Fund will be subject to the Michigan personal income tax.

  Shares of the Michigan Fund may be subject to the Michigan inheritance and estate taxes if owned by a Michigan decedent at the time of death.

  Shareholders are advised to consult with their own tax advisers for more detailed information concerning Michigan and local tax matters, particularly with regard to the Michigan single business tax.

Missouri

  The following is a general, abbreviated summary of certain provisions of the applicable Missouri tax law as presently in effect as it directly governs the taxation of resident individual and corporate shareholders of the Missouri Fund. This summary does not address the taxation of other shareholders nor does it discuss any local taxes that may be applicable. These provisions are subject to change by legislative or administrative action, and any such change may be retroactive with respect to Missouri Fund transactions.

  The following is based on the assumptions that the Missouri Fund will qualify under Subchapter M of the Code as a regulated investment company, that it will satisfy the conditions which will cause Missouri Fund distributions to qualify as exempt-interest dividends to shareholders, and that it will distribute all interest and dividends it receives to the Missouri Fund's shareholders.

  The Missouri Fund will be subject to the Missouri corporate franchise tax and the Missouri corporate income tax only if it has a sufficient nexus with Missouri. If it is subject to such taxes, it does not expect to pay a material amount with respect to either tax.

  Distributions by the Missouri Fund that are attributable to interest on obligations of Missouri and its political subdivisions or to interest on obligations of the United States, its territories, possessions, or instrumentalities that are exempt from state taxation under federal law will not be subject to the Missouri personal income tax or the Missouri corporate income tax. All other distributions, including distributions attributable to capital gains, will be subject to the Missouri personal and corporate income taxes.

  Gain on the sale, exchange, or other disposition of shares of the Missouri Fund will be subject to the Missouri personal income tax and the Missouri corporate income tax.

  Shares of the Missouri Fund may be subject to the Missouri estate tax if owned by a Missouri decedent at the time of death.

  Shareholders are advised to consult with their own tax advisers for more detailed information concerning Missouri and local tax matters.

Ohio

  The following is a general, abbreviated summary of certain provisions of the applicable Ohio tax law as presently in effect as it directly governs the taxation of resident individual and corporate shareholders of the Ohio Fund. This summary does not address the taxation of other shareholders nor does it discuss any local taxes that may be applicable. These provisions are subject to change by legislative or administrative action, and any such change may be retroactive with respect to Ohio Fund transactions.

  The following is based on the assumptions that the Ohio Fund will qualify under Subchapter M of the Code as a regulated investment company and under Ohio law as a qualified investment trust, that it will file any report that may be required of it under the Ohio Revised Code, that it will satisfy the conditions which will cause Ohio Fund distributions to qualify as exempt-interest dividends to shareholders, and that it will distribute all interest and dividends it receives to the Ohio Fund's shareholders.

  The Ohio Fund is not subject to Ohio taxes.

  Distributions by the Ohio Fund attributable to interest on or gain from the sale of any interest-bearing obligation of Ohio and its political subdivisions ("Ohio Obligations") or to interest on obligations of the United States, its territories, possessions, or instrumentalities that are exempt from state taxation under federal law ("Federal Obligations") will not be subject to the Ohio personal income tax, Ohio school district income taxes, and Ohio municipal income taxes. All other distributions, including distributions attributable to capital gains (other than capital gains on Ohio Obligations), will be subject to the Ohio personal income tax, Ohio school district income taxes, and Ohio municipal income taxes.

  In computing their Ohio corporation franchise tax on the net income basis, shareholders will not be subject to tax on the portion of distributions by the Ohio Fund that is attributable to interest on or gain from the sale of Ohio Obligations, interest on similar obligations of other states or their political subdivisions, or interest on Federal Obligations. In computing their corporate franchise tax on the net worth basis, shareholders must include in their tax base their shares of the Ohio Fund.

  Gain on the sale, exchange or other disposition of shares of the Ohio Fund will be subject to the Ohio personal income tax, Ohio school district income taxes, Ohio municipal income taxes and the Ohio corporation franchise tax.

  Shares of the Ohio Fund may be subject to the Ohio estate tax if owned by an Ohio decedent at the time of death.

  Shareholders are advised to consult with their own tax advisers for more detailed information concerning Ohio and local tax matters.

Wisconsin

  The following is a general, abbreviated summary of certain provisions of the applicable Wisconsin tax law as presently in effect as it directly governs the taxation of resident individual and corporate shareholders of the Wisconsin Fund. This summary does not address the taxation of other shareholders nor does it discuss any local taxes that may be applicable. These provisions are subject to change by legislative or administrative action, and any such change may be retroactive with respect to Wisconsin Fund transactions.

  The following is based on the assumptions that the Wisconsin Fund will qualify under Subchapter M of the Code as a regulated investment company, that it will satisfy the conditions which will cause Wisconsin Fund distributions to qualify as exempt-interest dividends to shareholders, and that it will distribute all interest and dividends it receives to the Wisconsin Fund's shareholders.

  The Wisconsin Fund will be subject to the Wisconsin corporate franchise tax or the corporate income tax only if it has a sufficient nexus with Wisconsin. If it is subject to such taxes, it does not expect to pay a material amount of either tax.

  Distributions by the Wisconsin Fund that are attributable to interest earned on any obligations of Wisconsin and its political subdivisions that are exempt from the Wisconsin personal income tax under Wisconsin law ("Wisconsin Obligations") or to interest or dividends earned on obligations of the United States, its territories, possessions or instrumentalities that are exempt from state taxation under federal law ("Federal Obligations") will not be subject to the Wisconsin personal income tax. All other distributions, including distributions attributable to capital gains, will be subject to the Wisconsin personal income tax. A certain portion of such capital gains distributions, however, will be exempt from Wisconsin personal income tax.

  All Wisconsin Fund distributions to corporate shareholders, regardless of source, will be subject to the Wisconsin franchise tax.

  Gain on the sale, exchange, or other disposition of shares of the Wisconsin Fund will be subject to the Wisconsin personal income and corporate franchise taxes. In the case of individuals, however, a certain portion of such gain will be exempt from Wisconsin personal income tax.

  Shares of the Wisconsin Fund may be subject to the Wisconsin estate tax if owned by a Wisconsin decedent at the time of death.

  Shareholders are advised to consult with their own tax advisers for detailed information concerning Wisconsin state and local tax matters.

PERFORMANCE INFORMATION

  The historical investment performance of the Funds may be shown in the form of "yield," "taxable equivalent yield," "average annual total return," "cumulative total return" and "taxable equivalent total return" figures, each of which will be calculated separately for each class of shares.

  In accordance with a standardized method prescribed by rules of the Securities and Exchange Commission ("SEC"), yield is computed by dividing the net investment income per share earned during the specified one month or 30-day period by the maximum offering price per share on the last day of the period, according to the following formula:


                            Yield=2[(a-b +1)/6/ -1]
                                     cd

  In the above formula, a = dividends and interest earned during the period; b = expenses accrued for the period (net of reimbursements); c = the average daily number of shares outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share on the last day of the period. In the case of Class A shares, the maximum offering price includes the current maximum front-end sales charge of 4.20% (2.5% for the Kentucky Limited Term Fund).

  In computing yield, the Funds follow certain standardized accounting practices specified by SEC rules. These practices are not necessarily consistent with those that the Funds use to prepare their annual and interim financial statements in conformity with generally accepted accounting principles. Thus, yield may not equal the income paid to shareholders or the income reported in a Fund's financial statements.

  Taxable equivalent yield is computed by dividing that portion of the yield which is tax-exempt by the remainder of (1 minus the stated combined federal and state income tax rate, taking into account the deductibility of state taxes for federal income tax purposes) and adding the product to that portion, if any, of the yield that is not tax exempt.

  The taxable equivalent yields quoted below are based upon (1) the stated combined federal and state income tax rates and (2) the yields for the 30-day period quoted in the left-hand column.

                                                 As of May 31, 1999
                                     ------------------------------------------
                                            Combined Federal       Taxable
                                     Yield and State Tax Rate* Equivalent Yield
                                     ----- ------------------- ----------------
     Kansas Municipal Bond Fund
       Class A Shares............... 4.09%       46.00%             7.24%
       Class B Shares............... 3.52%       46.00%             6.23%
       Class C Shares............... 3.72%       46.00%             6.58%
       Class R Shares............... 4.47%       46.00%             7.91%
     Kentucky Municipal Bond Fund
       Class A Shares............... 4.21%       45.60%             7.39%
       Class B Shares............... 3.64%       45.60%             6.39%
       Class C Shares............... 3.84%       45.60%             6.74%
       Class R Shares............... 4.59%       45.60%             8.05%
     Michigan Municipal Bond Fund
       Class A Shares............... 3.92%       44.00%             6.82%
       Class B Shares............... 3.34%       44.00%             5.81%
       Class C Shares............... 3.54%       44.00%             6.16%
       Class R Shares............... 4.30%       44.00%             7.48%
     Missouri Municipal Bond Fund
       Class A Shares............... 4.05%       45.60%             7.11%
       Class B Shares............... 3.47%       45.60%             6.09%
       Class C Shares............... 3.67%       45.60%             6.44%
       Class R Shares............... 4.43%       45.60%             7.77%
     Ohio Municipal Bond Fund
       Class A Shares............... 3.63%       46.40%             6.48%
       Class B Shares............... 3.03%       46.40%             5.41%
       Class C Shares............... 3.23%       46.40%             5.77%
       Class R Shares............... 3.99%       46.40%             7.13%
     Wisconsin Municipal Bond Fund
       Class A Shares............... 4.23%       46.40%             7.49%
       Class B Shares............... 3.67%       46.40%             6.50%
       Class C Shares............... 3.87%       46.40%             6.85%
       Class R Shares............... 4.63%       46.40%             8.19%

--------
   * The combined tax rates used in these tables represent the highest or one of the highest combined tax rates applicable to state taxpayers, rounded to the nearest .5%; these rates do not reflect the current federal tax limitations on itemized deductions and personal exemptions, which may raise the effective tax rate and taxable equivalent yield for taxpayers above certain income levels.

  For additional information concerning taxable equivalent yields, see the Taxable Equivalent Yields table in the Prospectus.

  The Funds may from time to time in their advertising and sales materials report a quotation of their current distribution rate. The distribution rate represents a measure of dividends distributed for a specified period. Distribution rate is computed by taking the most recent monthly tax-free income dividend per share, multiplying it by 12 to annualize it, and dividing by the appropriate price per share (e.g., net asset value for purchases to be made without a load such as reinvestments from Nuveen UITs, or the maximum public offering price). The distribution rate differs from yield and total return and therefore is not intended to be a complete measure of performance. Distribution rate may sometimes differ from yield because a Fund may be paying out more than it is earning and because it may not include the effect of amortization of bond premiums to the extent such premiums arise after the bonds were purchased.

  The distribution rates as of the period quoted, based on the maximum public offering price then in effect for the Funds, and assuming the imposition of the maximum sales charge for Class A Shares of 4.20% were as follows:

                                                          May 31, 1999
                                                 -------------------------------
                                                       Distribution Rates
                                                 -------------------------------
                                                 Class A Class B Class C Class R
                                                 ------- ------- ------- -------
      Kansas Municipal Bond Fund................  4.49%   3.97%   4.17%   4.95%
      Kentucky Municipal Bond Fund..............  4.66%   4.12%   4.34%   5.09%
      Michigan Municipal Bond Fund .............  4.76%   4.20%   4.42%   5.17%
      Missouri Municipal Bond Fund..............  4.70%   4.16%   4.37%   5.13%
      Ohio Municipal Bond Fund..................  4.77%   4.26%   4.46%   5.19%
      Wisconsin Municipal Bond Fund.............  4.28%   3.70%   3.93%   4.69%

  Average annual total return quotation is computed in accordance with a standardized method prescribed by SEC rules. The average annual total return for a specific period is found by taking a hypothetical, $1,000 investment ("initial investment") in Fund shares on the first day of the period, reducing the amount to reflect the maximum sales charge, and computing the "redeemable value" of that investment at the end of the period. The redeemable value is then divided by the initial investment, and this quotient is taken to the Nth root (N representing the number of years in the period) and 1 is subtracted from the result, which is then expressed as a percentage. The calculation assumes that all income and capital gains distributions have been reinvested in Fund shares at net asset value on the reinvestment dates during the period.

  Total returns for Class A Shares of each fund reflect actual performance for all periods. For Classes B, C and R, total returns reflect actual performance for periods since class inception, and Class A performance for periods prior to inception, adjusted for the differences in sales charges (and for Classes B and C, fees) between the classes.

  The inception dates for each class of the Funds' shares are as follows:

                                                                Inception Dates
                                                                ----------------
   Kansas Municipal Bond Fund
     Class A Shares............................................ January 9, 1992
     Class B Shares............................................ February 1, 1997
     Class C Shares............................................ February 1, 1997
     Class R Shares............................................ February 1, 1997
   Kentucky Municipal Bond Fund
     Class A Shares............................................ May 4, 1987
     Class B Shares............................................ February 1, 1997
     Class C Shares............................................ October 4, 1993
     Class R Shares............................................ February 1, 1997
   Michigan Municipal Bond Fund
     Class A Shares............................................ June 27, 1985
     Class B Shares............................................ February 1, 1997
     Class C Shares............................................ June 22, 1993
     Class R Shares............................................ February 1, 1997
   Missouri Municipal Bond Fund
     Class A Shares............................................ August 3, 1987
     Class B Shares............................................ February 1, 1997
     Class C Shares............................................ February 2, 1994
     Class R Shares............................................ February 1, 1997
   Ohio Municipal Bond Fund
     Class A Shares............................................ June 27, 1985
     Class B Shares............................................ February 1, 1997
     Class C Shares............................................ August 3, 1993
     Class R Shares............................................ February 1, 1997
   Wisconsin Municipal Bond Fund
     Class A Shares............................................ June 1, 1994
     Class B Shares............................................ February 1, 1997
     Class C Shares............................................ February 1, 1997
     Class R Shares............................................ February 1, 1997

  The annual total return figures for the Funds, including the effect of the maximum sales charge for Class A Shares, and applicable CDSC for Class B Shares, for the one-year, five-year, and ten-year periods (as applicable) ended May 31, 1999 and for the period from inception through May 31, 1999, respectively, were:

                                             Annual Total Returns
                             -----------------------------------------------------
                               One year    Five years   Ten years   From inception
                                ended        ended        ended        through
                             May 31, 1999 May 31, 1999 May 31, 1999  May 31, 1999
                             ------------ ------------ ------------ --------------
   Kansas Municipal Bond
    Fund
     Class A Shares........     -0.51%       5.81%        N/A           6.20%
     Class B Shares........     -0.88%       5.78%        N/A           6.09%
     Class C Shares........      3.18%       6.31%        N/A           6.41%
     Class R Shares........      4.06%       6.95%        N/A           6.96%
   Kentucky Municipal Bond
    Fund
     Class A Shares........     -0.70%       5.85%        6.94%         7.40%
     Class B Shares........     -1.04%       5.93%        6.94%         7.39%
     Class C Shares........      3.12%       6.18%        6.82%         7.19%
     Class R Shares........      3.89%       6.84%        7.44%         7.81%
   Michigan Municipal Bond
    Fund
     Class A Shares........     -0.90%       5.65%        6.67%         7.74%
     Class B Shares........     -1.23%       5.76%        6.68%         7.74%
     Class C Shares........      2.90%       6.00%        6.52%         7.46%
     Class R Shares........      3.66%       6.67%        7.18%         8.11%
   Missouri Municipal Bond
    Fund
     Class A Shares........     -0.39%       5.71%        6.87%         7.15%
     Class B Shares........     -0.86%       5.77%        6.85%         7.14%
     Class C Shares........      3.31%       6.03%        6.73%         6.95%
     Class R Shares........      4.17%       6.73%        7.37%         7.58%
   Ohio Municipal Bond Fund
     Class A Shares........     -0.41%       5.40%        6.52%         7.56%
     Class B Shares........     -0.76%       5.46%        6.51%         7.56%
     Class C Shares........      3.39%       5.74%        6.40%         7.30%
     Class R Shares........      4.22%       6.41%        7.03%         7.93%
   Wisconsin Municipal Bond
    Fund
     Class A Shares........     -0.52%       N/A          N/A           5.49%
     Class B Shares........     -0.92%       N/A          N/A           5.46%
     Class C Shares........      3.29%       N/A          N/A           5.97%
     Class R Shares........      4.04%       N/A          N/A           6.55%

  Calculation of cumulative total return is not subject to a prescribed formula. Cumulative total return for a specific period is calculated by first taking a hypothetical initial investment in Fund shares on the first day of the period, deducting (in some cases) the maximum sales charge, and computing the "redeemable value" of that investment at the end of the period. The cumulative total return percentage is then determined by subtracting the initial investment from the redeemable value and dividing the remainder by the initial investment and expressing the result as a percentage. The calculation assumes that all income and capital gains distributions by the Fund have been reinvested at net asset value on the reinvestment dates during the period. Cumulative total return may also be shown as the increased dollar value of the hypothetical investment over the period. Cumulative total return calculations that do not include the effect of the sales charge would be reduced if such charge were included.

  The cumulative total return figures for the Funds, including the effect of the maximum sales charge for the Class A Shares, and applicable CDSC for Class B Shares, for the one-year, five-year, and ten-year periods (as applicable) ended May 31, 1999, and for the period since inception through May 31, 1999, respectively, using the performance of the oldest class for periods prior to the inception of the newer classes, as described above, were as follows:

                                            Cumulative Total Returns
                            --------------------------------------------------------
                              One year    Five years   Ten years         From
                               ended        ended        ended     inception through
                            May 31, 1999 May 31, 1999 May 31, 1999   May 31, 1999
                            ------------ ------------ ------------ -----------------
   Kansas Municipal Bond
    Fund
     Class A Shares........    -0.51%       32.65%      N/A              55.92%
     Class B Shares........    -0.88%       32.42%      N/A              54.75%
     Class C Shares........     3.18%       35.81%      N/A              58.26%
     Class R Shares........     4.06%       39.91%      N/A              64.43%
   Kentucky Municipal Bond
    Fund
     Class A Shares........    -0.70%       32.88%      95.67%          135.46%
     Class B Shares........    -1.04%       33.39%      95.59%          135.34%
     Class C Shares........     3.12%       34.97%      93.36%          130.06%
     Class R Shares........     3.89%       39.21%      104.99%         146.69%
   Michigan Municipal Bond
    Fund
     Class A Shares........    -0.90%       31.64%      90.81%          182.56%
     Class B Shares........    -1.23%       32.34%      90.90%          182.28%
     Class C Shares........     2.90%       33.79%      88.02%          172.25%
     Class R Shares........     3.66%       38.10%      100.14%         196.19%
   Missouri Municipal Bond
    Fund
     Class A Shares .......    -0.39%       32.03%      94.26%          126.17%
     Class B Shares........    -0.86%       32.39%      93.94%          126.07%
     Class C Shares........     3.31%       34.01%      91.82%          121.23%
     Class R Shares........     4.17%       38.47%      103.70%         137.30%

                                             Cumulative Total Returns
                             --------------------------------------------------------
                               One year    Five years   Ten years         From
                                ended        ended        ended     inception through
                             May 31, 1999 May 31, 1999 May 31, 1999   May 31, 1999
                             ------------ ------------ ------------ -----------------
   Ohio Municipal Bond Fund
     Class A Shares .......     -0.41%       30.07%       88.13%         176.02%
     Class B Shares........     -0.76%       30.47%       87.82%         175.75%
     Class C Shares........      3.39%       32.22%       85.90%         166.87%
     Class R Shares........      4.22%       36.40%       97.28%         189.45%
   Wisconsin Municipal Bond
    Fund
     Class A Shares .......     -0.52%       N/A          N/A             30.64%
     Class B Shares........     -0.92%       N/A          N/A             30.40%
     Class C Shares........      3.29%       N/A          N/A             33.63%
     Class R Shares........      4.04%       N/A          N/A             37.28%

  Calculation of taxable equivalent total return is also not subject to a prescribed formula. Taxable equivalent total return for a specific period is calculated by first taking a hypothetical initial investment in Fund shares on the first day of the period, computing the total return for each calendar year in the period in the manner described above, and increasing the total return for each such calendar year by the amount of additional income that a taxable fund would need to have generated to equal the income on an after-tax basis, at a specified income tax rate (usually the highest marginal federal tax rate), calculated as described above under the discussion of "taxable equivalent yield." The resulting amount for the calendar year is then divided by the initial investment amount to arrive at a "taxable equivalent total return factor" for the calendar year. The taxable equivalent total return factors for all the calendar years are then multiplied together and the result is then annualized by taking its Nth root (N representing the number of years in the period) and subtracting 1, which provides a taxable equivalent total return expressed as a percentage.

  Using the 43.5% maximum marginal federal tax rate for 1999, the annual taxable equivalent total return for the Kansas Municipal Bond Fund, Class A Shares, for the five-year period ended May 31, 1999 was 10.87%.

  Class A Shares of the Funds are sold at net asset value plus a current maximum sales charge of 4.20% of the offering price. This current maximum sales charge will typically be used for purposes of calculating performance figures. Yield, returns and net asset value of each class of shares of the Funds will fluctuate. Factors affecting the performance of the Funds include general market conditions, operating expenses and investment management. Any additional fees charged by a securities representative or other financial services firm would reduce returns described in this section. Shares of the Funds are redeemable at net asset value, which may be more or less than original cost.

  In reports or other communications to shareholders or in advertising and sales literature, the Funds may also compare their performance with that of:
(1) the Consumer Price Index or various unmanaged bond indexes such as the Lehman Brothers Municipal Bond Index and the Salomon Brothers High Grade Corporate Bond Index and (2) other fixed income or municipal bond mutual funds or mutual fund indexes as reported by Lipper Analytical Services, Inc. ("Lipper"), Morningstar, Inc. ("Morningstar"), Wiesenberger Investment Companies Service ("Wiesenberger") and CDA Investment Technologies, Inc. ("CDA") or similar independent services which monitor the performance of mutual funds, or other industry or financial publications such as Barron's, Changing Times, Forbes and Money Magazine. Performance comparisons by these indexes, services or publications may rank mutual funds over different periods of time by means of aggregate, average, year-by-year, or other types of total return and performance figures. Any given performance quotation or performance comparison should not be considered as representative of the performance of the Funds for any future period.

  Each Fund may from time to time in its advertising and sales materials compare its current yield or total return with the yield or total return on taxable investments such as corporate or U.S. Government bonds, bank certificates of deposit (CDs) or money market funds. These taxable investments have investment characteristics that differ from those of the Funds. U.S. Government bonds, for example, are long-term investments backed by the full faith and credit of the U.S. Government, and bank CDs are generally short-term, FDIC-insured investments, which pay fixed principal and interest but are subject to fluctuating rollover rates. Money market funds are short-term investments with stable net asset values, fluctuating yields and special features enhancing liquidity.

  There are differences and similarities between the investments which the Funds may purchase and the investments measured by the indexes and reporting services which are described herein. The Consumer Price Index is generally considered to be a measure of inflation. The CDA Mutual Fund-Municipal Bond Index is a weighted performance average of other mutual funds with a federally tax-exempt income objective. The Salomon Brothers High Grade Corporate Bond Index is an unmanaged index that generally represents the performance of high grade long-term taxable bonds during various market conditions. The Lehman Brothers Municipal Bond Index is an unmanaged index that generally represents the performance of high grade intermediate and long-term municipal bonds during various market conditions. Lipper calculates municipal bond fund averages based on average maturity and credit quality. Morningstar rates mutual funds by overall risk-adjusted performance, investment objectives, and assets. Lipper, Morningstar, Wiesenberger and CDA are widely recognized mutual fund reporting services whose performance calculations are based upon changes in net asset value with all dividends reinvested and which do not include the effect of any sales charges. The market prices and yields of taxable and tax-exempt bonds will fluctuate. The Funds primarily invest in investment grade Municipal Obligations in pursuing their objective of as high a level of current interest income which is exempt from federal and state income tax as is consistent, in the view of the Funds' management, with preservation of capital.

  The Funds may also compare their taxable equivalent total return performance to the total return performance of taxable income funds such as treasury securities funds, corporate bond funds (either investment grade or high yield), or Ginnie Mae funds. These types of funds, because of the character of their underlying securities, differ from municipal bond funds in several respects. The susceptibility of the price of treasury bonds to credit risk is far less than that of municipal bonds, but the price of treasury bonds tends to be slightly more susceptible to change resulting from changes in market interest rates. The susceptibility of the price of investment grade corporate bonds and municipal bonds to market interest rate changes and general credit changes is similar. High yield bonds are subject to a greater degree of price volatility than municipal bonds resulting from changes in market interest rates and are particularly susceptible to volatility from credit changes. Ginnie Mae bonds are generally subject to less price volatility than municipal bonds from credit concerns, due primarily to the fact that the timely payment of monthly installments of principal and interest are backed by the full faith and credit of the U.S. Government, but Ginnie Mae bonds of equivalent coupon and maturity are generally more susceptible to price volatility resulting from market interest rate changes. In addition, the volatility of Ginnie Mae bonds due to changes in market interest rates may differ from municipal bonds of comparable coupon and maturity because bonds of the sensitivity of Ginnie Mae prepayment experience to change in interest rates.

ADDITIONAL INFORMATION ON THE PURCHASE
AND REDEMPTION OF FUND SHARES

  As described in the Prospectus, the Funds provide you with alternative ways of purchasing Fund shares based upon your individual investment needs and preferences.

  Each class of shares of a Fund represents an interest in the same portfolio of investments. Each class of shares is identical in all respects except that each class bears its own class expenses, including distribution and administration expenses, and each class has exclusive voting rights with respect to any distribution or service plan applicable to its shares. As a result of the differences in the expenses borne by each class of shares, net income per share, dividends per share and net asset value per share will vary among a Fund's classes of shares.

  Shareholders of each class will share expenses proportionately for services that are received equally by all shareholders. A particular class of shares will bear only those expenses that are directly attributable to that class, where the type or amount of services received by a class varies from one class to another. For example, class-specific expenses generally will include distribution and service fees.

  The minimum initial investment is $3,000 per fund share class ($50 if you establish a systematic investment plan), and may be lower for accounts opened through fee-based programs.

  Class A Shares may be purchased at a public offering price equal to the applicable net asset value per share plus an up-front sales charge imposed at the time of purchase as set forth in the Prospectus. Shareholders may qualify for a reduced sales charge, or the sales charge may be waived in its entirety, as described below. Class A Shares are also subject to an annual service fee of
 .20%. See "Distribution and Service Plan." Set forth below is an example of the method of computing the offering price of the Class A shares of a Fund. The example assumes a purchase on May 31, 1999 of Class A shares from the Nuveen Municipal Bond Fund aggregating less than $50,000 subject to the schedule of sales charges set forth in the Prospectus at a price based upon the net asset value of the Class A shares.

      Net Asset Value per share......................................... $10.49
      Per Share Sales Charge--4.20% of public offering price (4.39% of
       net asset value per share).......................................    .46
                                                                         ------
      Per Share Offering Price to the Public............................ $10.95

  The Funds receive the entire net asset value of all Class A Shares that are sold. Nuveen retains the full applicable sales charge from which it pays the uniform reallowances shown in the Prospectus to Authorized Dealers.

  The following Class A sales charges and commissions apply to the Funds:

                                                                      Authorized Dealer
                         Sales Charge as % of  Sales Charge as % of  Commission as % of
   Amount of Purchase    Public Offering Price Net Amount Invested  Public offering Price
   ------------------    --------------------- -------------------- ---------------------
Less than $50,000.......         4.20%                 4.38%                3.70%
$50,000 but less than
 $100,000...............         4.00%                 4.18%                3.50%
$100,000 but less than
 $250,000...............         3.50%                 3.63%                3.00%
$250,000 but less than
 $500,000...............         2.50%                 2.56%                2.00%
$500,000 but less than
 $1,000,000.............         2.00%                 2.04%                1.50%
$1,000,000 and over.....           --(1)                 --                 1.00%(1)

--------

(1) You can buy $1 million or more of Class A shares at net asset value without an up-front sales charge. Nuveen pays authorized dealers of record on these share purchases a sales commission of 1.00% of the first

   $2.5 million, plus .50% of the next $2.5 million, plus .25% of the amount over $5.0 million. If you redeem your shares within 18 months of purchase, you may have to pay a CDSC of 1% of either your purchase price or your redemption proceeds, whichever is lower. You do not have to pay this CDSC if your financial adviser has made arrangements with Nuveen and agrees to waive the commission.

Reduction or Elimination of Up-Front Sales Charge on Class A Shares and Class R Share Purchase Availability

  Rights of Accumulation. You may qualify for a reduced sales charge on a purchase of Class A Shares of any Fund if the amount of your purchase, when added to the value that day of all of your prior purchases of shares of any Fund or of another Nuveen Mutual Fund, or Nuveen exchange-traded fund, or units of a Nuveen Defined Portfolio, on which an up-front sales charge or ongoing distribution fee is imposed or is normally imposed, falls within the amounts stated in the Class A Sales Charges and Commissions table in "How You Can Buy and Sell Shares" in the Prospectus. You or your financial adviser must notify Nuveen or the Fund's transfer agent of any cumulative discount whenever you plan to purchase Class A Shares of a Fund that you wish to qualify for a reduced sales charge.

  Letter of Intent. You may qualify for a reduced sales charge on a purchase of Class A Shares of any Fund if you plan to purchase Class A Shares of Nuveen Mutual Funds over the next 13 months and the total amount of your purchases would, if purchased at one time, qualify you for one of the reduced sales charges shown in the Class A Sales Charges and Commissions table in "How You Can Buy and Sell Shares" in the Prospectus. In order to take advantage of this option, you must complete the applicable section of the Application Form or sign and deliver either to an Authorized Dealer or to the Fund's transfer agent a written Letter of Intent in a form acceptable to Nuveen. A Letter of Intent states that you intend, but are not obligated, to purchase over the next 13 months a stated total amount of Class A Shares that would qualify you for a reduced sales charge shown above. You may count shares of a Nuveen Mutual Fund that you already own on which you paid an up-front sales charge or an ongoing distribution fee and any Class B or C Shares of a Nuveen Mutual Fund that you purchase over the next 13 months towards completion of your investment program, but you will receive a reduced sales charge only on new Class A Shares you purchase with a sales charge over the 13 months. You cannot count towards completion of your investment program Class A Shares that you purchase without a sales charge through investment of distributions from a Nuveen Mutual Fund or a Nuveen Defined Portfolio, or otherwise.

  By establishing a Letter of Intent, you agree that your first purchase of Class A Shares of a Fund following execution of the Letter of Intent will be at least 5% of the total amount of your intended purchases. You further agree that shares representing 5% of the total amount of your intended purchases will be held in escrow pending completion of these purchases. All dividends and capital gains distributions on Class A Shares held in escrow will be credited to your account. If total purchases, less redemptions, prior to the expiration of the 13 month period equal or exceed the amount specified in your Letter of Intent, the Class A Shares held in escrow will be transferred to your account. If the total purchases, less redemptions, exceed the amount specified in your Letter of Intent and thereby qualify for a lower sales charge than the sales charge specified in your Letter of Intent, you will receive this lower sales charge retroactively, and the difference between it and the higher sales charge paid will be used to purchase additional Class A Shares on your behalf. If the total purchases, less redemptions, are less than the amount specified, you must pay Nuveen an amount equal to the difference between the amounts paid for these purchases and the amounts which would have been paid if the higher sales charge had been applied. If you do not pay the additional amount within 20 days after written request by Nuveen or your financial adviser, Nuveen will redeem an appropriate number of your escrowed Class A Shares to meet the required payment. By establishing a Letter of Intent, you irrevocably appoint Nuveen as attorney to give instructions to redeem any or all of your escrowed shares, with full power of substitution in the premises.

  You or your financial adviser must notify Nuveen or the Fund's transfer agent whenever you make a purchase of Fund shares that you wish to be covered under the Letter of Intent option.

  Reinvestment of Nuveen Defined Portfolio Distributions. You may purchase Class A Shares without an up-front sales charge by reinvestment of distributions from any of the various Defined Portfolios sponsored by Nuveen. There is no initial or subsequent minimum investment requirement for such reinvestment purchases.

  Group Purchase Programs. If you are a member of a qualified group, you may purchase Class A Shares of any Fund or of another Nuveen Mutual Fund at the reduced sales charge applicable to the group's purchases taken as a whole. A "qualified group" is one which has previously been in existence, has a purpose other than investment, has ten or more participating members, has agreed to include Fund sales publications in mailings to members and has agreed to comply with certain administrative requirements relating to its group purchases.

  Under any group purchase program, the minimum initial investment in Class A shares of any particular Fund or portfolio for each participant in the program is $3,000 and the minimum monthly investment in Class A shares of any particular Fund or portfolio by each participant is $50. No certificates will be issued for any participant's account. All dividends and other distributions by a Fund will be reinvested in additional Class A Shares of the same Fund. No participant may utilize a systematic withdrawal program.

  To establish a group purchase program, both the group itself and each participant must fill out special application materials, which the group administrator may obtain from the group's financial adviser, by calling Nuveen toll-free (800) 257-8787.

  Reinvestment of Redemption Proceeds from Unaffiliated Funds Subject to Merger or Closure. You may also purchase Class A Shares at net asset value without a sales charge if the purchase takes place through a broker-dealer and represents the reinvestment of the proceeds of the redemption of shares of one or more registered investment companies not affiliated with Nuveen that are subject to merger or closure. You must provide appropriate documentation that the redemption occurred not more than one year prior to the reinvestment of the proceeds in Class A Shares, and that you either paid an up-front sales charge or were subject to a contingent deferred sales charge in respect of the redemption of such shares of such other investment company.

  Special Sales Charge Waivers. Class A Shares of a Fund may be purchased at net asset value without a sales charge, by the following categories of investors:

  . investors purchasing $1,000,000 or more;

  . officers, trustees and former trustees of the Nuveen and Flagship Funds;

  . bona fide, full-time and retired employees of Nuveen, any parent company of Nuveen, and subsidiaries thereof, or their immediate family members;

  . any person who, for at least 90 days, has been an officer, director or bona fide employee of any Authorized Dealer, or their immediate family members;

  . officers and directors of bank holding companies that make Fund shares available directly or through subsidiaries or bank affiliates, or their immediate family members;

  . bank or broker-affiliated trust departments investing funds over which they exercise exclusive discretionary investment authority and that are held in a fiduciary, agency, advisory, custodial or similar capacity;

  . investors purchasing on a periodic fee, asset-based fee or no transaction fee basis through a broker-dealer sponsored mutual fund purchase program;

  . clients of investment advisers, financial planners or other financial intermediaries that charge periodic or asset-based fees for their services; and

  . any eligible employer-sponsored qualified defined contribution retirement plan. Eligible plans are those with at least 25 employees and which either (a) make an initial purchase of one or more Nuveen Mutual Funds aggregating $500,000 or more or (b) execute a Letter of Intent to purchase in the aggregate $500,000 or more of fund shares. Nuveen will pay Authorized Dealers a sales commission on such purchases equal to 1% of the first $2.5 million, plus 2.5% of any amount purchased over $5.0 million. For this category of investors a contingent deferred sales charge of 1% will be assessed on redemptions within 18 months of purchase, unless waived. Municipal bond funds are not a suitable investment for individuals investing in retirement plans.

  Holders of Class C Shares acquired on or before January 31, 1997 can convert those shares to Class A Shares of the same fund at the shareholder's affirmative request six years after the date of purchase. Holders of Class C Shares must submit their request to the transfer agent no later than the last business day of the 71st month following the month in which they purchased their shares. Holders of Class C Shares purchased after that date will not have the option to convert those shares to Class A Shares.

  Class B Shares will automatically convert to Class A Shares eight years after purchase. The purpose of the conversion is to limit the distribution fees you pay over the life of your investment. All conversions will be done at net asset value without the imposition of any sales load, fee, or other charge, so that the value of each shareholder's account immediately before conversion will be the same as the value of the account immediately after conversion. Class B Shares acquired through reinvestment of distributions will convert into Class A Shares based on the date of the initial purchase to which such shares relate. For this purpose, Class B Shares acquired through reinvestment of distributions will be attributed to particular purchases of Class B Shares in accordance with such procedures as the Board of Trustees may determine from time to time. Class B Shares that are converted to Class A Shares will remain subject to an annual service fee that is identical in amount for both Class B Shares and Class A Shares. Since net asset value per share of the Class B Shares and the Class A Shares may differ at the time of conversion, a shareholder may receive more or fewer Class A Shares than the number of Class B Shares converted. Any conversion of Class B Shares into Class A Shares will be subject to the continuing availability of an opinion of counsel or a private letter ruling from the Internal Revenue Service to the effect that the conversion of shares would not constitute a taxable event under federal income tax law. Conversion of Class B Shares into Class A Shares might be suspended if such an opinion or ruling were no longer available.

  Any Class A Shares purchased pursuant to a special sales charge waiver must be acquired for investment purposes and on the condition that they will not be transferred or resold except through redemption by the Funds. You or your financial adviser must notify Nuveen or the Fund's transfer agent whenever you make a purchase of Class A Shares of any Fund that you wish to be covered under these special sales charge waivers.

  Class A Shares of any Fund may be issued at net asset value without a sales charge in connection with the acquisition by a Fund of another investment company. All purchases under the special sales charge waivers will be subject to minimum purchase requirements as established by the Funds.

  In determining the amount of your purchases of Class A Shares of any Fund that may qualify for a reduced sales charge, the following purchases may be combined: (1) all purchases by a trustee or other fiduciary for a single trust, estate or fiduciary account; (2) all purchases by individuals and their immediate family members (i.e., their spouses, parents, children, grandparents, grandchildren, parents-in-law, sons- and daughters-in-law, siblings, a sibling's spouse, and a spouse's siblings); or (3) all purchases made through a group purchase program as described above.

  Class R Share Purchase Eligibility. Class R Shares are available for purchases of $2.5 million or more and for purchases using dividends and capital gains distributions on Class R Shares. Class R Shares also are available for the following categories of investors:

  . officers, trustees and former trustees of the Nuveen and Flagship Funds and their immediate family members or trustees/directors of any fund, sponsored by Nuveen, any parent company of Nuveen and subsidiaries thereof and their immediate family members;

  . bona fide, full-time and retired employees of Nuveen, any parent company of Nuveen, and subsidiaries thereof, or their immediate family members;

  . any person who, for at least 90 days, has been an officer, director or bona fide employee of any Authorized Dealer, or their immediate family members;

  . officers and directors of bank holding companies that make Fund shares available directly or through subsidiaries or bank affiliates, or their immediate family members;

  . bank or broker-affiliated trust departments investing funds over which they exercise exclusive discretionary investment authority and that are held in a fiduciary, agency, advisory, custodial or similar capacity;

  . investors purchasing on a periodic fee, asset-based fee or no transaction fee basis through a broker-dealer sponsored mutual fund purchase program;

  . clients of investment advisers, financial planners or other financial intermediaries that charge periodic or asset-based fees for their services.

Any shares purchased by investors falling within any of the first four categories listed above must be acquired for investment purposes and on the condition that they will not be transferred or resold except through redemption by the fund.

In addition, purchasers of Nuveen Defined Portfolios may reinvest their distributions from such Defined Portfolios in Class R Shares, if, before September 6, 1994, such purchasers had elected to reinvest distributions in Nuveen Fund shares (before June 13, 1995 for Nuveen Municipal Bond Fund shares). Shareholders may exchange their Class R Shares of any Nuveen Fund into Class R Shares of any other Nuveen Fund.

  The reduced sales charge programs may be modified or discontinued by the Funds at any time upon prior written notice to shareholders of the Funds.

  For more information about the purchase of Class A Shares or reduced sales charge programs, or to obtain the required application forms, call Nuveen toll-free at (800) 257-8787.

Reduction or Elimination of Contingent Deferred Sales Charge

  Class A Shares are normally redeemed at net asset value, without any Contingent Deferred Sales Charge ("CDSC"). However, in the case of Class A Shares purchased at net asset value on or after July 1, 1996 because the purchase amount exceeded $1 million, where the Authorized Dealer did not waive the sales commission, a CDSC of 1% is imposed on any redemption within 18 months of purchase. In the case of Class B Shares redeemed within six years of purchase, a CDSC is imposed, beginning at 5% for redemptions within the first year, declining to 4% for redemptions within years two and three, and declining by 1% each year thereafter until disappearing after the sixth year. Class C Shares are redeemed at net asset value, without any CDSC, except that a CDSC of 1% is imposed upon redemption of Class C Shares that are redeemed within 12 months of purchase.

  In determining whether a CDSC is payable, a Fund will first redeem shares not subject to any charge, or that represent an increase in the value of a Fund account due to capital appreciation, and then will redeem shares held for the longest period, unless the shareholder specifies another order. No CDSC is charged on shares purchased as a result of automatic reinvestment of dividends or capital gains paid. In addition, no CDSC will be charged on exchanges of shares into another Nuveen Mutual Fund or Nuveen Money Market fund. The holding period is calculated on a monthly basis and begins the first day of the month in which the order for investment is received. The CDSC is calculated based on the lower of the redeemed shares' cost or net asset value at the time of the redemption and is deducted from the redemption proceeds. Nuveen receives the amount of any CDSC shareholders pay. If shares subject to a CDSC are exchanged for shares of a Nuveen money market fund, the CDSC would be imposed on the subsequent redemption of those money market shares, and the period during which the shareholder holds the money market fund shares would be counted in determining the remaining duration of the CDSC. The Fund may elect not to so count the period during which the shareholder held the money market fund shares, in which event the amount of any applicable CDSC would be reduced in accordance with applicable rules by the amount of any 12b-1 plan payments to which those money market funds shares may be subject.

  The CDSC may be waived or reduced under the following seven special circumstances: 1) redemptions within one year following the death or disability, as defined in Section 72(m)(7) of the Internal Revenue Code of 1986, as amended, of a shareholder; 2) in whole or in part for redemptions of shares by shareholders with accounts in excess of specified breakpoints that correspond to the breakpoints under which the up-front sales charge on Class A Shares is reduced pursuant to Rule 22d-1 under the Act; 3) redemptions of shares purchased under circumstances or by a category of investors for which Class A Shares could be purchased at net asset value without a sales charge; 4) in connection with the exercise of a reinstatement privilege whereby the proceeds of a redemption of a Fund's shares subject to a sales charge are reinvested in shares of certain Funds within a specified number of days; 5) in connection with the exercise of a Fund's right to redeem all shares in an account that does not maintain a certain minimum balance or that the applicable board has determined may have material adverse consequences to the shareholders of such Fund; 6) redemptions made pursuant to a Fund's systematic withdrawal plan, up to 12% of the current market value; and 7) redemptions of Class B or Class C Shares if the proceeds are transferred to an account managed by another Nuveen Adviser and the adviser refunds the advance service and distribution fees to Nuveen. If a Fund waives or reduces the CDSC, such waiver or reduction would be uniformly applied to all Fund shares in the particular category. In waiving or reducing a CDSC, the Funds will comply with the requirements of Rule 22d-1 of the Investment Company Act of 1940, as amended.

General Matters

  The Funds may encourage registered representatives and their firms to help apportion their assets among bonds, stocks and cash, and may seek to participate in programs that recommend a portion of their assets be invested in tax-free, fixed income securities.

  In addition to the types of compensation to dealers to promote sales of fund shares that are described in the prospectus, Nuveen may from time to time make additional reallowances only to certain authorized dealers who sell or are expected to sell certain minimum amounts of shares of the Nuveen Mutual Funds during specified time periods. Promotional support may include providing sales literature to and holding informational or educational programs for the benefit of such Authorized Dealers' representatives, seminars for the public, and advertising and sales campaigns, Nuveen may reimburse a participating Authorized Dealer for up to one-half of specified media costs incurred in the placement of advertisements which jointly feature the Authorized Dealer and Nuveen Funds and Nuveen Defined Portfolios.

  Such reimbursement will be based on the number of Nuveen Fund shares sold, the dollar amounts of such sales, or a combination of the foregoing, during the prior calendar year according to an established schedule. Any such support or reimbursement would be provided by Nuveen out of its own assets, and not out of the assets of the Funds, and will not change the price an investor pays for shares or the amount that a Fund will receive from such a sale.

  To help advisers and investors better understand and most efficiently use the Funds to reach their investment goals, the Funds may advertise and create specific investment programs and systems. For example, this may include information on how to use the Funds to accumulate assets for future education needs or periodic payments such as insurance premiums. The Funds may produce software, electronic information sites, or additional sales literature to promote the advantages of using the Funds to meet these and other specific investor needs.

  Exchanges of shares of a Fund for shares of a Nuveen Money Market fund may be made on days when both funds calculate a net asset value and make shares available for public purchase. Shares of the Nuveen money market funds may be purchased on days on which the Federal Reserve Bank of Boston is normally open for business. In addition to the holidays observed by the Fund, the Nuveen money market funds observe and will not make fund shares available for purchase on the following holidays: Martin Luther King's Birthday, Columbus Day and Veterans Day.

  In addition, you may exchange Class R Shares of any Fund for Class A Shares of the same Fund without a sales charge if the current net asset value of those Class R Shares is at least $3,000 or you already own Class A Shares of that Fund.

  Each Fund may suspend the right of redemption, or delay payment to redeeming shareholders for more than seven days, when the New York Stock Exchange is closed (not including customary weekend and holiday closings); when trading in the markets a Fund normally uses is restricted, or the SEC determines that an emergency exists so that trading of a Fund's portfolio securities or determination of a Fund's net asset value is not reasonably practical; or the SEC by order permits the suspension of the right of redemption or the delay in payment to redeeming shareholders for more than seven days.

  The Funds have reserved the right to redeem in kind (that is, to pay redemption requests in cash and portfolio securities, or wholly in portfolio securities), although the Funds have no present intention to redeem in kind. The Funds voluntarily have committed to pay in cash all requests for redemption by any shareholder, limited as to each shareholder during any ninety-day period to the lesser of $250,000 or 1% of the net asset value of a Fund at the beginning of the ninety-day period.

  Shares will be registered in the name of the investor or the investor's financial adviser. A change in registration or transfer of shares held in the name of a financial adviser may only be made by an order in good form from the financial adviser acting on the investor's behalf. Share certificates will only be issued upon written request to the Funds' transfer agent. No share certificates will be issued for fractional shares.

  A fee of 1% of the current market value of any shares represented by a certificate will be charged if the certificate is lost, stolen or destroyed. The fee is paid to Seaboard Surety Company for insurance of the lost, stolen, or destroyed certificate.

  For more information on the procedure for purchasing shares of a Fund and on the special purchase programs available thereunder, see "How to Buy Shares" in the Prospectus.

  Nuveen serves as the principal underwriter of the shares of the Funds pursuant to a "best efforts" arrangement as provided by a distribution agreement with the Nuveen Flagship Multistate Trust IV, dated February 1, 1997 ("Distribution Agreement"). Pursuant to the Distribution Agreement, the Trust appointed Nuveen to be its agent for the distribution of the Funds' shares on a continuous offering basis. Nuveen sells shares to or through brokers, dealers, banks or other qualified financial intermediaries (collectively referred to as "Dealers"), or others, in a manner consistent with the then effective registration statement of the Trust. Pursuant to the Distribution Agreement, Nuveen, at its own expense, finances certain activities incident to the sale and distribution of the Funds' shares, including printing and distributing of prospectuses and statements of additional information to other than existing shareholders, the printing and distributing of sales literature, advertising and payment of compensation and giving of concessions to Dealers. Nuveen receives for its services the excess, if any, of the sales price of the Funds' shares less the net asset value of those shares, and reallows a majority or all of such amounts to the Dealers who sold the shares; Nuveen may act as such a Dealer. Nuveen also receives compensation pursuant to a distribution plan adopted by the Trust pursuant to Rule 12b-1 and described herein under "Distribution and Service Plan." Nuveen receives any CDSCs imposed on redemptions of Shares.

  The following table sets forth the aggregate amount of underwriting commissions with respect to the sale of Fund shares and the amount thereof retained by Nuveen (or Flagship Financial Inc., which Nuveen acquired on January 1, 1997) for each of the Funds for the last three fiscal years. All figures are to the nearest thousand.

                                Year Ended               Year Ended               Year Ended
                               May 31, 1999             May 31, 1998             May 31, 1997
                         ------------------------ ------------------------ ------------------------
                          Amount of     Amount     Amount of     Amount     Amount of     Amount
                         Underwriting Retained By Underwriting Retained By Underwriting Retained By
                         Commissions    Nuveen    Commissions    Nuveen    Commissions   Flagship
Fund                     ------------ ----------- ------------ ----------- ------------ -----------
Kansas Fund.............      287           6          255          35          251          35
Kentucky Fund...........    1,082         137        1,076         141        1,057         145
Michigan Fund...........      579          46          397          55          553          76
Missouri Fund...........      606          30          490          36          632          87
Ohio Fund...............    1,028          77          891         113          931         124
Wisconsin Fund..........      134          16          143          19          170          21

DISTRIBUTION AND SERVICE PLAN

  The Funds have adopted a plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940, which provides that Class B Shares and Class C Shares will be subject to an annual distribution fee, and that Class A Shares, Class B Shares and Class C Shares will be subject to an annual service fee. Class R Shares will not be subject to either distribution or service fees.

  The distribution fee applicable to Class B and Class C Shares under each Fund's Plan will be payable to reimburse Nuveen for services and expenses incurred in connection with the distribution of Class B and Class C Shares, respectively. These expenses include payments to Authorized Dealers, including Nuveen, who are brokers of record with respect to the Class B and Class C Shares, as well as, without limitation, expenses of printing and distributing prospectuses to persons other than shareholders of the Fund, expenses of preparing, printing and distributing advertising and sales literature and reports to shareholders used in connection with the sale of Class B and Class C Shares, certain other expenses associated with the distribution of Class B and Class C Shares, and any distribution-related expenses that may be authorized from time to time by the Board of Trustees.

  The service fee applicable to Class A Shares, Class B Shares and Class C Shares under each Fund's Plan will be payable to Authorized Dealers in connection with the provision of ongoing account services to shareholders. These services may include establishing and maintaining shareholder accounts, answering shareholder inquiries and providing other personal services to shareholders.

  Each Fund may spend up to .20 of 1% per year of the average daily net assets of Class A Shares as a service fee under the Plan applicable to Class A Shares. Each Fund may spend up to .75 of 1% per year of the average daily net assets of Class B Shares as a distribution fee and up to .20 of 1% per year of the average daily net assets of Class B Shares as a service fee under the Plan applicable to Class B Shares. Each Fund may spend up to .55 of 1% per year of the average daily net assets of Class C Shares as a distribution fee and up to
 .20 of 1% per year of the average daily net assets of Class C Shares as a service fee under the Plan applicable to Class C Shares.

  For the fiscal year ended May 31, 1999, 100% of service fees and distribution fees were paid out as compensation to Authorized Dealers. Prior to February 1, 1997, the service fee for the Michigan Municipal Bond Fund and the Ohio Municipal Bond Fund was .25% for both Class A and Class C Shares and the distribution fee was .75% for Class C Shares. Prior to February 1, 1997, the service fee for the Kansas Municipal Bond Fund, the Kentucky Municipal Bond Fund, the Missouri Municipal Bond Fund, and the Wisconsin Municipal Bond Fund was .20% for Class C Shares and the distribution fee for Class A Shares was
 .40% and .75% for the Class C Shares. Thereafter, for all of the Funds the service fees for Class A and Class C Shares was .20% and the distribution fee for Class C Shares was .55%.

                                                           Compensation Paid to
                                                          Authorized Dealers for
                                                            end of Fiscal 1999
                                                          ----------------------
Kansas Municipal Bond Fund
  Class A................................................        $218,928
  Class B................................................        $ 47,078
  Class C................................................        $ 30,218
Kentucky Municipal Bond Fund
  Class A................................................        $924,591
  Class B................................................        $ 65,879
  Class C................................................        $236,689
Michigan Bond Fund
  Class A................................................        $531,983
  Class B................................................        $ 57,940
  Class C................................................        $360,422
Missouri Municipal Bond Fund
  Class A................................................        $477,400
  Class B................................................        $ 36,025
  Class C................................................        $ 91,871
Ohio Municipal Bond Fund
  Class A................................................        $955,303
  Class B................................................        $101,641
  Class C................................................        $365,952
Wisconsin Municipal Bond Fund
  Class A................................................        $ 54,123
  Class B................................................        $ 26,697
  Class C................................................        $ 18,488

  Under each Fund's Plan, the Fund will report quarterly to the Board of Trustees for its review all amounts expended per class of shares under the Plan. The Plan may be terminated at any time with respect to any class of shares, without the payment of any penalty, by a vote of a majority of the trustees who are not "interested persons" and who have no direct or indirect financial interest in the Plan or by vote of a majority of the outstanding voting securities of such class. The Plan may be renewed from year to year if approved by a vote of the Board of Trustees and a vote of the non-interested trustees who have no direct or indirect financial interest in the Plan cast in person at a meeting called for the purpose of voting on the Plan. The Plan may be continued only if the trustees who vote to approve such continuance conclude, in the exercise of reasonable business judgment and in light of their fiduciary duties under applicable law, that there is a reasonable likelihood that the Plan will benefit the Fund and its shareholders. The Plan may not be amended to increase materially the cost which a class of shares may bear under the Plan without the approval of the shareholders of the affected class, and any other material amendments of the Plan must be approved by the non-interested trustees by a vote cast in person at a meeting called for the purpose of considering such amendments. During the continuance of the Plan, the selection and nomination of the non-interested trustees of the Trust will be committed to the discretion of the non-interested trustees then in office.

INDEPENDENT PUBLIC ACCOUNTANTS AND CUSTODIAN

  Arthur Andersen LLP, independent public accountants, 33 West Monroe Street, Chicago, Illinois 60603 has been selected as auditors for all the Funds. In addition to audit services, the auditors will provide consultation and assistance on accounting, internal control, tax and related matters. The financial statements incorporated by reference elsewhere in this Statement of Additional Information and the information for prior periods set forth under "Financial Highlights" in the Prospectus have been audited by the auditors as indicated in their reports with respect thereto, and are included in reliance upon the authority of those auditors in giving their reports.

  The custodian of the Funds' assets is The Chase Manhattan Bank, 4 New York Plaza, New York, New York 10004. The custodian performs custodial, fund accounting, and portfolio accounting services.

  The Funds' transfer, shareholder services, and dividend paying agent is Chase Global Funds Services Company, 73 Tremont Street, Boston, Massachusetts 02108.

FINANCIAL STATEMENTS

  The audited financial statements for each Fund's most recent fiscal year appear in the Fund's Annual Reports and are incorporated herein by reference. The Annual Reports accompany this Statement of Additional Information.

APPENDIX A

Ratings of Investments

  The four highest ratings of Moody's for Municipal Obligations are Aaa, Aa, A and Baa. Municipal Obligations rated Aaa are judged to be of the "best quality." The rating of Aa is assigned to Municipal Obligations which are of "high quality by all standards," but as to which margins of protection or other elements make long-term risks appear somewhat greater than in Aaa rated Municipal Obligations. The Aaa and Aa rated Municipal Obligations comprise what are generally known as "high grade bonds." Municipal Obligations that are rated A by Moody's possess many favorable investment attributes and are considered upper medium grade obligations. Factors giving security to principal and interest of A rated Municipal Obligations are considered adequate, but elements may be present, which suggest a susceptibility to impairment sometime in the future. Municipal Obligations rated Baa by Moody's are considered medium grade obligations (i.e., they are neither highly protected nor poorly secured). Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Moody's bond rating symbols may contain numerical modifiers of a generic rating classification. The modifier 1 indicates that the bond ranks at the high end of its category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its general rating category.

  The four highest ratings of S&P for Municipal Obligations are AAA, AA, A and BBB. Municipal Obligations rated AAA have a strong capacity to pay principal and interest. The rating of AA indicates that capacity to pay principal and interest is very strong and such bonds differ from AAA issues only in small degree. The category of A describes bonds which have a strong capacity to pay principal and interest, although such bonds are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions. The BBB rating is the lowest "investment grade" security rating by S&P. Municipal Obligations rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas such bonds normally exhibit adequate protection parameters, adverse economic conditions are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

  The four highest ratings of Fitch for Municipal Obligations are AAA, AA, A and BBB. Municipal Obligations rated AAA are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events. Municipal Obligations rated AA are considered to be investment grade and of very high quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because Municipal Obligations rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+." Municipal Obligations rated A are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings. Municipal Obligations rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

  The "Other Corporate Obligations" category of temporary investments are corporate (as opposed to municipal) debt obligations rated AAA by S&P or Aaa by Moody's. Corporate debt obligations rated AAA by S&P have an extremely strong capacity to pay principal and interest. The Moody's corporate debt rating of Aaa is comparable to that set forth above for Municipal Obligations.

  Subsequent to its purchase by a Fund, an issue may cease to be rated or its rating may be reduced below the minimum required for purchase by such Fund. Neither event requires the elimination of such obligation from a Fund's portfolio, but Nuveen Advisory will consider such an event in its determination of whether the Fund should continue to hold such obligation.

APPENDIX B

DESCRIPTION OF HEDGING TECHNIQUES

  Set forth below is additional information regarding the various Fund's defensive hedging techniques and use of repurchase agreements.

Futures and Index Transactions

  Financial Futures. A financial future is an agreement between two parties to buy and sell a security for a set price on a future date. They have been designed by boards of trade which have been designated "contracts markets" by the Commodity Futures Trading Commission ("CFTC").

  The purchase of financial futures is for the purpose of hedging a Fund's existing or anticipated holdings of long-term debt securities. When a Fund purchases a financial future, it deposits in cash or securities an "initial margin" of between 1% and 5% of the contract amount. Thereafter, the Fund's account is either credited or debited on a daily basis in correlation with the fluctuation in price of the underlying future or other requirements imposed by the exchange in order to maintain an orderly market. The Fund must make additional payments to cover debits to its account and has the right to withdraw credits in excess of the liquidity, the Fund may close out its position at any time prior to expiration of the financial future by taking an opposite position. At closing a final determination of debits and credits is made, additional cash is paid by or to the Fund to settle the final determination and the Fund realizes a loss or gain depending on whether on a net basis it made or received such payments.

  The sale of financial futures is for the purpose of hedging a Fund's existing or anticipated holdings of long-term debt securities. For example, if a Fund owns long-term bonds and interest rates were expected to increase, it might sell financial futures. If interest rates did increase, the value of long-term bonds in the Fund's portfolio would decline, but the value of the Fund's financial futures would be expected to increase at approximately the same rate thereby keeping the net asset value of the Fund from declining as much as it otherwise would have.

  Among the risks associated with the use of financial futures by the Funds as a hedging device, perhaps the most significant is the imperfect correlation between movements in the price of the financial futures and movements in the price of the debt securities which are the subject of the hedge.

  Thus, if the price of the financial future moves less or more than the price of the securities which are the subject of the hedge, the hedge will not be fully effective. To compensate for this imperfect correlation, the Fund may enter into financial futures in a greater dollar amount than the dollar amount of the securities being hedged if the historical volatility of the prices of such securities has been greater than the historical volatility of the financial futures. Conversely, the Fund may enter into fewer financial futures if the historical volatility of the price of the securities being hedged is less than the historical volatility of the financial futures.

  The market prices of financial futures may also be affected by factors other than interest rates. One of these factors is the possibility that rapid changes in the volume of closing transactions, whether due to volatile markets or movements by speculators, would temporarily distort the normal relationship between the markets in the financial future and the chosen debt securities. In these circumstances as well as in periods of rapid and large price movements. The Fund might find it difficult or impossible to close out a particular transaction.

  Options on Financial Futures. The Funds may also purchase put or call options on financial futures which are traded on a U.S. Exchange or board of trade and enter into closing transactions with respect to such options to terminate an existing position. Currently, options can be purchased with respect to financial futures on U.S. Treasury Bonds on The Chicago Board of Trade. The purchase of put options on financial futures is analogous to the purchase of put options by a Fund on its portfolio securities to hedge against the risk of rising interest rates. As with options on debt securities, the holder of an option may terminate his position by selling an option of the same Fund. There is no guarantee that such closing transactions can be effected.

Index Contracts

  Index Futures. A tax-exempt bond index which assigns relative values to the tax-exempt bonds included in the index is traded on the Chicago Board of Trade. The index fluctuates with changes in the market values of all tax-exempt bonds included rather than a single bond. An index future is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash--rather than any security--equal to specified dollar amount times the difference between the index value at the close of the last trading day of the contract and the price at which the index future was originally written. Thus, an index future is similar to traditional financial futures except that settlement is made in cash.

  Index Options. The Funds may also purchase put or call options on U.S. Government or tax-exempt bond index futures and enter into closing transactions with respect to such options to terminate an existing position. Options on index futures are similar to options on debt instruments except that an option on an index future gives the purchaser the right, in return for the premium paid, to assume a position in an index contract rather than an underlying security at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance of the writer's futures margin account which represents the amount by which the market price of the index futures contract, at exercise, is less than the exercise price of the option on the index future.

  Bond index futures and options transactions would be subject to risks similar to transactions in financial futures and options thereon as described above. No series will enter into transactions in index or financial futures or related options unless and until, in the Adviser's opinion, the market for such instruments has developed sufficiently.

Repurchase Agreements

  A Fund may invest temporarily up to 5% of its assets in repurchase agreements, which are agreements pursuant to which securities are acquired by the Fund from a third party with the understanding that they will be repurchased by the seller at a fixed price on an agreed date. These agreements may be made with respect to any of the portfolio securities in which the Fund is authorized to invest. Repurchase agreements may be characterized as loans secured by the underlying securities. The Fund may enter into repurchase agreements with (i) member banks of the Federal Reserve System having total assets in excess of $500 million and (ii) securities dealers, provided that such banks or dealers meet the creditworthiness standards established by the Fund's board of trustees ("Qualified Institutions"). The Adviser will monitor the continued creditworthiness of Qualified Institutions, subject to the oversight of the Fund's board of trustees.

  The use of repurchase agreements involves certain risks. For example, if the seller of securities under a repurchase agreement defaults on its obligation to repurchase the underlying securities, as a result of its bankruptcy or otherwise, the Fund will seek to dispose of such securities, which action could involve costs or delays. If the seller becomes insolvent and subject to liquidation or reorganization under applicable bankruptcy or other laws, the Fund's ability to dispose of the underlying securities may be restricted. Finally, it is possible that the Fund may not be able to substantiate its interest in the underlying securities. To minimize this risk, the securities underlying the repurchase agreement will be held by the custodian at all times in an amount at least equal to the repurchase price, including accrued interest. If the seller fails to repurchase the securities, the Fund may suffer a loss to the extent proceeds from the sale of the underlying securities are less than the repurchase price.

  The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or date of maturity of the purchased security. The collateral is marked to market daily. Such agreements permit the Fund to keep all its assets earning interest while retaining "overnight" flexibility in pursuit of investments of a longer-term nature.
                                                                    VAI-MS4 9-98

                                                                    VAI-MS6-9.99

                                                    May 31, 1999   Annual Report

                                                                          NUVEEN
                                                                    Mutual Funds

Extraordinary Talent. Masterful Performance.

                          Nuveen Municipal Bond Funds

                                             Dependable, tax-free

                                             income to help

                                             you keep more

                                             of what you earn.

[Photo appears here]

                                             Kansas

                                             Missouri

                                             Wisconsin


     Featuring Portfolio Management By Nuveen Investment Advisory Services
                                      A Premier Adviser/SM/ for Income Investing

     Contents

 1   Dear Shareholder

 3   Nuveen Flagship Kansas Municipal Bond Fund

 6   Nuveen Flagship Missouri Municipal Bond Fund

 9   Nuveen Flagship Wisconsin Municipal Bond Fund

12   Portfolio of Investments

26   Statement of Net Assets

27   Statement of Operations

28   Statement of Changes in Net Assets

30   Notes to Financial Statements

35   Financial Highlights

39   Report of Independent Public Accountants

40   Building a Better Portfolio

41   Fund Information

[Photo of Timothy R. Schwertfeger Appears Here]

Timothy R. Schwertfeger
Chairman of the Board

DEAR
Shareholder

I invite you to take a few minutes to read the annual report we've prepared for you on the performance of your Nuveen state municipal bond fund for the fiscal year ended May 31, 1999. You, along with your financial adviser, have made a sound choice in choosing Nuveen to manage this portion of your assets. Since 1898, more than 1.3 million investors have trusted us to help them build and sustain the wealth of a lifetime.

I'm pleased to report your fund continued to meet its primary objective of providing you with dependable tax-free income and attractive after-tax total returns. I will briefly describe the national economic environment during the past 12 months. My discussion is followed by comments about the strategies employed in managing your fund from the portfolio manager of each fund represented in this report.

The Year In Review. The Federal Reserve eased short-term rates for the first time in almost three years by cutting the federal funds rate in the fall of 1998 three times, bringing it to 4.75%. A month after the close of your fund's fiscal year, the Fed raised its target by 25 basis points to 5%. (Be sure to read your fund manager's comments about managing your fund in a rising interest rate environment.)

     The fed funds rate is the rate that banks charge each other for overnight loans and serves as the basis many financial institutions use for setting interest charges on a variety of products, from mortgage and car loans to credit cards.

     The Fed's rate cuts were made to avert a potential domestic credit crunch and restore some stability to global markets. The moves seemed to have worked, as the U.S. economy since has continued its pattern of non-inflationary growth, accompanied by low interest rates and unemployment levels that remain among the lowest in three decades, prompting the late June reversal by the Fed.

     All indications point to a confident U.S. consumer who is comfortable with the current state of the economy, especially the performance of the housing, stock and job markets. This confidence is reflected in the most recent Consumer Confidence Index report, issued by the University of Michigan's Conference Board Inc., which showed a record-setting eighth consecutive month of gains in June.

     On the global front, the turmoil of the past two years appears to be fading somewhat, as international financial markets have begun to send recovery signals.

     Domestic inflation continues to be benign, with an increase of 2.1% for the 12 months ended May 31, 1999. The general backdrop of inflation indicators continued to be mild, with the employment cost index, average hourly earnings, and import and producer price trends all remaining favorable.

     Federal Reserve Chairman Alan Greenspan recently stated that a key factor in achieving today's peaceful coexistence of economic growth and low inflation has been increased productivity. Improvements in productivity, spurred by technological advances, have been responsible for offsetting wage and other inflationary pressures that we would normally expect to see as part of a growing economy.

Why Municipal Bonds? Our municipal bond funds continued to offer attractive, stable income in a market that places a high premium on yield. In 1998, municipal bonds represented a reasonably insulated haven in an otherwise turbulent market, with lower volatility relative to Treasury bonds and other fixed-income investments. Even in 1999, with interest rates rising again, municipals outperformed Treasuries through the end of May.

     The high ratio of tax-exempt municipal yields to Treasury yields sheltered municipal bonds, to some extent, from the price decline that occurred in the Treasury market during the first part of the year. While the yield on 30-year Treasury bonds rose from 5.10% at the end of December to 5.83% as of May 31, 1999, the yield on the Bond Buyer Revenue Bond Index, an unmanaged index of long-term municipal revenue bonds, gained 15 basis points--from 5.26% to 5.41%. Given the inverse relationship between interest rates and bond prices, we saw bond prices fall as rates rose over this period.

     Though municipal bond prices did decrease, the decline was not as dramatic as the drop in Treasuries.

     This performance differential reflects the fact that Treasuries had become relatively expensive as the result of safe-haven buying during the international economic crises in 1998. As the financial turmoil subsided, however, foreign investors returned to investing in their own countries rather than in U.S. dollar-denominated securities, and the decline in demand caused U.S. Treasuries to drop in price.

     At the end of May 1999, the ratio between long-term municipal yields and 30-year Treasury yields stood at 93%, compared with the historical average of 86% for the period of 1986-1999. For investors, this meant that quality long-term municipal bonds offered yields comparable to those of long Treasury bonds-- even before the tax advantages of municipal bonds were taken into account. During the funds' fiscal year, that ratio hit a high of 104% in December.

     On an after-tax basis in today's market, municipal bonds continue to present an exceptionally attractive investment option relative to Treasuries.

     During 1998, lower interest rates and the strong economy combined to generate high levels of new municipal issuance and a significant increase in the refinancing of existing bonds. Municipal issuance in 1998 reached $284 billion, up 29% over 1997.

     In the first part of 1999, however, as the market settled into a more stable interest rate environment, refunding activity has dropped off dramatically, resulting in a drop in municipal supply. This, in turn, has enhanced the attractiveness of the municipal bonds that were brought to market, as demand--especially from individual investors--remained relatively strong.

The Value of Nuveen Expertise. Nuveen Mutual Funds are a diverse collection of investments featuring highly regarded asset management firms--Premier Advisers/SM/--who direct the investment activities of each portfolio.

     The Premier Advisers are firms that have earned a reputation for excellence in their field of expertise--including Nuveen Investment Advisory Services for income investing, Rittenhouse Financial Services for growth investing and Institutional Capital Corporation for value investing.

     For more information on our funds, contact your financial adviser for a prospectus, or call Nuveen at (800) 621-7227, or download one from www.nuveen.com. Please read the prospectus carefully before you invest or send money.

     We encourage you to talk with your financial adviser about Nuveen's expanding array of investments and the ways they can help you establish a diversified portfolio designed to build and sustain long-term financial security.

     We are grateful for the confidence you have placed in us and are dedicated to maintaining your trust in the years ahead.

Sincerely,

/s/ Timothy R. Schwertfeger

Timothy R. Schwertfeger
Chairman of the Board
July 15, 1999

NUVEEN FLAGSHIP KANSAS MUNICIPAL BOND FUND

Report from the Portfolio Manager

Portfolio Manager Mike Davern discusses fund performance, the municipal market and key investment strategies for the Kansas fund for the fiscal year ended May 31, 1999.

     In what state is the Kansas economy? Unemployment was only 3.4% in May in Kansas, which is experiencing healthy growth in per capita income. Beyond its traditional roots in agriculture, the state's economy has diversified broadly into manufacturing, trade and service sectors.

     Kansas' expanding economy has led to growing infrastructure and school financing needs, resulting in strong municipal bond issuance in 1998. Despite rising interest rates in 1999, issuance in Kansas continued to grow in 1999. Increasing concerns about rising economic growth and potential inflation caused bond yields to rise and prices to fall. However, municipal bonds held their values quite well compared to U.S. Treasury bonds.

How did Nuveen Flagship Kansas Municipal Bond Fund perform during its fiscal year? Nuveen Flagship Kansas Municipal Bond Fund generated a total return on net asset value of 3.81%. That compares to the 3.82% average annual total return posted by the Lipper Kansas Municipal Debt Peer Group.* The fund ranked 8th out of 13 municipal bond funds for the fiscal year period in its Lipper peer group. Total return equals a fund's income, plus capital gains distributions, if any, plus or minus changes in net asset value. The fund's taxable equivalent total return, for investors in the 35.5% combined federal and state income tax bracket, was 6.52%.**

     As of May 31, 1999, the fund's SEC 30-day yield was 4.27%. For investors in the combined 35.5% federal and state income tax bracket, that is equivalent to a yield of 6.62% on a taxable investment.

How did you manage the fund to achieve this performance? We continued to focus on bonds we determined to have a good "call" structure. Issuers generally have the right to call or redeem their bonds after a given date prior to maturity, which they would do if interest rates declined.

To protect the fund's income stream, we looked for bonds with call dates far in the future--or better yet, that are noncallable. Only 3% of the Kansas portfolio is callable between now and the year 2002.

     For example, the fund recently acquired three bond issues, each with call protection of 10 or more years. The issues included a Topeka Public Building Commission lease for a state office building, an electric system revenue bond for the city of Holton and a water and sewer bond for the city of Wichita. All three bonds are insured.

     We also continued to search for bonds that offered attractive yields and sound underlying credit quality.

     In addition to assessing the credit quality of individual issuers, Nuveen Research helps us monitor events in the municipal market and analyze how those events affect individual state and national municipal markets. For example, during spring 1998, a major not-for-profit healthcare provider in Philadelphia declared bankruptcy. While the impact of this bankruptcy was most pronounced in the healthcare sector of the Pennsylvania municipal market, it was felt to a lesser extent throughout the municipal market.

     Comments cover the year ended May 31, 1999; performance statistics are quoted for Class A shares at net asset value.

** The Lipper Peer Group return represents the average annualized return of 13 funds in the Lipper Other States Municipal Debt category. The return assumes reinvestment of dividends and does not reflect any applicable sales charges.

** Taxable equivalent total return equals a fund's taxable equivalent income (based on the combined federal and state tax rate), plus capital gains distributions, if any, plus or minus changes in net asset value.

     Uncertainty created by the Philadelphia healthcare situation prompted investors to demand higher yields for lower-rated issues across the country, causing the yield "spread," or the difference between the highest credit quality securities and those of lower credit quality, to widen. Prior to the bankruptcy, this spread had been relatively narrow, suggesting that investors were not being compensated adequately for taking on additional credit risk. With spreads having widened, lower-rated securities have become more attractive on a risk-adjusted basis.

     With interest rates at a higher level, and the widening differential between low-rated and high-rated credits, we took the opportunity to investigate lower-rated issues. Using the expertise of Nuveen Research, we considered only those bonds that offered adequate compensation for the level of risk.

     In recent months, we have taken advantage of rising interest rates by selling some bonds at a loss--because as interest rates rose, prices of the bonds fell--and subsequently buying similar securities, whose yield now reflected the higher interest rates.

     Called a "swap," this action produced two benefits for the fund and for shareholders--tax efficiency and potentially higher income. Tax losses were created by the swaps, which will benefit the fund and are used to offset capital gains for up to eight years. The higher yield of the new bonds should boost the fund's income as well.

What is your outlook for Nuveen Flagship Kansas Municipal Bond Fund? Rising interest rates in 1999 have made it advantageous for us to lock in higher yields by extending the portfolio's maturity beyond that of our Lipper peer group.

     We believe that bond yields are currently attractive relative to inflation. Should interest rates fall or remain stable, the portfolio's longer maturity would be advantageous.

     Although the Kansas economy is growing, and the overall level of issuance has increased, the Kansas municipal bond market still offers limited supply. As such, it becomes a challenge to find new investments that offer good value. However, as a major investor in the Kansas market, we will continue to have excellent access to undervalued securities that provide income and the opportunity for price appreciation.

"To protect the fund's income stream, we looked for bonds with call dates far in the future--or better yet, that are noncallable. Only 3% of the Kansas portfolio is callable between now and the year 2002."

  NUVEEN FLAGSHIP KANSAS MUNICIPAL BOND FUND

Highlights as of May 31, 1999

Quick Facts

                                  A Shares    B Shares    C Shares    R Shares

NAV                                $ 10.49     $ 10.43     $ 10.51     $ 10.55
------------------------------------------------------------------------------
May's Declared Dividend*           $0.0410     $0.0345     $0.0365     $0.0435
------------------------------------------------------------------------------
Fund Symbol                          FKSTX         N/A         N/A         N/A
------------------------------------------------------------------------------
CUSIP                            67065R101   67065R200   67065R309   67065R408
------------------------------------------------------------------------------
Inception Date                        1/92        2/97        2/97        2/97
------------------------------------------------------------------------------
* Paid June 1, 1999

Total Returns (Annualized)/+/

                                A Shares       B Shares   C Shares    R Shares
                              NAV     Offer       NAV        NAV         NAV

1-Year                       3.81%   -0.51%      3.07%       3.18%       4.06%
------------------------------------------------------------------------------
1-Year TER**                 6.52%    2.09%      5.38%       5.60%       6.90%
------------------------------------------------------------------------------
5-Year                       6.72%    5.81%      5.94%       6.31%       6.95%
------------------------------------------------------------------------------
Since Inception              6.81%    6.19%      6.09%       6.41%       6.96%

+ Class A share returns are actual. Class B, C and R share returns are actual for the period since class inception; returns prior to class inception are Class A share returns adjusted for differences in sales charges and expenses, which are primarily differences in distribution and service fees. Class A shares have a 4.2% maximum sales charge. Class B shares have a CDSC that begins at 5% for redemptions during the first year after purchase and declines periodically to 0% over the following five years, which is not reflected in the return figures. Class C shares have a 1% CDSC for redemptions within one year which is not reflected in the one-year total return.

** Taxable Equivalent Return (based on a combined federal and state tax rate of 35.50%).

Index Comparison/*/

                           [LINE CHART APPEARS HERE]

                   Nuveen Flagship        Nuveen Flagship         Lehman Brothers
                   Kansas Municipal       Kansas Municipal        Municipal
                   Bond Fund (Offer)      Bond Fund (NAV)         Bond Index
January
-------
1992                     9,580               10,000                 10,000
May
---
1992                    10,701               11,170                 10,982
1993                    12,244               12,781                 12,328
1994                    11,457               11,960                 11,890
1995                    13,060               13,630                 13,681
1996                    13,472               14,060                 14,207
1997                    14,927               15,580                 15,645
1998                    15,848               16,540                 16,685
1999                    15,696               16,384                 16,580

______ Nuveen Flagship Kansas Municipal Bond Fund (Offer) $15,686
______ Nuveen Flagship Kansas Municipal Bond Fund (NAV)   $16,384
______ Lehman Brothers Municipal Bond Index               $16,580


/*/ The Index Comparison shows the change in value of a $10,000 investment in the Class A shares of the Nuveen fund compared with the Lehman Brothers Municipal Bond Index. The Lehman Index is comprised of a broad range of investment-grade municipal bonds, and does not reflect any initial or ongoing expenses. The Nuveen fund return depicted in the chart reflects the initial maximum sales charge applicable to A shares (4.20%) and all ongoing fund expenses.

Monthly Tax-Free Dividends (Class A Shares)

                           [BAR CHART APPEARS HERE]

Month
-----
June               .0435
July               .0435
August             .0435
September          .0435
October            .0425
November           .0425
December           .0425
January            .0425
February           .0425
March              .0425
April              .0410
May                .0410


Portfolio Statistics

Fund Net Assets                        $126.5  million
------------------------------------------------------
Effective Maturity                       20.82 years
------------------------------------------------------
Average
Effective Duration                        8.56
------------------------------------------------------

Top Five Sectors/1/

Tax Obligation (Limited)                           23%
------------------------------------------------------
Health Care                                        19%
------------------------------------------------------
Housing (Multifamily)                              15%
------------------------------------------------------
U.S. Guaranteed                                    11%
------------------------------------------------------
Utilities                                           8%
------------------------------------------------------

Bond Credit Quality/1/

[PIE CHART APPEARS HERE]

AAA/U.S.
Guaranteed....... 46%
AA............... 15%
A................ 18%
BBB/NR........... 21%

/1/ as a percentage of total bond holdings

Returns are historical and do not guarantee future performance. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than original cost. Performance of classes will differ. For additional information, please see the fund's prospectus.

   NUVEEN FLAGSHIP MISSOURI MUNICIPAL BOND FUND

Report from the Portfolio Manager

Portfolio Manager Mike Davern discusses fund performance, the municipal market and key investment strategies for the Missouri fund for the fiscal year ended May 31, 1999.

Comments cover the year ended May 31, 1999; performance statistics are quoted for Class A shares at net asset value.

     How strong is Missouri's economy? With an unemployment rate of only 3.5% in May, Missouri's economy is quite diversified in fields such as defense, manufacturing, services and tourism. Population growth continues at a rate in excess of 5% per year, and per capita income is growing rapidly.

     Missouri's expanding economy led to growing infrastructure and school financing needs, resulting in strong municipal bond issuance in 1998. Rising interest rates in 1999, however, significantly slowed municipal bond activity-- both new issuance and refundings--in the latter half of the fund's fiscal year. There were two reasons the market slowed--the increased interest rates, which primarily slowed new issuance, plus the fact that the refunding market has essentially been exhausted. Municipalities flooded the market with refundings in recent years when interest rates were dropping. A provision of the Tax Reform Act of 1986, however, limits municipalities to only one tax-exempt refunding of a bond issuance.

     As was the case on the national level, increasing concerns about strong economic growth and potential inflation caused bond yields to rise and prices to fall. However, municipal bonds held their values quite well compared to U.S. Treasury bonds.

How did Nuveen Flagship Missouri Municipal Bond Fund perform during its fiscal year? Nuveen Flagship Missouri Municipal Bond Fund generated a total return on net asset value of 3.95%, outperforming the 3.47% average annual total return posted by the Lipper Missouri Municipal Debt Peer Group.* The fund ranked 3rd out of 23 municipal bond funds for the fiscal year period in its Lipper peer group. Total return equals a fund's income, plus capital gains distributions, if any, plus or minus changes in net asset value. The fund's taxable equivalent total return, for investors in the 35% combined federal and state income tax bracket, was 6.65%.**

     As of May 31, 1999, the fund's SEC 30-day yield was 4.22%. For investors in the combined 35% federal and state income tax bracket, that is equivalent to a yield of 6.49% on a taxable investment.

How did you manage the fund to achieve this performance? We continued to focus on bonds we determined to have a good "call" structure. Issuers generally have the right to call or redeem their bonds after a given date prior to maturity, which they would do if interest rates decline. To protect the fund's income stream, we looked for bonds with call dates far in the future--or better yet, that are noncallable.

     Although most Missouri bonds are callable, the portfolio has a high percentage of non-callable securities--only 2.3% is callable between now and the year 2001. As a large institutional buyer, the fund receives high priority when desirable issues come to market.

     A good example of a high-quality non-callable security in the portfolio is an issue by the Missouri Development Finance Board Solid Waste Project. The bonds are rated by Moody's Investors Service as Aa2, the second highest rating it issues.

* The Lipper Peer Group return represents the average annualized return of the 23 funds in the Lipper Missouri Municipal Debt category. The return assumes reinvestment of dividends and does not reflect any applicable sales charges.

** Taxable equivalent total return equals a fund's taxable equivalent income
   (based on the combined federal and state tax rate), plus capital gains distributions, if any, plus or minus changes in net asset value.

     Maturing in 2029, the securities carry a 5.2% coupon. The bonds are backed by Procter & Gamble, which is able to use the disposal project for waste produced by one of its plants. If interest rates fall and the bond market rallies, this issue will appreciate in value without having to be concerned about the shortness of time until the call date.

     In addition to call protection, we continue to search for bonds that offer attractive yields and sound underlying credit quality.

     Nuveen Research also helps us monitor events in the municipal market and analyze how those events affect individual state and national municipal markets. For example, during spring 1998, a major not-for-profit healthcare provider in Philadelphia declared bankruptcy. While the impact of this bankruptcy was most pronounced in the healthcare sector of the Pennsylvania municipal market, it was felt to a lesser extent throughout the municipal market.

     Uncertainty created by the Philadelphia healthcare situation prompted investors to demand higher yields for lower-rated issues across the country, causing the yield "spread," or the difference between the highest credit quality securities and those of lower credit quality, to widen. Prior to the bankruptcy, this spread had been relatively narrow, suggesting that investors were not being compensated adequately for taking on additional credit risk.

     With spreads having widened, lower-rated securities have become more attractive on a risk-adjusted basis.

     With interest rates at a higher level, and the widening differential between low-rated and high-rated credits, we took the opportunity to investigate lower-rated issues. Using the expertise of Nuveen Research, we considered only those bonds that offered adequate compensation for the level of risk.

     In recent months, we have taken advantage of rising interest rates by selling some bonds at a loss--because as interest rates rose, prices of the bonds fell--and subsequently buying similar securities, whose yield reflected the higher interest rates.

     Called a "swap," this action produced two benefits for the fund and for shareholders--tax efficiency and potentially higher income. Tax losses were created by the swaps, which will benefit the fund and are used to offset capital gains for up to eight years. The higher yield of the new bonds should boost the fund's income as well.

What is your outlook for Nuveen Flagship Missouri Municipal Bond Fund? Rising interest rates in 1999 have made it advantageous for us to lock in higher yields by extending the portfolio's maturity beyond that of our Lipper peer group. We believe that bond yields are currently attractive relative to inflation. Should interest rates fall or remain stable, the portfolio's longer maturity would be advantageous.

     With Missouri's strong economy and influx of population, we expect there will continue to be a buoyant supply and demand for municipal bonds in areas such as housing, healthcare, education and utilities. We will continue to seek out undervalued securities that provide income and the opportunity for price appreciation through credit rating upgrades.

"To protect the fund's income stream, we looked for bonds with call dates far in the future--or better yet, that are noncallable. Although most Missouri bonds are callable, the portfolio has a high percentage of non-callable securities-- only 2.3% is callable between now and the year 2001."

  NUVEEN FLAGSHIP MISSOURI MUNICIPAL BOND FUND

Highlights as of May 31, 1999

Quick Facts

                                                        A Shares    B Shares    C Shares    R Shares
NAV                                                      $ 11.12     $ 11.11     $ 11.11     $ 11.12
----------------------------------------------------------------------------------------------------
May's Declared Dividend*                                 $0.0455     $0.0385     $0.0405     $0.0475
----------------------------------------------------------------------------------------------------
Fund Symbol                                                FMOTX         N/A       FMOCX         N/A
----------------------------------------------------------------------------------------------------
CUSIP                                                  67065R812   67065R796   67065R788   67065R770
----------------------------------------------------------------------------------------------------
Inception Date                                              8/87        2/97        2/94        2/97
----------------------------------------------------------------------------------------------------
*  Paid June 1, 1999

Total Returns (Annualized)+

                                                         A Shares              B Shares    C Shares    R Shares
                                                      NAV       Offer             NAV         NAV         NAV
1-Year                                                3.95%    -0.39%             3.09%       3.31%      4.17%
--------------------------------------------------------------------------------------------------------------
1-Year TER**                                          6.65%     2.19%             5.37%       5.71%      6.99%
--------------------------------------------------------------------------------------------------------------
5-Year                                                6.62%     5.71%             5.93%       6.03%      6.73%
--------------------------------------------------------------------------------------------------------------
10-Year                                               7.32%     6.87%             6.85%       6.73%      7.37%
--------------------------------------------------------------------------------------------------------------

+ Class A share returns are actual. Class B, C and R share returns are actual for the period since class inception; returns prior to class inception are Class A share returns adjusted for differences in sales charges and expenses, which are primarily differences in distribution and service fees. Class A shares have a 4.2% maximum sales charge. Class B shares have a CDSC that begins at 5% for redemptions during the first year after purchase and declines periodically to 0% over the following five years, which is not reflected in the return figures. Class C shares have a 1% CDSC for redemptions within one year which is not reflected in the one-year total return.

** Taxable Equivalent Return (based on a combined federal and state tax rate of 35%).

Index Comparison(*)

                           [LINE CHART APPEARS HERE]

               Nuveen Flagship         Nuveen Flagship         Lehman Brothers
              Missouri Municipal      Missouri Municipal          Municipal
May           Bond Fund (Offer)        Bond Fund (NAV)            Bond Index
---
1989               9,580                  10,000                     10,000
1990              10,140                  10,585                     10,731
1991              11,146                  11,635                     11,813
1992              12,227                  12,763                     12,974
1993              13,758                  14,361                     14,526
1994              14,091                  14,708                     14,885
1995              15,245                  15,913                     16,240
1996              15,779                  16,471                     16,982
1997              17,086                  17,835                     18,391
1998              18,678                  19,496                     20,117
1999              19,417                  20,269                     21,058

---  Nuveen Flagship Missouri Municipal Bond Fund (Offer) $19,417
---  Nuveen Flagship Missouri Municipal Bond Fund (NAV) $20,269
---  Lehman Brothers Minicipal Bond Index $21,058

(*) The Index Comparison shows the change in value of a $10,000 investment in the Class A shares of the Nuveen fund compared with the Lehman Brothers Municipal Bond Index. The Lehman Index is comprised of a broad range of investment-grade municipal bonds, and does not reflect any initial or ongoing expenses. The Nuveen fund return depicted in the chart reflects the initial maximum sales charge applicable to A shares (4.20%) and all ongoing fund expenses.

Monthly Tax-Free Dividends (Class A Shares)

                           [BAR CHART APPEARS HERE]

Month
-----
June              .0460
July              .0460
August            .0460
September         .0460
October           .0460
November          .0460
December          .0460
January           .0460
February          .0455
March             .0455
April             .0455
May               .0455

Portfolio Statistics

Fund Net Assets                                                $  257.6 million
-------------------------------------------------------------------------------
Effective Maturity                                                  19.86 years
-------------------------------------------------------------------------------
Average Effective Duration                                                 7.62
-------------------------------------------------------------------------------

Top Five Sectors/1/

Health Care                                                                  17%
-------------------------------------------------------------------------------
Tax Obligation (Limited)                                                     15%
-------------------------------------------------------------------------------
U.S. Guaranteed                                                              12%
-------------------------------------------------------------------------------
Housing (Multifamily)                                                        11%
-------------------------------------------------------------------------------
Long-Term Care                                                                8%
-------------------------------------------------------------------------------

Bond Credit Quality/1/

                           [PIE CHART APPEARS HERE]

AAA/U.S.Guaranteed......................................................... 56%
AA......................................................................... 13%
A..........................................................................  9%
BBB/NR..................................................................... 22%

/1/ as a percentage of total bond holdings


Returns are historical and do not guarantee future performance. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than original cost. Performance of classes will differ. For additional information, please see the fund's prospectus.

NUVEEN FLAGSHIP WISCONSIN MUNICIPAL BOND FUND

Report from the Portfolio Manager

Portfolio Manager Mike Davern discusses fund performance, the municipal market and key investment strategies for the Wisconsin fund for the fiscal year ended May 31, 1999.

How strong is Wisconsin's economy? Wisconsin continues to enjoy a healthy, diversified economy with a mixture of agriculture, manufacturing, services and retail trade. Efforts to attract business and promote development and job training in Wisconsin have been largely successful.

     Wisconsin's expanding economy led to growing infrastructure and housing financing needs, resulting in strong municipal bond issuance in 1998. Rising interest rates in 1999, however, significantly slowed municipal bond activity-- both new issuance and refundings--in the latter half of the fund's fiscal year. There were two reasons the market slowed--the increased interest rates, which primarily slowed new issuance, plus the fact that the refunding market has essentially been exhausted. Municipalities flooded the market with refundings in recent years when interest rates were dropping. A provision of the Tax Reform Act of 1986, however, limits municipalities to only one tax-exempt refunding of a bond issuance.

     Although Wisconsin has a state income tax, most municipal bonds issued in Wisconsin are only exempt from federal income tax. The limited number of bonds that have the double-tax exemption are in very strong demand.

     As was the case on the national level, increasing concerns about rising economic growth and potential inflation caused bond yields to rise and prices to fall. However, municipal bonds held their values quite well compared to U.S. Treasury bonds.

How did Nuveen Flagship Wisconsin Municipal Bond Fund perform during its fiscal year? Nuveen Flagship Wisconsin Municipal Bond Fund generated a total return on net asset value of 3.83%, outperforming the 3.52% average annual total return posted by the Lipper Other States Municipal Debt Peer Group.* The fund's taxable equivalent total return, for investors in the 35.5% combined federal and state income tax bracket, was 6.40%.** Total return equals a fund's income, plus capital gains distributions, if any, plus or minus changes in net asset value.

     As of May 31, 1999, the fund's SEC 30-day yield was 4.42%. For investors in the combined 35.5% federal and state income tax bracket, that is equivalent to a yield of 6.85% on a taxable investment.

How did you manage the fund to achieve this performance? We continued to focus on bonds we determined to have a good "call" structure. Issuers generally have the right to call or redeem their bonds after a given date prior to maturity, which they would do if interest rates decline. To protect the fund's income stream, we looked for bonds with call dates far in the future--or better yet, that are noncallable. Currently, the portfolio contains no bonds that are callable before the year 2002, at which point only 4.7% of the portfolio is subject to being called.

     In addition, we continued to seek out bonds that offered double tax exemption. Currently, nearly 60% of the fund is invested in double-tax exempt Wisconsin paper, which is a relatively high percentage.

     Comments cover the year ended May 31, 1999; performance statistics are quoted for Class A shares at net asset value.

* The Lipper Peer Group return represents the average annual ized return of the 79 funds in the Lipper Other States Municipal Debt category. The return assumes reinvestment of dividends and does not reflect any applicable sales charges.

** Taxable equivalent total return equals a fund's taxable equivalent income (based on the combined federal and state tax rate), plus capital gains distributions, if any, plus or minus changes in net asset value.

     For instance, the fund purchased six separate double-tax exempt bond issues during the second quarter of 1999, ranging from an additional purchase of AAA rated Wisconsin Center District bonds already owned by the fund, to the purchase of two separate non-rated transactions for Sturtevant and Jackson County's Community Development Authorities.

     As a large institutional buyer, Nuveen often receives priority when desirable issues come to market.

     In addition to call protection and double tax-exemption, we continue to search for bonds that offer attractive yields and sound underlying credit quality.

     Nuveen Research also helps us monitor events in the municipal market and analyze how those events affect individual state and national municipal markets. For example, during spring 1998, a major not-for-profit healthcare provider in Philadelphia declared bankruptcy. While the impact of this bankruptcy was most pronounced in the healthcare sector of the Pennsylvania municipal market, it was felt to a lesser extent throughout the municipal market.

     Uncertainty created by the Philadelphia healthcare situation prompted investors to demand higher yields for lower-rated issues across the country, causing the yield "spread," or the difference between the highest credit quality securities and those of lower credit quality, to widen. Prior to the bankruptcy, this spread had been relatively narrow, suggesting that investors were not being compensated adequately for taking on additional credit risk. With spreads having widened, lower-rated securities have become more attractive on a risk-adjusted basis.

     With interest rates at a higher level, and the widening differential between low-rated and high-rated credits, we took the opportunity to investigate lower-rated issues. Using the expertise of Nuveen Research, we considered only those bonds that offered adequate compensation for the level of risk.

     In recent months, we have taken advantage of rising interest rates by selling some bonds at a loss--because as interest rates rose, prices of the bonds fell--and subsequently buying similar securities, whose yield now reflected the higher interest rates.

     Called a "swap," this action produced two benefits for the fund and for shareholders--tax efficiency and potentially higher income. Tax losses were created by the swaps, which will benefit the fund and are used to offset capital gains for up to eight years. The higher yield of the new bonds should boost the fund's income as well.

What is your outlook for Nuveen Flagship Wisconsin Municipal Bond Fund? Rising interest rates in 1999 have made it advantageous for us to lock in higher yields by extending the portfolio's maturity beyond that of our Lipper peer group. We believe that bond yields are currently attractive in relation to inflation. Should interest rates fall or remain stable, the portfolio's longer maturity would be advantageous.

     With Wisconsin's strong economy and influx of population, there will continue to be a buoyant supply and demand for municipal bonds in areas such as housing, healthcare, education and utilities. We will continue to seek out undervalued securities that provide income and the opportunity for price appreciation through credit rating upgrades.

"We continued to seek out bonds that offered double tax exemption. Currently, nearly 60% of the fund is invested in double-tax exempt Wisconsin paper, which is a relatively high percentage."

  NUVEEN FLAGSHIP WISCONSIN MUNICIPAL BOND FUND

Highlights as of May 31, 1999

Quick Facts

                                   A Shares    B Shares    C Shares    R Shares
NAV                                 $ 10.20     $ 10.23     $ 10.22     $ 10.23
-------------------------------------------------------------------------------
May's Declared Dividend*            $0.0380     $0.0315     $0.0335     $0.0400
-------------------------------------------------------------------------------
Fund Symbol                           FWIAX         N/A         N/A         N/A
-------------------------------------------------------------------------------
CUSIP                             67065R721   67065R713   67065R697   67065R689
-------------------------------------------------------------------------------
Inception Date                         6/94        2/97        2/97        2/97
-------------------------------------------------------------------------------
*  Paid June 1, 1999

Total Returns (Annualized)+

                                  A Shares     B Shares    C Shares    R Shares
                               NAV     Offer      NAV         NAV         NAV
1-Year                         3.83%   -0.52%     3.05%       3.29%       4.04%
-------------------------------------------------------------------------------
1-Year TER**                   6.40%    1.94%     5.18%       5.55%       6.73%
-------------------------------------------------------------------------------
3-Year                         7.11%    5.59%     6.46%       6.66%       7.36%
-------------------------------------------------------------------------------
Since Inception                6.40%    5.49%     5.78%       5.97%       6.55%

+ Class A share returns are actual. Class B, C and R share returns are actual for the period since class inception; returns prior to class inception are Class A share returns adjusted for differences in sales charges and expenses, which are primarily differences in distribution and service fees. Class A shares have a 4.2% maximum sales charge. Class B shares have a CDSC that begins at 5% for redemptions during the first year after purchase and declines periodically to 0% over the following five years, which is not reflected in the return figures. Class C shares have a 1% CDSC for redemptions within one year which is not reflected in the one-year total return.

** Taxable Equivalent Return (based on a combined federal and state tax rate of 35.5%).

Index Comparison(R)

             Nuveen Flagship       Nuveen Flagship    Lehman Brothers
         Wisconsin Municipal   Wisconsin Municipal     Municipal Bond
June       Bond Fund (Offer)       Bond Fund (NAV)              Index

1994                  9,580                 10,000             10,000
May

1995                 10,137                 10,582             10,816
1996                 10,728                 11,198             11,534
1997                 11,509                 12,013             12,488
1998                 12,614                 13,167             13,568
1999                 13,058                 13,630             14,147

------ Nuveen Flagship Wisconsin Municipal Bond Fund (Offer) $13,058 ------ Nuveen Flagship Wisconsin Municipal Bond Fund (NAV) $13,630 ------ Lehman Brothers Muncipal Bond Index $14,147

(R) The Index Comparison shows the change in value of a $10,000 investment in the Class A shares of the Nuveen fund compared with the Lehman Brothers Municipal Bond Index. The Lehman Index is comprised of a broad range of investment-grade municipal bonds, and does not reflect any initial or ongoing expenses. The Nuveen fund return depicted in the chart reflects the initial maximum sales charge applicable to A shares (4.20%) and all ongoing fund expenses.

Monthly Tax-Free Dividends (Class A Shares)

                           [BAR CHART APPEARS HERE]

Month
-----
June         .0410
July         .0400
August       .0400
September    .0400
October      .0400
November     .0400
December     .0400
January      .0380
February     .0380
March        .0380
April        .0380
May          .0380

Portfolio Statistics

Fund Net Assets                                                  $ 36.6 million
-------------------------------------------------------------------------------
Effective Maturity                                                  20.57 years
-------------------------------------------------------------------------------
Average Effective Duration                                                 9.23
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Top Five Sectors/1/
-------------------------------------------------------------------------------

Tax Obligation (Limited)                                                    44%
-------------------------------------------------------------------------------
U.S. Guaranteed                                                             12%
-------------------------------------------------------------------------------
Long-Term Care                                                               8%
-------------------------------------------------------------------------------
Utilities                                                                    7%
-------------------------------------------------------------------------------
Housing (Multifamily)                                                        6%
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Bond Credit Quality/1/
-------------------------------------------------------------------------------

                           [PIE CHART APPEARS HERE]


AAA/U.S.Guaranteed........................................................  41%

AA........................................................................   4%

A.........................................................................  18%

BBB/NR....................................................................  37%


/1/ as a percentage of total bond holdings


Returns are historical and do not guarantee future performance. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than original cost. Performance of classes will differ. For additional information, please see the fund's prospectus.

___
11

               Portfolio of Investments

               Nuveen Flagship Kansas Municipal Bond Fund
               May 31, 1999

    Principal                                                                            Optional Call                     Market
       Amount    Description                                                               Provisions*    Ratings**         Value
---------------------------------------------------------------------------------------------------------------------------------
                 Basic Materials - 5.3%

$   1,000,000    Dodge City, Kansas, Pollution Control Revenue Refunding Bonds,            5/02 at 102       Aa3      $ 1,077,150
                  Series 1992 (Excel Corporation Project/Cargill), 6.625%, 5/01/05

    3,700,000    Ford County, Kansas, Sewage and Solid Waste Disposal Revenue              6/08 at 102         A+       3,654,564
                  Bonds (Excel Corporation Project/Cargill) Series 1998,
                  5.400%, 6/01/28 (Alternative Minimum Tax)

    2,000,000    Garden City, Kansas, Sewage Disposal Revenue Bonds, Series 1997           9/07 at 102       BBB+       2,026,860
                  (Monfort, Inc. Project, ConAgra, Inc. - Guarantor), 5.750%,
                  9/01/17 (Alternative Minimum Tax)
---------------------------------------------------------------------------------------------------------------------------------
                 Capital Goods - 3.8%

    4,550,000    City of Clearwater, Kansas, Pollution Control Refunding Revenue           2/02 at 101         A+       4,785,144
                  Bonds (Vulcan Materials Company), Series 1992, 6.375%, 2/01/12
---------------------------------------------------------------------------------------------------------------------------------
                  Consumer Cyclical - 0.6%

      650,000    Wichita Airport Authority of the City of Wichita, Kansas,                 3/02 at 102        AA          711,458
                  Airport Facilities Refunding Revenue Bonds (Wichita Airport
                  Hotel Associates, L.P. Project), Series 1992, 7.000%, 3/01/05
---------------------------------------------------------------------------------------------------------------------------------
                 Education and Civic Organizations - 3.3%

                 City of Olathe, Kansas, Educational Facilities Refunding and
                 Improvement Revenue Bonds (MidAmerica Nazarene University Project),
                 Series 1998:
    1,220,000     5.550%, 4/01/13                                                          4/08 at 100       N/R        1,214,425
    1,000,000     5.700%, 4/01/18                                                          4/08 at 100       N/R          982,810

                 City of Olathe, Kansas, Educational Facilities Revenue Bonds
                 (Kansas Independent College Association Pooled Educational Loan
                 Program), Series C 1998, Fixed Rate Bonds, Baker University Project:
      940,000     5.400%, 10/01/13                                                        10/08 at 100       N/R          926,558
    1,000,000     5.600%, 10/01/18                                                        10/08 at 100       N/R          987,940
---------------------------------------------------------------------------------------------------------------------------------
                 Health Care - 18.2%

    5,630,000    Colby, Kansas, Health Facilities Refunding Revenue Bonds                  8/08 at 100       N/R        5,457,553
                 (Citizens Medical Center, Inc.), Series 1998, 5.625%, 8/15/16

                 Kansas Development Finance Authority, Health Facilities Revenue Bonds
                 (Stormont-Vail HealthCare, Inc.), Series 1996F - Tax Exempt:
    2,815,000     5.800%, 11/15/16                                                        11/06 at 100       AAA        2,939,536
    3,380,000     5.800%, 11/15/21                                                        11/06 at 100       AAA        3,530,613

                 Kansas Development Finance Authority, Health Facilities Revenue Bonds
                 (Stormont-Vail HealthCare, Inc.), Series 1996G - Tax Exempt:
      750,000     5.800%, 11/15/16                                                        11/06 at 100       AAA          783,180
    2,150,000     5.800%, 11/15/21                                                        11/06 at 100       AAA        2,245,804

                 Kansas Development Finance Authority, Health Facilities Revenue Bonds
                 (Hays Medical Center Inc.), Series 1997B:
    2,200,000     5.500%, 11/15/17                                                        11/07 at 100       Aaa        2,246,948
    1,500,000     5.500%, 11/15/22                                                        11/07 at 100       Aaa        1,533,030

                 City of Lawrence, Kansas, Hospital Revenue Bonds, Series 1994
                 (The Lawrence Memorial Hospital):
    1,075,000     6.200%, 7/01/14                                                          7/04 at 100        A3        1,126,159
      400,000     6.200%, 7/01/19                                                          7/04 at 100        A3          417,760

                 City of Newton, Kansas, Hospital Refunding Revenue Bonds, Series 1998A
                 (Newton Healthcare Corporation):
    1,000,000     5.700%, 11/15/18                                                        11/08 at 100       BBB-         995,440
    1,250,000     5.750%, 11/15/24                                                        11/08 at 100       BBB-       1,240,063

    Principal                                                                            Optional Call                     Market
       Amount    Description                                                               Provisions*    Ratings**         Value
---------------------------------------------------------------------------------------------------------------------------------
                 Health Care (continued)

$     100,000    Puerto Rico Industrial, Tourist, Educational, Medical and                 1/05 at 102       AAA      $   109,626
                  Environmental Control Facilities Financing Authority, Hospital
                  Revenue Bonds, 1995 Series A (Hospital Auxilio Mutuo Obligated
                  Group Project), 6.250%, 7/01/24

      450,000    CSJ Health System of Wichita, Inc., Kansas, Revenue Bonds, Series        11/01 at 102         A+         481,887
                  1991X, 7.000%, 11/15/18
---------------------------------------------------------------------------------------------------------------------------------
                 Housing/Multifamily - 14.3%

      965,000    City of Kansas City, Kansas, Multi-family Housing Revenue                 7/01 at 100       AAA          992,705
                  Refunding Bonds, Series 1994 (FHA-Insured Mortgage Loan -
                  Rainbow Towers Project), 6.700%, 7/01/23

                 Kansas Development Finance Authority, Multi-family Housing Revenue
                 Bonds (Park Apartments Project), Series 1996:
      325,000     5.700%, 12/01/09 (Alternative Minimum Tax)                              12/06 at 100       AAA          336,421
      665,000     5.900%, 12/01/14 (Alternative Minimum Tax)                              12/06 at 100       AAA          694,466
    1,150,000     6.000%, 12/01/21 (Alternative Minimum Tax)                              12/06 at 100       AAA        1,200,773

    5,000,000    Kansas Development Finance Authority, Multi-family Housing Refunding     12/08 at 101       N/R        4,926,150
                  Revenue Bonds (First Kansas State Partnership, L.P. Project),
                  Series 1998Y, 6.125%, 12/01/28 (Alternative Minimum Tax)

                 Lenexa, Kansas, Multi-family Housing Revenue Refunding Bonds
                 (Barrington Park Apartments Project) Series 1993A:
      445,000     6.300%, 2/01/09                                                          2/03 at 102        AA          469,586
      475,000     6.400%, 2/01/10                                                          2/03 at 102        AA          501,177
    2,000,000     6.450%, 2/01/18                                                          2/03 at 102        AA        2,110,080
    1,000,000     6.500%, 2/01/23                                                          2/03 at 102        AA        1,049,080

    1,000,000    City of Olathe, Kansas, Multi-family Housing Refunding Revenue Bonds      6/04 at 102       AAA        1,063,570
                  (Federal National Mortgage Association Program - Deerfield
                  Apartments Project), Series 1994A, 6.450%, 6/01/19

                 City of Wichita, Kansas, Multi-family Housing Revenue Refunding Bonds
                 (The Shores Apartments Project), Series 1994 XI-A:
    1,500,000     6.700%, 4/01/19                                                          4/09 at 102        AA        1,639,620
    2,000,000     6.800%, 4/01/24                                                          4/09 at 102        AA        2,201,140

      900,000    City of Wichita, Kansas, Multi-family Housing Revenue Bonds              11/05 at 102         A          930,429
                  (Brentwood Apartments Project), Senior Lien Series 1995 IX-A,
                  5.850%, 12/01/25
---------------------------------------------------------------------------------------------------------------------------------
                 Housing/Single Family - 6.6%

    2,445,000    City of Kansas City, Kansas, GNMA Collateralized Mortgage Revenue         5/05 at 103       Aaa        2,542,849
                  Bonds, Series 1995, 5.900%, 11/01/27 (Alternative Minimum Tax)

      295,000    City of Olathe, Kansas, Labette County, Collateralized Single             2/05 at 105       Aaa          328,034
                  Family Mortgage Refunding Revenue Bonds, Series 1994C-I,
                  7.800%, 2/01/25

    1,360,000    Sedgwick and Shawnee Counties, Kansas, Single Family Mortgage            No Opt. Call       Aaa        1,505,955
                  Revenue Bonds (Mortgage-Backed Securities Program), 1997
                  Series A-1, 6.950%, 6/01/29 (Alternative Minimum Tax)

    1,250,000    Sedgwick and Shawnee Counties, Kansas, Single Family Mortgage             6/08 at 105       Aaa        1,374,788
                  Revenue Bonds (Mortgage-Backed Securities Program), 1998
                  Series A-1, 5.500%, 12/01/22 (Alternative Minimum Tax)

    1,460,000    Sedgwick, Shawnee, and Leavenworth Counties, Kansas, GNMA                 6/99 at 103       AAA        1,505,771
                  Collateralized Mortgage Revenue Bonds, 1989 Series A,
                  7.875%, 12/01/21 (Alternative Minimum Tax)

      940,000    Sedgwick and Shawnee Counties, Kansas, Collateralized Single             11/04 at 105       Aaa        1,041,125
                  Family Mortgage Refunding Revenue Bonds, Series 1994A-III,
                  8.125%, 5/01/24 (Alternative Minimum Tax)
---------------------------------------------------------------------------------------------------------------------------------
                 Tax Obligation/General - 1.5%

    1,350,000    Commonwealth of Puerto Rico, General Obligation Public Improvement        7/04 at 102       AAA        1,516,496
                  Bonds of 1994, 6.450%, 7/01/17

      350,000    Unified School District No. 437 (Auburn - Washburn), Shawnee              3/02 at 100       AAA          373,674
                  County, Kansas, General Obligation Refunding Bonds, Series 1992,
                  6.600%, 9/01/09

               Portfolio of Investments

               May 31, 1999

    Principal                                                                             Option Call                         Market
       Amount      Description                                                            Provisions*     Ratings**            Value
------------------------------------------------------------------------------------------------------------------------------------
                   Tax Obligation/Limited - 22.3%

    4,450,000      State of Kansas, Department of Transportation, Highway Revenue          9/02 at 102          AA+     $  4,816,502
                     Bonds, Series 1992A, 6.000%, 9/01/12

    1,050,000      Kansas Development Finance Authority, Revenue Bonds, Series 1992T,     12/00 at 102          N/R        1,102,311
                     (State of Kansas - Kansas Highway Patrol Central Training
                     Facility), 6.600%, 12/01/07

                   Puerto Rico Highway and Transportation Authority, Highway Revenue
                     Bonds, Series W:
    1,000,000        5.500%, 7/01/13                                                      No Opt. Call            A        1,063,120
    1,000,000        5.500%, 7/01/15                                                      No Opt. Call          AAA        1,069,090

      750,000      Puerto Rico Highway and Transportation Authority, Highway Revenue      No Opt. Call            A          797,340
                     Bonds, Series X, 5.500%, 7/01/13

    7,800,000       Puerto Rico Highway and Transportation Authority, Highway Revenue      7/16 at 100            A        8,022,300
                      Bonds, Series Y of 1996, 5.500%, 7/01/36

      520,000       Puerto Rico Highway and Transportation Authority, Transportation       7/08 at 101            A          493,938
                      5.000%, 7/01/38

       20,000      Puerto Rico Infrastructure Finance Authority, Special Tax Revenue       7/99 at 101         BBB+           20,463
                     Bonds, Series 1988A, 7.750%, 7/01/08

      500,000      Puerto Rico Public Buildings Authority, Government Facilities       7/07 at 101 1/2            A          497,065
                     Revenue Bonds, Series B, Guaranteed by the Commonwealth of
                     Puerto Rico, 5.250%, 7/01/21

      250,000      Shawnee County, Kansas, Certificates of Participation,                  7/09 at 100          N/R          239,770
                     Series 1999A (Shawnee Community Mental Health Center, Inc.
                      Project), 5.350%, 7/01/19

                   Topeka Public Building Commission, Kansas, Revenue Bonds, Series
                   1998 (State of Kansas - 10th and Jackson Projects):
      1,000,000      5.000%, 6/01/24                                                       6/09 at 100          AAA          976,970
      3,250,000      5.000%, 6/01/31                                                       6/09 at 100          AAA        3,146,683

      1,000,000    Topeka Public Building Commission, Kansas, Revenue Bonds, Series        6/09 at 100          AAA          970,110
                     1999 (State of Kansas - Department of Social and Rehabilitation
                     Services Project), 5.000%, 6/01/30

      2,000,000    Virgin Islands Public Finance Authority, Revenue and Refunding         10/08 at 101         BBB-        2,016,520
                     Bonds (Virgin Islands Matching Fund Loan Notes),
                     Series 1998A (Senior Lien/Refunding), 5.625%, 10/01/25

     14,025,000    The Unified Government of Wyandotte County, Kansas City, Kansas,       No Opt. Call          AAA        3,049,175
                     Sales Tax Special Obligation Revenue Bonds (Kansas International
                     Speedway Corporation Project), Series 1999, 0.000%, 12/01/27
------------------------------------------------------------------------------------------------------------------------------------
                   Transportation - 1.3%

      1,500,000    Puerto Rico Ports Authority, Special Facilities Revenue Bonds,          6/06 at 102         BBB-        1,608,795
                     1996 Series A (American Airlines, Inc. Project), 6.250%,
                     6/01/26 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------
                   U.S. Guaranteed - 10.8%

        440,000    Unified School District No. 340, Jefferson County, Kansas,              9/04 at 100          AAA          487,137
                     General Obligation Bonds, Series 1994, 6.350%, 9/01/14
                     (Pre-refunded to 9/01/04)

     12,475,000    Johnson County, Kansas, Residual Revenue and Refunding Bonds,          No Opt. Call          Aaa        6,639,195
                     Series 1992, 0.000%, 5/01/12

        540,000    City of Kansas City, Kansas, Utility System Refunding and               9/04 at 102          AAA          607,219
                     Improvement Revenue Bonds, Series 1994, 6.375%, 9/01/23
                     (Pre-refunded to 9/01/04)

      1,000,000    Commonwealth of Puerto Rico, Public Improvement Bonds of 1994       7/04 at 101 1/2          AAA        1,123,330
                     (General Obligation Bonds), 6.450%, 7/01/17 (Pre-refunded to
                     7/01/04)

         80,000    Puerto Rico Highway and Transportation Authority, Highway           7/02 at 101 1/2          AAA           87,710
                     Revenue Bonds, Series T, 6.625%, 7/01/18 (Pre-refunded to
                     7/01/02)

                   Reno and Labette Counties, Kansas, Single Family Mortgage Revenue
                     Bonds, Series 1983A:
      2,120,000      0.000%, 12/01/15                                                     No Opt. Call          AAA          921,670
      1,000,000      0.000%, 12/01/15                                                     No Opt. Call          Aaa          434,750

      2,095,000    Reno, Sedwick, and Finney Counties, Kansas, Single Family              No Opt. Call          AAA          888,301
                     Mortgage Revenue Bonds, Series 1984A, 0.000%, 4/01/16

      2,250,000    City of Wichita, Kansas, Revenue Bonds (CSJ Health System of           11/01 at 102        A+***        2,478,038
                     Wichita, Inc.), Series 1985 XXV (Remarketed), 7.200%, 10/01/15

    Principal                                                                          Option Call                            Market
       Amount      Description                                                         Provisions*        Ratings**            Value
------------------------------------------------------------------------------------------------------------------------------------
                   Utilities - 7.7%

    1,500,000      City of Gardner, Kansas, Electric Utility System Revenue Bonds,    11/01 at 101              N/R     $  1,589,475
                     Series 1992 Refunding, 7.000%, 11/01/09

    1,000,000      City of Holton, Kansas, Electric System Revenue Bonds, Series      12/08 at 100               AA          963,610
                     1999A, 5.150%, 12/01/21

                   Kansas City, Kansas, Utility System Refunding and Improvement
                     Revenue Bonds, Series 1994:
    2,500,000        6.250%, 9/01/14                                                   9/04 at 102              AAA        2,762,675
    1,110,000        6.375%, 9/01/23                                                   9/04 at 102              AAA        1,227,272

      750,000      Puerto Rico Electric Power Authority, Power Revenue Bonds,      7/08 at 101 1/2             BBB+          719,460
                     Series  DD, 5.000%, 7/01/28

                   Puerto Rico Electric Power Authority, Power Revenue Bonds,
                     Series T:
      215,000        6.125%, 7/01/08                                                   7/04 at 102             BBB+          237,630
      150,000        6.000%, 7/01/16                                                   7/04 at 102             BBB+          160,711

    5,000,000      Puerto Rico Electric Power Authority, Power Revenue Bonds, Series
                     O, 0.000%, 7/01/17                                               No Opt. Call              AAA        2,035,399
------------------------------------------------------------------------------------------------------------------------------------
                   Water and Sewer - 2.9%

    3,000,000      Kansas Development Finance Authority, Water Pollution Control      11/03 at 102              AA+        3,238,589
                     Revolving Fund Revenue Bonds, 1993 SRF Series II
                     (Leveraged Bonds), 6.000%, 11/01/14

      350,000      City of Newton, Kansas, Wastewater Treatment System Refunding       3/02 at 102              N/R          384,688
                     Revenue Bonds, Series 1998, 7.125%, 3/01/12
------------------------------------------------------------------------------------------------------------------------------------
  143,325,000      Total Investments - (cost $118,230,539) - 98.6%                                                       124,655,408
------------------------------------------------------------------------------------------------------------------------------------
                    Other Assets Less Liabilities - 1.4%                                                                    1,830,4
                   -----------------------------------------------------------------------------------------------------------------
                   Net Assets - 100%                                                                                    $126,485,866
                   =================================================================================================================


                   * Optional Call Provisions (not covered by the report of independent public accountants): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

                   ** Ratings (not covered by the report of independent public accountants): Using the higher of Standard & Poor's or Moody's rating.

                   *** Securities are backed by an escrow or trust containing sufficient U.S. government or U.S. government agency securities which ensures the timely payment of principal and interest. Securities are normally considered to be equivalent to AAA rated securities .

                   N/R Investment is not rated.


                                 See accompanying notes to financial statements.

               Portfolio of Investments

               Nuveen Flagship Missouri Municipal Bond Fund
               May 31, 1999

     Principal                                                                            Optional Call                   Market
        Amount       Description                                                            Provisions*     Ratings**      Value
----------------------------------------------------------------------------------------------------------------------------------
                     Consumer Cyclical - 0.9%

$    2,125,000       Missouri Economic Development Export and Infrastructure Board,        12/01 at 102       N/R      $2,243,214
                      Industrial Development
                      Revenue Refunding Bonds (Drury Inn Project), Series 1988
                      Remarketing, 8.250%, 12/01/12
----------------------------------------------------------------------------------------------------------------------------------
                     Consumer Staples - 3.2%

     3,000,000       The Industrial Development Authority of the County of Cape             5/08 at 101        AA       2,932,620
                      Girardeau, Missouri, Solid Waste
                      Disposal Revenue Bonds (The Procter & Gamble Products Company
                      Project), 1998 Series, 5.300%, 5/15/28 (Alternative Minimum Tax)

     5,500,000       Missouri State Development Finance Board, Solid Waste Disposal         No Opt. Call        AA      5,397,425
                      Revenue Bonds (Procter & Gamble Paper Products Company Project),
                      Series 1999, 5.200%, 3/15/29
                      (Alternative Minimum Tax) (DD)
----------------------------------------------------------------------------------------------------------------------------------
                     Education and Civic Organizations - 8.0%

     1,000,000       Missouri Higher Education Loan Authority, Student Loan Revenue         2/02 at 102         A       1,053,850
                      Bonds, Series 1992
                      Subordinate Lien, 6.500%, 2/15/06 (Alternative Minimum Tax)

     4,190,000       Missouri Higher Education Loan Authority, Student Loan                 2/04 at 102         A       4,439,724
                      Revenue Bonds, Series 1994F, 6.750%, 2/15/09 (Alternative
                      Minimum Tax)

     1,155,000       Health and Educational Facilities Authority of the State of            No Opt. Call        AA      1,185,018
                      Missouri, Educational Facilities
                      Revenue Bonds (Rockhurst University), Series 1999, 5.500%,
                      10/01/25

     3,630,000       Health and Educational Facilities Authority of the State of            6/04 at 102        A2       3,886,387
                      Missouri, Educational Facilities
                      Revenue Bonds (University of Health Sciences Project), Series
                      1994, 6.350%, 6/01/14

                     Health and Educational Facilities Authority of the State of
                      Missouri, Educational Facilities Revenue Bonds (Maryville
                      University of Saint Louis Project), Series 1997:

     1,475,000       5.625%, 6/15/13                                                        6/07 at 101      Baa1       1,537,865
     1,250,000       5.750%, 6/15/17                                                        6/07 at 101      Baa1       1,271,425

     3,000,000       Health and Educational Facilities Authority of the State of           11/08 at 101       AA+       2,831,760
                      State of Missouri, Educational Facilities
                      Revenue Bonds (Washington University), Series 1998A, 5.000%,
                      11/15/37

     1,100,000       Health and Educational Facilities Authority of the State of           10/08 at 100       N/R       1,022,890
                      Missouri, Educational Facilities
                      Revenue Bonds (The Barstow School), Series 1998, 5.250%,
                      10/01/23

                     The Industrial Development Authority of the City of St. Louis,
                      Missouri, Industrial Revenue Refunding Bonds (Kiel Center
                      Multipurpose Arena Project), Series 1992:

       650,000       7.625%, 12/01/09 (Alternative Minimum Tax)                            12/02 at 102       N/R         696,456
     1,000,000       7.750%, 12/01/13 (Alternative Minimum Tax)                            12/02 at 102       N/R       1,073,730
       500,000       7.875%, 12/01/24 (Alternative Minimum Tax)                            12/02 at 102       N/R         538,820

     1,000,000       Curators of the University of Missouri, Facilities Revenue            11/07 at 101       AA+       1,059,880
                      Bonds, Series 1997,
                      5.800%, 11/01/27
----------------------------------------------------------------------------------------------------------------------------------
                     Health Care - 16.4%

       415,000       Dent County, Missouri, Industrial Development Authority,              6/01 at 102       N/R          438,684
                      Industrial Development Revenue Bonds (Southeast Missouri
                      Community Treatment Center), 8.500%, 6/01/12

       775,000       Farmington, Missouri, Industrial Development Authority, Revenue       6/01 at 102       N/R          821,810
                      Bonds, Series 1992 (Southeast Missouri Community Treatment
                      Center Project), 8.500%, 6/01/12

     1,150,000       The Industrial Development Authority of the City of Hannibal,         3/06 at 102       AAA        1,197,633
                      Missouri, Health Facilities Revenue Bonds, Series 1996A (Hannibal
                      Regional Hospital), 5.750%, 3/01/22

     Principal                                                                            Optional Call                   Market
        Amount       Description                                                            Provisions*     Ratings**      Value
----------------------------------------------------------------------------------------------------------------------------------
                     Health Care (continued)

                     The Industrial Development Authority of the County of Jackson,
                     State of Missouri Health Care System Revenue Bonds, Saint Joseph
                     Health Center Issue, Series 1992:

$    2,000,000        6.500%, 7/01/12                                                       7/02 at 102       AAA      $2,159,560
     6,250,000        6.500%, 7/01/19                                                       7/02 at 102       AAA       6,758,125

     2,565,000       Health and Educational Facilities Authority of the State of            2/02 at 102       AAA       2,742,472
                       Missouri, Health Facilities Revenue Bonds (Health Midwest),
                       Series 1992B, 6.250%, 2/15/12

       555,000       Health and Educational Facilities Authority of the                     11/02 at 102      BBB+        595,010
                       State of Missouri, Health Facilities Revenue Bonds (Heartland
                       Health System Project), Series 1992, 6.875%, 11/15/04

                     Health and Educational Facilities Authority of the State of
                       Missouri, Health Facilities Revenue Bonds (BJC Health System),
                       Series 1994A:

     2,450,000         6.750%, 5/15/12                                                      No Opt. Call        AA      2,895,361
       650,000         6.500%, 5/15/20                                                      5/04 at 102        AA         733,551

                     Health and Educational Facilities Authority of the State of
                       Missouri, Health Facilities Revenue Bonds (Freeman Health System
                       Project), Series 1998:

     3,700,000        5.250%, 2/15/18                                                       2/08 at 102      BBB+       3,592,441
     1,675,000        5.250%, 2/15/28                                                       2/08 at 102      BBB+       1,598,486

       395,000       Health and Educational Facilities Authority of the                     2/06 at 102      BBB+         418,929
                       State of Missouri, Health Facilities Revenue Bonds (Lake of the
                       Ozarks General Hospital Inc.), Series 1996, 6.500%, 2/15/21

                     Health and Educational Facilities Authority of the State of
                       Missouri, Health Facilities Revenue Bonds (Capital Region Medical
                       Center), Series 1998:

       790,000        5.250%, 11/01/23                                                      11/06 at 100      BBB+        757,460
       350,000        5.300%, 11/01/28                                                      11/06 at 100      BBB+        334,439

                     Health and Educational Facilities Authority of the
                      State of Missouri, Health Facilities Revenue Bonds (Lester Cox
                      Medical Center), Series 1992H:

     2,650,000        0.000%, 9/01/17                                                       No Opt. Call       AAA      1,021,469
     4,740,000        0.000%, 9/01/21                                                      No Opt. Call       AAA       1,459,114
     6,300,000        0.000%, 9/01/22                                                      No Opt. Call       AAA       1,836,828

     1,000,000       State Environmental Improvement and Energy Resource Authority,        No Opt. Call        A3       1,088,640
                      Missouri Pollution Control Revenue Refunding Bonds, American
                      Cyanamid Company Issue, Series 1994, 5.800%, 9/01/09

    3,000,000        The Industrial Development Authority of the County of                  5/08 at 101      BBB+       2,906,070
                      Taney, Missouri, Hospital Revenue Bonds (The Skaggs Community
                      Hospital Association), Series 1998, 5.400%, 5/15/28

                     The Curators of the University of Missouri, Health Facilities Revenue
                      Bonds (University of Missouri Health System), Series 1996A:

    2,000,000         5.500%, 11/01/16                                                     11/06 at 102       AAA       2,041,920
    1,390,000         5.600%, 11/01/26                                                     11/06 at 102       AAA       1,434,605

                     The Industrial Development Authority of the City of West Plains,
                      Missouri, Hospital Facilities Revenue Bonds (Ozark Medical Center),
                      Series 1997:

    1,000,000         5.500%, 11/15/12                                                     11/07 at 101      BBB-         994,340
    2,095,000         5.600%, 11/15/17                                                     11/07 at 101      BBB-       2,068,854
    2,230,000         5.650%, 11/15/22                                                     11/07 at 101      BBB-       2,190,150
----------------------------------------------------------------------------------------------------------------------------------
                     Housing/Multifamily - 10.8%

      650,000        The Industrial Development Authority of Kansas City, Missouri,         2/08 at 102       AAA         659,887
                      Multi-family Housing Revenue Refunding Bonds (President Gardens
                      Apartment Project), Series 1997A, 5.550%, 8/01/25

    2,000,000        Missouri Economic Development Export and Infrastructure Board,         9/99 at 102        AA       2,053,420
                      Multi-family Housing Revenue Refunding Bonds, 1991 Series A
                      (Quality Hill Projects), 7.500%, 9/15/21
                      (Mandatory put 9/15/11)

      885,000        Missouri Housing Development Commission, Multi-family Housing         12/05 at 103       N/R         919,683
                      Revenue Bonds, Series 1995A (Primm Place Apartments Project),
                      6.250%, 12/01/17 (Alternative Minimum Tax)

    1,000,000        Missouri Housing Development Commission, Multi-family Housing          6/08 at 100       AAA       1,006,360
                      Revenue Refunding Bonds (FHA-Insured Mortgage Loans), Series 1998,
                      5.450%, 6/01/28 (Alternative Minimum Tax)

               Portfolio of Investments

               May 31, 1999

    Principal                                                                                Optional Call                  Market
      Amount        Description                                                               Provisions*    Ratings**      Value
-----------------------------------------------------------------------------------------------------------------------------------
                    Housing/Multifamily (continued)

$   2,815,000       Missouri Housing Development Commission, Multi-family                    4/08 at 102         N/R   $  2,804,444
                     Housing Revenue Bonds (The Mansion Apartments Phase II
                     Project), Series 1999, 6.125%, 10/01/22 (Alternative Minimum Tax)

      655,000       The Industrial Development Authority of the City of Raytown,             1/07 at 100         AAA        667,936
                     Missouri, Multi-family Housing Refunding Revenue Bonds
                     (Brittany Place Apartments Project), Series 1997A, 5.600%,
                     1/01/21 (Alternative Minimum Tax)

    2,000,000       Housing Authority of St. Louis County, Missouri, Multi-family            3/05 at 102         AAA      2,133,060
                     Housing Revenue Refunding Bonds (Kensington Square Apartments
                     Project), Series 1995, 6.650%, 3/01/20

    9,105,000       The Industrial Development Authority of the County of St.                8/06 at 105         AAA      9,977,805
                     Louis, Missouri, Multi-family Housing Revenue Bonds, Series
                     1996A (GNMA Mortgage-Backed Securities - Covington Manor
                     Apartments), 6.875%, 8/20/36 (Alternative Minimum Tax)

    3,685,000       Industrial Development Authority of the County of St. Louis,             1/08 at 100         AAA      3,758,221
                     Missouri, Multi-family Housing Revenue Refunding Bonds
                     (Bonhomme Village Apartments Project), Series 1997A,
                     5.450%, 1/01/28

      500,000       Industrial Development Authority of the County of St. Louis,             3/09 at 102         AAA        498,405
                     Missouri, Multi-family Housing Revenue Refunding Bonds
                     (GNMA Collateralized - Lucas Hunt Village Apartments Project),
                     Series 1999A, 5.200%, 9/20/31

    1,890,000       Land Clearance for Redevelopment Authority of the City of                5/03 at 102        AAA       1,975,315
                     St. Louis, Missouri, Multi-family Mortgage Refunding Bonds
                     - Series 1993 (FHA-Insured Mortgage Loan - St. Louis Place
                     Apartments), 6.250%, 8/01/27

    1,425,000       The Industrial Development Authority of University City,                 8/07 at 102        Aaa       1,482,570
                     Missouri, Revenue Refunding Bonds, Series 1997A (GNMA
                     Collateralized - River Valley Apartments), 5.900%, 2/20/37
-----------------------------------------------------------------------------------------------------------------------------------
                    Housing/Single Family - 8.1%

    1,500,000       Greene County, Missouri, Collateralized Single Family                   No Opt. Call        AAA       1,632,165
                     Mortgage Revenue Bonds, Series 1996, 6.300%, 12/01/22
                     (Alternative Minimum Tax)

    1,665,000       Missouri Housing Development Commission, Single Family                   1/07 at 102        AAA       1,753,079
                     Mortgage Revenue Bonds (Homeownership Loan Program),
                     1996 Series D, 6.125%, 3/01/28 (Alternative Minimum Tax)

      920,000       Missouri Housing Development Commission, Single Family                   3/07 at 105        AAA       1,039,517
                     Mortgage Revenue Bonds (Homeownership Loan Program),
                     1997 Series A-2, 7.300%, 3/01/28 (Alternative
                     Minimum Tax)

      250,000       Missouri Housing Development Commission, Single Family                   3/07 at 101        AAA         259,490
                     Mortgage Revenue Bonds (Homeownership Loan Program),
                     1997 Series B-2, 5.900%, 9/01/28 (Alternative
                     Minimum Tax)

      105,000       Missouri Housing Development Commission, Single Family                   2/00 at 102        AAA         108,201
                     Mortgage Revenue Bonds (GNMA Mortgage-Backed Securities
                     Program), 1990 Series A, 7.625%, 2/01/22 (Alternative
                     Minimum Tax)

                    Missouri Housing Development Commission, Single
                     Family Mortgage Revenue Bonds (Homeownership Loan
                     Program), 1995 Series B Remarketing:

    2,140,000        6.375%, 9/01/20 (Alternative Minimum Tax)                               9/06 at 102        AAA       2,269,427
    1,690,000        6.450%, 9/01/27 (Alternative Minimum Tax)                               9/06 at 102        AAA       1,800,036

      595,000       Missouri Housing Development Commission, Single Family                   6/00 at 102        AAA         616,372
                     Mortgage Revenue Bonds (GNMA Mortgage-Backed Securities
                     Program), 1990 Series B, 7.750%, 6/01/22 (Alternative
                     Minimum Tax)

    1,335,000       Missouri Housing Development Commission, Single Family                   2/01 at 102        AAA       1,395,262
                     Mortgage Revenue Bonds (GNMA Mortgage-Backed Securities
                     Program), 1991 Series A, 7.375%, 8/01/23 (Alternative
                     Minimum Tax)

                    Missouri Housing Development Commission, Single Family
                     Mortgage Revenue Bonds (GNMA Mortgage-Backed Securities
                     Program), 1994 Series A:

      360,000        6.700%, 12/01/07 (Alternative Minimum Tax)                             12/04 at 102        AAA         380,030
    1,585,000        7.125%, 12/01/14 (Alternative Minimum Tax)                             12/04 at 102        AAA       1,704,398
      700,000        7.200%, 12/01/17 (Alternative Minimum Tax)                             12/04 at 102        AAA         753,459

    1,700,000       Missouri Housing Development Commission, Single Family                   9/07 at 101        AAA       1,741,973
                     Mortgage Revenue Bonds (Homeownership Loan Program),
                     1997 Series C-2 , 5.500%, 9/01/17 (Alternative Minimum
                     Tax)

      980,000       Missouri Housing Development Commission, Single Family                   3/08 at 105        AAA       1,076,295
                     Mortgage Revenue Bonds (Homeownership Loan Program),
                     1998 Series B-2, 6.400%, 3/01/29 (Alternative Minimum
                     Tax)

    1,200,000       Missouri Housing Development Commission, Single Family                   9/08 at 105        AAA       1,313,220
                     Mortgage Revenue Bonds (Homeownership Loan Program),
                     1998 Series D-2, 6.300%, 3/01/29 (Alternative Minimum
                     Tax)

   Principal                                                                                Optional Call                  Market
    Amount          Description                                                              Provisions*     Ratings**     Value
------------------------------------------------------------------------------------------------------------------------------------
                    Housing/ Single Family (continued)

$   3,000,000       Missouri Housing Development Commission, Single Family                   9/08 at 101        AAA   $    2,967,120
                     Mortgage Revenue Bonds (Homeownership Loan Program),
                     1998 Series E-1, 5.200%, 9/01/23 (Alternative Minimum Tax)

                    Industrial/Other -0.2%

      500,000       City of Jefferson, Missouri, Industrial Refunding                        4/00 at 100        N/R          504,735
                     Revenue Bond, Series 1992 (Scholastic, Inc. Project),
                     7.200%, 4/01/03
------------------------------------------------------------------------------------------------------------------------------------
                    Long-Term Care - 8.3%

    1,000,000       The Industrial Development Authority of the City of                     12/08 at 104        AAA        1,005,150
                     Bridgeton, Missouri, Facilities Revenue Bonds, Series
                     1999A (GNMA Collateralized- Mizpah Assisted Living
                     Services Project), 5.600%, 12/20/38

    4,800,000       The Industrial Development Authority of Kansas City,                    11/08 at 102        N/R        4,593,744
                     Missouri, Retirement Facility Refunding and Improvement
                     Revenue Bonds, Series 1998A (Kingswood Project),
                     5.875%, 11/15/29

    1,000,000       The Industrial Development Authority of the City of                      8/05 at 102        N/R        1,062,580
                     Lees Summit, Missouri Health Facilities Revenue Bonds
                     (John Knox Village Project), Series 1995, 6.625%,
                     8/15/13

    3,750,000       Health and Educational  Facilities Authority of the                      2/06 at 102        N/R        3,918,638
                     State of Missouri, Health Facilities Revenue Bonds
                     (Lutheran Senior Services), Series 1996A,
                     6.375%, 2/01/27

    3,000,000       Health and Educational Facilities Authority of the                        2/07at 102        N/R        3,073,080
                     State of Missouri, Health Facilities Revenue Bonds
                     (Lutheran Senior Services), Series 1997, 5.875%,
                     2/01/23

                    The Industrial Development Authority of the County of
                     St. Louis, Missouri, Refunding Revenue Bonds
                     (Friendship Village of South County Project), Series
                     1996A:

    1,265,000        5.750%, 9/01/05                                                        No Opt. Call        N/R        1,337,662


    1,800,000        6.250%, 9/01/10                                                         9/06 at 102        N/R        1,938,690

                    The Industrial Development Authority of the County of
                     St. Louis, Missouri, Revenue Bonds (Bethesda Living
                     Centers - Autumn View Gardens at Schuetz Road Project),
                     Series 1998B:

      475,000        5.750%, 8/15/18                                                         8/03 at 100        N/R          456,546

    1,500,000        5.850%, 8/15/28                                                         8/08 at 102        N/R        1,456,950

    2,425,000       The Industrial Development Authority of the County of                    8/05 at 104        AAA        2,628,991
                     St. Louis, Missouri, Healthcare Facilities Revenue
                     Bonds, Series1995 (GNMA Collateralized -Mother of
                     Perpetual Help Project), 6.250%, 8/01/28
------------------------------------------------------------------------------------------------------------------------------------
                     Tax Obligation/General -3.3%

    1,000,000       Jefferson City School District, Missouri, General                     No Opt. Call           Aa        1,180,490
                     Obligation Bonds, Series 1991A, 6.700%, 3/01/11
                     Commonwealth of Puerto Rico, General Obligation Public
                     Improvement Bonds of 1994:

    2,500,000        6.450%, 7/01/17                                                         7/04 at 102        AAA        2,808,325

    3,350,000        6.500%, 7/01/23                                                      7/04 at 1011/2        AAA        3,770,794


    1,540,000       Francis Howell School District, St. Charles County,                     No Opt. Call        AAA          772,279
                     Missouri, General Obligation Bonds, Series 1998C
                     (Missouri Direct Deposit Program), 0.000%, 3/01/13
------------------------------------------------------------------------------------------------------------------------------------
                    Tax Obligation/Limited - 14.4%

    2,285,000       The Public Building Corporation of the City of Branson,                 11/06 at 101        BBB        2,425,710
                     Missouri, Leasehold Revenue Bonds, Series 1995 (City
                     Hall and Fire Station Improvement Projects), 6.250%,
                     11/01/12

    1,025,000       Excelsior Springs, Missouri, School District Building                    No Opt.Call        AAA          496,315
                     Corporation, Leasehold Revenue Bonds, Excelsior Springs
                     40 School District of Excelsior Springs, Missouri,
                     Series 1994, 0.000%, 3/01/14


    2,000,000       Jackson County, Missouri, Public Facilities Authority,                  12/04 at 100        AAA        2,166,620
                     Leasehold Revenue Refunding and Improvement Bonds
                     (Capital Improvements Project), Series 1994, 6.125%,
                     12/01/15


    1,200,000       Land Clearance For Redevelopment Authority, Kansas                      12/05 at 102        AAA        1,276,428
                     City, Missouri, Lease Revenue Bonds (Municipal
                     Auditorium and Muehlebach Hotel Redevelopment Project),
                     Series 1995A, 5.900%, 12/01/18

               Portfolio of Investments

               May 31, 1999

     Principal                                                                          Optional Call                  Market
      Amount      Description                                                             Provisions*    Ratings**     Value
-------------------------------------------------------------------------------------------------------------------------------
                  Tax Obligation/Limited (continued)

                  The City of Lake Saint Louis, Missouri, Certificates of
                  Participation, Public Facilities Authority, Series 1993
                  (Municipal Golf Course Project):
  $1,020,000       6.900%, 12/01/05                                                       12/02 at 103      N/R      $ 1065,900
   2,720,000       7.550%, 12/01/14                                                       12/02 at 103      N/R       2,856,000

   1,500,000      Missouri School Boards Association, Insured Lease                        3/06 at 101      AAA       1,585,725
                   Participation Certificates (Fox C-6 School District, Jefferson
                  County, Missouri Project), Series 1996, 5.625%, 3/01/11

     320,000      State of Missouri, Certificates of Participation (Psychiatric           11/05 at 100       AA         340,003
                   Rehabilitation Center Project), Series A 1995, 6.000%,
                   11/01/15

   1,500,000      Puerto Rico Highway and Transportation Authority, Highway            7/02 at 101 1/2        A       1,627,110
                   Revenue Bonds, 1992 Series V, 6.625%, 7/01/12

   5,900,000      Puerto Rico Highway and Transportation Authority, Highway                7/16 at 100        A       6,068,150
                   Revenue Bonds, 1996 Series Y, 5.500%, 7/01/36

   1,400,000      Puerto Rico Highway and Transportation Authority, Highway               No Opt. Call      AAA       1,496,726
                   Revenue Bonds, Series W, 5.500%, 7/01/15

   5,500,000      Puerto Rico Public Buildings Authority, Revenue Refunding               No Opt. Call        A       5,763,120
                   Bonds, Series L, Guaranteed by the Commonwealth of Puerto
                   Rico, 5.500%, 7/01/21

     250,000      Puerto Rico Public Buildings Authority, Government                   7/07 at 101 1/2        A         248,533
                   Facilities Revenue Bonds, Series B, Guaranteed by the
                   Commonwealth of Puerto Rico, 5.250%, 7/01/21

   3,000,000      Regional Convention and Sports Complex Authority, St. Louis             8/03/ at 102      Aa3       3,106,500
                   County, Missouri, Convention and Sports Facility Project
                   Refunding Bonds, Series B 1993, 5.750%, 8/15/21

     780,000      Land Clearance for Redevelopment Authority of the City of St.            7/07 at 101      AAA         787,753
                   Louis, Missouri Kiel Site Lease Revenue Refunding Bonds,
                   Series 1997B, 5.300%, 7/01/16

                  Regional Convention and Sports Complex Authority, City of St.
                   Louis, Missouri, Convention and Sports Facility Project
                   Refunding Bonds, Series C 1997:
   1,660,000       5.300%, 8/15/17                                                          8/07 at 100      AAA      1,675,156
   4,000,000       5.300%, 8/15/20                                                          8/07 at 100      AAA      4,032,800

      45,000      The City of St. Louis, Missouri, Regional Convention and                 8/03 at 100      N/R          49,133
                   Sports Complex Authority, Convention and Sports Facility
                   Project Bonds, Series C of 1991, 7.900%, 8/15/21
-------------------------------------------------------------------------------------------------------------------------------
                  Transportation - 4.2%

   2,000,000      Puerto Rico Ports Authority, Special Facilities Revenue Bonds,           6/06 at 102     BBB        2,145,060
                   1996 Series A (American Airlines, Inc. Project), 6.250%,
                   6/01/26 (Alternative Minimum Tax)

                  The City of St. Louis, Missouri, Airport Revenue Bonds, Series
                  1997 (1997 Capital Improvement Program), Lambert-St. Louis
                  International Airport:
     285,000       5.250%, 7/01/22 (Alternative Minimum Tax)                                7/07 at 101      AAA         278,830
   4,500,000       5.250%, 7/01/27 (Alternative Minimum Tax)                                7/07 at 101      AAA       4,393,215

   4,050,000      The City of St. Louis, Missouri, at 102 Parking Revenue                  12/06 at 102      AAA       4,104,189
                   Refunding Bonds, Series 1996, 5.375%, 12/15/21
-------------------------------------------------------------------------------------------------------------------------------
                  U.S. Guaranteed - 11.9%

   4,500,000      Cape Girardeau County, Missouri, Single Family Mortgage                  No Opt. Call      Aaa       2,076,705
                   Revenue Bonds, Series 1983, 0.000%, 12/01/14

   1,500,000      Clay County Public Building Authority, Leasehold Refunding and            5/02 at 102   N/R***       1,676,970
                   Improvement Revenue Bonds, Series 1992 (Paradise Pointe Golf
                   Course Project), 7.625%, 5/15/14 (Pre-refunded to 5/15/02)

   1,070,000      Greene County, Missouri, Single Family Mortgage Revenue Bonds,           No Opt. Call      Aaa         454,868
                   Series 1984, 0.000%, 3/01/16

      50,000      City of Hamilton, Missouri, Waterworks Revenue Bonds, Series          7/99 at 103 1/2   N/R***          51,943
                  1989, 7.750%, 7/01/14 (Pre-refunded to 7/01/99)

   4,000,000      City of Kansas City, Missouri, General Improvement Airport                9/04 at 101      AAA       4,555,320
                   Revenue Bonds, Series 1994B, 6.875%, 9/01/14 (Pre-refunded to
                   9/01/04)

     645,000      Kansas City Municipal Assistance Corporation, Leasehold                  11/01 at 101    A3***         692,904
                   Improvement Revenue Bonds, Series 1991A (Truman Medical Center
                   Charitable Foundation Project), 7.000%, 11/01/09 (Pre-refunded to 11/01/01)

     Principal                                                                           Optional Call                 Market
       Amount    Description                                                             Provisions*    Ratings**     Value
-------------------------------------------------------------------------------------------------------------------------------
                 U.S. Guaranteed (continued)

$ 2,500,000      The Industrial Development Authority of the City of Kirkwood,            7/02 at 102     N/R***    $  2,721,525
                  Missouri, Health Care System Revenue Bonds, St. Joseph Hospital
                  of Kirkwood Issue, Series 1992, 6.500%, 7/01/12 (Pre-refunded to 7/01/02)

  1,000,000      Missouri Economic Development Export and Infrastructure Board,           5/02 at 100     N/R***       1,086,650
                  Industrial Development Revenue Bonds (Community Water Company
                  Inc. Project), Series 1992, 7.125%, 5/01/17 (Alternative
                  Minimum Tax) (Pre-refunded to 5/15/02)

    805,000      Health and Educational Facilities Authority of the State of              2/06 at 102    BBB+***         912,540
                  Missouri, Health Facilities Revenue Bonds (Lake of the Ozarks
                  General Hospital Inc.), Series 1996, 6.500%, 2/15/21 (Pre-
                  refunded to 2/15/06)

  1,500,000      Health and Educational Facilities Authority of the State of             10/04 at 101      A2***       1,666,695
                  Missouri, Educational Facilities Revenue Bonds (Saint Louis
                  University High School), Series 1994, 6.350%, 10/01/14 (Pre-
                  refunded to 10/01/04)

    155,000      State Environmental Improvement and Energy Resource Authority,          10/00 at 102     N/R***         164,999
                  State of Missouri, Water Pollution Control Revenue Bonds (State
                  Revolving Fund Program), Series 1990A, 7.000%, 10/01/10 (Pre-
                  refunded to 10/01/00)

                 Industrial Development Authority of the County of St. Louis,
                  Missouri, Health Care Facilities Revenue Bonds, Series 1992
                  (Lutheran Health Care Association):
  2,565,000       7.375%, 2/01/14 (Pre-refunded to 2/01/02)                               2/02 at 102     N/R***       2,832,299
  2,650,000       7.625%, 2/01/22 (Pre-refunded to 2/01/02)                               2/02 at 102     N/R***       2,942,799

    290,000      Certificates of Receipt, Series 1993, St. Louis County,                 No Opt. Call        AAA         306,910
                  Missouri, GNMA Collateralized Mortgage Revenue Bonds, Series
                  1989A (Escrowed with United States Governmental Obligations),
                  5.650%, 8/01/15 (Alternative Minimum Tax)

  1,000,000      Regional Convention and Sports Complex Authority, County of St.          8/03 at 100        AAA       1,117,050
                  Louis, Missouri, Convention and Sports Facility Project Bonds,
                  Series 1991B, 7.000%, 8/15/11 (Pre-refunded to 8/15/03)

  1,325,000      Land Clearance for Redevelopment Authority of the City of St.            7/00 at 102     N/R***       1,409,588
                  Louis, Lease Revenue Bonds, Series 1992 (Station East
                  Redevelopment Project), 7.750%, 7/01/21 (Pre-refunded to
                  7/01/00)

  3,975,000      City of St. Louis, Missouri, Parking Revenue Bonds, Series              12/02 at 102     AA-***       4,401,915
                  1992, 6.625%, 12/15/21 (Pre-refunded to 12/15/02)

    955,000      Regional Convention and Sports Complex Authority, City of St.            8/03 at 100        Aaa       1,098,794
                  Louis, Missouri, Convention and Sports Facility Bonds, Series
                  1991C, 7.900%, 8/15/21 (Pre-refunded to 8/15/03)

    445,000      The Board of Education of the City of St. Louis, Missouri,              10/01 at 102        AAA         483,577
                  General Obligation School Building Bonds, Series 1991, 6.750%,
                  4/01/11 (Pre-refunded to 10/01/01)

                 Vandalia, Missouri, Combined Water and Sewer System Revenue Bonds,
                  Series 1990:
     50,000       7.625%, 4/01/06 (Pre-refunded to 4/01/00)                               4/00 at 101     N/R***          52,292
     50,000       7.625%, 4/01/07 (Pre-refunded to 4/01/00)                               4/00 at 101     N/R***          52,292
--------------------------------------------------------------------------------------------------------------------------------
                 Utilities - 6.0%

  1,500,000      State Environmental Improvement and Energy Resource Authority,           5/00 at 102        AA-       1,572,585
                  Missouri, Environmental Improvement Revenue Bonds (Union
                  Electric Company Project), Series 1990A, 7.400%, 5/01/20

  1,500,000      Puerto Rico Electric Power Authority, Power Revenue Bonds,              No Opt. Call        AAA         610,620
                  Series O, 0.000%, 7/01/17

  2,000,000      City of Sikeston, Missouri, Electric System Revenue Bonds, 1992         No Opt. Call        AAA       2,263,800
                  Series, 6.200%, 6/01/10

                 City of Sikeston, Missouri, Electric System Revenue Refunding
                  Bonds, 1996 Series:
  2,750,000       6.000%, 6/01/13                                                        No Opt. Call        AAA       3,079,258
  1,070,000       6.000%, 6/01/14                                                        No Opt. Call        AAA       1,200,722
  6,000,000       6.000%, 6/01/16                                                        No Opt. Call        AAA       6,700,260
--------------------------------------------------------------------------------------------------------------------------------
                 Water and Sewer -3.1%

     20,000      Public Water Supply District No. 6, Clay County, Missouri,               6/99 at 101        N/R          20,259
                  Revenue Bonds, Series 1988, 8.200%, 6/01/01

    400,000      East Central Missouri Water and Sewer Authority, St. Charles             8/00 at 100        N/R         408,868
                  County, Missouri, Water System Refunding Revenue Bonds, Series
                  1992 (St. Charles County Public Water Supply District No. 2
                  Project), 7.000%, 8/01/08

  3,600,000      State Environmental Improvement and Energy Resources Authority,         12/01 at 102        Aa1       3,885,120
                  State of Missouri, Water Pollution Control Revenue Bonds (State
                  Revolving Fund Program - Multiple Participants), Series 1991A,
                  6.875% 6/01/14

               Portfolio of Investments

               May 31, 1999

     Principal                                                                           Optioal Call                     Market
       Amount     Description                                                             Provisions*   Ratings**         Value
--------------------------------------------------------------------------------------------------------------------------------
                  Water and Sewer (continued)

 $   2,000,000    State Environmental Improvement and Energy Resources                    7/02 at 102         Aa1  $   2,150,960
                   Authority, State of Missouri, Water Pollution Control Revenue
                   Bonds (State Revolving Fund Program - Multiple Participant
                   Series), Series 1992A, 6.550%, 7/01/14

       600,000    State Environmental Improvement and Energy Resources                    7/04 at 102         Aa1        677,387
                   Authority, State of Missouri, Water Pollution Control Revenue
                   Bonds (State Revolving Fund Program - Multiple Participant
                   Series), Series 1994B, 7.200%, 7/01/16

       595,000    State Environmental Improvement and Energy Resources                   10/00 at 102         Aa1        830,824
                   Authority, State of Missouri, Water Pollution Control Revenue
                   Bonds (State Revolving Fund Program - City of Springfield
                   Project), Series 1990A, 7.000%, 10/01/10

       125,000    City of Osceola, Missouri, Sewer System Refunding and                  11/99 at 100         N/R        126,530
                   Improvement Revenue Bonds, Series 1989, 8.000%, 11/01/09
--------------------------------------------------------------------------------------------------------------------------------
 $ 257,070,000    Total Investments - (cost $241,080,848) - 98.8%                                                    254,587,623
==============------------------------------------------------------------------------------------------------------------------
                  Other Assets Less Liabilities - 1.2%                                                                 3,033,445
                  -------------------------------------------------------------------------------------------------------------
                  Net Assets - 100%                                                                                $ 257,621,068
                  ==============================================================================================================

                  * Optional Call Provisions (not covered by the report of independent public acccountants): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

                  ** Ratings (not covered by the report of independent public accountants): Using the higher of Standard & Poor's or Moody's rating

                  *** Securities are backed by an escrow or trust containing sufficient U.S. government or U.S. government agency securities which ensures the timely payment of principal and interest. Securities are normally considered to be equivalent to AAA rated securities.

                  N/R  Investment is not rated

                  (DD) Portion of security purchased on a delayed basis (note
                       1).

                                 See accompanying notes to financial statements.

               Portfolio of Investments

               Nuveen Flagship Wisconsin Municipal Bond Fund
               May 31, 1999


  Principal                                                                               Optional Call                      Market
     Amount     Description                                                                 Provisions*       Ratings**      Value
------------------------------------------------------------------------------------------------------------------------------------
                Capital Goods - 1.5%

                Community Development Authority of the Village of Menomomee Falls,
                Wisconsin, Development Revenue Bonds, Series 1996 (Herker Industries,
                Inc. Project):
   $  255,000     5.200%, 3/01/07 (Alternative Minimum Tax)                                    3/01 at 103         N/R   $  257,764
      300,000     5.250%, 3/01/08 (Alternative Minimum Tax)                                    3/01 at 103         N/R      302,586
------------------------------------------------------------------------------------------------------------------------------------
                Consumer Staples - 2.7%

    1,000,000   Redevelopment Authority of the City of Green Bay, Wisconsin, Industrial
                Development Revenue  Bonds, Series 1999 (Fort James Project), 5.600%,         No Opt. Call        Baa2    1,003,530
                5/01/19
------------------------------------------------------------------------------------------------------------------------------------
                Education and Civic Organizations - 4.3%

      475,000   Housing Authority of the City of Ashland, Wisconsin, Student Housing
                Revenue Bonds, Series 1998 (Northland College Project), 5.100%, 4/01/18        4/08 at 100         Aa3      461,581


      500,000   Community Development Authority of the City of Madison, Wisconsin,
                Fixed Rate Development Revenue Bonds, Series 1998A (Fluno Center Project),    11/06 at 102         AA-      491,910
                 5.000%, 11/01/20

      600,000   University of Puerto Rico, University System Revenue Bonds, Series M,
                5.250%, 6/01/25                                                            6/05 at 101 1/2         AAA      602,916
------------------------------------------------------------------------------------------------------------------------------------
                Health Care - 2.8%

      500,000   Puerto Rico Industrial, Tourist, Educational, Medical and Environmental
                Control Facilities Financing Authority, Hospital Revenue Bonds,                1/05 at 102         AAA      548,130
                1995 Series A (Hospital Auxilio Mutuo Obligated Group Project),
                6.250% 7/01/24

      450,000   Puerto Rico Industrial, Tourist, Educational, Medical and Environmental
                Control Facilities Financing Authority, Hospital Revenue Refunding Bonds,  8/05 at 101 1/2         AAA      484,218
                  1995 Series A (FHA-Insured Mortgage Pila Hospital Project), 5.875%,
                  8/01/12
------------------------------------------------------------------------------------------------------------------------------------
                Housing/Multifamily - 6.3%

                Housing Authority of Dane County, Wisconsin, Multi-family Housing
                Revenue Bonds (Forest Harbor Apartments Project):
       25,000     5.900%, 7/01/12                                                              7/02 at 102         N/R       25,926
       50,000     5.950%, 7/01/13                                                              7/02 at 102         N/R       51,622
       50,000     6.000%, 7/01/14                                                              7/02 at 102         N/R       51,417

      200,000   Redevelopment Authority of the City of Milwaukee, Wisconsin,
                Multi-family Housing Revenue  Bonds, Series 1993                               8/07 at 102         N/R      207,852
                 (FHA-Insured Mortgage Loan - City Hall Square
                  Apartments Project), 6.000%, 8/01/22 (Alternative Minimum Tax)

      500,000   Housing Authority of the City of Sheboygan, Wisconsin, Multi-family
                Revenue Refunding Bonds, Series 1998A (Lake Shore Apartments),                  5/06 at 102        AAA      503,215
                  5.100%, 11/20/26

      300,000   Walworth County, Wisconsin, Housing Authority, Housing Revenue Bonds,
                Series 1997 (FHA-Insured Mortgage Loan - Kiwanis Heritage, Inc.                 9/05 at 102        N/R      305,739
                Senior Apartments Project), 5.550%, 9/01/22

                Housing Authority of the City of Waukesha, Wisconsin,
                  Multi-family Housing Revenue Refunding Bonds, Series 1996A
                  (GNMA Collateralized Mortgage Loan - Westgrove Woods
                  Project) :

      350,000     5.800%, 12/01/18 (Alternative Minimum Tax)                                   12/06 at 102        AAA      364,795
      750,000     6.000%, 12/01/31 (Alternative Minimum Tax)                                   12/06 at 102        AAA      786,533
------------------------------------------------------------------------------------------------------------------------------------
                Housing/Single Family - 3.8%

     1,000,000  Guam Housing Corporation, Single Family Mortgage Revenue Bonds
                (Guaranteed Mortgage-Backed Securities Program, 1998 Series A, 5.750%,         No Opt. Call        AAA    1,067,490
                   9/01/31 (Alternative Minimum Tax)

      205,000   Puerto Rico Housing Bank and Finance Agency, Affordable Housing
                Mortgage Subsidy Program, Single Family Mortgage Revenue Bonds,                4/05 at 102         AAA      215,055
                 Portfolio I, 6.250%, 4/01/29 (Alternative Minimum Tax)

      115,000   Virgin Islands Housing Finance Authority, Single Family Mortgage
                Revenue Refunding Bonds (GNMA Mortage-Backed Securities Program),              3/05 at 102         AAA      122,409
                  1995 Series A, 6.450%, 3/01/16 (Alternative Minimum Tax)

               Portfolio of Investments

               Nuveen Flagship Wisconsin Municipal Bond Fund
               May 31, 1999

  Principal                                                                              Optional Call                     Market
     Amount     Description                                                                 Provisions*     Ratings**       Value
------------------------------------------------------------------------------------------------------------------------------------
                Long-Term Care - 7.9%

                Housing Authority of Sheboygan County, Wisconsin, Housing
                Revenue Refunding Bonds (Rocky Knoll Health Center Project),
                Series 1994:
    $ 150,000     5.300%, 12/01/17                                                          12/04 at 100        A1     $   148,551
      195,000     5.300%, 12/01/18                                                          12/04 at 100        A1         192,319
      395,000     5.300%, 12/01/19                                                          12/04 at 100        A1         387,878

     1,000,000  Housing Authority of the City of Superior, Wisconsin, Hospital               7/04 at 102        N/R
                  Revenue Refunding Bonds1,042,690 Series 1996 (GNMA Collateralized
                  - St. Francis Home, Inc. Project), 6.150%,  7/20/31

     1,120,000  Waukesha County Housing Authority, Housing Revenue Refunding Bonds, Series  12/03 at 102        N/R      1,101,318
                  1998 (The Arboretum Project), 5.250%, 12/01/21 (Alternative Minimum Tax)
                  (Optional put 12/01/12)
------------------------------------------------------------------------------------------------------------------------------------
                Tax Obligation/General - 4.8%

      250,000   Government of Guam, General Obligation Bonds, Series 1993A, 5.400%,         11/03 at 102        BBB-       250,333
                  11/15/18
     1,300,000  Commonwealth of Puerto Rico, Public Improvement Bonds of 1997, 5.375%,       7/07 at 100          A      1,310,114
                  7/01/25
      200,000   Commonwealth of Puerto Rico, Public Improvement General Obligation           7/08 at 101          A        192,108
                  Refunding Bonds, Series 1998, 5.000%, 7/01/26
------------------------------------------------------------------------------------------------------------------------------------
                Tax Obligation/Limited - 43.4%

    1,500,000   Community Development Authority of the City of Cudahy, Wisconsin,            6/06 at 100        N/R      1,565,700
                  Redevelopment Lease Revenue Bonds, Series 1995, 6.000%, 6/01/11

    1,000,000   Redevelopment Authority of the Village of De Forest, Wisconsin,              2/08 at 100        N/R        970,280
                  Redevelopment Lease Revenue Bonds, Series 1999B, 5.100%, 2/01/18

     1,500,000  Community Development Authority of the City of Glendale, Wisconsin,          9/08 at 100        N/R      1,507,575
                  Community Development Lease Revenue Bonds, Series 1998A, 5.400%,
                  9/01/18

      500,000   Community Development Authority of the Village of Jackson, Wisconsin,       12/09 at 100        N/R        490,085
                  Community Development Revenue Refunding Bonds, Series 1999, 5.100%,
                  12/01/17

      300,000   Community Development Authority of the City of Madison, Wisconsin,           3/05 at 100        Aa2        322,200
                  Lease Revenue Bonds, Series 1995 (Monona Terrace Community and
                  Convention Center Project), 6.100%, 3/01/10

      200,000   Puerto Rico Aqueduct and Sewer Authority, Refunding Bonds, Series        7/06 at 101 1/2          A        197,704
                  1995, Guaranteed by the Commonwealth of Puerto Rico, 5.000%,
                  7/01/15

      320,000   Puerto Rico Highway and Transportation Authority, Highway Revenue        7/02 at 101 1/2          A        347,117
                  Bonds, 1992 Series V, 6.625%, 7/01/12

      600,000   Puerto Rico Highway and Transportation Authority, Highway Revenue        7/06 at 101 1/2          A        613,098
                  Bonds, 1996 Series Y, 5.500%, 7/01/26

                Puerto Rico Highway and Transportation Authority, Transportation
                  Revenue Bonds, Series A:
    1,000,000     0.000%, 7/01/17                                                           No Opt. Call        AAA        407,080
    1,200,000     5.000%, 7/01/17                                                            7/08 at 101          A      1,139,856

      750,000   Puerto Rico Infrastructure Financing Authority, Special Tax Revenue          1/08 at 101        AAA        745,988
                  Bonds, Series 1997A, 5.000%, 7/01/17

      600,000   Puerto Rico Public Buildings Authority, Public Education and Health ,    7/03 at 101 1/2          A        634,176
                  Facilities Refunding Bonds Series M, Guaranteed by the Commonwealth
                  of Puerto Rico, 5.750%, 7/01/15

     1,250,000  Puerto Rico Public Buildings Authority, Government Facilities Revenue    7/07 at 101 1/2          A      1,242,663
                  Bonds, Series B, Guaranteed by the Commonwealth of Puerto Rico,
                  5.250%, 7/01/21

                Southeast Wisconsin Professional Baseball Park District, Sales Tax
                  Revenue Bonds, Series 1997:
     1,390,000    0.000%, 12/15/27                                                          No Opt. Call        AAA        302,408
     1,000,000    0.000%, 12/15/29                                                          No Opt. Call        AAA        195,220

      500,000   Southeast Wisconsin Professional Baseball Park District, Sales Tax          No Opt. Call        AAA        524,455
                  Revenue Refunding Bonds, Series 1998A, 5.500%, 12/15/26

      375,000   Waterfront Redevelopment Authority of the City of Sturgeon Bay,             10/08 at 100        N/R        354,068
                  Wisconsin, Redevelopment Lease Revenue Bonds, Series 1998A,
                  5.200%, 10/01/21

                Community Development Authority of the Village of Sturtevant,
                Wisconsin, Redevelopment Lease Revenue Refunding Bonds, Series
                1999:
      775,000     4.700%, 12/01/11                                                          12/08 at 100        N/R        767,266
      335,000     4.800%, 12/01/12                                                          12/08 at 100        N/R        332,075

  Principal                                                                              Optional Call                      Market
     Amount     Description                                                                 Provisions*    Ratings**         Value
------------------------------------------------------------------------------------------------------------------------------------
                Tax Obligation/Limited (continued)

$   600,000     Virgin Islands Public Finance Authority, Revenue and Refunding Bonds      10/08 at 101       BBB-         $ 604,956
                  (Virgin Islands Matching Fund Loan Notes), Series 1998A (Senior Lien
                  /Refunding), 5.625%, 10/01/25

    500,000     Wauwatosa Redevelopment Authority, Milwaukee County, Wisconsin,           12/07 at 100        AAA           527,080
                  Redevelopment Authority  Lease Revenue Bonds, Series 1997, 5.650%,
                  12/01/16

  1,500,000     Wisconsin Center District, Senior Dedicated Tax Revenue Bonds, Series     No Opt. Call        AAA           568,515
                  1996A, 0.000%, 12/15/17

                Wisconsin Center District, Junior Dedicated Tax Revenue Refunding
                  Bonds, Series 1999:
  1,000,000       5.250%, 2/15/23                                                         No Opt. Call        AAA         1,018,730
    500,000       5.250%, 12/15/27                                                        No Opt. Call        AAA           508,550
------------------------------------------------------------------------------------------------------------------------------------
                Transportation - 1.5%

    500,000     Puerto Rico Ports Authority, Special Facilities Revenue Bonds, 1996        6/06 at 102       BBB-           536,265
                  Series A (American Airlines, Inc. Project), 6.250%, 6/01/26
                  (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------
                U.S. Guaranteed - 12.0%

    590,000     Commonwealth of Puerto Rico, General Obligation Public Improvement     7/02 at 101 1/2       AAA            649,844
                  Bonds of 1992, 6.800%, 7/01/21 (Pre-refunded to 7/01/02)

    145,000     Puerto Rico Electric Power Authority, Power Revenue Bonds, Series          7/04 at 102   BBB+***            162,693
                  7/01/24 1994-T, 6.375%, Pre-refunded to 7/01/04)

    125,000     Puerto Rico Telephone Authority, Revenue Refunding Bonds, Series       1/03 at 101 1/2       AAA            132,920
                  M, 5.400%, 1/01/08 (Pre-refunded to 1/01/03)

                Southeast Wisconsin Professional Baseball Park District, Sales
                  Tax Revenue Bonds, Series 1996:
    225,000       5.650%, 12/15/16 (Pre-refunded to 3/13/07)                               3/07 at 101       AAA            244,737
  1,600,000       5.800%, 12/15/26 (Pre-refunded to 3/13/07)                               3/07 at 101       AAA          1,761,584

                Redevelopment Authority of the City of Superior, Wisconsin,
                Revenue Bonds, Series 1994 (Superior Memorial Hospital Inc.,
                FHA-Insured Mortgage Loan):
    150,000       5.600%, 11/01/07 (Pre-refunded to 5/01/02)                               5/02 at 102     AA***            159,509
    175,000       5.700%, 11/01/09 (Pre-refunded to 5/01/02)                               5/02 at 102     AA***            186,022

  1,000,000     Wisconsin Center District, Junior Dedicated Tax Revenue Bonds,            12/06 at 101      A***          1,091,579
                  Series 1996B, 5.700%, 12/15/20 (Pre-refunded to 12/15/06)
------------------------------------------------------------------------------------------------------------------------------------
                Utilities - 6.8%

    315,000     Guam Power Authority, Revenue Bonds, 1992 Series A, 6.300%,               10/02 at 102       BBB            343,003
                  10/01/22

  1,085,000     Guam Power Authority, Revenue Bonds, 1993 Series A, 5.250%, 10/01/23      10/03 at 102       BBB          1,060,858

    115,000     Puerto Rico Electric Power Authority, Power Revenue Bonds, Series T,       7/04 at 102      BBB+            123,211
                  6.000%, 7/01/16

    300,000     Puerto Rico Electric Power Authority, Power Revenue Refunding Bonds,       7/05 at 100      BBB+            299,012
                  Series Z, 5.250%, 7/01/21

    650,000     Puerto Rico Electric Power Authority, Power Revenue Bonds, Series AA,  7/07 at 101 1/2       AAA            661,108
                  5.375%, 7/01/27
------------------------------------------------------------------------------------------------------------------------------------
$38,405,000     Total Investments - (cost $34,983,288) - 97.8%                                                           35,779,189
===========-------------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 2.2%                                                                        797,457
------------------------------------------------------------------------------------------------------------------------------------
                Net Assets - 100%                                                                                       $36,576,646
====================================================================================================================================

                * Optional Call Provisions (not covered by the report of independent public accountants): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

                ** Ratings (not covered by the report of independent public accountants): Using the higher of Standard & Poor's or Moody's rating.

                *** Securities are backed by an escrow or trust containing sufficient U.S. government or U.S. government agency securities which ensures the timely payment of principal and interest. Securities are normally considered to be equivalent to AAA rated securities. N/R Investment is not rated.


                                 See accompanying notes to financial statements.

                            Statement of Net Assets
                            May 31, 1999

                                                                            Kansas            Missouri         Wisconsin
------------------------------------------------------------------------------------------------------------------------
Assets
Investments in municipal securities, at market value (note 1)        $ 124,655,408       $ 254,587,623      $ 35,779,189
Cash                                                                            --             934,608           247,331
Receivables:
   Fund Manager (note 6)                                                        --                  --               975
   Interest                                                              1,833,137           4,637,090           629,944
   Investments sold                                                        245,299             610,000                --
   Shares sold                                                             216,515             541,403            59,486
Other assets                                                                99,847             153,076            33,409
------------------------------------------------------------------------------------------------------------------------
      Total assets                                                     127,050,206         261,463,800        36,750,334
------------------------------------------------------------------------------------------------------------------------
Liabilities
Cash overdraft                                                             162,762                  --                --
Payables:
   Investments purchased                                                        --           2,501,069                --
   Shares redeemed                                                          70,349             676,343            20,411
Accrued expenses:
   Management fees (note 6)                                                 52,892             114,759                --
   12b-1 distribution and service fees (notes 1 and 6)                      28,475              53,472            10,151
   Other                                                                    48,681              82,609            54,136
Dividends payable                                                          201,181             414,480            88,990
------------------------------------------------------------------------------------------------------------------------
      Total liabilities                                                    564,340           3,842,732           173,688
------------------------------------------------------------------------------------------------------------------------
Net assets (note 7)                                                  $ 126,485,866       $ 257,621,068      $ 36,576,646
========================================================================================================================
Class A Shares (note 1)
Net assets                                                           $ 113,139,895       $ 238,497,570      $ 29,217,432
Shares outstanding                                                      10,781,680          21,447,292         2,863,862
Net asset value and redemption price per share                       $       10.49       $       11.12      $      10.20
Offering price per share (net asset value per share plus
   maximum sales charge of 4.20% of offering price)                  $       10.95       $       11.61      $      10.65
========================================================================================================================
Class B Shares (note 1)
Net assets                                                           $   6,496,553       $   5,286,196      $  3,795,001
Shares outstanding                                                         623,031             475,775           371,022
Net asset value, offering and redemption price per share             $       10.43       $       11.11      $      10.23
========================================================================================================================
Class C Shares (note 1)
Net assets                                                           $   6,170,510       $  13,443,921      $  3,457,285
Shares outstanding                                                         586,927           1,209,958           338,278
Net asset value, offering and redemption price per share             $       10.51       $       11.11      $      10.22
========================================================================================================================
Class R Shares (note 1)
Net assets                                                           $     678,908       $     393,381      $    106,928
Shares outstanding                                                          64,330              35,374            10,449
Net asset value, offering and redemption price per share             $       10.55       $       11.12      $      10.23
========================================================================================================================

                                 See accompanying notes to financial statements.

                            Statement of Operations
                            Year Ended May 31, 1999

                                                                          Kansas          Missouri           Wisconsin
----------------------------------------------------------------------------------------------------------------------
Investment Income (note 1)                                           $ 6,567,781      $ 14,608,020         $ 1,686,624
----------------------------------------------------------------------------------------------------------------------
Expenses
Management fees (note 6)                                                 652,522         1,384,679             178,306
12b-1 service fees - Class A (notes 1 and 6)                             218,928           477,400              54,123
12b-1 distribution and service fees - Class B (notes 1 and 6)             47,078            36,025              26,697
12b-1 distribution and service fees - Class C (notes 1 and 6)             30,218            91,871              18,488
Shareholders' servicing agent fees and expenses                           50,392           122,883              34,365
Custodian's fees and expenses                                             51,760            62,708              54,717
Trustees' fees and expenses (note 6)                                       2,674             4,091               2,200
Professional fees                                                         16,865            23,948               8,527
Shareholders' reports - printing and mailing expenses                     44,625            68,055              31,648
Federal and state registration fees                                        8,559             8,077               4,608
Other expenses                                                             5,673            13,655               1,524
----------------------------------------------------------------------------------------------------------------------
Total expenses before custodian fee credit and expense reimbursement   1,129,294         2,293,392             415,203
   Custodian fee credit (note 1)                                          (1,884)           (1,015)             (6,040)
   Expense reimbursement (note 6)                                       (173,046)           (4,300)           (156,046)
----------------------------------------------------------------------------------------------------------------------
Net expenses                                                             954,364         2,288,077             253,117
----------------------------------------------------------------------------------------------------------------------
Net investment income                                                  5,613,417        12,319,943           1,433,507
----------------------------------------------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss) from Investments
Net realized gain from investment transactions (notes 1 and 4)           392,767           932,600              31,594
Net change in unrealized appreciation or depreciation of investments  (1,874,001)       (3,631,812)           (354,954)
----------------------------------------------------------------------------------------------------------------------
Net gain (loss) from investments                                      (1,481,234)       (2,699,212)           (323,360)
----------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                           $ 4,132,183      $  9,620,731         $ 1,110,147
======================================================================================================================

                                 See accompanying notes to financial statements.

                      Statement of Changes in Net Assets

                                                                                   Kansas                      Missouri
                                                                     ------------------------------  ---------------------------
                                                                        Year Ended       Year Ended     Year Ended    Year Ended
                                                                           5/31/99          5/31/98        5/31/99       5/31/98
--------------------------------------------------------------------------------------------------------------------------------
Operations
Net investment income                                                $   5,613,417   $    4,985,423  $  12,319,943 $  12,020,586
Net realized gain from investment transactions (notes 1 and 4)             392,767          219,884        932,600     1,812,321
Net change in unrealized appreciation or depreciation of investments    (1,874,001)       3,771,101     (3,631,812)    7,426,322
--------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                               4,132,183        8,976,408      9,620,731    21,259,229
--------------------------------------------------------------------------------------------------------------------------------
Distributions to Shareholders (note 1)
From undistributed net investment income:
    Class A                                                             (5,236,017)      (4,879,573)   (11,626,924)  (11,520,934)
    Class B                                                               (199,683)         (74,108)      (155,720)      (44,804)
    Class C                                                               (171,237)         (28,659)      (531,389)     (452,917)
    Class R                                                                 (8,514)            (638)        (4,200)       (2,126)
--------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets from distributions to shareholders               (5,615,451)      (4,982,978)   (12,318,233)  (12,020,781)
--------------------------------------------------------------------------------------------------------------------------------
Fund Share Transactions (note 2)
Net proceeds from sale of shares                                        31,570,124       19,450,846     30,981,161    29,016,642
Net proceeds from shares issued to shareholders due to reinvestment
   of distributions                                                      2,397,854        2,514,735      5,097,764     6,950,162
--------------------------------------------------------------------------------------------------------------------------------
                                                                        33,967,978       21,965,581     36,078,925    35,966,804
Cost of shares redeemed                                                (13,183,041)     (15,361,968)   (22,186,899)  (26,158,524)
--------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from Fund share transactions                 20,784,937        6,603,613     13,892,026     9,808,280
--------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets                                              19,301,669       10,597,043     11,194,524    19,046,728
Net assets at the beginning of year                                    107,184,197       96,587,154    246,426,544   227,379,816
--------------------------------------------------------------------------------------------------------------------------------
Net assets at the end of year                                        $ 126,485,866   $  107,184,197  $ 257,621,068 $ 246,426,544
================================================================================================================================
Balance of undistributed net investment income
   at end of year                                                    $         412   $        2,446  $       5,069 $       3,359
================================================================================================================================

                                 See accompanying notes to financial statements.

                                                                                                     Wisconsin
                                                                                           --------------------------------
                                                                                               Year Ended        Year Ended
                                                                                                  5/31/99           5/31/98
---------------------------------------------------------------------------------------------------------------------------
Operations
Net investment income                                                                      $    1,433,507      $    944,621
Net realized gain from investment transactions (notes 1 and 4)                                     31,594             1,965
Net change in unrealized appreciation or depreciation of investments                             (354,954)          867,069
---------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                                                      1,110,147         1,813,655
---------------------------------------------------------------------------------------------------------------------------
Distributions to Shareholders (note 1)
From undistributed net investment income:
   Class A                                                                                     (1,227,494)         (888,945)
   Class B                                                                                       (104,859)          (30,662)
   Class C                                                                                        (97,280)          (21,939)
   Class R                                                                                         (3,847)           (2,181)
---------------------------------------------------------------------------------------------------------------------------
Decrease in net assets from distributions to shareholders                                      (1,433,480)         (943,727)
---------------------------------------------------------------------------------------------------------------------------
Fund Share Transactions (note 2)
Net proceeds from sale of shares                                                               10,740,181        13,525,996
Net proceeds from shares issued to shareholders due to reinvestment
   of distributions                                                                               960,959           586,627
---------------------------------------------------------------------------------------------------------------------------
                                                                                               11,701,140        14,112,623
Cost of shares redeemed                                                                        (2,401,689)       (1,522,817)
---------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from Fund share transactions                                         9,299,451        12,589,806
---------------------------------------------------------------------------------------------------------------------------
Net increase in net assets                                                                      8,976,118        13,459,734
Net assets at the beginning of year                                                            27,600,528        14,140,794
---------------------------------------------------------------------------------------------------------------------------
Net assets at the end of year                                                              $   36,576,646      $ 27,600,528
===========================================================================================================================
Balance of undistributed net investment income at end of year                              $          947      $        920
===========================================================================================================================

                                 See accompanying notes to financial statements.

Notes to Financial Statements




1. General Information and Significant Accounting Policies

The Nuveen Flagship Multistate Trust IV (the "Trust") is an open-end investment company registered under the Investment Company Act of 1940, as amended. The Trust comprises the Nuveen Flagship Kansas Municipal Bond Fund ("Kansas"), the Nuveen Flagship Missouri Municipal Bond Fund ("Missouri") and the Nuveen Flagship Wisconsin Municipal Bond Fund ("Wisconsin") (collectively, the "Funds"), among others. The Trust was organized as a Massachusetts business trust on July 1, 1996.

The Funds seek to provide high tax-free income and preservation of capital through investments in diversified portfolios of quality municipal bonds.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with generally accepted accounting principles.

Securities Valuation
The prices of municipal bonds in each Fund's investment portfolio are provided by a pricing service approved by the Fund's Board of Trustees. When price quotes are not readily available (which is usually the case for municipal securities), the pricing service establishes fair market value based on yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, indications of value from securities dealers and general market conditions. Temporary investments in securities that have variable rate and demand features qualifying them as short-term securities are valued at amortized cost, which approximates market value.

Securities Transactions
Securities transactions are recorded on a trade date basis. Realized gains and losses from such transactions are determined on the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may have extended settlement periods. Any securities so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets in a separate account with a current value at least equal to the amount of the when-issued and delayed delivery purchase commitment. At May 31, 1999, Missouri had an outstanding delayed delivery purchase commitment of $2,501,069. There were no such outstanding purchase commitments in either of the other Funds.

Investment Income
Interest income is determined on the basis of interest accrued, adjusted for amortization of premiums and accretion of discounts on long-term debt securities when required for federal income tax purposes.

Dividends and Distributions to Shareholders
Tax-exempt net investment income is declared monthly as a dividend and payment is made or reinvestment is credited to shareholder accounts on the first business day after month-end. Net realized capital gains and/or market discount from investment transactions, if any, are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to shareholders of tax-exempt net investment income, net realized capital gains and/or market discount are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. Accordingly, temporary over-distributions as a result of these differences may occur and will be classified as either distributions in excess of net investment income, distributions in excess of net realized gains and/or distributions in excess of net ordinary taxable income from investment transactions, where applicable.

Income Taxes
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax-exempt net investment income, in addition to any significant amounts of net realized capital gains and/or market discount from investment transactions. The Funds currently consider significant net realized capital gains and/or market discount as amounts in excess of $.001 per share. Furthermore, the Funds intend to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal and designated state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Funds. All monthly tax-exempt income dividends paid during the fiscal year ended May 31, 1999, have been designated Exempt Interest Dividends. Net realized capital gain and market discount distributions are subject to federal taxation.

Flexible Sales Charge Program
Each Fund offers Class A, B, C and R Shares. Class A Shares are sold with a sales charge and incur an annual 12b-1 service fee. Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge ("CDSC") if redeemed within 18 months of purchase. Class B Shares are sold without a sales charge but incur annual 12b-1 distribution and service fees. An investor purchasing Class B Shares agrees to pay a CDSC of up to 5% depending upon the length of time the shares are held by the investor (CDSC is reduced to 0% at the end of six years). Class B Shares convert to Class A Shares eight years after purchase. Class C Shares are sold without a sales charge but incur annual 12b-1 distribution and service fees. An investor purchasing Class C Shares agrees to pay a CDSC of 1% if Class C Shares are redeemed within one year of purchase. Class R Shares are not subject to any sales charge or 12b-1 distribution or service fees. Class R Shares are available only under limited circumstances, or by specified classes of shareholders.

Derivative Financial Instruments
The Funds may invest in certain derivative financial instruments including futures, forward, swap and option contracts, and other financial instruments with similar characteristics. Although the Funds are authorized to invest in such financial instruments, and may do so in the future, they did not make any such investments during the fiscal year ended May 31, 1999.

Expense Allocation
Expenses of the Funds that are not directly attributable to a specific class of shares are prorated among the classes based on the relative net assets of each class. Expenses directly attributable to a class of shares, which presently only includes 12b-1 distribution and service fees, are recorded to the specific class.

Use of Estimates
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

Custodian Fee Credit
Each Fund has an arrangement with the custodian bank whereby the custodian fees and expenses are reduced by credits earned on each Fund's cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments.

2. Fund Shares

Transactions in Fund shares were as follows:

                                                                                               Kansas
                                                                    -------------------------------------------------------------
                                                                             Year Ended                     Year Ended
                                                                               5/31/99                        5/31/98
                                                                    -------------------------------------------------------------
                                                                         Shares         Amount        Shares          Amount
---------------------------------------------------------------------------------------------------------------------------------
Shares sold:
   Class A                                                              2,070,976     $22,111,543     1,446,744     $15,169,400
   Class B                                                                338,463       3,592,058       246,506       2,575,382
   Class C                                                                485,599       5,195,815       154,351       1,624,614
   Class R                                                                 63,074         670,708         7,647          81,450

Shares issued to shareholders due to reinvestment of distributions:
   Class A                                                                204,225       2,180,079       235,108       2,451,515
   Class B                                                                 11,758         124,503         4,460          46,453
   Class C                                                                  8,496          90,854         1,567          16,481
   Class R                                                                    225           2,418            27             286
---------------------------------------------------------------------------------------------------------------------------------
                                                                        3,182,816      33,967,978     2,096,410      21,965,581
---------------------------------------------------------------------------------------------------------------------------------
Shares redeemed:
   Class A                                                             (1,133,132)    (12,087,524)   (1,456,152)    (15,220,254)
   Class B                                                                (34,327)       (362,189)       (3,593)        (37,812)
   Class C                                                                (68,688)       (732,197)       (3,309)        (34,615)
   Class R                                                                   (104)         (1,131)       (6,549)        (69,287)
---------------------------------------------------------------------------------------------------------------------------------
                                                                       (1,236,251)    (13,183,041)   (1,469,603)    (15,361,968)
---------------------------------------------------------------------------------------------------------------------------------
Net increase                                                            1,946,565     $20,784,937       626,807      $6,603,613
=================================================================================================================================

                                                                                              Missouri
                                                                    -------------------------------------------------------------
                                                                             Year Ended                     Year Ended
                                                                               5/31/99                        5/31/98
                                                                    -------------------------------------------------------------
                                                                         Shares         Amount        Shares          Amount
---------------------------------------------------------------------------------------------------------------------------------
Shares sold:
     Class A                                                            2,059,573     $23,245,894     2,105,625     $23,418,825
     Class B                                                              347,008       3,910,407       131,214       1,466,418
     Class C                                                              305,854       3,443,979       371,741       4,116,750
     Class R                                                               33,897         380,881         1,309          14,649

Shares issued to shareholders due to reinvestment of distributions:
     Class A                                                              415,813       4,695,252       594,998       6,583,121
     Class B                                                                9,733         109,725         2,790          31,032
     Class C                                                               25,897         291,783        30,239         333,908
     Class R                                                                   89           1,004           189           2,101
---------------------------------------------------------------------------------------------------------------------------------
                                                                        3,197,949      36,078,925     3,238,105      35,966,804
---------------------------------------------------------------------------------------------------------------------------------
Shares redeemed:
     Class A                                                           (1,812,770)    (20,424,817)   (2,183,973)    (24,315,900)
     Class B                                                              (30,293)       (338,255)      (26,702)       (298,879)
     Class C                                                             (124,260)     (1,397,146)     (137,556)     (1,532,745)
     Class R                                                               (2,376)        (26,681)         (976)        (11,000)
---------------------------------------------------------------------------------------------------------------------------------
                                                                       (1,969,699)    (22,186,899)   (2,349,207)    (26,158,524)
---------------------------------------------------------------------------------------------------------------------------------
Net increase                                                            1,228,250     $13,892,026       888,898      $9,808,280
=================================================================================================================================

                                                                                              Wisconsin
                                                                    -------------------------------------------------------------
                                                                             Year Ended                     Year Ended
                                                                               5/31/99                        5/31/98
                                                                    -------------------------------------------------------------
                                                                         Shares         Amount        Shares          Amount
---------------------------------------------------------------------------------------------------------------------------------
Shares sold:
     Class A                                                              608,036     $76,270,838     1,023,987     $10,392,120
     Class B                                                              210,301       2,185,117       185,214       1,883,674
     Class C                                                              215,001       2,223,917       123,287       1,250,046
     Class R                                                                5,783          60,309            15             156

Shares issued to shareholders due to reinvestment of distributions:
     Class A                                                               79,265         821,500        54,801         552,761
     Class B                                                                6,147          63,822         1,536          15,642
     Class C                                                                6,933          72,025         1,578          16,051
     Class R                                                                  347           3,612           215           2,173
---------------------------------------------------------------------------------------------------------------------------------
                                                                        1,131,813      11,701,140     1,390,633      14,112,623
---------------------------------------------------------------------------------------------------------------------------------
Shares redeemed:
     Class A                                                             (188,176)     (1,949,001)     (143,260)     (1,453,452)
     Class B                                                              (27,493)       (285,123)       (6,763)        (69,320)
     Class C                                                              (16,267)       (167,457)           (4)            (45)
     Class R                                                                  (11)           (108)           --              --
---------------------------------------------------------------------------------------------------------------------------------
                                                                         (231,947)     (2,401,689)     (150,027)     (1,522,817)
---------------------------------------------------------------------------------------------------------------------------------
Net increase                                                              899,866      $9,299,451     1,240,606     $12,589,806
=================================================================================================================================

3. Distributions to Shareholders
The Funds declared dividend distributions from their tax-exempt net investment income which were paid on July 1, 1999, to shareholders of record on June 9, 1999, as follows:

                                            Kansas     Missouri     Wisconsin
--------------------------------------------------------------------------------
Dividend per share:
   Class A                                 $ .0410      $ .0455       $ .0380
   Class B                                   .0345        .0385         .0315
   Class C                                   .0365        .0405         .0335
   Class R                                   .0430        .0475         .0400
================================================================================

4. Securities Transactions
Purchases and sales (including maturities) of investments in long-term municipal securities and short-term municipal securities for the fiscal year ended May 31, 1999, were as follows:

                                                                Kansas            Missouri           Wisconsin
---------------------------------------------------------------------------------------------------------------------------
Purchases:
   Long-term municipal securities                        $  51,103,738      $   42,258,268      $   10,420,515
   Short-term municipal securities                           7,300,000           1,000,000           1,000,000
Sales:
   Long-term municipal securities                           31,681,554          29,437,358           2,827,902
   Short-term municipal securities                           7,300,000           1,000,000           1,000,000
===========================================================================================================================

At May 31, 1999, the identified cost of investments owned for federal income tax purposes was the same as the cost for financial reporting purposes for each Fund.

At May 31, 1999, Kansas had an unused capital loss carryforward of $4,239,199 available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforward will expire as in the year 2003.

5. Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and gross unrealized depreciation of investments at May 31,1999, were as follows:

                                                                Kansas            Missouri           Wisconsin
---------------------------------------------------------------------------------------------------------------------------
Gross unrealized:
   appreciation                                          $   7,002,084      $   14,245,137        $    973,142
   depreciation                                               (577,215)           (738,362)           (177,241)
---------------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation                              $   6,424,869      $   13,506,775         $   795,901
===========================================================================================================================

6. Management Fee and Other Transactions with Affiliates

Under the Trust's investment management agreement with Nuveen Advisory Corp. (the "Adviser"), a wholly owned subsidiary of The John Nuveen Company, each Fund pays an annual management fee, payable monthly, at the rates set forth below which are based upon the average daily net assets of each Fund as follows:

Average Daily Net Assets                                         Management Fee
-------------------------------------------------------------------------------
For the first $125 million                                           .5500 of 1%
For the next $125 million                                            .5375 of 1
For the next $250 million                                            .5250 of 1
For the next $500 million                                            .5125 of 1
For the next $1 billion                                              .5000 of 1
For net assets over $2 billion                                       .4750 of 1
================================================================================

The management fee compensates the Adviser for overall investment advisory and administrative services, and general office facilities. The Trust pays no compensation directly to those of its Trustees who are affiliated with the Adviser or to its officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates.

The Adviser may voluntarily reimburse expenses from time to time, which may be terminated at any time at its discretion.

During the fiscal year ended May 31, 1999, John Nuveen & Co. Incorporated (the "Distributor"), a wholly owned subsidiary of The John Nuveen Company, collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to authorized dealers as follows:

                                                                Kansas            Missouri           Wisconsin
---------------------------------------------------------------------------------------------------------------------------
Sales charges collected                                  $    287,000       $      606,372         $   134,199
Paid to authorized dealers                                    281,327              576,668             117,933
===========================================================================================================================

During the fiscal year ended May 31, 1999, the Distributor compensated authorized dealers directly with commission advances at the time of purchase as follows:

                                                       Kansas             Missouri             Wisconsin
---------------------------------------------------------------------------------------------------------------------------
Commission advances                                  $  261,956          $   248,237          $  119,611
===========================================================================================================================

To compensate for commissions advanced to authorized dealers, all 12b-1 service fees collected on Class B Shares during the first year following a purchase, all 12b-1 distribution fees on Class B Shares, and all 12b-1 service and distribution fees on Class C Shares during the first year following a purchase are retained by the Distributor. During the fiscal year ended May 31, 1999, the Distributor retained such 12b-1 fees as follows:

                                                       Kansas             Missouri             Wisconsin
---------------------------------------------------------------------------------------------------------------------------
12b-1 fees retained                                  $   68,592          $    70,460          $   39,557
===========================================================================================================================

The remaining 12b-1 fees charged to the Funds were paid to compensate authorized dealers for providing services to shareholders relating to their investments.

The Distributor also collected and retained CDSC on share redemptions during the fiscal year ended May 31, 1999, as follows:

                                                       Kansas             Missouri             Wisconsin
---------------------------------------------------------------------------------------------------------------------------
CDSC retained                                        $   26,721          $    19,628          $    4,564
===========================================================================================================================

7. Composition of Net Assets
At May 31, 1999, the Funds had an unlimited number of $.01 par value shares authorized. Net assets consisted of:

                                                           Kansas             Missouri           Wisconsin
------------------------------------------------------------------------------------------------------------------------
Capital paid-in                                      $   124,299,783     $    243,913,616     $    35,753,400
Balance of undistributed net investment
income                                                           412                5,069                 947
Accumulated net realized gain (loss) from
investment transactions                                   (4,239,198)             195,608              26,398
Net unrealized appreciation of investments
                                                           6,424,869           13,506,775             795,901
------------------------------------------------------------------------------------------------------------------------
Net assets                                           $   126,485,866     $    257,621,068     $    36,576,646
========================================================================================================================

                             Financial Highlights

                             Financial Highlights

  Selected data for a share outstanding throughout each period is as follows:

Class (Inception Date)
                               Investment Operations               Less Distributions
                           ------------------------------      --------------------------------
KANSAS**
                                              Net
                                        Realized/
                                       Unrealized
                Beginning        Net      Invest-                    Net                            Ending
                      Net    Invest-         ment                Invest-                               Net
Year Ended          Asset       ment         Gain                   ment     Capital                 Asset      Total
May 31,             Value   Income(a)       (Loss)   Total        Income       Gains      Total      Value  Return(b)
-----------------------------------------------------------------------------------------------------------------------
Class A (1/92)
    1999          $ 10.60        $ .51    $ (.11)    $ .40        $ (.51)      $ --      $ (.51)   $ 10.49      3.81%
    1998            10.19          .52       .41       .93          (.52)        --        (.52)     10.60      9.32
    1997             9.83          .53       .36       .89          (.53)        --        (.53)     10.19      9.21
    1996            10.01          .54      (.18)      .36          (.54)        --        (.54)      9.83      3.63
    1995             9.83          .55       .18       .73          (.55)        --        (.55)     10.01      7.80
Class B (2/97)
    1999            10.54          .43      (.11)      .32          (.43)        --        (.43)     10.43      3.07
    1998            10.13          .44       .41       .85          (.44)        --        (.44)     10.54      8.57
    1997 (c)        10.23          .13      (.12)      .01          (.11)        --        (.11)     10.13       .13
Class C (2/97)
    1999            10.63          .45      (.11)      .34          (.46)        --        (.46)     10.51      3.18
    1998            10.21          .47       .42       .89          (.47)        --        (.47)     10.63      8.85
    1997 (c)        10.18          .15       .04       .19          (.16)        --        (.16)     10.21      1.85
Class R (2/97)
    1999            10.66          .54      (.11)      .43          (.54)        --        (.54)     10.55      4.06
    1998            10.22          .56       .43       .99          (.55)        --        (.55)     10.66      9.84
    1997 (c)        10.20          .18      (.02)      .16          (.14)        --        (.14)     10.22      1.55

                                                          Ratios/Supplemental Data
                   -------------------------------------------------------------------------------------------------------------
                                                                Ratio                                     Ratio
                                                               of Net                                    of Net
                                            Ratio of        Investment          Ratio of             Investment
                                            Expenses            Income          Expenses                 Income
                                          to Average        to Average        to Average             to Average
                     Ending               Net Assets        Net Assets        Net Assets             Net Assets
                        Net           Before Credit/    Before Credit/      After Credit/         After Credit/      Portfolio
                     Assets               Reimburse-        Reimburse-        Reimburse-             Reimburse-       Turnover
                      (000)                     ment              ment           ment (a)              ment (a)           Rate
--------------------------------------------------------------------------------------------------------------------------------
Class A (1/92)
    1999           $ 113,140                    .90%              4.63%               .75%               4.78%            27%
    1998             102,217                    .90               4.79                .71                4.98             13
    1997              95,891                   1.03                4.80               .57                5.31             55
    1996              96,694                   1.08               5.11                .54                5.67             72
    1995              83,683                   1.10
Class B (2/97)
    1999               6,497                   1.65               3.89               1.51                4.03             27
    1998               3,238                   1.65               4.02               1.45                4.22             13
    1997 (c)             605                   1.65*              4.24*              1.27*               4.62*            40
Class C (2/97)
    1999               6,171                   1.45               4.10               1.32                 4.23            27
    1998               1,716                   1.44               4.21               1.24                 4.41            13
    1997 (c)              91                   1.45*              4.49*              1.09*                4.85*           40
Class R (2/97)
    1999                 679                    .70               4.86                .59                 4.97            27
    1998                  12                    .70               4.97                .51                 5.16            13
    1997 (c)              --                    .08*              6.53*               --                  6.61*           40
====================================================================================================================================

*   Annualized.
** Information included prior to the fiscal year ended May 31, 1997, reflects the financial highlights of Flagship Kansas.
(a) After custodian fee credit and expense reimbursement, where applicable (notes 1 and 6).
(b) Total returns are calculated on net asset value without any sales charge and are not annualized.
(c) From commencement of class operations as noted.

  Selected data for a share outstanding throughout each period is as follows:

Class (Inception Date)
                             Investment Operations           Less Distributions
                         -----------------------------    -------------------------

MISSOURI**                                  Net
                                      Realized/
                                     Unrealized
              Beginning         Net     Invest-               Net                     Ending
                    Net     Invest-        ment           Invest-                        Net
Year Ended        Asset        ment        Gain              ment  Capital             Asset        Total
May 31,           Value  Income (a)      (Loss)  Total     Income    Gains    Total    Value   Return (b)
-----------------------------------------------------------------------------------------------------------
Class A (8/87)
    1999        $ 11.23       $ .55     $ (.11)  $ .44    $ (.55)    $ --   $ (.55)  $ 11.12         3.95%
    1998          10.80         .56        .43     .99      (.56)      --     (.56)    11.23         9.32
    1997          10.51         .56        .29     .85      (.56)      --     (.56)    10.80         8.29
    1996          10.72         .58       (.21)    .37      (.58)      --     (.58)    10.51         3.51
    1995          10.50         .60        .22     .82      (.60)      --     (.60)    10.72         8.19
Class B (2/97)
    1999          11.23         .47       (.12)    .35      (.47)      --     (.47)    11.11         3.09
    1998          10.80         .47        .44     .91      (.48)      --     (.48)    11.23         8.53
    1997 (c)      10.81         .16       (.01)    .15      (.16)      --     (.16)    10.80         1.40
Class C (2/94)
    1999          11.23         .49       (.12)    .37      (.49)      --     (.49)    11.11         3.31
    1998          10.80         .50        .43     .93      (.50)      --     (.50)    11.23         8.74
    1997          10.50         .51        .29     .80      (.50)      --     (.50)    10.80         7.80
    1996          10.72         .51       (.21)    .30      (.52)      --     (.52)    10.50         2.84
    1995          10.50         .53        .23     .76      (.54)      --     (.54)    10.72         7.60
Class R (2/97)
    1999          11.23         .58       (.12)    .46      (.57)      --     (.57)    11.12         4.17
    1998          10.80         .58        .43    1.01      (.58)      --     (.58)    11.23         9.56
    1997 (c)      10.90         .17       (.12)    .05      (.15)      --     (.15)    10.80          .43
===========================================================================================================

                                               Ratios/Supplemental Data
               -------------------------------------------------------------------------------------------
                                                     Ratio                           Ratio
                                                    of Net                          of Net
                                  Ratio of      Investment        Ratio of      Investment
                                  Expenses          Income        Expenses       Income to
                                to Average      to Average      to Average         Average
                                Net Assets      Net Assets      Net Assets      Net Assets
                            Before Credit/  Before Credit/   After Credit/   After Credit/     Portfolio
                Ending Net      Reimburse-      Reimburse-      Reimburse-      Reimburse-      Turnover
               Assets(000)            ment            ment        ment (a)        ment (a)          Rate
-----------------------------------------------------------------------------------------------------------
Class A (8/87)
    1999         $ 238,498            .86%          4.87%             .86%            4.87%           12%
    1998           233,456            .87           5.02              .87             5.02            19
    1997           218,924           1.00           5.13              .86             5.27            41
    1996           212,717           1.05           5.12              .80             5.37            38
    1995           205,089           1.08           5.37              .67             5.78            40
Class B (2/97)
    1999             5,286           1.61           4.13             1.61             4.13            12
    1998             1,677           1.62           4.25             1.62             4.25            19
    1997 (c)           454           1.62*          4.42*            1.45*            4.59*           41
Class C (2/94)
    1999            13,444           1.41           4.32             1.41             4.32            12
    1998            11,253           1.42           4.47             1.42             4.47            19
    1997             7,968           1.55           4.57             1.40             4.72            41
    1996             6,220           1.60           4.54             1.35             4.79            38
    1995             3,989           1.63           4.76             1.20             5.19            40
Class R (2/97)
    1999               393            .66           5.07              .65             5.08            12
    1998                41            .67           5.22              .67             5.22            19
    1997 (c)            34            .67*          5.53*             .55*            5.65*           41
===========================================================================================================

*    Annualized.
** Information included prior to the fiscal year ended May 31, 1997, reflects the financial highlights of Flagship Missouri.
(a) After custodian fee credit and expense reimbursement, where applicable (notes 1 and 6)
(b) Total returns are calculated on net asset value without any sales charge and are not annualized.
(c)  From commencement of class operations as noted.

  Selected data for a share outstanding throughout each period is as follows:

Class (Inception Date)
                             Investment Operations         Less Distributions
                         -----------------------------  -------------------------

WISCONSIN**                                 Net
                                      Realized/
                                     Unrealized
              Beginning         Net     Invest-             Net                     Ending
                    Net     Invest-        ment         Invest-                        Net
Year Ended        Asset        ment        Gain            ment  Capital             Asset        Total
May 31,           Value  Income (a)      (Loss)  Total   Income    Gains    Total    Value   Return (b)
---------------------------------------------------------------------------------------------------------
Class A (6/94)
    1999        $ 10.28       $ .47     $ (.08)  $ .39  $ (.47)     $ --  $ (.47)  $ 10.20         3.83%
    1998           9.80         .49        .49     .98    (.50)       --    (.50)    10.28        10.19
    1997           9.61         .51        .19     .70    (.51)       --    (.51)     9.80         7.40
    1996           9.79         .50       (.18)    .32    (.50)       --    (.50)     9.61         3.35
    1995 (c)       9.58         .49        .21     .70    (.49)       --    (.49)     9.79         7.36*
Class B (2/97)
    1999          10.31         .39       (.08)    .31    (.39)       --    (.39)    10.23         3.05
    1998           9.82         .42        .49     .91    (.42)       --    (.42)    10.31         9.46
    1997 (c)       9.87         .12       (.06)    .06    (.11)       --    (.11)     9.82          .60

Class C (2/97)
    1999          10.30         .41       (.07)    .34    (.42)       --    (.42)    10.22         3.29
    1998           9.82         .44        .49     .93    (.45)       --    (.45)    10.30         9.59
    1997 (c)       9.87         .13       (.07)    .06    (.11)       --    (.11)     9.82          .65
Class R (2/97)
    1999          10.31         .49       (.08)    .41    (.49)       --    (.49)    10.23         4.04
    1998           9.82         .53        .48    1.01    (.52)       --    (.52)    10.31        10.47
    1997 (c)       9.87         .15       (.07)    .08    (.13)       --    (.13)     9.82          .84
=========================================================================================================

                                     Ratios/Supplemental Data
               --------------------------------------------------------------------------------------------
                                                     Ratio                           Ratio
                                                    of Net                          of Net
                                 Ratio of       Investment        Ratio of      Investment
                                 Expenses           Income        Expenses       Income to
                               to Average       to Average      to Average         Average
                               Net Assets       Net Assets      Net Assets      Net Assets
                           Before Credit/   Before Credit/   After Credit/   After Credit/     Portfolio
               Ending Net      Reimburse-       Reimburse-      Reimburse-      Reimburse-      Turnover
              Assets(000)            ment             ment        ment (a)        ment (a)          Rate
-----------------------------------------------------------------------------------------------------------
Class A (6/94)
    1999         $ 29,217          1.17%            4.04%             .68%            4.53%            9%
    1998           24,313          1.36             4.06              .55             4.87            10
    1997           14,004          1.61             4.10              .51             5.20            42
    1996           12,370          1.51             4.15              .64             5.02            47
    1995 (c)        8,278          2.31*            3.33*             .39*            5.25*           52
Class B (2/97)
    1999            3,795          1.94             3.28             1.43             3.79             9
    1998            1,877          2.08             3.28             1.32             4.04            10
    1997 (c)           20          2.18*            3.57*             .94*            4.81*           42

Class C (2/97)
    1999            3,457          1.73             3.49             1.23             3.99             9
    1998            1,366          1.89             3.47             1.11             4.25            10
    1997 (c)           76          1.98*            3.62*             .69*            4.91*           42
Class R (2/97)
    1999              107           .97             4.25              .48             4.74             9
    1998               45          1.12             4.28              .32             5.08            10
    1997 (c)           40          1.28*            4.39*              --             5.67*           42
===========================================================================================================

*    Annualized.
** Information included prior to the fiscal year ended May 31, 1997, reflects the financial highlights of Flagship Missouri.
(a) After custodian fee credit and expense reimbursement, where applicable (notes 1 and 6).
(b) Total returns are calculated on net asset value without any sales charge and are not annualized.
(c)  From commencement of class operations as noted.

Report of Independent Public Accountants


To the Board of Trustees and Shareholders of Nuveen Flagship Multistate Trust IV:

We have audited the accompanying statements of net assets, including the portfolios of investments, of Nuveen Flagship Kansas Municipal Bond Fund, Nuveen Flagship Missouri Municipal Bond Fund, and Nuveen Flagship Wisconsin Municipal Bond Fund (collectively, the "Funds") (three of the portfolios constituting the Nuveen Flagship Multistate Trust IV (a Massachusetts business trust)), as of May 31, 1999, and the related statements of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of the two years then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 1999, by correspondence with the custodian and brokers. As to securities purchased but not received, we requested confirmation from brokers and, when replies were not received, we carried out alternative auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the net assets of the Nuveen Flagship Kansas Municipal Bond Fund, Nuveen Flagship Missouri Municipal Bond Fund, and Nuveen Flagship Wisconsin Municipal Bond Fund of the Nuveen Flagship Multistate Trust IV as of May 31, 1999, and the results of their operations for the year then ended, and the changes in their net assets and the financial highlights for each of the two years then ended, in conformity with generally accepted accounting principles.

ARTHUR ANDERSEN LLP

Chicago, Illinois
July 20, 1999

                          Building a Better Portfolio

                      Can Make You a Successful Investor


Nuveen Family
of Mutual Funds
Nuveen offers a variety of
funds designed to
help you reach your
financial goals.

Growth

Nuveen Rittenhouse
Growth Fund

Growth and
Income

European Value Fund

Growth and
Income Stock Fund

Balanced Stock
and Bond Fund

Balanced Municipal
and Stock Fund

Dividend and
Growth Fund

Income

Income Fund

Tax-Free Income

National Funds
Long-Term
Insured
Intermediate-Term
Limited-Term

State Funds
Arizona
California
Colorado
Connecticut
Florida
Georgia
Kansas
Kentucky
Louisiana
Maryland
Massachusetts
Michigan
Missouri
New Jersey
New Mexico
New York
North Carolina
Ohio
Pennsylvania
Tennessee
Virginia
Wisconsin

Successful investors know that a well-diversified portfolio -- one that balances different types of investments, levels of risk and tax management -- can be the foundation for building and sustaining wealth. That's why Nuveen offers you and your financial adviser a wide range of quality investments that can help you build a better portfolio in the pursuit of your financial goals.

Mutual Funds

Nuveen offers a family of equity, balanced and municipal bond funds featuring Premier Advisers/SM/ including Institutional Capital Corporation, Rittenhouse Financial Services, and Nuveen Advisory Corp. Each brings a specialized expertise in a particular investment style or asset class, time-tested investment strategies and a focus on consistent, long-term performance. With Nuveen's Premier Adviser funds, you have all the advantages of a family of funds plus the benefits of specialized investment expertise.

Private Asset Management

Rittenhouse Financial Services and Nuveen Asset Management offer comprehensive, customized investment management solutions to investors with assets of $250,000 or more to invest. A range of actively managed growth, balanced and municipal income-oriented portfolios are available, all based upon a disciplined investment philosophy.

Defined Portfolios

Nuveen Defined Portfolios are fixed portfolios of quality securities that are a convenient, attractive alternative to purchasing individual securities. They provide low-cost diversification to reduce risk, while also offering experienced, professional security selection and surveillance. In addition, Nuveen Defined Portfolios provide daily liquidity at that day's net asset value for quick access to your assets.

Exchange-Traded Funds

Nuveen Exchange-Traded Funds offer investors actively managed portfolios of quality municipal bonds. The fund shares are listed and traded on the New York and American stock exchanges. Exchange-traded funds provide the investment convenience, price visibility and liquidity of common stocks.

MuniPreferred/(R)/

Nuveen MuniPreferred offers investors a AAA rated investment with an attractive tax-free yield for the cash reserves portion of an investment portfolio. MuniPreferred shares are backed 2-to-1 by the long-term portfolios of Nuveen dual-class exchange-traded funds and are available for national as well as a wide variety of state-specific portfolios.

Fund Information



Board of Trustees
Robert P. Bremner
Lawrence H. Brown
Anne E. Impellizzeri
Peter R. Sawers
William J. Schneider
Timothy R. Schwertfeger
Judith M. Stockdale

Fund Manager
Nuveen Advisory Corp.
333 West Wacker Drive
Chicago, IL 60606

Transfer Agent and
Shareholder Services
Chase Global Fund Services Company
P.O. Box 5186
New York, NY 10274
(800) 257-8787

Legal Counsel
Morgan, Lewis &
Bockius LLP
Washington, D.C.

Independent Public Accountants
Arthur Andersen LLP
Chicago, IL

     SERVING

Investors for Generations

Since our founding in 1898, John Nuveen & Co. has been synonymous with investments that withstand the test of time. Today we offer a broad range of quality investments designed for individuals seeking to build and sustain wealth. In fact, more than 1.3 million investors have trusted Nuveen to help them pursue their financial goals.

     The cornerstone of Nuveen's investment philosophy is a commitment to disciplined long-term investment strategies whose aim is to provide consistent, competitive performance over time -- with moderated risk. We emphasize quality securities carefully chosen through in-depth research, and we follow those securities closely over time to ensure that they continue to meet our exacting standards.

     Whether your focus is long-term growth, dependable income or sustaining accumulated wealth, Nuveen offers a wide variety of investments and services to help meet your unique circumstances and financial planning needs. Our growth, growth and income, income, and tax-free funds, along with our defined portfolios and private asset management, can help you build a better, well-diversified portfolio.

     Talk with your financial adviser to learn more about how Nuveen investment products and services can help you. Or call us at (800) 257-8787 for more information, including a prospectus where applicable. Please read that information carefully before investing.

[Photo of John Nuveen, Sr., APPEARS HERE]

NUVEEN

John Nuveen & Co. Incorporated
333 West Wacker Drive
Chicago, IL 60606-1286

www.nuveen.com

                                                    May 31, 1999   Annual Report

                                                                          NUVEEN
                                                                    Mutual Funds

Extraordinary Talent. Masterful Performance.

                          Nuveen Municipal Bond Funds

[Photo Appears Here]

                             Dependable, tax-free
                                income to help
                                 you keep more
                               of what you earn.

                                   Kentucky
                                   Michigan
                                     Ohio


     Featuring Portfolio Management By Nuveen Investment Advisory Services
                                      A Premier Adviser/SM/ for Income Investing

    Contents

 1  Dear Shareholder
 3  Nuveen Flagship Kentucky Municipal Bond Fund
 6  Nuveen Flagship Michigan Municipal
    Bond Fund
 9  Nuveen Flagship Ohio Municipal Bond
    Fund
12  Portfolio of Investments
37  Statement of Net Assets
38  Statement of Operations
39  Statement of Changes in Net Assets
41  Notes to Financial Statements
47  Financial Highlights
51  Report of Independent Public
    Accountants
52  Building a Better Portfolio
53  Fund Information

[Photo of Timothy R. Schwertfeger Appears Here]

Timothy R. Schwertfeger
Chairman of the Board

Dear

Shareholder

I invite you to take a few minutes to read the annual report we've prepared for you on the performance of your Nuveen state municipal bond fund for the fiscal year ended May 31, 1999. You, along with your financial adviser, have made a sound choice in choosing Nuveen to manage this portion of your assets. Since 1898, more than 1.3 million investors have trusted us to help them build and sustain the wealth of a lifetime.

I'm pleased to report your fund continued to meet its primary objective of providing you with dependable tax-free income and attractive after-tax total returns. I will briefly describe the national economic environment during the past 12 months. My discussion is followed by comments about the strategies employed in managing your fund from the portfolio manager of each fund represented in this report.

The Year In Review.
The Federal Reserve eased short-term rates for the first time in almost three years by cutting the federal funds rate in the fall of 1998 three times, bringing it to 4.75%. A month after the close of your fund's fiscal year, the Fed raised its target by 25 basis points to 5%. (Be sure to read your fund manager's comments about managing your fund in a rising interest rate environment.)

  The fed funds rate is the rate that banks charge each other for overnight loans and serves as the basis many financial institutions use for setting interest charges on a variety of products, from mortgage and car loans to credit cards.

  The Fed's rate cuts were made to avert a potential domestic credit crunch and restore some stability to global markets. The moves seemed to have worked, as the U.S. economy since has continued its pattern of non-inflationary growth, accompanied by low interest rates and unemployment levels that remain among the lowest in three decades, prompting the late June reversal by the Fed.

  All indications point to a confident U.S. consumer who is comfortable with the current state of the economy, especially the performance of the housing, stock and job markets. This confidence is reflected in the most recent Consumer Confidence Index report, issued by the University of Michigan's Conference Board Inc., which showed a record-setting eighth consecutive month of gains in June.

  On the global front, the turmoil of the past two years appears to be fading somewhat, as international financial markets have begun to send recovery signals.

  Domestic inflation continues to be benign, with an increase of 2.1% for the 12 months ended May 31, 1999. The general backdrop of inflation indicators continued to be mild, with the employment cost index, average hourly earnings, and import and producer price trends all remaining favorable.

  Federal Reserve Chairman Alan Greenspan recently stated that a key factor in achieving today's peaceful coexistence of economic growth and low inflation has been increased productivity. Improvements in productivity, spurred by technological advances, have been responsible for offsetting wage and other inflationary pressures that we would normally expect to see as part of a growing economy.



Why Municipal Bonds?
Our municipal bond funds continued to offer attractive, stable income in a market that places a high premium on yield. In 1998, municipal bonds represented a reasonably insulated haven in an otherwise turbulent market, with lower volatility relative to Treasury bonds and other fixed-income investments. Even in 1999, with interest rates rising again, municipals outperformed Treasuries through the end of May.

     The high ratio of tax-exempt municipal yields to Treasury yields sheltered municipal bonds, to some extent, from the price decline that occurred in the Treasury market during the first part of the year. While the yield on 30-year Treasury bonds rose from 5.10% at the end of December to 5.83% as of May 31, 1999, the yield on the Bond Buyer Revenue Bond Index, an unmanaged index of long-term municipal revenue bonds, gained 15 basis points--from 5.26% to 5.41%. Given the inverse relationship between interest rates and bond prices, we saw bond prices fall as rates rose over this period.

     Though municipal bond prices did decrease, the decline was not as dramatic as the drop in Treasuries.

     This performance differential reflects the fact that Treasuries had become relatively expensive as the result of safe-haven buying during the international economic crises in 1998. As the financial turmoil subsided, however, foreign investors returned to investing in their own countries rather than in U.S. dollar-denominated securities, and the decline in demand caused U.S. Treasuries to drop in price.

     At the end of May 1999, the ratio between long-term municipal yields and 30-year Treasury yields stood at 93%, compared with the historical average of 86% for the period of 1986-1999. For investors, this meant that quality long-term municipal bonds offered yields comparable to those of long Treasury bonds-- even before the tax advantages of municipal bonds were taken into account. During the funds' fiscal year, that ratio hit a high of 104% in December.

     On an after-tax basis in today's market, municipal bonds continue to present an exceptionally attractive investment option relative to Treasuries.

     During 1998, lower interest rates and the strong economy combined to generate high levels of new municipal issuance and a significant increase in the refinancing of existing bonds. Municipal issuance in 1998 reached $284 billion, up 29% over 1997.

     In the first part of 1999, however, as the market settled into a more stable interest rate environment, refunding activity has dropped off dramatically, resulting in a drop in municipal supply. This, in turn, has enhanced the attractiveness of the municipal bonds that were brought to market, as demand--especially from individual investors--remained relatively strong.



The Value of Nuveen Expertise. Nuveen Mutual Funds are a diverse collection of investments featuring highly regarded asset management firms--Premier Advisers/SM/--who direct the investment activities of each portfolio.

     The Premier Advisers are firms that have earned a reputation for excellence in their field of expertise--including Nuveen Investment Advisory Services for income investing, Rittenhouse Financial Services for growth investing and Institutional Capital Corporation for value investing.


     For more information on our funds, contact your financial adviser for a prospectus, or call Nuveen at (800) 621-7227, or download one from www.nuveen.com. Please read the prospectus carefully before you invest or send money.

     We encourage you to talk with your financial adviser about Nuveen's expanding array of investments and the ways they can help you establish a diversified portfolio designed to build and sustain long-term financial security.

     We are grateful for the confidence you have placed in us and are dedicated to maintaining your trust in the years ahead.

Sincerely,

/S/ Timothy R. Schwertfeger

Timothy R. Schwertfeger
Chairman of the Board
July 15, 1999

Following an April 15, 1999 special meeting of Nuveen Kentucky Limited Term Municipal Bond Fund shareholders, that fund was reorganized into Nuveen Flagship Kentucky Municipal Bond Fund effective April 23, 1999. The combination of the funds' investment portfolios will benefit investors through lower operating costs, greater investment efficiencies and improved portfolio diversification.

NUVEEN FLAGSHIP KENTUCKY MUNICIPAL BOND FUND

Report from the Portfolio Manager

Portfolio Manager Tom O'Shaughnessy discusses fund performance, the municipal market and key investment strategies for the Kentucky fund for the fiscal year ended May 31, 1999.


Comments cover the year ended May 31, 1999; performance statistics are quoted for Class A shares at net asset value.



In what shape is Kentucky's economy? The state continues to diversify into a more modern manufacturing and service oriented base, which is helping to reduce its reliance on the historically important industries of coal, tobacco and heavy industry. Kentucky's unemployment rate has fallen to 4.2% at May 31 from 4.8% a year ago. Job growth has been concentrated in health services, business services and retail trade.

     Generally, Kentucky's per capita income is lower than the national average. A bright spot for Kentucky is that Amazon.com, the Seattle-based internet book seller, recently announced that it would locate two distribution centers in Kentucky. Amazon was attracted to the state by its central location in the U.S. and its generally lower wages. Although the Kentucky economy continues to strengthen, the municipal market has seen relatively little supply during the fiscal year. Rising interest rates in 1999 slowed municipal bond activity--both new issuance and refundings--in the latter half of the fund's fiscal year.

     There were two reasons the market slowed--the increased interest rates, which primarily slowed new issuance, plus the fact that the refunding market has essentially been exhausted. Municipalities flooded the market with refundings in recent years when interest rates were dropping. A provision of the Tax Reform Act of 1986, however, limits municipalities to only one tax-exempt refunding of a bond issuance.

     Throughout the period, municipal bonds held their values quite well compared to U.S. Treasury bonds.


How did Nuveen Flagship Kentucky Municipal Bond Fund perform during its fiscal year? Nuveen Flagship Kentucky Municipal Bond Fund generated a total return on net asset value of 3.66%, outperforming the 3.53% average annual total return posted by the Lipper Kentucky Municipal Debt Peer Group.* Total return equals a fund's income and capital gains distributions, if any, plus or minus changes in net asset value. The fund's taxable equivalent total return, for investors in the 35% combined federal and state income tax bracket, was 6.37%.**

As of May 31, 1999, the fund's SEC 30-day yield was 4.39%. For investors in the combined 35% federal and state income tax bracket, that is equivalent to a yield of 6.75% on a taxable investment.


How did you manage the fund to achieve this performance? We continued to focus on bonds we determined to have a good "call" structure. Issuers generally have the right to call or redeem their bonds after a given date prior to maturity, which they would do if interest rates declined. To protect the fund's income stream, we looked for bonds with call dates far in the future--or better yet, that are noncallable.

     In addition to call protection, we continued to search for bonds that offered attractive yields and sound underlying credit quality. Examples of recent acquisitions include bonds for Louisville Regional Airport where Federal Express is a major carrier, and issuances by Bellarmine College and Kentucky Housing Corporation. We rely on Nuveen Research to help identify these opportunities.


 *The Lipper Peer Group return represents the average annualized total return of the funds in the Lipper Kentucky Municipal Debt category. The return assumes reinvestment of dividends and does not reflect any applicable sales charges.


**Taxable equivalent total return equals a fund's taxable equivalent income
  (based on the combined federal and state tax rate) plus capital gains distributions, if any, plus or minus changes in net asset value.

     In addition to assessing the credit quality of individual issuers, Nuveen Research helps us monitor events in the municipal market and analyze how those events affect individual state and national municipal markets. For example, during spring 1998, a major not-for-profit healthcare provider in Philadelphia declared bankruptcy. While the impact of this bankruptcy was most pronounced in the healthcare sector of the Pennsylvania municipal market, it was felt to a lesser extent throughout the municipal market.

     Uncertainty created by the Philadelphia health-care situation prompted investors to demand higher yields for lower-rated issues across the country, causing the yield "spread," or the difference between the highest credit quality securities and those of lower credit quality, to widen. Prior to the bankruptcy, this spread had been relatively narrow, suggesting that investors were not being compensated adequately for taking on additional credit risk. With spreads having widened, lower-rated securities have become more attractive on a risk-adjusted basis.

     With interest rates at a higher level, and the widening differential between low-rated and high-rated credits, we took the opportunity to investigate lower-rated issues. Using the expertise of Nuveen Research, we considered only those bonds that offered adequate compensation for the level of risk.

     For instance, the fund benefited from Nuveen's strength in analyzing multifamily housing bonds when we purchased the entire issue of City of Henderson Residential Revenue bonds. Working closely with the issuer and the underwriter, Nuveen negotiated stronger credit protections and favorable pricing for this complicated transaction.

     Shown only to a few institutional investors, this transaction represents added value to investors in the fund. Our team's expertise and resources makes us particularly qualified to analyze, negotiate and price these bonds correctly.

     In recent months, we have taken advantage of rising interest rates by selling some bonds at a loss--because as interest rates rose, prices of the bonds fell--and subsequently buying similar securities, whose yield reflected the higher interest rates.

     Called a "swap," this action produced two benefits for the fund and for shareholders--tax efficiency and potentially higher income. Tax losses were created by the swaps, which will benefit the fund and are used to offset capital gains for up to eight years. The higher yield of the new bonds should boost the fund's income as well.

What is your outlook for Nuveen Flagship Kentucky Municipal Bond Fund?
Rising interest rates in 1999 have made it advantageous for us to lock in higher yields by extending the portfolio's maturity beyond that of our benchmark. We believe that bond yields are currently attractive in relation to inflation. Should interest rates fall or remain stable, the portfolio's longer duration would be advantageous.

     Although Kentucky's economy is becoming stronger and more diversified, the supply of available bonds continues to be thin. Nevertheless, we will continue to seek out undervalued securities that provide income and the opportunity for price appreciation through credit rating upgrades.

     "The fund benefited from Nuveen's strength in analyzing multi-family housing bonds when we purchased the entire issue of City of Henderson Residential Revenue bonds. Working closely with the issuer and the underwriter, Nuveen negotiated stronger credit protections and favorable pricing for this complicated transaction."

NUVEEN FLAGSHIP KENTUCKY MUNICIPAL BOND FUND

Highlights as of May 31, 1999


Quick Facts
                                          A Shares    B Shares    C Shares    R Shares
NAV                                       $ 11.22     $ 11.22     $ 11.21     $ 11.20
-------------------------------------------------------------------------------------
May's Declared Dividend*                  $0.0455     $0.0385     $0.0405     $0.0475
-------------------------------------------------------------------------------------
Fund Symbol                                 FKYTX         N/A       FKYCX         N/A
-------------------------------------------------------------------------------------
CUSIP                                   67065R507   67065R606   67065R705   67065R804
-------------------------------------------------------------------------------------
Inception Date                               5/87        2/97       10/93        2/97
-------------------------------------------------------------------------------------

*  Paid June 1, 1999


Total Returns (Annualized)+
                      A Shares          B Shares   C Shares    R Shares
                  NAV        Offer        NAV         NAV        NAV
1-Year           3.66%      -0.70%       2.90%       3.12%      3.89%
-----------------------------------------------------------------------
1-Year TER**     6.37%       1.89%       5.19%       5.53%      6.72%
-----------------------------------------------------------------------
5-Year           6.77%       5.85%       6.09%       6.18%      6.84%
-----------------------------------------------------------------------
10-Year          7.41%       6.94%       6.94%       6.82%      7.44%

+ Class A share returns are actual. Class B, C and R share returns are actual for the period since class inception; returns prior to class inception are Class A share returns adjusted for differences in sales charges and expenses, which are primarily differences in distribution and service fees. Class A shares have a 4.2% maximum sales charge. Class B shares have a CDSC that begins at 5% for redemptions during the first year after purchase and declines periodically to 0% over the following five years, which is not reflected in the return figures. Class C shares have a 1% CDSC for redemptions within one year which is not reflected in the one-year total return.

** Taxable Equivalent Return (based on a combined federal and state tax rate of 35%).

Index Comparison.*

[LINE CHART APPEARS HERE]

                   Nuveen Flagship      Nuveen Flagship       Lehman Brothers
                   Kentucky Municipal   Kentucky Municipal      Municipal
May                Bond Fund (Offer)    Bond Fund (NAV)        Bond Index

1989                  9,580                    10,000               10,000
1990                 10,191                    10,638               10,731
1991                 11,248                    11,741               11,813
1992                 12,317                    12,857               12,974
1993                 13,844                    14,451               14,526
1994                 14,110                    14,728               14,885
1995                 15,439                    16,116               16,240
1996                 16,063                    16,768               16,982
1997                 17,325                    18,085               18,391
1998                 18,883                    19,711               20,117
1999                 19,579                    20,438               21,058

Nuveen Flagship Kentucky Municipal Bond Fund (Offer) $19,579
Nuveen Flagship Kentucky Municipal Bond Fund (NAV) $ 20,438
Lehman Brothers Municipal Bond Index $21,058

* The Index Comparison shows the change in value of a $10,000 investment in the Class A shares of the Nuveen fund compared with the Lehman Brothers Municipal Bond Index. The Lehman Index is comprised of a broad range of investment-grade Bond Index. The Lehman Index is comprised of a broad range of investment-grade municipal bonds, and does not reflect any initial or ongoing expenses. The Nuveen fund return depicted in the chart reflects the initial maximum sales charge applicable to A shares (4.20%) and all ongoing fund expenses.

Monthly Tax-Free Dividends (Class A Shares)*

[BAR CHART APPEARS HERE]



June                     .0475
July                     .0475
August                   .0475
September                .0475
October                  .0465
November                 .0465
December                 .0465
January                  .0465
February                 .0465
March                    .0455
April                    .0455
May                      .0455

* The fund also paid shareholders capital gains and net ordinary income distributions in December of $0.0237 per share.

Morningstar Rating/TM 1/
  ****

  Overall rating among 1,586  municipal bond funds as  of 5/31/99.

Portfolio Statistics
Fund Net Assets          $515 million
-------------------------------------
Effective Maturity        19.64 years
-------------------------------------
Average
Effective Duration               6.92
-------------------------------------



Top Five Sectors/2/
Tax Obligation (Limited)       21%
----------------------------------
Health Care                    19%
----------------------------------
U.S. Guaranteed                13%
----------------------------------
Utilities                       9%
----------------------------------
Water and Sewer                 8%
----------------------------------


Bond Credit Quality/2/

[PIE CHART APPEARS HERE]

AAA/U.S.
Guaranteed..56%
AA...........6%
A...........18%
BBB/NR......20%

Returns are historical and do not guarantee future performance. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than original cost. Performance of classes will differ. For additional information, please see the fund's prospectus.

/1/ The Morningstar rating is an overall rating for the municipal bond category and relates to Class A Shares only; other classes may vary. Morningstar proprietary ratings reflect historical risk-adjusted performance as of 5/31/99 and are subject to change every month. Past performance is no guarantee of future results. Ratings are calculated from the fund's three-, five-, and 10-year average annual returns (if applicable) in excess of 90-day Treasury bill returns, with appropriate fee adjustments, and a risk factor that reflects fund performance below 90-day T-bill returns. A shares of the fund received 4 stars for the 3- and 5-year periods and 3 stars for the 10-year period. The top 10% of the funds in a broad asset class receive 5 stars and the next 22.5% receive 4 stars. The fund was rated among 1586, 1184, and 368 funds for the three-, five-, and 10-year periods, respectively.

/2/ as a percentage of total bond holdings

NUVEEN FLAGSHIP MICHIGAN MUNICIPAL BOND FUND

Report from the Portfolio Manager

Portfolio Manager Mike Davern discusses fund performance, the municipal market and key investment strategies for the Michigan fund for the fiscal year ended May 31, 1999.


Comments cover the year ended May 31, 1999; performance statistics are quoted for Class A shares at net asset value.


How strong is Michigan's economy? With an unemployment rate of 3.9% at May 31, the Michigan economy continues to diversify beyond the economically sensitive automobile industry. At the same time, the auto industry has been a positive contributor to Michigan's economy during the past fiscal year.

     In response to low interest rates, the expanding economy and Michigan's continued population growth, the state's municipal bond issuance surged in 1998. A significant percentage of new Michigan issues represents general obligation bonds for school districts and are of extremely high quality.

     Rising interest rates in 1999, however, significantly slowed municipal bond activity--both new issuance and refundings--in the latter half of the fund's fiscal year.

     There were two reasons the market slowed--the increased interest rates, which primarily slowed new issuance, plus the fact that the refunding market has essentially been exhausted. Municipalities flooded the market with refundings in recent years when interest rates were dropping. A provision of the Tax Reform Act of 1986, however, limits municipalities to only one tax-exempt refunding per issue.

     As was the case on the national level, increasing concerns about rising economic growth and potential inflation caused bond yields to rise and prices to fall. However, municipal bonds held their values quite well compared to U.S. Treasury bonds.


How did Nuveen Flagship Michigan Municipal Bond Fund perform during its fiscal year? Nuveen Flagship Michigan Municipal Bond Fund generated a total return on net asset value of 3.45%, outperforming the 3.3% average annual total return posted by the Lipper Michigan Municipal Debt Peer Group.* Total return equals a fund's income and capital gains distributions, if any, plus or minus changes in net asset value. The fund's taxable equivalent return, for investors in the 34% combined federal and state income tax bracket, was 6.07%.**

     As of May 31, 1999, the fund's SEC 30-day yield was 4.09%. For investors in the combined 34% federal and state income tax bracket, that is equivalent to a yield of 6.2% on a taxable investment.


How did you manage the fund to achieve this performance? We continued to focus on bonds we determined to have a good "call" structure. Issuers generally have the right to call or redeem their bonds after a given date prior to maturity, which they would do if interest rates decline. To protect the fund's income stream, we look for bonds with call dates far in the future--or better yet, that are noncallable. Only 7% of the Michigan portfolio is callable between now and the year 2001.

     In addition to good call protection, we continued to search for bonds that offered attractive yields and sound underlying credit quality. We rely on Nuveen Research to help identify these opportunities.


* The Lipper Peer Group return represents the average annualized total return of the 49 funds in the Lipper Michigan Municipal Debt category. The return assumes reinvestment of dividends and does not reflect any applicable sales charges.


**Taxable equivalent total return equals a fund's taxable equivalent income
  (based on the combined federal and state tax rate) plus capital gains distributions, if any, plus or minus changes in net asset value.

     Nuveen Research also helps us monitor events in the municipal market and analyze how those events affect individual state and national municipal markets.

     For example, during spring 1998, a major not-for-profit healthcare provider in Philadelphia declared bankruptcy. While the impact of this bankruptcy was most pronounced in the healthcare sector of the Pennsylvania municipal market, it was felt to a lesser extent throughout the municipal market.

     Uncertainty created by the Philadelphia healthcare situation prompted investors to demand higher yields for lower-rated issues across the country, causing the yield "spread," or the difference between the highest credit quality securities and those of lower credit quality, to widen. Prior to the bankruptcy, this spread had been relatively narrow, suggesting that investors were not being compensated adequately for taking on additional credit risk. With spreads having widened, lower-rated securities have become more attractive on a risk-adjusted basis.

     With interest rates at a higher level, and the widening differential between low-rated and high-rated credits, we took the opportunity to investigate lower-rated issues. Using the expertise of Nuveen Research, we considered only those bonds that offered adequate compensation for the level of risk.

     Other bonds in the portfolio with a high coupon and good call protection often are "pre-refunded" as interest rates fall, as they did in '98. A pre-refunding establishes an escrow of U.S. government securities designed to retire the original debt at a designated date. As a result, the bond price rises through the elimination of credit risk due to the U.S. government escrow account and the acceleration of maturity to the call date. So, pre-refunding is a big plus for the portfolio.

     In recent months, however, we have taken advantage of rising interest rates by selling some bonds at a loss--because as interest rates rose, prices of the bonds fell--and subsequently buying similar securities, whose yield reflected the higher interest rates.

     Called a "swap," this action produced two benefits for the fund and for shareholders--tax efficiency and potentially higher income. Tax losses were created by the swaps, which will benefit the fund and are used to offset capital gains for up to eight years. The higher yield of the new bonds should boost the fund's income as well.


What is your outlook for Nuveen Flagship Michigan Municipal Bond Fund?
Rising interest rates in 1999 have made it advantageous for us to lock in higher yields by extending the portfolio's maturity beyond that of our benchmark.

     We believe that bond yields are currently attractive in relation to inflation. Should interest rates fall or remain stable, the portfolio's longer duration would be beneficial.

     With Michigan's strong economy and influx of population, we expect there will continue to be a buoyant supply and demand for municipal bonds in areas such as housing, healthcare, education and utilities. We will continue to seek out undervalued securities that provide income and the opportunity for price appreciation through credit rating upgrades.



"Other bonds in the portfolio with a high coupon and good call protection often are "pre-refunded" as interest rates fall... A pre-refunding is a big plus for the portfolio."

  NUVEEN FLAGSHIP MICHIGAN MUNICIPAL BOND FUND

Highlights  as of May 31, 1999

Quick Facts

                                                        A Shares    B Shares    C Shares    R Shares
NAV                                                       $11.83     $ 11.85     $ 11.82     $ 11.83
----------------------------------------------------------------------------------------------------
May's Declared Dividend*                                  $0.049     $0.0415     $0.0435     $0.0510
----------------------------------------------------------------------------------------------------
Fund Symbol                                                FMITX         N/A       FLMCX       NMMIX
----------------------------------------------------------------------------------------------------
CUSIP                                                  67065R853   67065R846   67065R838   67065R820
----------------------------------------------------------------------------------------------------
Inception Date                                              6/85        2/97        6/93        2/97
----------------------------------------------------------------------------------------------------

*Paid June 1, 1999

Total Returns (Annualized)+

                                                    A Shares          B Shares    C Shares   R Shares
                                                NAV        Offer         NAV         NAV        NAV
1-Year                                          3.45%      -0.90%       2.69%       2.90%      3.66%
----------------------------------------------------------------------------------------------------
1-Year TER**                                    6.07%       1.61%       4.90%       5.22%      6.38%
----------------------------------------------------------------------------------------------------
5-Year                                          6.57%       5.65%       5.92%       6.00%      6.67%
----------------------------------------------------------------------------------------------------
10-Year                                         7.14%       6.67%       6.68%       6.52%      7.18%

+ Class A share returns are actual. Class B, C and R share returns are actual for the period since class inception; returns prior to class inception are Class A share returns adjusted for differences in sales charges and expenses, which are primarily differences in distribution and service fees. Class A shares have a 4.2% maximum sales charge. Class B shares have a CDSC that begins at 5% for redemptions during the first year after purchase and declines periodically to 0% over the following five years, which is not reflected in the return figures. Class C shares have a 1% CDSC for redemptions within one year which is not reflected in the one-year total return.

** Taxable Equivalent Return (based on a combined federal and state tax rate of 34%).

Index Comparison*

[LINE CHART APPEARS HERE]

             Nuveen Flagship       Nuveen Flagship    Lehman Brothers
          Michigan Municipal    Michigan Municipal       Municipal
May        Bond Fund (Offer)       Bond Fund (NAV)       Bond Index
1989                  9,580                 10,000             10,000
1990                 10,174                 10,620             10,731
1991                 11,064                 11,549             11,813
1992                 12,142                 12,674             12,974
1993                 13,630                 14,227             14,526
1994                 13,882                 14,491             14,885
1995                 15,070                 15,730             16,240
1996                 15,616                 16,301             16,982
1997                 16,935                 17,678             18,391
1998                 18,453                 19,262             20,117
1999                 19,088                 19,925             21,058


  Nuveen Flagship Michigan Municipal Bond Fund (Offer) $19,088
  Nuveen Flagship Michigan Municipal Bond Fund (NAV) $19,925
  Lehman Brothers Municipal Bond Index $21,058

 * The Index Comparison shows the change in value of a $10,000 investment in the Class A shares of the Nuveen fund compared with the Lehman Brothers Municipal Bond Index. The Lehman Index is comprised of a broad range of investment-grade municipal bonds, and does not reflect any initial or ongoing expenses. The Nuveen fund return depicted in the chart reflects the initial maximum sales charge applicable to A shares (4.20%) and all ongoing fund expenses.

Monthly Tax-Free Dividends (Class A Shares)*

[BAR CHART APPEARS HERE]

Month
-----
June         .0500
July         .0500
August       .0500
September    .0500
October      .0500
November     .0500
December     .0500
January      .0500
February     .0500
March        .0500
April        .0490
May          .0490

* The fund also paid shareholders capital gains and net ordinary income distributions in December of $0.0565 per share.

Portfolio Statistics
Fund Net Assets                                           $343 million
----------------------------------------------------------------------
Effective Maturity                                         17.03 years
----------------------------------------------------------------------
Average
Effective Duration                                                7.45
----------------------------------------------------------------------

Top Five Sectors/1/

U.S. Guaranteed                                                    22%
----------------------------------------------------------------------
Health Care                                                        18%
----------------------------------------------------------------------
Tax Obligation (Limited)                                           15%
----------------------------------------------------------------------
Tax Obligation (General)                                           14%
----------------------------------------------------------------------
Water and Sewer                                                     6%
----------------------------------------------------------------------

Bond Credit Quality/1/
[PIE CHART APPEARS HERE]
AAA/U.S.
Guaranteed......59%
AA..............15%
A............... 8%
BBB/NR..........18%

/1/  as a percentage of total bond holdings


 Returns are historical and do not guarantee future performance. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than original cost. Performance of classes will differ. For additional information, please see the fund's prospectus.

NUVEEN FLAGSHIP OHIO MUNICIPAL BOND FUND

Report from the Portfolio Manager

Portfolio Manager Tom Futrell discusses fund performance, the municipal market and key investment strategies for the Ohio fund for the fiscal year ended May 31, 1999.

Comments cover the year ended May 31, 1999; performance statistics are quoted for Class A shares at net asset value.

How strong is Ohio's economy? The Ohio economy continues to diversify beyond manufacturing, on which it is still more reliant than most states. The unemployment rate is 4.2% as of May 31, and job growth is concentrated in the construction and services area, with some high technology growth in northern Ohio.

  The importance of industrial exports has increased the state's exposure to the global economy, a concern last fall in light of Asia's difficulties. However, the Far East's improved outlook is currently a positive for the state.

  In response to low interest rates and Ohio's expanding economy, the state's municipal bond issuance was healthy in 1998.

  Rising interest rates in 1999, however, significantly slowed municipal bond activity--both new issuance and refundings--in the latter half of the fund's fiscal year. There were two reasons the market slowed--the increased interest rates, which primarily slowed new issuance, plus the fact that the refunding market has essentially been exhausted. Municipalities flooded the market with refundings in recent years when interest rates were dropping. A provision of the Tax Reform Act of 1986, however, limits municipalities to only one tax-exempt refunding per issue.

  As was the case on the national level, increasing concerns about strong economic growth and potential inflation caused bond yields to rise and prices to fall. However, municipal bonds held their values quite well compared to U.S. Treasury bonds.

How did Nuveen Flagship Ohio Municipal Bond Fund perform during its fiscal year? Nuveen Flagship Ohio Municipal Bond Fund generated a total return on net asset value of 3.92%, outperforming the 3.52% average annual total return posted by the Lipper Ohio Municipal Debt Peer Group.* The fund ranked 12th out of 51 municipal bond funds for the fiscal year period in its Lipper category. Total return equals a fund's income and capital gain distributions, if any, plus or minus changes in net asset value. The fund's taxable equivalent total return, for investors in the 36% combined federal and state income tax bracket, was 6.76%.**

  As of May 31, 1999, the fund's SEC 30-day yield was 3.78%. For investors in the combined 36% federal and state income tax bracket, that is equivalent to a yield of 5.91% on a taxable investment.

How did you manage the fund to achieve this performance? We continued to focus on bonds we determined to have a good "call" structure. Issuers generally have the right to call or redeem their bonds after a given date prior to maturity, which they are likely to do if interest rates decline. To protect the fund's income stream, we looked for bonds with call dates far in the future--or better yet, that are noncallable.

  In addition to good call protection, we continued to search for bonds that offered attractive yields and sound underlying credit quality. For instance, we added a block of Ohio Housing Residential Mortgage Program bonds because they offered both high credit quality and relatively high yields.

  In addition to the bonds' structure, we believe that this state-run agency does an excellent job in financing the construction of homes and apartment buildings.


 * The Lipper Peer Group return represents the average annualized total return of the 51 funds in the Lipper Ohio Municipal Debt category. The return assumes reinvestment of dividends and does not reflect any applicable sales charges.

** Taxable equivalent total return equals a fund's taxable equivalent income (based on the combined federal and state tax rate) plus capital gains distributions, if any, plus or minus changes in net asset value.

To help pay for the purchase, we took advantage of demand by retail individual bond investors and strategically sold several intermediate maturity bonds. By doing so, we were able to maintain the fund's long-term focus and offset the inherent shortening of the portfolio that happens over time.

  With interest rates at a higher level, and the widening differential between low-rated and high-rated credits, we took the opportunity to investigate lower-rated issues. Using the expertise of Nuveen Research, we considered only those bonds that offered adequate compensation for the level of risk.

  For instance, the fund was able to purchase Ohio Water Development Authority bonds paying a 5.875% coupon due 2020. At the time of purchase, the yield represented about 0.65 percentage points over high-grade bond yields. The bonds helped finance Toledo Edison's Bay Shore Power Project, which involves modifying one of Toledo Edison's conventional coal-fired facilities using an advanced technology. Once converted, the facility will be able to produce extremely low-cost energy.

  In recent months, we have taken advantage of rising interest rates by selling some bonds at a loss--because as interest rates rose, prices of the bonds fell-- and subsequently buying similar securities, whose yield now reflected the higher interest rates.

  Called a "swap," this action produced two benefits for the fund and for shareholders--tax efficiency and potentially higher income. Tax losses were created by the swaps, which will benefit the fund and are used to offset capital gains for up to eight years. The higher yield of the new bonds should boost the fund's income as well.

What is your outlook for Nuveen Flagship Ohio Municipal Bond Fund? With Ohio's strong economy and expanding financing needs, we expect there will continue to be a buoyant supply and demand for municipal bonds in areas such as housing, healthcare, education and utilities.

  We will continue to seek out lower investment grade and non-rated opportunities to improve the incremental yield of the fund and boost income. We will also continue to buy bonds that have maturities in the 20-30 year range.

"We added a block of Ohio Housing Residential Mortgage Program bonds because they offered both high credit quality and relatively high yields. In addition to the bonds' structure, we believe that this state-run agency does an excellent job in financing the construction of homes and apartment buildings."

  NUVEEN FLAGSHIP OHIO MUNICIPAL BOND FUND

Highlights as of May 31, 1999

Quick Facts
                                      A Shares   B Shares   C Shares   R Shares
NAV                                    $ 11.57    $ 11.56    $ 11.56    $ 11.57
-------------------------------------------------------------------------------
May's Declared Dividend*               $0.0480    $0.0410    $0.0430    $0.0500
-------------------------------------------------------------------------------
Fund Symbol                              FOHTX        N/A      FOHCX      NXOHX
-------------------------------------------------------------------------------
CUSIP                                67065R762  67065R754  67065R747  67065R739
-------------------------------------------------------------------------------
Inception Date                            6/85       2/97       8/93       2/97
-------------------------------------------------------------------------------

*Paid June 1, 1999


Total Returns (Annualized)+
                           A Shares        B Shares      C Shares      R Shares
                         NAV    Offer        NAV           NAV           NAV
1-Year                  3.92%  -0.41%       3.18%         3.39%         4.22%
-------------------------------------------------------------------------------
1-Year TER**            6.76%   2.32%       5.61%         5.94%         7.19%
-------------------------------------------------------------------------------
5-Year                  6.30%   5.40%       5.62%         5.74%         6.41%
-------------------------------------------------------------------------------
10-Year                 6.98%   6.52%       6.51%         6.40%         7.03%

+ Class A share returns are actual. Class B, C and R share returns are actual for the period since class inception; returns prior to class inception are Class A share returns adjusted for differences in sales charges and expenses, which are primarily differences in distribution and service fees. Class A shares have a 4.2% maximum sales charge. Class B shares have a CDSC that begins at 5% for redemptions during the first year after purchase and declines periodically to 0% over the following five years, which is not reflected in the return figures. Class C shares have a 1% CDSC for redemptions within one year which is not reflected in the one-year total return.

**Taxable Equivalent Return (based on a combined federal and state tax rate of 36%).

Index Comparison*

[LINE CHART APPEARS HERE]

             Nuveen Flagship       Nuveen Flagship    Lehman Brothers
              Ohio Municipal        Ohio Municipal       Municipal
May        Bond Fund (Offer)       Bond Fund (NAV)       Bond Index
1989                  9,580                 10,000             10,000
1990                 10,140                 10,585             10,731
1991                 11,103                 11,590             11,813
1992                 12,188                 12,722             12,974
1993                 13,553                 14,148             14,526
1994                 13,854                 14,461             14,885
1995                 14,962                 15,618             16,240
1996                 15,501                 16,180             16,982
1997                 16,645                 17,374             18,391
1998                 18,100                 18,893             20,117
1999                 18,813                 19,638             21,058



-- Nuveen Flagship Ohio Municipal Bond Fund (Offer) $18,813
-- Nuveen Flagship Ohio Municipal Bond Fund (NAV) $19,638
-- Lehman Brothers Municipal Bond Fund Index $21,058

(*) The Index Comparison shows the change in value of a $10,000 investment in the Class A shares of the Nuveen fund compared with the Lehman Brothers Municipal Bond Index. The Lehman Index is comprised of a broad range of investment-grade municipal bonds, and does not reflect any initial or ongoing expenses. The Nuveen fund return depicted in the chart reflects the initial maximum sales charge applicable to A shares (4.20%) and all ongoing fund expenses.

Monthly Tax-Free Dividends (Class A Shares)*

[BAR CHART APPEARS HERE]

Month
-----
June         .0490
July         .0490
August       .0490
September    .0490
October      .0480
November     .0480
December     .0480
January      .0480
February     .0480
March        .0480
April        .0480
May          .0480

* The fund also paid shareholders capital gains and net ordinary income distributions in December of $0.0447 per share.

Portfolio Statistics

Fund Net Assets           $698 million
--------------------------------------
Effective Maturity         19.02 years
--------------------------------------
Average
--------------------------------------
Effective Duration                6.71
--------------------------------------

Top Five Sectors/1/

U.S. Guaranteed                    18%
--------------------------------------
Tax Obligation (General)           16%
--------------------------------------
Health Care                        15%
--------------------------------------
Utilities                          13%
--------------------------------------
Housing (Single-Family)             8%
--------------------------------------

Bond Credit Quality/1/

[PIE CHART APPEARS HERE]

AAA/U.S.
Guaranteed....  67%
AA............   7%
A.............  10%
BBB/NR........  16%
/1/ as a percentage of total bond holdings


Returns are historical and do not guarantee future performance. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than original cost. Performance of classes will differ. For additional information, please see the fund's prospectus.

               Portfolio of Investments

               Nuveen Flagship Kentucky Municipal Bond Fund
               May 31, 1999

 Principal                                                                            Optional Call                           Market
    Amount        Description                                                           Provisions*        Ratings**           Value
------------------------------------------------------------------------------------------------------------------------------------
                  Basic Materials -- 0.2%
$1,000,000        Jefferson County, Kentucky, Pollution Control Revenue                 7/03 at 103              AA-     $ 1,088,980
                    Bonds (E.I. du Pont de Nemours and Company Project),
                    1982 Series A, 6.300%, 7/01/12
------------------------------------------------------------------------------------------------------------------------------------
                  Consumer Staples -- 0.1%

 320,000          City of Newport, Kentucky, Industrial Building Revenue               No Opt. Call              N/R         320,035
                    Bonds, Series 1996A (Louis Truath Dairy, Inc. Project),
                    4.800%, 6/01/99
------------------------------------------------------------------------------------------------------------------------------------

                  Education and Civic Organizations -- 2.4%

 5,085,000        City of Campbellsville, Kentucky, Industrial Building                 3/09 at 102             BBB-       4,950,248
                    Revenue Bonds (Campbellsville University Project),
                    Series 1999, 5.500%, 3/01/29

 5,930,000        County of Jefferson, Kentucky, College Revenue Bonds                  5/09 at 101             Baa2       5,667,301
                    (Bellarmine College Project), Series 1999, 5.250%,
                    5/01/29 (DD)

 500,000          Kentucky Higher Education Student Loan Corporation,                  No Opt. Call              Aaa         540,415
                    Insured Student Loan Revenue Bonds, 1991 Series B,
                    6.800%, 6/01/03 (Alternative Minimum Tax)

 700,000          Northern Kentucky University, Consolidated Education                  5/01 at 102              AAA         756,217
                    Building Revenue Bonds, Series F, 7.000%, 5/01/10

 475,000          University of Kentucky, Consolidated Educational                     No Opt. Call              AAA         492,518
                    Buildings Revenue Bonds, Series O, 5.000%, 5/01/03
------------------------------------------------------------------------------------------------------------------------------------
                  Energy -- 4.0%

 325,000          City of Ashland, Kentucky, Pollution Control                      2/00 at 102 1/2             Baa1         338,332
                    Revenue Refunding Bonds (Ashland Oil Inc. Project),
                    Series 1988A, 7.375%, 7/01/09

 5,000,000        City of Ashland, Kentucky, Pollution Control                          8/02 at 102             Baa1       5,390,350
                    Revenue Refunding Bonds (Ashland Oil Inc. Project),
                    Series 1992, 6.650%, 8/01/09

 9,000,000        City of Ashland, Kentucky, Sewage and Solid Waste                     2/05 at 102             Baa1      10,071,900
                    Waste Revenue Bonds, Series 1995 (Ashland Oil Inc.
                    Project), 7.125%, 2/01/22 (Alternative Minimum Tax)

 4,360,000        City of Ashland, Kentucky, Solid Waste Revenue Bonds,                10/01 at 102             Baa1       4,668,296
                    Series 1991 (Ashland Oil Inc. Project), 7.200%,
                    10/01/20 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------
                    Forest and Paper Products -- 5.5%

 2,370,000        Hancock County, Kentucky, Solid Waste Disposal Facilities             5/06 at 102               A-       2,599,084
                    Revenue Bonds (Willamette Industries, Inc. Project),
                    Series 1996, 6.600%, 5/01/26

 9,750,000        County of Henderson, Kentucky, Solid Waste Disposal Revenue           3/05 at 102             Baa2      10,431,720
                    Bonds (MacMillan Bloedel Project), Series 1995, 7.000%,
                    3/01/25 (Alternative Minimum Tax)

 1,500,000        Maysville, Kentucky, Industrial  Development Revenue Bonds,           2/00 at 103              N/R       1,558,365
                    Crystal Tissue Project, 8.000%, 2/01/09 (Alternative
                    Minimum Tax)

 3,750,000        County of Perry, Kentucky, Solid Waste Disposal Bonds                 6/04 at 102              N/R       4,058,550
                    (TJ International Project), Series 1994, 7.000%, 6/01/24
                    (Alternative Minimum Tax)

                  County of Perry, Kentucky, Solid Waste Disposal Revenue
                    Bonds (TJ International Project), Series 1996:
 4,240,000            6.800%, 5/01/26 (Alternative Minimum Tax)                         5/06 at 102              N/R       4,598,322
 2,000,000            6.550%, 4/15/27 (Alternative Minimum Tax)                         4/07 at 102              N/R       2,134,240

 2,820,000        City of Wickliffe, Kentucky, Solid Waste Disposal Facility            4/06 at 102               A1       3,042,244
                    Revenue Bonds, Series 1996 (Westvaco Corporation Project),
                    6.375%, 4/01/26 (Alternative Minimum Tax)

  Principal                                                                                Optional Call                     Market
     Amount      Description                                                                 Provisions*   Ratings**          Value
-----------------------------------------------------------------------------------------------------------------------------------
                 Health Care - 19.2%
$ 1,310,000      County of Christian, Kentucky, Hospital Revenue Bonds,                      7/06 at 102          A-    $ 1,360,566
                   Series 1996A, Jennie Stuart Medical Center, 6.000%, 7/01/17

  3,500,000      County of Christian, Kentucky, Hospital Revenue and                         7/06 at 102          A-      3,741,150
                   Refunding Bonds, Series 1997A, Jennie Stuart Medical
                   Center, 6.000%, 7/01/13

  5,270,000      County of Clark, Kentucky, Hospital Refunding and                           3/07 at 102        BBB-      5,486,597
                   Improvement Revenue Bonds (Clark Regional Medical
                   Center Project), Series 1997, 6.200%, 4/01/13

  3,300,000      County of Daviess, Kentucky, Insured Hospital Revenue                       8/02 at 102         AAA      3,559,281
                   Bonds (ODCH, Inc. Project), Series 1992A, 6.250%, 8/01/22

  2,705,000      County of Floyd, Kentucky, Hospital Revenue Refunding                       2/01 at 102         AAA      2,865,352
                   Bonds (FHA-Insured Mortgage Loan-Highland Hospital
                   Corporation Project), Series 1991, 7.500%, 8/01/10

  4,000,000      County of Hopkins, Kentucky, Hospital Revenue Bonds,                       11/01 at 102         AAA      4,300,840
                   Series 1991 (The Trover Clinic Foundation, Incorporated),
                   6.625%, 11/15/11

                 County of Jefferson, Kentucky, Health Facilities Revenue
                   Bonds, Series 1992 (Jewish Hospital Healthcare Services
                   Inc. Project):
  1,190,000          6.500%, 5/01/15                                                         5/02 at 102         AAA      1,283,058
 12,785,000          6.550%, 5/01/22                                                         5/02 at 102         AAA     13,802,175

  4,625,000        County of Jefferson, Kentucky, Health Facilities Revenue                  7/07 at 101         AAA      4,560,851
                     Bonds, Series 1997 (University Medical Center, Inc.
                     Project), 5.250%, 7/01/22

 17,640,000       County of Jefferson, Kentucky, Health Facilities Revenue                  10/07 at 101         AAA     17,125,618
                     Bonds, Series 1997 (Alliant Health System, Inc.),
                     5.125%, 10/01/27

  7,800,000        County of Jefferson, Kentucky, Health Facilities Revenue                 10/08 at 101         AAA      7,598,994
                     Bonds, Series 1998 (Alliant Health System, Inc.),
                     5.200%, 10/01/28

  2,900,000        County of Jefferson, Kentucky, Insured Hospital Revenue                  10/02 at 102         AAA      3,141,367
                     Bonds, Series 1992 (Alliant Health System, Inc. Project),
                     6.436%, 10/01/14

  1,000,000        Kentucky Development Finance Authority (St. Elizabeth                    11/01 at 100         AAA      1,045,280
                     Medical Center), Revenue Refunding Bonds, 6.000%,
                        11/01/10

  5,000,000        Kentucky Economic Development Finance Authority, Hospital                12/03 at 102         AAA      5,415,700
                     Facilities Revenue Bonds, Series 1993A (Saint Elizabeth
                     Medical Center, Inc. Project), 6.000%, 12/01/22

  9,500,000        Kentucky Economic Development Finance Authority, Hospital                 2/07 at 102         AAA      9,882,470
                     Revenue and Refunding Revenue Bonds, Series 1997
                     (Pikeville United Methodist Hospital of Kentucky,
                     Inc. Project), 5.700%, 2/01/28

                   Kentucky Economic Development Finance Authority, Hospital
                     System Refunding and Improvement Revenue Bonds, Series 1997
                     (Appalachian Regional Healthcare, Inc. Project):
    500,000            5.500%, 10/01/07                                                     No Opt. Call         N/R        510,960
    500,000            5.600%, 10/01/08                                                      4/08 at 102         N/R        513,535
  3,500,000            5.850%, 10/01/17                                                      4/08 at 102         N/R      3,538,885
  1,500,000            5.875%, 10/01/22                                                      4/08 at 102         N/R      1,511,220

  2,435,000        McCracken County, Kentucky, Hospital Facilities Revenue                  11/04 at 102         AAA      2,681,179
                     Refunding Bonds, Series1994A (Mercy Health System),
                     6.300%, 11/01/06

                   City of Radcliff, Kentucky, Tax-Exempt Mortgage Revenue
                     Refunding Bonds, Series 1997 (GNMA Backed - Lincoln Trail
                     Care and Treatment Facility):
    650,000            5.100%, 7/20/07                                                      No Opt. Call         AAA        662,981
  1,555,000            5.650%, 1/20/19                                                       7/07 at 102         AAA      1,603,936

  2,800,000        City of Russell, Kentucky, Health System Revenue Bonds,                   1/08 at 102         BBB      2,750,020
                     Our Lady of Bellefonte Hospital Issue, Series 1997
                     (Franciscan Health Partnership, Inc. Refunding
                     Revenue Bonds), 5.500%, 7/01/15
-----------------------------------------------------------------------------------------------------------------------------------
                        Housing/Multifamily -- 2.1%

  2,500,000        Greater Kentucky Housing Assistance Corporation, Mortgage                 1/03 at 100         AAA      2,569,200
                     Revenue Refunding Bonds, Series 1993A (FHA-Insured Mortgage
                     Loans - Section 8 Assisted Projects), 6.250%, 7/01/24

  3,510,000        City of Henderson, Kentucky, Residential Facilities Revenue               5/09 at 102         N/R      3,515,686
                     Bonds (Pleasant Pointe Project), Senior Tax-Exempt Series
                     1999A, 6.125%, 5/01/29 (WI)

                   County of Jefferson, Kentucky, Multifamily Housing Revenue
                     Bonds (Kentucky Towers Project), Series 1998A:
    700,000            5.000%, 8/20/18                                                       8/08 at 102         AAA        690,585
  2,900,000            5.650%, 8/20/34                                                       8/08 at 102         AAA      2,989,494

                        Portfolio of Investments
                        Nuveen Flagship Kentucky Municipal Bond Fund (continued) May 31, 1999

   Principal                                                                               Optional Call                     Market
      Amount    Description                                                                  Provisions*   Ratings**          Value
-----------------------------------------------------------------------------------------------------------------------------------
                Housing/Multifamily (continued)

$    705,000    City of Louisville, Kentucky, Multifamily Housing Revenue Refunding         No Opt. Call         Aa2   $    706,622
                  Bonds, Series 1989 (Station House Square Associates L.P. Project),
                  5.125%, 7/15/19 (Mandatory put 7/15/99)

     335,000    County of Martin, Kentucky, Mortgage Revenue Refunding Bonds, Series         9/99 at 105          Aa        344,135
                  1995 (FHA Insured Mortgage Loan-Section 8 Assisted Project),
                  5.375%, 7/01/05

-----------------------------------------------------------------------------------------------------------------------------------
                Housing/Single Family - 7.2%

   7,000,000    Kentucky Housing Corporation, Housing Revenue Bonds, 1996 Series E,          7/06 at 102         AAA      7,452,690
                  6.300%, 1/01/28 (Alternative Minimum Tax)

   3,000,000    Kentucky Housing Corporation, Housing Revenue Bonds, 1997 Series B,          6/07 at 102         AAA      3,195,150
                  6.250%, 7/01/28 (Alternative Minimum Tax)

   1,145,000    Kentucky Housing Corporation, Housing Revenue Bonds (FHA Insured/ VA         7/00 at 102         AAA      1,189,449
                  Guaranteed Mortgage Loans), 1988 Series C, 7.900%, 1/01/21
                  (Alternative Minimum Tax)

     175,000    Kentucky Housing Corporation, Housing Revenue Bonds (FHA Insured/VA          7/00 at 102         AAA        175,735
                  Guaranteed), 1990 Series B, 7.800%, 1/01/21 (Alternative Minimum Tax)

   1,000,000    Kentucky Housing Corporation, Housing Revenue Bonds (Federally Insured       7/02 at 102         AAA      1,061,050
                  or Guaranteed Mortgage Loans), Series 1992B, 6.625%, 7/01/14

     415,000    Kentucky Housing Corporation, Housing Revenue Bonds (Federally Insured       1/03 at 102         AAA        438,311
                  or Guaranteed Mortgage Loans), Series 1991C-1, 6.600%, 1/01/11

     100,000    Kentucky Housing Corporation, Housing Revenue Bonds, 1993 Series B           1/04 at 102         AAA        103,437
                  (Federally Insured or Guaranteed Mortgage Loans), 5.150%, 7/01/07

   3,560,000    Kentucky Housing Corporation, Housing Revenue Bonds, 1998 Series F,          1/09 at 101         AAA      3,508,166
                  5.000%, 7/01/18 (Alternative Minimum Tax)

     830,000    Kentucky Housing Corporation, Housing Revenue Bonds (Federally Insured       1/04 at 102         AAA        880,331
                  or Guaranteed Mortgage Loans), 1994 Series A, 6.500%, 7/01/17

   1,990,000    Kentucky Housing Corporation, Housing Revenue Bonds (Federally Insured       7/04 at 102         AAA      2,120,624
                  or Guaranteed Mortgage Loans), 1994 Series C, 6.400%, 1/01/17

   1,975,000    Kentucky Housing Corporation, Housing Revenue Bonds (Federally Insured       1/05 at 102         AAA      2,110,742
                  or Guaranteed Mortgage Loans), 1995 Series B, 6.625%, 7/01/26
                  (Alternative Minimum Tax)

   5,335,000    Kentucky Housing Corporation, Housing Revenue Bonds, 1999 Series B,          4/09 at 101         AAA      5,303,470
                  5.250%, 1/01/28 (Alternative Minimum Tax) (DD1)

   9,480,000    Kentucky Housing Corporation, Housing Revenue Bonds, Series A,               4/09 at 101         AAA      9,421,319
                  5.200%, 1/01/31

-----------------------------------------------------------------------------------------------------------------------------------
                Long-Term Care - 3.4%

                County of Jefferson, Kentucky, First Mortgage Revenue Bonds, Series 1994
                (The First Christian Church Homes of Kentucky Project):
   1,240,000      6.000%, 11/15/09                                                          11/04 at 102         BBB      1,290,580
     715,000      6.125%, 11/15/13                                                          11/04 at 102         BBB        745,144
   3,210,000      6.125%, 11/15/18                                                          11/04 at 102         BBB      3,345,334

                Kentucky Economic Development Finance Authority, Health Care Facilities
                Revenue Bonds, Series 1998 (The Christian Church Homes of Kentucky Inc.
                Obligated Group):
   1,800,000      5.375%, 11/15/23                                                           5/08 at 102         BBB      1,731,312
   4,250,000      5.500%, 11/15/30                                                           5/08 at 102         BBB      4,090,200

     200,000    Kentucky Economic Development Finance Authority, Hospital Revenue           No Opt. Call         Aa3        204,736
                  Refunding Bonds, Series 1996 (Green River Regional Mental Health/
                  Mental Retardation Board, Inc.), 5.200%, 11/01/01

   5,700,000    Kentucky Economic Development Finance Authority, Tax Exempt Mortgage         1/08 at 105         AAA      6,097,005
                  Revenue Bonds (South Central Nursing Homes, Inc. Project), Series
                  1997A, 6.000%, 7/01/27

-----------------------------------------------------------------------------------------------------------------------------------
                Tax Obligation/General - 1.9%

   4,790,000    Commonwealth of Puerto Rico, Public Improvement Bonds of 1996 (General       7/06 at 101 1/2       A      4,849,827
                  Obligation Bonds), 5.400%, 7/01/25

   2,000,000    Commonwealth of Puerto Rico, Public Improvement Bonds of 1997,               7/07 at 100           A      2,015,560
                  5.375%, 7/01/25

  Principal                                                                                Optional Call                     Market
     Amount    Description                                                                   Provisions*   Ratings**          Value
------------------------------------------------------------------------------------------------------------------------------------
               Tax Obligation/General (continued)

 $  280,000    Commonwealth of Puerto Rico, Public Improvement Refunding Bonds,             No Opt. Call           A    $   296,355
                Series 1993 (General Obligation Bonds), 5.375%, 7/01/05

  3,000,000    Commonwealth of Puerto Rico, Public Improvement Bonds of 1998 (General        7/08 at 101           A      2,877,840
                Obligation Bonds), 5.000%, 7/01/28
------------------------------------------------------------------------------------------------------------------------------------
               Tax Obligation/Limited - 21.2%

    615,000    Boone County, Kentucky, School District Finance Corporation School            2/03 at 102          A1        648,917
                 Building Refunding and Improvement Revenue Bonds, Series 1993,
                 6.000%, 2/01/18

  1,595,000    City of Bowling Green Municipal Projects Corporation,                        12/04 at 102          A2      1,756,382
                 Kentucky, Lease Revenue Bonds, Series 1994, 6.500%, 12/01/14

  1,005,000    Casey County School District Finance Corporation, School Building             3/05 at 102          A1      1,058,647
                 Revenue Bonds, Series 1995, 5.750%, 3/01/15

               Daviess County, Kentucky, School District Finance Corporation,
               School Building Revenue Bonds, Series 1994:
    505,000      5.800%, 5/01/11                                                             5/04 at 102          A1        544,132
    535,000      5.800%, 5/01/12                                                             5/04 at 102          A1        569,952
    570,000      5.800%, 5/01/13                                                             5/04 at 102          A1        605,939
    600,000      5.800%, 5/01/14                                                             5/04 at 102          A1        636,468

  1,070,000    Fleming County School District Finance Corporation, School                    3/05 at 102           A      1,127,673
                 Building Revenue Bonds, Series 1995, 5.875%, 3/01/15

  3,155,000    City of Florence, Kentucky, Public Properties Corporation,                    6/07 at 102         AAA      3,261,702
                 First Mortgage Revenue Bonds (Administrative Office Complex
                 Project), Series 1997, 5.500%, 6/01/27

               Floyd County, Kentucky, Public Properties Corporation, First Mortgage
               Revenue Bonds (Floyd County Justice Center Project), Series 1995A:
    465,000      5.500%, 9/01/17                                                             3/06 at 102           A        481,419
  1,260,000      5.550%, 9/01/23                                                             3/06 at 102           A      1,305,851

  3,550,000    Floyd County, Kentucky, Public Properties Corporation, First Mortgage         3/06 at 102           A      3,803,115
                 Revenue Bonds (Floyd County Justice Center Project), Series 1996B,
                 6.200%, 9/01/26

  1,200,000    Floyd County School District Finance Corporation, Kentucky, School            5/05 at 102          A1      1,246,728
                 Building Revenue Bonds, Series 1995, 5.500%, 5/01/15

  2,280,000    Grant County School District Finance Corporation, School Building             3/07 at 102         Aaa      2,319,649
                 Revenue Bonds, Series 1997, 5.375%, 3/01/17

               Hardin County, Kentucky, Building Commission Revenue Bonds (Detention
               Facility Project), Series 1994:
    525,000      6.200%, 12/01/11                                                           12/04 at 102         AAA        579,044
  1,775,000      6.250%, 12/01/14                                                           12/04 at 102         AAA      1,966,150

               Hardin County, Kentucky, School District Finance Corporation, School
               Building Revenue Bonds, Series of 1991:
    265,000      6.800%, 6/01/08                                                             6/01 at 103          A1        286,433
    300,000      6.800%, 6/01/10                                                             6/01 at 103          A1        324,264

  3,465,000    Hopkins County, Kentucky, School District Finance Corporation,                6/04 at 102          A1      3,718,084
                 School Building Revenue Bonds, Series 1994, 6.200%, 6/01/19

  4,195,000    Jefferson County, Kentucky, School District Finance Corporation,              2/06 at 102         AAA      4,190,008
                 School Building Revenue Bonds, Series 1996A, 5.125%, 2/01/16

  4,600,000    Jefferson County, Kentucky, School District Finance Corporation,              2/09 at 101         AAA      4,176,984
                 School Building Revenue Bonds, Series 1998C, 4.500%, 2/01/19

  1,072,876    County of Jefferson, Kentucky, Equipment Lease Purchase                       6/99 at 101         N/R      1,100,954
                 Revenue Bonds, Series 1987 (Energy System Project), 9.000%, 6/01/03

    197,818    County of Jefferson, Kentucky, Equipment Lease Purchase                       6/99 at 102         N/R        205,742
                 Revenue Bonds, Series 1988 (Energy System Project), 9.500%, 6/01/03

  2,500,000    Jefferson County, Kentucky, Capital Projects Corporation Lease Revenue   8/99 at 51 31/32         Aa3      1,288,225
                 Bonds, Series 1987B, 0.000%, 8/15/08

               Portfolio of Investments
               Nuveen Flagship Kentucky Municipal Bond Fund (continued) May 31, 1999

  Principal                                                                                Optional Call                     Market
     Amount    Description                                                                   Provisions*   Ratings**          Value
-----------------------------------------------------------------------------------------------------------------------------------
               Tax Obligation/Limited (continued)

               City of Jeffersontown, Kentucky, Public Projects Refunding and Improvements,
               Certificates of Participation:
$   100,000      5.000%, 11/01/05                                                           No Opt. Call           A   $    104,776
  1,000,000      5.750%, 11/01/15                                                           11/06 at 102           A      1,058,470

               Jessamine County, Kentucky, School District Finance Corporation, School
               Building Revenue Bonds, Series 1991:
    510,000      6.750%, 6/01/10                                                             6/01 at 103          A1        553,554
    545,000      6.750%, 6/01/11                                                             6/01 at 103          A1        591,543

  2,500,000    Jessamine County, Kentucky, School District Finance Corporation, School       6/04 at 102          A1      2,667,450
                 Building Revenue Bonds, Series 1994, 6.125%, 6/01/19

  5,650,000    Jessamine County, Kentucky, School District Finance Corporation, School       1/06 at 102          A1      5,828,653
               Building Revenue Bonds, Series 1995,
                 5.500%, 1/01/21

  4,500,000    Kenton County, Kentucky, Public Properties Corporation, First Mortgage        3/09 at 101          A1      4,276,035
                 Revenue Bonds (Courthouse Facilities Project), 1998 Series A,
                 5.000%, 3/01/29

    400,000    Commonwealth of Kentucky, State Property and Buildings Commission, Revenue   11/01 at 102          A+        432,512
                 and Revenue Refunding Bonds, Project No. 40, 2nd Series, 6.875%, 11/01/07

    250,000    Commonwealth of Kentucky, State Property and Buildings Commission, Revenue   10/01 at 102           A        270,125
                 and Revenue Refunding Bonds, Project No. 53, 6.625%, 10/01/07

     60,000    The Turnpike Authority of Kentucky, Economic Development Road Revenue        No Opt. Call         AAA         63,842
                 and Revenue Refunding Bonds (Revitalization Projects), Series 1993,
                 5.400%, 7/01/05

  1,000,000    The Turnpike Authority of Kentucky, Economic Development Road Revenue         7/05 at 102         AAA      1,045,520
                 and Revenue Refunding Bonds (Revitalization Projects), Series 1995,
                 5.625%, 7/01/15

    125,000    The Turnpike Authority of Kentucky, Resource Recovery Road Revenue            7/99 at 100          A+        125,239
                 Refunding Bonds, 1985 Series A, 6.000%, 7/01/09

               Lexington, Kentucky, Center Corporation, Mortgage Revenue Refunding and
               Improvement Bonds, Series 1993A:
  2,600,000      0.000%, 10/01/11                                                           No Opt. Call          A1      1,410,032
  2,550,000      0.000%, 10/01/12                                                           No Opt. Call          A1      1,305,779

    435,000    Lincoln County, Kentucky, School District Finance Corporation, School         5/02 at 102          A1        463,566
                 Building Revenue Bonds, Series 1992, 6.200%, 5/01/12

  1,525,000    McCracken County, Kentucky, Public Properties Corporation, Public             9/06 at 102         AAA      1,629,539
                 Project Revenue Bonds (Court Facilities Project), Series 1995,
                 5.900%, 9/01/26

  2,365,000    McCreary County, Kentucky, School District Finance Corporation,               8/05 at 102           A      2,462,083
                 School Building Revenue Bonds, Second Series of 1995, 5.600%,
                 8/01/16

  1,410,000    Morgan County, Kentucky, School District Finance Corporation School           9/04 at 102          A1      1,509,320
                 Building Revenue Bonds, Series 1994, 6.000%, 9/01/14

               Mount Sterling, Kentucky, Lease Revenue Bonds (Kentucky League of
               Cities Funding Program), Series 1993A:
    775,000      5.625%, 3/01/03                                                            No Opt. Call          Aa        811,185
 13,000,000      6.200%, 3/01/18                                                             3/03 at 102          Aa     13,635,180

               Pendleton County, Kentucky, County Lease Revenue Bonds, Kentucky
               Associated Counties Leasing Trust Program, Series 1993A:
 12,960,000      6.500%, 3/01/19                                                             3/03 at 102           A     13,693,018
    500,000      6.400%, 3/01/19                                                            No Opt. Call           A        568,465

  2,000,000    Puerto Rico Aqueduct and Sewer Authority, Refunding Bonds, Series 1995,   7/06 at 101 1/2           A      1,944,340
                 Guaranteed by the Commonwealth of Puerto Rico, 5.000%, 7/01/19

  8,250,000    Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds,      7/16 at 100           A      8,485,125
                 Series Y of 1996, 5.500%, 7/01/36

    115,000    Puerto Rico Infrastructure Finance Authority, Special Tax Revenue Bonds,      7/99 at 101        BBB+        117,663
                 Series 1988A, 7.750%, 7/01/08

  7,000,000    Warren County, Kentucky, Justice Center Expansion Corporation, First          9/07 at 102         AAA      6,975,150
                 Mortgage Revenue Bonds, AOC Judicial Facility Series 1997A, 5.250%,
                 9/01/24

  Principal                                                                                Optional Call                     Market
     Amount    Description                                                                   Provisions*   Ratings**          Value
-----------------------------------------------------------------------------------------------------------------------------------
               Transportation -- 4.6%

$10,640,000    Kenton County Airport Board (Commonwealth of Kentucky), Special               2/02 at 100         BBB    $10,840,670
                 Facilities Revenue Bonds, 1992 Series A (Delta Air Lines, Inc.
                 Project), 6.125%, 2/01/22 (Alternative Minimum Tax)

    300,000    Kenton County, Kentucky, Airport Board, Cincinnati/Northern                  No Opt. Call         AAA        307,521
                 Kentucky International Airport Revenue Bonds, Series 1996A,
                 5.000%, 3/01/02 (Alternative Minimum Tax)

  1,250,000    Kenton County, Kentucky, Airport Board, Cincinnati/Northern                   3/06 at 102         AAA      1,314,375
                 Kentucky International Airport Revenue Bonds, Series 1996B (non-AMT),
                 5.750%, 3/01/13

  5,000,000    Regional Airport Authority of Louisville and Jefferson County,                7/05 at 102         AAA      5,130,350
                 Kentucky, Airport System Revenue Bonds, 1995 Series A, 5.625%,
                 7/01/25 (Alternative Minimum Tax)

  6,000,000    Regional Airport Authority of Louisville and Jefferson County,                3/09 at 101        Baa3      6,004,260
                 Kentucky, Special Facilities Revenue Bonds, 1999 Series A
                 (Airis Louisville, L.L.C. Project), 5.500%, 3/01/19 (Alternative
                 Minimum Tax) (WI)
-----------------------------------------------------------------------------------------------------------------------------------
               U.S. Guaranteed -- 13.4%

    430,000    Bardstown Independent School District Finance Corporation, School           11/02  at 102       A1***        471,112
                 Building Refunding and Improvement Revenue Bonds, Series of 1992,
                 6.375%, 5/01/17 (Pre-refunded to 11/01/02)

    725,000    Bell County, Kentucky, School District Finance Corporation, School            9/01 at 102        A***        786,814
                 Building Revenue Bonds, Series 1991, 6.875%, 9/01/11 (Pre-refunded to 9/01/01)

  1,000,000    Boone County, Kentucky, School District Finance Corporation, School           9/01 at 103       A1***      1,091,780
                 Building Revenue Bonds, Series C of 1991, 6.750%, 9/01/11
                 (Pre-refunded to 9/01/01)

  1,215,000    Boone County, Kentucky, School District Finance Corporation, School          12/02 at 102       A1***      1,323,427
                 Building Refunding and Improvement Revenue Bonds, Series 1992,
                 6.125%, 12/01/17 (Pre-refunded to 12/01/02)

               Christian County, Kentucky, School District Finance Corporation, School
               Building Revenue Bonds, Series 1991:

    565,000      6.750%, 6/01/10 (Pre-refunded to 6/01/01)                                   6/01 at 102        A***        609,036
    600,000      6.750%, 6/01/11 (Pre-refunded to 6/01/01)                                   6/01 at 102        A***        646,764

  1,645,000    City of Edgewood, Kentucky, Public Properties Corporation, First             12/01 at 102       A2***      1,794,465
                 Mortgage Revenue Bonds (Public Facilities Project), Series 1991,
                 6.700%, 12/01/21 (Pre-refunded to 12/01/01)

               City of Florence, Kentucky, Public Properties Corporation First
                 Mortgage Revenue Bonds (Recreational Facilities Project):

    100,000      7.000%, 3/01/10 (Pre-refunded to 3/01/01)                                   3/01 at 103       A3***        108,225
    320,000      7.000%, 3/01/14 (Pre-refunded to 3/01/01)                                   3/01 at 103       A3***        347,184
    345,000      7.000%, 3/01/15 (Pre-refunded to 3/01/01)                                   3/01 at 103       A3***        374,308
    360,000      7.000%, 3/01/16 (Pre-refunded to 3/01/01)                                   3/01 at 103       A3***        390,582

 17,000,000    Jefferson County, Kentucky, Capital Projects Corporation,                2/01 at 24 11/16         AAA      3,929,040
                 Lease Revenue Bonds, Series 1989B, 0.000%, 8/15/19
                 (Pre-refunded to 2/15/01)

  4,900,000    County of Jefferson, Kentucky, Insured Hospital Revenue Bonds,               10/02 at 102         AAA      5,344,675
                 Series 1992 (Alliant Health System, Inc. Project), 6.436%, 10/01/14
                 (Pre-refunded to 10/29/02)

               Kenton County, Kentucky, Public Parks Corporation, Mortgage Revenue
                 Bonds Series 1990:

  1,290,000      7.000%, 3/01/08 (Pre-refunded to 3/01/00)                                   3/00 at 101        A***      1,338,233
  1,070,000      7.100%, 3/01/10 (Pre-refunded to 3/01/00)                                   3/00 at 101        A***      1,110,735

    815,000    Kenton County School District Finance Corporation, Kentucky, School          12/01 at 102       A+***        888,725
                 Building Revenue Bonds, Series 1991, 6.800%, 12/01/11 (Pre-refunded to 12/01/01)

  3,000,000    Kentucky Development Finance Authority, Hospital Revenue Bonds,              10/99 at 102        A***      3,101,250
                 Series 1989A (St. Luke Hospital, Inc.), 7.500%, 10/01/12
                 (Pre-refunded to 10/01/99)

               Kentucky Development Finance Authority, Sisters of Charity of Nazareth
                 Health Corporation, Hospital Revenue Bonds, Series 1989:
  1,750,000      7.375%, 11/01/16 (Pre-refunded to 11/01/99)                                11/99 at 102       A1***      1,813,368
    500,000      7.375%, 11/01/16 (Pre-refunded to 11/01/99)                                11/99 at 102         AAA        518,410

               Kentucky Development Finance Authority, Hospital Facilities Revenue
                 Bonds, Series 1991A (St. Luke Hospital, Inc.):
  2,000,000      7.000%, 10/01/11 (Pre-refunded to 10/01/01)                                10/01 at 102         AAA      2,184,980
  9,070,000      7.000%, 10/01/21 (Pre-refunded to 10/01/01)                                10/01 at 102         AAA      9,908,884

    580,000    Kentucky Development Finance Authority, Sisters of Charity of Nazareth       11/01 at 102       A1***        628,482
                 Health Corporation, Revenue Refunding Bonds, Series 1991, 6.600%,
                 11/01/06 (Pre-refunded to 11/01/01)

               Portfolio of Investments
               Nuveen Flagship Kentucky Municipal Bond Fund (continued) May 31, 1999

   Principal                                                                               Optional Call                     Market
      Amount    Description                                                                  Provisions*   Ratings**          Value
-----------------------------------------------------------------------------------------------------------------------------------
                U.S. Guaranteed (continued)

$    600,000    Kentucky Infrastructure Authority, Infrastructure Revolving Fund Program     6/05 at 102        A***   $    675,450
                  Revenue Bonds, 1995 Series J, 6.375%, 6/01/14 (Pre-refunded to
                  6/01/05)

   1,495,000    Kentucky Infrastructure Authority Governmental Agencies Program, Revenue     8/99 at 102        A***      1,536,053
                  Refunding Bonds, Series 1989A, 7.800%, 8/01/08 (Pre-refunded to
                  8/01/99)

   2,075,000    Commonwealth of Kentucky, State Property and Buildings Commission            9/04 at 102       A+***      2,286,401
                  Revenue Bonds, Project No. 56, 6.000%, 9/01/14 (Pre-refunded to
                  9/01/04)

   4,875,000    The Turnpike Authority of Kentucky, Economic Development Road Revenue        5/00 at 101 1/2     AAA      5,128,939
                  Bonds (Revitalization Projects), Series 1990, 7.250%, 5/15/10
                  (Pre-refunded to 5/15/00)

     250,000    Laurel County, Kentucky, School District Finance Corporation, School         3/01 at 102        A***        268,445
                  Building Revenue Bonds, 7.000%, 3/01/10 (Pre-refunded to 3/01/01)

   1,000,000    Lawrence County, Kentucky, School District Finance Corporation, School      11/04 at 102       A1***      1,140,320
                  Building Revenue Bonds, Series 1994, 6.750%, 11/01/14 (Pre-refunded to 11/01/04)

                Lexington-Fayette Urban County Government, Kentucky, Governmental
                Project Revenue Bonds, Series 1994 (University of Kentucky Alumni
                Association, Inc., Commonwealth Library Project):
   3,195,000      6.750%, 11/01/17 (Pre-refunded to 11/01/04)                               11/04 at 102         AAA      3,658,435
   4,320,000      6.750%, 11/01/24 (Pre-refunded to 11/01/04)                               11/04 at 102         AAA      4,946,616

   2,790,000    The City of Louisville Parking Authority of River City (PARC), Inc.,         6/01 at 103        A***      3,034,934
                  Kentucky, First Mortgage Revenue Bonds, Series 1991,
                  6.875%, 12/01/20 (Pre-refunded to 6/01/01)

                Montgomery County, Kentucky, School District Finance Corporation,
                School Building Revenue Bonds, Series 1991:
     305,000      6.800%, 6/01/09 (Pre-refunded to 6/01/01)                                  6/01 at 102       A1***        328,509
     325,000      6.800%, 6/01/10 (Pre-refunded to 6/01/01)                                  6/01 at 102       A1***        350,051
     350,000      6.800%, 6/01/11 (Pre-refunded to 6/01/01)                                  6/01 at 102       A1***        376,978

   2,000,000    Northern Kentucky University Certificates of Participation, Student          1/01 at 102         AAA      2,147,860
                  Housing Facilities, Series 1991, 7.250%, 1/01/12 (Pre-refunded to
                  1/01/01)

   1,230,000    Perry County, Kentucky, School District Finance Corporation, School          7/02 at 102       A1***      1,334,636
                  Building Revenue Bonds, Series 1992, 6.250%, 7/01/11 (Pre-refunded to
                  7/01/02)

   1,990,000    Western Kentucky University, Housing and Dining System Revenue Bonds,       12/00 at 102         AAA      2,143,767
                  Series 1990L, 7.400%, 12/01/10 (Pre-refunded to 12/01/00)

     940,000    Western Kentucky University, Consolidated Educational Building Revenue      11/00 at 102         AAA      1,010,002
                  Bonds, Series 1990J, 7.400%, 5/01/10 (Pre-refunded to 11/01/00)

-----------------------------------------------------------------------------------------------------------------------------------
                Utilities - 8.6%

   7,000,000    County of Boone, Kentucky, Collateralized Pollution Control Revenue          1/04 at 102         AAA      7,164,570
                  Refunding Bonds, 1994 Series A (The Cincinnati Gas and Electric
                  Company Project), 5.500%, 1/01/24

   5,030,000    County of Carroll, Kentucky, Collateralized Pollution Control Revenue        2/02 at 102         Aa2      5,328,631
                  Bonds (Kentucky Utilities Company Project), 1992 Series B,
                  6.250%, 2/01/18

                County of Jefferson, Kentucky, Pollution Control Revenue Bonds, 1990
                Series A (Louisville Gas and Electric Company Project):
   1,000,000      7.450%, 6/15/15                                                            6/00 at 102         Aa2      1,050,650
   1,750,000      5.900%, 4/15/23                                                            4/05 at 102         Aa2      1,837,028

   1,250,000    Mercer County, Kentucky, Collateralized Pollution Control Revenue Bonds      2/02 at 102         Aa2      1,325,837
                  (Kentucky Utilities Company Project), Series 1992A, 6.250%, 2/01/18

                Owensboro, Kentucky, Electric Light and Power Revenue Bonds,
                Series 1991B:
   7,100,000      0.000%, 1/01/11                                                           No Opt. Call         AAA      4,032,658
   6,475,000      0.000%, 1/01/12                                                           No Opt. Call         AAA      3,472,543
   7,900,000      0.000%, 1/01/17                                                           No Opt. Call         AAA      3,169,243
  13,300,000      0.000%, 1/01/18                                                           No Opt. Call         AAA      5,047,350
   5,100,000      0.000%, 1/01/19                                                           No Opt. Call         AAA      1,830,135
   4,725,000      0.000%, 1/01/20                                                           No Opt. Call         AAA      1,605,933

     400,000    City of Owensboro, Kentucky, Electric Light and Power System Revenue        No Opt. Call         AAA        329,760
                  Bonds, Series 1993A, 0.000%, 1/01/04 (Alternative Minimum Tax)

   3,000,000    Puerto Rico Electric Power Authority, Power Revenue Bonds, Series T,         7/04 at 102        BBB+      3,214,230
                  6.000%, 7/01/16

  Principal                                                                                Optional Call                     Market
     Amount    Description                                                                   Provisions*   Ratings**          Value
-----------------------------------------------------------------------------------------------------------------------------------
               Utilities (continued)

$ 4,795,000    Trimble County, Kentucky, Pollution Control Revenue Bonds                    11/00 at 102         Aa2   $  5,093,489
                 (Louisville Electric Company), Series 1990A, 7.625%,
                 11/01/20 (Alternative Minimum Tax)
-----------------------------------------------------------------------------------------------------------------------------------
               Water and Sewer - 7.8%

    625,000    City of Danville, Kentucky, Multi-City Lease Revenue                         12/01 at 103         AAA        681,931
                 Bonds (City of Radcliff, Kentucky, Sewer System Revenue
                 Project), Fixed Rate Series 1991-B, 6.875%, 3/01/19
                 (Optional put 12/01/10)

  1,750,000    City of Henderson, Kentucky, Water and Sewer Revenue and
                 Refunding Bonds, Series 1994A, 6.100%, 11/01/14                            11/04 at 103         AAA      1,933,138

               Kenton County Water District No. 1, Water District Revenue Bonds,
               Series 1995B:
    200,000      5.600%, 2/01/04                                                            No Opt. Call         AAA        212,852
  2,040,000      5.700%, 2/01/20                                                             8/05 at 102         AAA      2,150,221

    500,000    Kentucky Infrastructure Authority, Infrastructure Revolving Fund
                 Program Revenue Bonds, 1991 Series E, 6.500%, 6/01/11                       6/01 at 102           A        535,660

  1,000,000    Kentucky Infrastructure Authority, Governmental Agencies Program
                 Revenue Refunding Bonds, 1993 Series E, 5.750%, 8/01/18                     8/03 at 102           A      1,027,320

               Kentucky Infrastructure Authority, Infrastructure Revolving Fund Program
               Revenue Bonds,1995 Series J:
    440,000      6.300%, 6/01/10                                                             6/05 at 102           A        493,596
    360,000      6.350%, 6/01/11                                                             6/05 at 102           A        404,798

               Kentucky Infrastructure Authority, Governmental Agencies Program Revenue
               Bonds, 1995 Series G:
    420,000      6.300%, 8/01/10                                                             8/05 at 102           A        470,102
    445,000      6.350%, 8/01/11                                                             8/05 at 102           A        499,277
    825,000      6.375%, 8/01/14                                                             8/05 at 102           A        927,688

    405,000    Kentucky Infrastructure Authority, Governmental Agencies Program Revenue      8/99 at 102           A        416,077
                 Refunding Bonds, Series 1989A, 7.800%, 8/01/08

               Louisville and Jefferson County Metropolitan Sewer District (Commonwealth
               of Kentucky), Sewer and Drainage System Revenue Bonds, Series 1994A:
  2,720,000      6.750%, 5/15/19                                                            11/04 at 102         AAA      3,116,766
  2,070,000      6.500%, 5/15/24                                                            11/04 at 102         AAA      2,346,842
  2,500,000      6.750%, 5/15/25                                                            11/04 at 102         AAA      2,864,674

  3,865,000    Louisville and Jefferson County Metropolitan Sewer District (Commonwealth     2/05 at 102         Aaa      3,916,056
                 of Kentucky), Sewer and Drainage System Revenue Bonds, Series 1996A,
                 5.400%, 5/15/22

 10,500,000    Louisville and Jefferson County Metropolitan Sewer District (Commonwealth     5/07 at 101         AAA     10,446,344
                 of Kentucky), Sewer and Drainage System Revenue Bonds, Series 1997A,
                 5.250%, 5/15/27

  6,000,000    Louisville and Jefferson County Metropolitan Sewer District (Commonwealth    11/07 at 101         AAA      6,059,759
                 of Kentucky), Sewer and Drainage System Revenue Bonds, Series 1997B,
                 5.350%, 5/15/22

  1,000,000    Louisville and Jefferson County Metropolitan Sewer District (Commonwealth     5/08 at 101         AAA        921,089
                 of Kentucky), Sewer and Drainage System Revenue Bonds, Series 1998A,
                 4.750%, 5/15/28

    500,000    Paducah, Kentucky, Waterworks Revenue Refunding Bonds, Series 1991, 6.700%,   7/01 at 102         AAA        539,534
                 7/01/09
-----------------------------------------------------------------------------------------------------------------------------------
$545,555,694   Total Investments - (cost $492,461,610) - 101.6%                                                         523,340,679
============-----------------------------------------------------------------------------------------------------------------------
               Other Assets Less Liabilities - (1.6)%                                                                    (8,206,210)
               --------------------------------------------------------------------------------------------------------------------
               Net Assets - 100%                                                                                       $515,134,469
               ====================================================================================================================


                      * Optional Call Provisions (not covered by the report of independent public accountants): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

                      ** Ratings (not covered by the report of independent public accountants): Using the higher of Standard & Poor's or Moody's rating.

                      *** Securities are backed by an escrow or trust containing sufficient U.S. government or U.S. government agency securities which ensures the timely payment of principal and interest. Securities are normally considered to be equivalent to AAA rated securities.

                      N/R   Investment is not rated.

                      (DD) Security purchased on a delayed delivered basis (note 1).

                      (DD1) Portion of security purchased on a delayed delivery
                            basis (note 1).

                      (WI)  Security purchased on a when-issued basis (note 1).

                                 See accompanying notes to financial statements.
19

               Portfolio of Investments
               Nuveen Flagship Michigan Municipal Bond Fund
               May 31, 1999


  Principal                                                                                Optional Call                     Market
     Amount    Description                                                                   Provisions*   Ratings**          Value
-----------------------------------------------------------------------------------------------------------------------------------
               Capital Goods  0.3%

 $1,055,000    Michigan Strategic Fund, Limited Obligation Revenue Bonds (WMX               12/03 at 102          A1     $1,110,904
                 Technologies, Inc. Project), Series 1993, 6.000%, 12/01/13
                 (Alternative Minimum Tax)
-----------------------------------------------------------------------------------------------------------------------------------
               Consumer Cyclical - 3.2%

  2,500,000    Michigan Strategic Fund, Limited Obligation Refunding Revenue                No Opt. Call          A1      2,877,825
                 Bonds, Series 1991A, 7.100%, 2/01/06

  5,000,000    Michigan Strategic Fund, Multi-Modal Interchangeable Rate                     9/05 at 102           A      5,362,650
                 Pollution Control Refunding Revenue Bonds (General Motors
                 Corporation), Series 1995, 6.200%, 9/01/20

  2,650,000    Michigan Strategic Fund, Limited Obligation Revenue Bonds                    No Opt. Call          A-      2,752,290
                 (Worthington Armstrong Venture Project), Series 1997, 5.750%,
                 10/01/22 (Alternative Minimum Tax)
-----------------------------------------------------------------------------------------------------------------------------------
               Education and Civic Organizations - 0.9%

    210,000    Board of Control of Grand Valley State University, Michigan,                 10/99 at 101          A+        214,893
                 General Revenue Bonds, Series 1988, 7.875%, 10/01/08

    750,000    Michigan Higher Education Student Loan Authority, Student Loan                6/06 at 102         Aaa        788,730
                 Revenue Bonds, Series XVII-A, 5.750%, 6/01/13 (Alternative
                 Minimum Tax)

  1,000,000    Michigan Higher Education Student Loan Authority, Student Loan                6/08 at 101         AAA        998,230
                 Revenue Bonds, Series XVII-B, 5.400%, 6/01/18 (Alternative Minimum
                 Tax)

  1,000,000    Board of Trustees of Western Michigan University, Michigan, General          11/02 at 102         AAA      1,094,810
                 Revenue Bonds, Series 1992A, 6.250%, 11/15/12
-----------------------------------------------------------------------------------------------------------------------------------
               Forest and Paper Products - 2.2%

  7,500,000    The Economic Development Corporation of Dickinson County (Michigan),         10/03 at 102        Baa1      7,660,500
                 Pollution Control Refunding Revenue Bonds (Champion International
                 Corporation Project), Series 1993, 5.850%, 10/01/18
-----------------------------------------------------------------------------------------------------------------------------------
               Health Care - 18.1%

  1,000,000    The Economic Development Corporation of the City of Dearborn,                11/05 at 102         AAA      1,060,780
                 Hospital Revenue Bonds (Oakwood Obligated Group), Series 1995A,
                 5.750%, 11/15/15

    500,000    City of Farmington Hills, Hospital Finance Authority (Michigan),              2/02 at 102         AAA        542,885
                 Hospital Revenue Bonds (Botsford General Hospital), Series 1992A,
                 6.500%, 2/15/11

               City of Flint Hospital Building Authority, Revenue Rental Bonds,
               Series 1998B (Hurley Medical Center):
  1,000,000      5.375%, 7/01/18                                                             7/08 at 101        Baa1        952,370
  1,000,000      5.375%, 7/01/28                                                             7/08 at 101        Baa1        935,240

    160,000    County of Grand Traverse (Michigan), Hospital Finance Authority,              7/02 at 102         AAA        172,102
                 Hospital Revenue Refunding Bonds (Munson Healthcare Obligated
                 Group), Series 1992A, 6.250%, 7/01/22

  6,000,000    City of Kalamazoo Hospital Finance Authority, Hospital Revenue                5/06 at 102         AAA      6,315,660
                 Refunding and Improvement Bonds (Bronson Methodist Hospital),
                 Series 1996, 5.875%, 5/15/26

  1,290,000    Kent Hospital Finance Authority (Michigan), Hospital Revenue                 11/01 at 102         AAA      1,382,867
                 Refunding Bonds (Pine Rest Christian Hospital), Series 1992,
                 6.500%, 11/01/10

  3,530,000    Lake View Community Hospital Authority (Michigan), Hospital                   2/07 at 101         N/R      3,434,055
                 Revenue Refunding Bonds, Series 1997, 6.250%, 2/15/13

     40,000    Michigan State Hospital Finance Authority, Hospital Revenue and               8/99 at 101         BBB         40,934
                 Refunding Bonds (The Detroit Medical Center Obligated Group),
                 Series 1988B, 8.125%, 8/15/08

  3,000,000    Michigan State Hospital Finance Authority, Revenue Refunding                  7/99 at 101        BBB+      3,036,000
                 Bonds, Memorial Hospital Owosso Series 1987A, 7.375%, 1/01/03

  6,500,000    Michigan State Hospital Finance Authority, Revenue and Refunding              8/03 at 102         BBB      6,618,625
                 Bonds (The Detroit Medical Center Obligated Group), Series 1993A,
                 6.500%, 8/15/18

  1,000,000    Michigan State Hospital Finance Authority, Hospital Revenue                  11/01 at 102         AAA      1,072,800
                 Refunding Bonds (Sparrow Obligated Group), Series 1991, 6.500%,
                 11/15/11

  Principal                                                                                Optional Call                     Market
     Amount    Description                                                                   Provisions*   Ratings**          Value
------------------------------------------------------------------------------------------------------------------------------------
               Health Care (continued)

 $2,920,000    Michigan State Hospital Finance Authority, Hospital Revenue and               8/04 at 102         BBB     $2,685,728
                 Refunding Bonds (The Detroit Medical Center Obligated Group),
                 Series 1993B, 5.500%, 8/15/23

  1,000,000    Michigan State Hospital Finance Authority, Hospital Revenue and               1/05 at 102         AA-      1,074,740
                 Refunding Bonds (Otsego Memorial Hospital, Gaylord, Michigan),
                 Series 1995, 6.125%, 1/01/15

  2,000,000    Michigan State Hospital Finance Authority, Hospital Revenue                   7/05 at 102         AAA      2,042,420
                 Refunding Bonds (Port Huron Hospital Obligated Group),
                 Series 1995, 5.500%, 7/01/15

  1,000,000    Michigan State Hospital Finance Authority, Hospital Revenue                  No Opt. Call         BBB      1,058,960
                 Refunding Bonds (Gratiot Community Hospital, Alma, Michigan)
                 Series 1995, 6.100%, 10/01/07

  1,000,000    Michigan State Hospital Finance Authority, Hospital Revenue                  10/06 at 102         BBB      1,042,630
                 Bonds (Michigan Community Hospital), Series 1996, 6.250%, 10/01/27

  2,000,000    Michigan State Hospital Finance Authority, Hospital Revenue                   8/07 at 101         AA-      2,002,140
                 Refunding Bonds (Mercy Health Services), Series 1997S, 5.500%, 8/15/20

               Michigan State Hospital Finance Authority, Hospital Revenue
               and Refunding Bonds (Genesys Regional Medical Center
               Obligated Group), Series 1998A:
  1,000,000      5.500%, 10/01/18                                                           10/08 at 101         BBB        972,100
  4,000,000      5.500%, 10/01/27                                                           10/08 at 101         BBB      3,812,360

  1,975,000    Michigan State Hospital Finance Authority, Hospital Revenue and               5/08 at 101         BBB      1,892,208
                 Refunding Bonds (Hackley Hospital Obligated Group),
                 Series 1998A, 5.375%, 5/15/19

  1,250,000    Michigan State Hospital Finance Authority, Hospital Revenue                   8/08 at 101         BBB      1,099,650
                 Bonds (The Detroit Medical Center Obligated Group),
                 Series 1998A, 5.250%, 8/15/28

               Pontiac Michigan Hospital Finance Authority, Hospital Revenue
               Refunding Bonds, Nomc Obligation Group:
  3,000,000      6.000%, 8/01/18                                                             8/03 at 102        BBB-      3,025,680
  5,165,000      6.000%, 8/01/23                                                             8/03 at 102        BBB-      5,206,837

  8,345,000    Royal Oak, Michigan, Hospital Finance Authority, Hospital                     1/06 at 102          AA      8,104,330
                 Revenue Refunding Bonds (William Beaumont
                 Hospital), Series 1996I, 5.250%, 1/01/20

  2,000,000    Saginaw Hospital Finance Authority (Michigan), Hospital Revenue              10/99 at 102        BBB+      2,056,340
                 Refunding Bonds (Saginaw General Hospital),
                 Series 1989, 7.625%, 10/01/08

    500,000    City of Saginaw (Michigan), Hospital Finance Authority (St.                   7/01 at 102         AAA        535,565
                 Lukes Hospital), Hospital Revenue Refunding Bonds,
                 Series 1991C, 6.750%, 7/01/17
------------------------------------------------------------------------------------------------------------------------------------
               Housing/Multifamily - 4.0%

    430,000    Grand Rapids Housing Corporation, Multifamily Revenue Refunding               1/04 at 104         AAA        473,602
                 Bonds, Series 1992 (FHA Insured Mortgage Loan -- Section 8
                 Assisted Elderly Project), 7.375%, 7/15/41

    750,000    Grand Rapids Housing Finance Authority, Multifamily Housing                   9/04 at 100         AAA        821,760
                 Refunding Revenue Bonds, Series 1990A (Fannie Mae Collateralized),
                 7.625%, 9/01/23

  1,190,000    Michigan State Housing Development Authority, Limited Obligation              4/05 at 102        Aaa-      1,279,607
                 Multifamily Revenue Refunding Bonds, Series 1995A (GNMA
                 Collateralized Program-Parc Pointe Apartments), 6.500%, 10/01/15

  6,000,000    Michigan State Housing Development Authority, Section 8 Assisted             No Opt. Call         AA-      1,683,240
                 Mortgage Revenue Bonds, Series 1983I, 0.000%, 4/01/14

  5,000,000    Michigan State Housing Development Authority, Rental Housing                  4/01 at 102         AA-      5,304,300
                 Revenue Bonds, 1990 Series B, 7.550%, 4/01/23

    190,000    Michigan State Housing Development Authority, Rental Housing                  1/02 at 102         AA-        202,010
                 Revenue Bonds, 1991 Series B, 7.100%, 4/01/21

    400,000    Michigan State Housing Development Authority, Rental Housing                 10/02 at 102         AA-        426,444
                 Revenue Bonds, 1992 Series A, 6.650%, 4/01/23

  1,000,000    Michigan State Housing Development Authority, Rental Housing                  6/05 at 102         AAA      1,062,920
                 Revenue Bonds, 1995 Series B, 6.150%, 10/01/15

  2,500,000    Michigan State Housing Development Authority, Rental Housing                  4/09 at 101         AAA      2,475,500
                 Revenue Bonds, 1999 Series A, 5.300%, 10/01/37
                (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------

                   Portfolio of Investments
                   Nuveen Flagship Michigan Municipal Bond Fund (continued) May 31, 1999

  Principal                                                                                Optional Call                     Market
     Amount    Description                                                                   Provisions*   Ratings**          Value
-----------------------------------------------------------------------------------------------------------------------------------
               Housing/Single Family - 3.7%

$   820,000    Michigan State Housing Development Authority, Single Family Mortgage          6/00 at 102         AA+    $   847,634
                 Revenue Bonds, Series 1990A, 7.500%, 6/01/15

  2,015,000    Michigan State Housing Development Authority, Single Family Mortgage         12/00 at 102         AA+      2,096,547
                 Revenue Bonds, Series 1990C, 7.550%, 12/01/15

  2,000,000    Michigan State Housing Development Authority, Single Family Mortgage          6/04 at 102         AA+      2,116,400
                 Revenue Bonds, Series 1994A, 6.450%, 12/01/14

  3,930,000    Michigan State Housing Development Authority, Single Family Mortgage         12/04 at 102         AA+      4,110,819
                 Revenue Refunding Bonds, Series 1994C, 6.500%, 6/01/16

    775,000    Michigan State Housing Development Authority, Single Family Mortgage          6/05 at 102         AA+        810,108
                 Revenue Bonds, Series 1995A, 6.800%, 12/01/16

  1,500,000    Michigan State Housing Development Authority, Single Family Mortgage         12/06 at 102         AA+      1,577,805
                 Revenue Bonds, Series 1996D, 5.950%, 12/01/16

  1,250,000    Michigan State Housing Development Authority, Single Family Mortgage          6/07 at 102         AAA      1,314,150
                 Revenue Bonds, Series 1997A, 6.050%, 12/01/27
                 (Alternative Minimum Tax)

-----------------------------------------------------------------------------------------------------------------------------------
               Long-Term Care - 5.5%

  2,000,000    The Economic Development Corporation of the Charter Township of Grand         7/09 at 101           A      1,918,620
                 Rapids (Michigan), Limited Obligation Revenue Bonds
                 (Porter Hills Obligated Group Cook Valley Estates Project),
                 Series 1999, 5.450%, 7/01/29

  2,500,000    The Economic Development Corporation of the City of Kalamazoo                 5/07 at 102         BBB      2,601,425
                 (Kalamazoo County, Michigan), Limited Obligation Revenue and
                 Refunding Revenue Bonds (Friendship Village of Kalamazoo),
                 Series 1997A, 6.250%, 5/15/27

               Michigan State Hospital Finance Authority Revenue Bonds
               (Presbyterian), Villages of Michigan Obligation Group, Series 1997:
    600,000      6.375%, 1/01/15                                                             1/07 at 102         N/R        635,022
  1,200,000      6.500%, 1/01/25                                                             7/05 at 102         N/R      1,270,272
    500,000      6.375%, 1/01/25                                                             1/07 at 102         N/R        526,905

               Michigan Strategic Fund, Limited Obligation Revenue Bonds
               (Porter Hills Presbyterian Village Inc. Project), Series 1998:
    400,000      5.300%, 7/01/18                                                             7/08 at 101           A        387,608
  2,675,000      5.375%, 7/01/28                                                             7/08 at 101           A      2,587,073

  2,000,000    Michigan Strategic Fund, Limited Obligation Revenue and Refunding            11/08 at 101         N/R      1,928,540
                 Revenue Bonds, Series 1998 (Holland Home), 5.750%, 11/15/28

  7,110,000    Michigan Strategic Fund, Limited Obligation Revenue Bonds                     6/08 at 100        BBB+      6,793,107
                 (Clark Retirement Community Inc. Project), Series 1998,
                 5.250%, 6/01/18

    250,000    The Economic Development Corporation of the City of Warren, Nursing           3/02 at 101         Aaa        261,745
                 Home Revenue Refunding Bonds
                 (GNMA Mortgage-Backed Security - Autumn Woods Project),
                 Series 1992, 6.900%, 12/20/22

-----------------------------------------------------------------------------------------------------------------------------------
               Tax Obligation/General - 13.6%

    400,000    County of Bay, State of Michigan, West Side Regional Sewage Disposal         11/99 at 102           A        411,516
                 System Bonds, 6.400%, 5/01/02

    410,000    Bishop International Airport Authority, County of Genesee, State of          12/10 at 100         AAA        399,713
                 Michigan, Limited Tax General Obligation Refunding Bonds,
                 Series 1999-A, 5.150%, 12/01/19

  5,000,000    Brighton Area Schools, County of Livingston, State of Michigan, 1992         No Opt. Call         AAA      1,663,200
                 Refunding Bonds, Series II (General Obligation Unlimited Tax),
                 0.000%, 5/01/20

  1,200,000    Coopersville Area Public Schools, Counties of Ottawa and Muskegon,            5/09 at 100         AAA      1,147,092
                 State of Michigan, 1999 School Building and Site Bonds (General
                 Obligation - Unlimited Tax), 5.000%, 5/01/29

  8,210,000    School District of the City of Detroit, Wayne County, Michigan,               5/09 at 101         AAA      7,562,395
                 School Building and Site Improvement Bonds (Unlimited Tax General
                 Obligation), Series 1998A, 4.750%, 5/01/28

    500,000    City of East Lansing Building Authority, County of Ingham, State of          10/99 at 102          AA        515,735
                 Michigan, Building Authority Refunding Bonds, Series 1991, 7.000%,
                 10/01/16

  2,430,000    School District of the City of Garden City, County of Wayne, State of         5/04 at 101         AAA      2,662,600
                 Michigan, 1994 Refunding Bonds (General Obligation  - Unlimited Tax),
                 6.400%, 5/01/11

  Principal                                                                                Optional Call                     Market
     Amount    Description                                                                   Provisions*   Ratings**          Value
------------------------------------------------------------------------------------------------------------------------------------
               Tax Obligation/General (continued)

$ 1,000,000    Lake Orion Community School District, County of                               5/05 at 101         AAA   $  1,025,100
                Oakland, State of Michigan, 1995 Refunding Bonds
                (General Obligation - Unlimited Tax), 5.500%, 5/01/20

  2,700,000    Livonia Public Schools, School District County of                            No Opt. Call         AAA      1,785,159
                Wayne, State of Michigan, 1992 School Building and Site Bonds,
                Series II (General Obligation - Unlimited Tax), 0.000%, 5/01/08

  1,345,000    Mona Shores Public Schools, County of Muskegon,                               5/05 at 102         AAA      1,400,791
                State of Michigan, 1995 School Building and Site Bonds (General
                Obligation - Unlimited Tax), 5.500%, 5/01/14

               Okemos Public Schools, County of Ingham, State of
               Michigan, 1993 Refunding Bonds:
  1,000,000     0.000%, 5/01/17                                                             No Opt. Call         AAA        392,910
  1,020,000     0.000%, 5/01/18                                                             No Opt. Call         AAA        379,022

  1,415,000    Plymouth-Canton Community Schools, Counties of Wayne                          5/09 at 100         AA+      1,322,572
                and Washtenaw, State of Michigan, 1999 School Building and Site
                Bonds (General Obligation - Unlimited Tax), 4.750%, 5/01/21

  1,500,000    Portage Lake Water and Sewage Authority, Houghton                            10/05 at 102         AAA      1,644,825
                County, Michigan, General Obligation Limited Tax Refunding Bonds,
                6.200%, 10/01/20

               Commonwealth of Puerto Rico, Public Improvement Bonds of 1994 (General
               Obligation Bonds):
  3,125,000     6.450%, 7/01/17                                                              7/04 at 102         AAA      3,510,406
    370,000     6.500%, 7/01/23                                                          7/04 at 101 1/2         AAA        416,476

    500,000    Redford Union Schools, District No. 1, County of                             No Opt. Call         AAA        489,625
                Wayne, State of Michigan, 1997 Refunding Bonds (General Obligation -
                Unlimited Tax), 5.000%, 5/01/22

  1,650,000    County of St. Clair, State of Michigan, Building Authority Bonds,             4/06 at 101         AAA      1,685,970
                 General Obligation Limited Tax, Series 1996, 5.375%, 4/01/15

    750,000    South Lyon Community Schools, Counties of Oakland,                            5/01 at 102         AA+        793,763
                Washtenaw and Livingston, State of Michigan, 1991 Refunding Bonds
                (General Obligation - Unlimited Tax), 6.250%, 5/01/14

  2,470,000    Waterford School District, County of Oakland, State                           6/04 at 101         AAA      2,744,022
                of Michigan, School District Bonds, Series 1995 (General Obligation -
                Unlimited Tax), 6.375%, 6/01/14

  5,000,000    Wayland Union School District, Counties of Allegan,                           5/05 at 101         AAA      5,573,000
                Barry and Kent, State of Michigan, 1994 School and Building Site Bonds
                (General Obligation - Unlimited Tax), 6.250%, 5/01/14

  1,250,000    Wayne County Building Authority (State of Michigan),                          6/06 at 102         AAA      1,257,575
                Capital Improvement Bonds, Series 1996A (Limited Tax General
                Obligation), 5.250%, 6/01/16

  3,270,000    West Ottawa Public Schools, County of Ottawa, State                          No Opt. Call         AAA      1,284,816
                of Michigan, 1992 Refunding Bonds (General Obligation - Unlimited
                Tax), 0.000%, 5/01/17

  1,000,000    Western Townships Utilities Authority, Sewage                                 1/02 at 100         AAA      1,056,630
                Disposal System Refunding Bonds, Series 1991, 6.500%, 1/01/10

  5,175,000    Williamston Community School District, General                               No Opt. Call         AAA      5,413,361
                Obligation - Unlimited Tax, Series 1996, 5.500%, 5/01/25
------------------------------------------------------------------------------------------------------------------------------------
               Tax Obligation/Limited - 14.6%

  2,000,000    City of Detroit Building Authority, Revenue Bonds                             2/07 at 101           A      2,144,760
                (District Court Madison Center), Series A, 6.150%, 2/01/11

  2,000,000    City of Detroit, Michigan, Downtown Development                               7/08 at 100         AAA      1,836,120
                Authority, Tax Increment Refunding Bonds (Development Area No. 1
                Projects), Series 1998A, 4.750%, 7/01/25

  9,460,000    Detroit/Wayne County Stadium Authority (State of                              2/07 at 102         AAA      9,384,225
                Michigan), Building Authority (Stadium Bonds), Series 1997 (Wayne
                County Limited Tax General Obligation), 5.250%, 2/01/27

               Downtown Development Authority of The City of Grand Rapids, Michigan,
               Tax Increment Revenue Bonds, Series 1994:
  3,985,000     0.000%, 6/01/17                                                             No Opt. Call         AAA      1,558,972
  3,495,000     0.000%, 6/01/18                                                             No Opt. Call         AAA      1,293,045
  1,650,000     6.875%, 6/01/24                                                              6/04 at 102         AAA      1,859,501

  2,000,000    Lansing Michigan Building Authority, Refunding                                6/05 at 101         AA+      2,077,000
                Bonds, 5.600%, 6/01/19

    250,000    Michigan Municipal Bond Authority, State Revolving                           12/01 at 100         AAA        250,848
                Fund Revenue Bonds, Series 1992A, 4.750%, 12/01/09

  5,500,000    Michigan Municipal Bond Authority, Local Government                          No Opt. Call         AAA      3,738,295
                Loan Program Revenue Bonds, Series 1991A (Insured Wayne County
                Refunding Bonds), 0.000%, 12/01/07

           Portfolio of Investments
           Nuveen Flagship Michigan Municipal Bond Fund (continued)
           May 31, 1999

  Principal                                                                                Optional Call                     Market
     Amount    Description                                                                   Provisions*   Ratings**          Value
------------------------------------------------------------------------------------------------------------------------------------
               Tax Obligation/Limited (continued)

$ 2,800,000    Michigan Municipal Bond Authority, Local Government                          No Opt. Call         AAA   $  1,840,804
                Loan Program Revenue Bonds, Series 1991C, Group A, 0.000%, 6/15/08

               State Building Authority, State of Michigan, 1991 Revenue Refunding
               Bonds, Series I:
  1,000,000     6.750%, 10/01/11                                                            10/01 at 102          AA      1,079,050
  5,000,000     6.250%, 10/01/20                                                            10/01 at 102          AA      5,300,000

  7,585,000    State Building Authority, State of Michigan, 1991                            10/01 at 102          AA      8,040,100
                Revenue Bonds, Series II, 6.250%, 10/01/20

  6,000,000    The House of Representatives of the State of                                 No Opt. Call         AAA      1,656,720
                Michigan, Certificates of Participation, 0.000%, 8/15/23

  2,260,000    Puerto Rico Highway and Transportation Authority,                         7/02 at 101 1/2           A      2,451,512
                Highway Revenue Bonds 1992 Series V, 6.625%, 7/01/12

  1,000,000    Puerto Rico Highway and Transportation Authority,                             7/16 at 100           A      1,028,500
                Highway Revenue Bonds, Series Y of 1996, 5.500%, 7/01/36

  3,500,000    Puerto Rico Highway and Transportation Authority,                             7/08 at 101           A      3,324,580
                Transportation Revenue Bonds, Series A, 5.000%, 7/01/38

  1,085,000    Romulus Tax Increment Finance Authority, Wayne                               11/06 at 100         N/R      1,181,522
                County, Michigan (Limited Obligation Revenue Bonds), 1994,
                Development Bonds, Remarketed, 6.750%, 11/01/19
------------------------------------------------------------------------------------------------------------------------------------
               Transportation - 2.2%

    250,000    Capital Region Airport Authority (Lansing, Michigan), Airport                 7/02 at 102         AAA        271,378
                Revenue Bonds, Series 1992, 6.700%, 7/01/21 (Alternative Minimum Tax)

  2,250,000    Charter County of Wayne, Michigan, Detroit Metropolitan Wayne                No Opt. Call         AAA      2,124,045
                County Airport, Airport Revenue Bonds, Series 1998B, 4.875%, 12/01/23

               Charter County of Wayne, Michigan, Detroit Metropolitan Wayne County
               Airport, Airport Revenue Bonds, Series 1998A:
  2,500,000     5.000%, 12/01/22 (Alternative Minimum Tax)                                  12/08 at 101         AAA      2,375,700
  3,000,000     5.000%, 12/01/28 (Alternative Minimum Tax)                                  12/08 at 101         AAA      2,817,570
------------------------------------------------------------------------------------------------------------------------------------
               U.S. Guaranteed - 21.6%

  1,000,000    City of Battle Creek, County of Calhoun, State of                             5/04 at 102      BBB***      1,163,430
                Michigan, Battle Creek Downtown Development Authority, 1994
                Development Bonds, 7.600%, 5/01/16 (Pre-refunded to 5/01/04)

  1,800,000    City of Battle Creek, County of Calhoun State of                              5/04 at 102       A-***      2,083,554
                Michigan, Tax Increment Finance Authority, 1994 Development Bonds,
                7.400%, 5/01/16 (Pre-refunded to 5/01/04)

  1,000,000    City of Bay City, County of Bay, State of Michigan,                           1/01 at 102         AAA      1,063,970
                Electric Utility System Revenue Bonds, 1991 Series, 6.600%, 1/01/12
                (Pre-refunded to 1/01/01)

  1,895,000    Buena Vista School District, County of Saginaw,                               5/01 at 102      N/R***      2,053,195
                State of Michigan, 1991 School Building and Site Bonds (General
                Obligation Unlimited Tax), 7.200%, 5/01/16 (Pre-refunded to 5/01/01)

  1,000,000    The Central Michigan University Board of Trustees, General Revenue           10/00 at 102       A+***      1,065,190
                Bonds, Series 1990, 7.000%, 10/01/10 (Pre-refunded to 10/01/00)

    750,000    City of Detroit, Michigan, General Obligation Bonds (Unlimited Tax),          4/01 at 102         AAA        820,943
                Series 1991, 8.000%, 4/01/11 (Pre-refunded to 4/01/01)

    300,000    School District of the City of Detroit, Wayne                                 5/00 at 102      Aa1***        317,823
                County, Michigan, School Building and Site Bonds,
                Series XXIII, 7.750%, 5/01/10 (Pre-refunded to 5/01/00)

  1,650,000    School District of the City of Detroit, Wayne                                 5/01 at 102         Aaa      1,786,043
                County, Michigan, School Building and Site Bonds (Unlimited Tax General
                Obligation), Series 1991, 7.150%, 5/01/11 (Pre-refunded to 5/01/01)

  2,600,000    School District of the City of Detroit, Wayne County, Michigan,               5/06 at 102         AAA      2,848,898
                School Building and Site Improvement Bonds (Unlimited Tax General
                Obligation), Series 1996A, 5.700%, 5/01/25 (Pre-refunded to 5/01/06)

 10,700,000    City of Detroit, Michigan, Downtown Development                               7/06 at 102       A-***     12,068,851
                Authority, Tax Increment Refunding Bonds (Development Area No. 1
                Projects), Series 1996C, 6.250%, 7/01/25 (Pre-refunded to 7/01/06)

  2,000,000    City of Detroit, Michigan, Water Supply System                                7/00 at 102         AAA      2,121,980
                Revenue Bonds, Series 1990, 7.250%, 7/01/20 (Pre-refunded to 7/01/00)

  Principal                                                                                Optional Call                     Market
     Amount    Description                                                                   Provisions*   Ratings**          Value
------------------------------------------------------------------------------------------------------------------------------------
               U.S. Guaranteed (continued)

$   500,000    City of Farmington Hills, Hospital Finance                                    2/02 at 102         AAA   $    542,885
                Authority, Michigan, Hospital Revenue Bonds (Botsford General Hospital),
                Series 1992A, 6.500%, 2/15/22 (Pre-refunded to 2/15/02)

    340,000    County of Grand Traverse, Michigan, Hospital Finance                          7/02 at 102         AAA        369,237
                Authority, Hospital Revenue Refunding Bonds (Munson Healthcare Obligated
                Group), Series 1992A, 6.250%, 7/01/22 (Pre-refunded to 7/01/02)

  2,500,000    Haslett Public Schools, Counties of Ingham, Clinton                           5/00 at 101      AA+***      2,618,625
                and Shiawassee, State of Michigan, 1990 School Building and Site
                Bonds, 7.500%, 5/01/20 (Pre-refunded to 5/01/00)

    750,000    City of Hudsonville Building Authority, County of                            10/02 at 102         AAA        827,378
                Ottawa, State of Michigan, Building Authority Refunding Bonds,
                Series 1992, 6.600%, 10/01/17 (Pre-refunded to 10/01/02)

  2,000,000    Huron Valley School District, Counties of Oakland                             5/01 at 102      N/R***      2,157,620
                and Livingston, State of Michigan, 1991 School Building and Site
                Bonds, 7.100%, 5/01/08 (Pre-refunded to 5/01/01)

  1,940,000    City of Kalamazoo, Michigan, Hospital Finance Authority, Hospital             5/03 at 102       A1***      2,136,328
                Revenue Refunding and Improvement Bonds (Bronson Methodist Hospital),
                Series 1992A, 6.375%, 5/15/17 (Pre-refunded to 5/15/03)

  4,000,000    Lake Orion Community School District, County of                               5/05 at 101         AAA      4,614,320
                Oakland, State of Michigan 1994 Refunding Bonds (General Obligation -
                Unlimited Tax), 7.000%, 5/01/15 (Pre-refunded to 5/01/05)

    825,000    Menominee, Michigan, Area Public School District,                             5/00 at 102      AA+***        871,951
                7.400%, 5/01/20 (Pre-refunded to 5/01/00)

  3,000,000    Michigan Higher Education Facilities Authority                                5/01 at 103        A***      3,280,560
                Revenue, Limited Obligation, Aquinas College Project,
                7.350%, 5/01/11 (Pre-refunded to 5/01/01)

    555,000    Michigan Municipal Bond Authority, State Revolving Fund Revenue              10/02 at 102      AA+***        611,521
                Bonds, Series 1992A, 6.600%, 10/01/18 (Pre-refunded to 10/01/02)

               Michigan Municipal Bond Authority, State Revolving
               Fund Revenue Bonds, Series 1994:
    950,000     7.000%, 10/01/04                                                            No Opt. Call      AA+***      1,079,675
  1,000,000     6.500%, 10/01/14 (Pre-refunded to 10/01/04)                                 10/04 at 102      AA+***      1,128,830
  1,000,000     6.500%, 10/01/17 (Pre-refunded to 10/01/04)                                 10/04 at 102      AA+***      1,128,830

    500,000    Michigan State Hospital Finance Authority, Hospital                          12/02 at 102         AAA        557,735
                Revenue Bonds (MidMichigan Obligated Group), Series 1992, 6.900%,
                12/01/24 (Pre-refunded to 12/01/02)

  1,000,000    Michigan State Hospital Finance Authority, Henry Ford Health                  7/00 at 102         AAA      1,058,110
                System, Series A, 7.000%, 7/01/10 (Pre-refunded to 7/01/00)

  1,000,000    Michigan Hospital Finance Authority (Oakwood Hospital Obligated               7/00 at 102         AAA      1,059,080
                Group), 7.100%, 7/01/18 (Pre-refunded to 7/01/00)

    800,000    Michigan State Hospital Finance Authority, Sisters of Mercy                   2/01 at 102         AAA        860,824
                Health Corporation, Series J, 7.200%, 2/15/18 (Pre-refunded to 2/15/01)

  1,000,000    Michigan State Hospital Finance Authority, Hospital                          11/01 at 102      Aa2***      1,092,290
                Revenue Bonds (Daughters of Charity National Health System-Providence
                Hospital), Series 1991, 7.000%, 11/01/21 (Pre-refunded to 11/01/01)

  1,065,000    Mona Shores Public Schools, County of Muskegon,                               5/05 at 102         AAA      1,153,864
                State of Michigan, 1995 School Building and Site Bonds (General
                Obligation - Unlimited Tax), 5.500%, 5/01/14 (Pre-refunded to 5/01/05)

  2,335,000    Oakland County, Michigan, Economic Development                                1/00 at 102      N/R***      2,464,593
                Corporation, Limited Obligation Revenue Bonds, Pontiac Osteopathic
                Hospital Project, 9.625%, 1/01/20 (Pre-refunded to 1/01/00)

  1,000,000    Oakland County, Michigan, Economic Development Corporation, Limited          11/04 at 102         Aaa      1,151,760
                Obligation Revenue Refunding Bonds, Cranbrook Educational Community,
                Series C, 6.900%, 11/01/14 (Pre-refunded to 11/01/04)

  1,800,000    Puerto Rico Commonwealth Highway Authority, Highway                           7/00 at 102         AAA      1,920,762
                Revenue Bonds, Series Q, 7.750%, 7/01/16 (Pre-refunded to 7/01/00)

  1,040,000    Rockford Public Schools, County of Kent, State of Michigan, 1990              5/00 at 101      N/R***      1,087,195
                School Building and Site and Refunding Bonds (General Obligation
                Bonds), 7.375%, 5/01/19 (Pre-refunded to 5/01/00)

    180,000    Saginaw-Midland Municipal Water Supply Corporation, State of                  9/04 at 102        A***        206,075
                Michigan, Water Supply Revenue Bonds (Limited Tax General Obligation),
                Series 1992, 6.875%, 9/01/16 (Pre-refunded to 9/01/04)

  2,925,000    Spring Lake Public Schools, General Obligation                                5/07 at 100         AAA      3,184,126
                Bonds, Series 1997, 5.700%, 5/01/23 (Pre-refunded to 5/01/07)

  1,000,000    Regents of the University of Michigan, Hospital Revenue Bonds,               12/00 at 100       AA***      1,041,970
                Series 1990, 6.375%, 12/01/24 (Pre-refunded to 12/01/00)

           Portfolio of Investments
           Nuveen Flagship Michigan Municipal Bond Fund (continued)
           May 31, 1999

   Principal                                                                               Optional Call                     Market
      Amount   Description                                                                   Provisions*   Ratings**          Value
------------------------------------------------------------------------------------------------------------------------------------
               U.S. Guaranteed (continued)

$  3,500,000   Regents of the University of Michigan, Medical Service Plan Revenue          12/01 at 102      Aa2***   $  3,789,940
                6.500%, 12/01/21 (Pre-refunded to 12/01/01)

   7,000,000   Vicksburg Community Schools, Counties of Kalamazoo and St. Joseph,         5/06 at 37 1/4         AAA      1,919,400
                State of Michigan, 1991 School Building and Site Bonds, 0.000%,
                5/01/20 (Pre-refunded to 5/01/06)

   2,500,000   Waterford School District, County of Oakland, State                           6/04 at 101         AAA      2,763,325
                of Michigan, School District Bonds, Series 1995 (General Obligation -
                Unlimited Tax), 6.250%, 6/01/13 (Pre-refunded to 6/01/04)
------------------------------------------------------------------------------------------------------------------------------------
               Utilities - 3.4%

     400,000   Michigan Public Power Agency, Belle River Project,                            1/03 at 102         AA-        398,804
                Refunding Revenue Bonds, 1993 Series A, 5.250%, 1/01/18

   3,000,000   Michigan State South Central Power Agency, Power                             11/04 at 102        Baa1      3,352,830
                Supply System Revenue Refunding Bonds, 7.000%, 11/01/11

   3,500,000   Michigan State Strategic Fund, Limited Obligation Revenue Refunding           6/04 at 102         AAA      3,871,805
                Bonds, Detroit Education Company, Series B, 6.450%, 6/15/24

   1,000,000   Monroe County, Michigan, Economic Development Corporation,                   No Opt. Call         AAA      1,238,360
                Limited Obligation Revenue Refunding Bonds, Collateralized,
                Detroit Edison Company, Series, AA, 6.950%, 9/01/22

   1,000,000   County of Monroe, Michigan, Pollution Control                                No Opt. Call         AAA      1,093,500
                Revenue Bonds (The Detroit Edison Company Project),
                Series A-1994, 6.350%, 12/01/04 (Alternative Minimum Tax)

   4,000,000   Puerto Rico Electric Power Authority, Power Revenue                          No Opt. Call         AAA      1,628,320
                Bonds, Series O, 0.000%, 7/01/17
------------------------------------------------------------------------------------------------------------------------------------
               Water and Sewer - 5.6%

               City of Detroit, Michigan, Sewage Disposal System Revenue
               Refunding Bonds, Series 1995-B:
   1,500,000    5.250%, 7/01/15                                                              7/05 at 101         AAA      1,517,174
  10,500,000    5.250%, 7/01/21                                                              7/05 at 101         AAA     10,438,364

   1,570,000   City of Detroit, Michigan, Water Supply System,                              No Opt. Call         AAA      1,676,304
                Revenue Second Lien Bonds, Series 1995-A, 5.550%, 7/01/12

   2,230,000   City of Detroit, Michigan, Water Supply System,                              No Opt. Call         AAA      2,380,992
                Revenue Second Lien Bonds, Series 1995-B, 5.550%, 7/01/12

   3,400,000   City of Grand Rapids, Michigan, Sanitary Sewer                                7/08 at 101         AAA      3,133,099
                System Improvement and Refunding Revenue Bonds,
                Series 1998A, 4.750%, 1/01/28
------------------------------------------------------------------------------------------------------------------------------------
$358,885,000   Total Investments - (cost $316,731,299) - 98.9%                                                          339,524,760
============------------------------------------------------------------------------------------------------------------------------
               Other Assets Less Liabilities - 1.1%                                                                       3,860,058
               ---------------------------------------------------------------------------------------------------------------------
               Net Assets - 100%                                                                                       $343,384,818
               =====================================================================================================================


               * Optional Call Provisions (not covered by the report of independent public accountants): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

               ** Ratings (not covered by the report of independent public accountants): Using the higher of Standard & Poor's or Moody's rating.

               *** Securities are backed by an escrow or trust containing sufficient U.S. government or U.S. government agency securities which ensures the timely payment of principal and interest. Securities are normally considered to be equivalent to AAA rated securities.

               N/R  Investment is not rated.


                                 See accompanying notes to financial statements.
26

                   Portfolio of Investments
                   Nuveen Flagship Ohio Municipal Bond Fund
                   May 31, 1999

  Principal                                                                                Optional Call                     Market
     Amount    Description                                                                   Provisions*   Ratings**          Value
-----------------------------------------------------------------------------------------------------------------------------------
               Basic Materials - 0.3%

$ 1,650,000    Toledo Lucas County Ohio Port Authority, Port Revenue Refunding               3/02 at 102         AA-    $ 1,800,365
                Facilities, Cargill Inc. Project, 7.250%, 3/01/22
-----------------------------------------------------------------------------------------------------------------------------------
               Capital Goods - 0.2%

  1,335,000    Ohio Water Development Authority, Revenue Bonds, USA Waste                    3/02 at 102         N/R      1,420,961
                Services, Series 1992, 7.750%, 9/01/07 (Alternative Minimum Tax)
-----------------------------------------------------------------------------------------------------------------------------------
               Education and Civic Organizations - 4.2%

  2,050,000    Miami University, Ohio, University Revenue Bonds, 6.900%, 12/01/04           12/99 at 102          A+      2,124,477

  3,500,000    State of Ohio, Education Loan Revenue Bonds, Series 1997A                     6/07 at 102         AAA      3,627,365
                (Supplemental Student Loan Program), 1997A1, 5.850%,
                12/01/19 (Alternative Minimum Tax)

  1,750,000    State of Ohio (Ohio Higher Educational Facility Commission),                 12/04 at 102         AAA      1,848,735
                Higher Educational Facility Revenue Bonds (University of Dayton
                1994 Project), 5.800%, 12/01/19

  2,025,000    State of Ohio (Ohio Higher Educational Facility Commission),                 12/03 at 102         AAA      2,252,327
                Higher Educational Facility Mortgage Revenue Bonds
                (University of Dayton 1992 Project), 6.600%, 12/01/17

  1,200,000    State of Ohio (Ohio Higher Educational Facility Commission),                  9/06 at 101         N/R      1,241,472
                Higher Educational Facility Revenue Bonds (The University of
                Findlay 1996 Project), 6.125%, 9/01/16

  7,000,000    State of Ohio, Higher Educational Facility Revenue                            5/07 at 102         AAA      7,088,200
                Bonds (Xavier University 1997 Project), 5.375%, 5/15/22

               Ohio Higher Educational Facility Commission, Case
               Western Reserve University:
  1,870,000     7.125%, 10/01/14                                                            10/00 at 102          AA      1,991,999
    750,000     6.500%, 10/01/20                                                            No Opt. Call          AA        881,303

  2,250,000    Ohio State Higher Educational Facility Revenue Bonds, John                    4/07 at 102          A2      2,352,150
                Carroll University Project, 5.750%, 4/01/19

  4,250,000    University of Cincinnati, Ohio, General Receipts Bonds,                       6/07 at 100         AAA      4,299,555
                Series AB, 5.375%, 6/01/20

  1,230,000    Youngstown State University, Ohio, General Receipts Bonds,                   12/04 at 102         AAA      1,366,136
                6.000%, 12/15/16
-----------------------------------------------------------------------------------------------------------------------------------
               Energy - 0.5%

  2,125,000    County of Ashtabula, Ohio, Industrial Development Refunding                   5/02 at 102        Baa2      2,280,210
                Revenue Bonds, 1992 Series A (Ashland Oil, Inc. Project),
                6.900%, 5/01/10

  1,000,000    Ohio Air Quality Development Authority, State of Ohio, Air                    4/01 at 102        Baa1      1,061,640
                Quality Development Refunding Revenue Bonds, Series 1992
                (Ashland Oil, Inc. Project), 6.850%, 4/01/10
-----------------------------------------------------------------------------------------------------------------------------------
               Health Care - 14.6%

 10,000,000    Akron, Bath and Copley Joint Township Hospital District, Ohio,               11/09 at 101        Baa1      9,437,900
                Hospital Facilities Revenue Bonds, Series 1998A (Summa Health
                System Project), 5.375%, 11/15/24

  1,250,000    County of Butler, Ohio, Hospital Facilities Revenue Refunding and             1/02 at 102        BBB-      1,331,725
                Improvement Bonds, Series 1991 (Fort Hamilton-Hughes Memorial
                Hospital Center), 7.500%, 1/01/10

               City of Cambridge, Ohio, Hospital Revenue Refunding Bonds, Series
               1991 (Guernsey Memorial Hospital Project):
    500,000     8.000%, 12/01/06                                                            12/01 at 102         BBB        541,440
  1,000,000     8.000%, 12/01/11                                                            12/01 at 102         BBB      1,082,880

  1,500,000    County of Cuyahoga, Ohio, Hospital Improvement and Refunding                  1/06 at 102         AAA      1,541,145
                Revenue Bonds, Series 1996A (University Hospitals Health
                System, Inc. Project), 5.625%, 1/15/26

  1,000,000    County of Cuyahoga, Ohio, Hospital Improvement and Refunding                  2/07 at 102         AAA      1,032,390
                Revenue Bonds, Series 1997 (The MetroHealth System Project),
                5.625%, 2/15/17

                       Portfolio of Investments
                       Nuveen Flagship Ohio Municipal Bond Fund (continued) May 31, 1999

  Principal                                                                                Optional Call                     Market
     Amount    Description                                                                   Provisions*   Ratings**          Value
-----------------------------------------------------------------------------------------------------------------------------------
               Health Care (continued)

$ 2,000,000    Cuyahoga County, Ohio, Industrial Development Refunding Revenue               8/01 at 103         AAA    $ 2,159,720
                 Bonds, Series 1991 (University Health Care Center Project),
                 7.300%, 8/01/11

  2,010,000    County of Erie, Ohio Hospital Improvement and Refunding Revenue               1/02 at 102           A      2,160,830
                 Bonds, Series 1992 (Firelands Community Hospital Project),
                 6.750%, 1/01/08

               County of Franklin, Ohio, Hospital Refunding and Improvement
               Revenue Bonds, 1996 Series A (The Children's Hospital Project):
  1,575,000      5.750%, 11/01/15                                                           11/06 at 101          Aa      1,647,072
  5,275,000      5.875%, 11/01/25                                                           11/06 at 101          Aa      5,535,321

               County of Franklin, Ohio, Hospital Revenue Bonds, Holy Cross
               Health Systems Corporation, Series 1996:
    965,000      5.800%, 6/01/16                                                             6/06 at 102          AA      1,018,789
  2,000,000      5.875%, 6/01/21                                                             6/06 at 102          AA      2,108,620

  1,500,000    Franklin County, Ohio, Hospital Revenue Refunding Bonds (Holy                 6/00 at 102         AAA      1,587,315
                 Cross Health System - Mt. Carmel Health), Series 1990-A,
                 7.625%, 6/01/09

  3,000,000    County of Franklin, Ohio, Hospital Improvement Revenue                        5/09 at 102         Aa3      2,909,160
                 Bonds, Series 1999 (The Childrens Hospital Project),
                 5.200%, 5/01/29

  3,000,000    County of Hamilton, Ohio, Hospital Facilities Revenue,                        1/03 at 102           A      3,213,480
                 Refunding Bonds, Series 1992A (Bethesda Hospital, Inc.),
                 6.250%, 1/01/12

  7,890,000    County of Lorain, Ohio, Hospital Facilities Revenue and Refunding            11/05 at 102         AAA      7,916,116
                 Bonds, Series 1995 (EMH Regional Medical Center), 5.375%, 11/01/21

  2,250,000    County of Lorain, Ohio, Hospital Facilities Revenue Bonds, Series             9/07 at 102         AAA      2,303,843
                 1997B (Catholic Healthcare Partners), 5.500%, 9/01/27

  1,000,000    County of Lucas, Ohio, Hospital Improvement Revenue Bonds, Series             8/00 at 102         AAA      1,055,160
                 1990A (St. Vincent Medical Center), 6.750%, 8/15/20

  3,000,000    County of Lucas, Ohio, Hospital Improvement Revenue Bonds, Series             8/02 at 102         AAA      3,264,810
                 1992 (St. Vincent Medical Center), 6.500%, 8/15/12

    500,000    Mansfield, Ohio, Hospital Improvement Revenue Bonds, Series                  12/01 at 102         AAA        540,220
                 1991 (Mansfield General Hospital Project), 6.700%, 12/01/09

  2,000,000    County of Marion, Ohio, Hospital Refunding and Improvement Revenue            5/06 at 102        BBB+      2,137,960
                 Bonds, Series 1996 (The Community Hospital), 6.375%, 5/15/11

  1,250,000    Maumee, Ohio, Hospital Facilities Revenue Bonds (St. Luke's                  12/04 at 102         AAA      1,337,613
                 Hospital), Series 1994, 5.800%, 12/01/14

  4,405,000    County of Miami, Ohio, Hospital Facilities Revenue Refunding                  5/06 at 102         BBB      4,588,777
                 and Improvement Bonds, Series 1996A (Upper Valley Medical Center),
                 6.250%, 5/15/16

  4,205,000    Miami County, Ohio, Hospital Facilities Revenue Refunding and                 5/06 at 102         BBB      4,386,446
                 Improvement Bonds (Upper Valley Medical Center), Series 1996C,
                 6.250%, 5/15/13

               City of Middleburg Heights, Ohio, Hospital Improvement Refunding
               Revenue Bonds, Series 1995 (Southwest General Health Center Project):
  4,000,000      5.625%, 8/15/15                                                             8/08 at 102         AAA      4,168,640
  2,000,000      5.750%, 8/15/21                                                             8/08 at 102         AAA      2,098,480

 11,000,000    Montgomery County, Ohio, Health System Revenue Bonds, Franciscan              1/08 at 102         BBB     10,757,890
                 Medical Center Dayton Campus Issue, Series 1997, 5.500%, 7/01/18

               County of Montgomery, Ohio, Hospital Facilities Revenue Refunding
               and Improvement Bonds, Series 1996 (Kettering Medical Center):
  1,500,000      5.625%, 4/01/16                                                             4/06 at 102         AAA      1,547,295
  7,000,000      6.250%, 4/01/20                                                            No Opt. Call         AAA      8,010,590

  2,500,000    Montgomery County, Ohio, Revenue Bonds, Sisters of Charity Health             5/03 at 101         AAA      2,729,950
                 Care, Series 1992A, 6.250%, 5/15/08

  4,000,000    City of Parma, Ohio, Hospital Improvement and Refunding Revenue              11/08 at 101          A-      3,877,560
                 Bonds, Series 1998 (The Parma Community Hospital Association),
                 5.375%, 11/01/29

  2,750,000    County of Trumbull, Ohio, Hospital Refunding and Improvement Revenue         11/01 at 102         AAA      3,008,363
                 Bonds, Series 1991 (Trumbull Memorial Hospital Project), Series
                 1991B, 6.900%, 11/15/12

    750,000    County of Tuscarawas, Ohio, Hospital Facilities Revenue Bonds,               10/03 at 102        Baa2        790,448
                 Series 1993A (Union Hospital Project), 6.500%, 10/01/21

  Principal                                                                                Optional Call                     Market
     Amount    Description                                                                   Provisions*   Ratings**          Value
------------------------------------------------------------------------------------------------------------------------------------
               Housing/Multi-family - 4.9%

 $1,600,000    Butler County, Ohio, Multifamily Housing Revenue Bonds, Series 1998           9/08 at 103         N/R    $ 1,593,424
                 (Anthony Wayne Apartments Project), 6.500%, 9/01/30 (Alternative
                 Minimum Tax)

  1,150,000    County of Clark, Ohio, Multifamily Housing Revenue Bonds                     11/08 at 103         N/R      1,134,360
                 (Church of God Retirement Home), Series 1998, 6.250%, 11/01/30
                 (Alternative Minimum Tax)

 16,160,000    County of Franklin, Ohio, Mortgage Revenue Bonds, Series 1997                10/07 at 103         Aaa     16,458,960
                 (GNMA Collateralized - Columbus Properties Project), 5.600%,
                 4/20/39 (Alternative Minimum Tax)

  6,200,000    Hamilton County, Multifamily Housing Revenue Bonds (Huntington                1/07 at 102         AAA      6,381,784
                 Meadows Project), Series 1997, 5.700%, 1/01/27 (Alternative
                 Minimum Tax)

  2,800,000    Ohio Capital Corporation for Housing Mortgage Revenue Refunding               1/02 at 100         AAA      2,825,284
                 Bonds, FHA Section 8 Assisted Project, Series 1997C, 5.700%,
                 1/01/24

  4,000,000    Ohio Capital Corporation for Housing Mortgage Revenue                         1/02 at 100         AAA      4,012,240
                 Refunding Bonds, Series 1998A (FHA Insured Mortgage Loans -
                 Section 8 Assisted Projects), 5.300%, 1/01/24

               Ohio Capital Corporation for Housing, Multifamily Housing
               Refunding Revenue Bonds, Series 1989A:
    310,000      7.500%, 11/01/11                                                           11/99 at 103         AAA        323,212
  1,215,000      7.600%, 11/01/23                                                           11/99 at 103         AAA      1,266,783
------------------------------------------------------------------------------------------------------------------------------------
               Housing/Single Family - 7.6%

  4,965,000    Ohio Housing Finance Agency, Residential Mortgage Revenue                     9/07 at 102         AAA      5,119,759
                 Bonds, 1996 Series B-3 (Mortgage-Backed Securities
                 Program), 5.750%, 9/01/28 (Alternative Minimum Tax)

  5,435,000    Ohio Housing Finance Agency, Residential Mortgage Revenue                     9/07 at 102         AAA      5,604,409
                 Bonds, Series 1997C, 5.750%, 9/01/28 (Alternative Minimum Tax)

  5,410,000    Ohio Housing Finance Agency, Residential Mortgage Revenue                 3/08 at 101 1/2         AAA      5,519,607
                 Bonds, 1997 Series D-1 (Mortgage-Backed Securities Program),
                 5.500%, 3/01/19 (Alternative Minimum Tax)

  1,990,000    Ohio Housing Finance Agency, Residential Mortgage Revenue                     9/04 at 102         AAA      2,104,326
                 Bonds, Series 1994-A1 (GNMA Mortgage-Backed Securities
                 Program), 6.100%, 9/01/14

  3,095,000    Ohio Housing Finance Agency, Residential Mortgage Revenue                     9/08 at 102         AAA      3,120,967
                 Bonds, 1997 Series B (Mortgage-Backed Securities Program),
                 5.400%, 9/01/29 (Alternative Minimum Tax)

  5,145,000    Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds,              9/04 at 102         AAA      5,490,693
                 Series 1994B1, 6.375%, 9/01/14

 11,250,000    Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds,              9/08 at 101         AAA     11,175,525
                 1999 Series A1 (Mortgage-Backed Securities Program), 5.250%,
                 9/01/30 (Alternative Minimum Tax)

 12,875,000    Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds,              9/07 at 102         AAA     13,616,214
                 Series 1997A, 6.150%, 3/01/29 (Alternative Minimum Tax)

    400,000    Ohio Housing Finance Agency, Single Family Mortgage Revenue                   3/00 at 102         AAA        412,744
                 Bonds (GNMA Mortgage-Backed Securities Program), 1990
                 Series A, 7.400%, 9/01/15

    445,000    Ohio Housing Finance Agency, Single Family Mortgage Revenue                   9/00 at 102         AAA        465,047
                 Bonds (GNMA Mortgage-Backed Securities Program), 1990
                 Series D, 7.500%, 9/01/13

    250,000    Ohio Housing Finance Agency, Single Family Mortgage Revenue Bonds             9/01 at 102         AAA        262,410
                 (GNMA Mortgage-Backed Securities Program), 1991 Series D, 7.050%,
                 9/01/16
------------------------------------------------------------------------------------------------------------------------------------
               Industrial/Other - 0.4%

  2,775,000    Cleveland-Cuyahoga County Port Authority (Ohio), Development                  5/08 at 102         N/R      2,739,230
                 Revenue Bonds (Port of Cleveland Bond Fund - Jergens, Inc.,
                 Project), Series 1998A, 5.375%, 5/15/18 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------
               Long-Term Care - 2.3%

  4,030,000    County of Cuyahoga, Ohio, Health Care Facilities Revenue Bonds,               6/00 at 100         N/R      4,192,288
                 Series 1990 (Altenheim Project), 9.280%, 6/01/15

  1,500,000    County of Franklin, Ohio, Health Care Facilities Revenue Bonds,               7/03 at 102         N/R      1,511,415
                 Series 1993 (Ohio Presbyterian Retirement Services), 6.500%,
                 7/01/23

  3,120,000    County of Franklin, Ohio, Health Care Facilities Revenue Bonds,              11/05 at 102         Aa2      3,277,310
                 Series 1995 (Heinzerling Foundation), 6.200%, 11/01/20

    655,000    Franklin County, Hospital Revenue Refunding Bonds, FHA Insured                8/00 at 102         N/R        676,615
                 Mortgage Loan (Worthington Christian Village Nursing Home),
                 7.000%, 8/01/16

               Portfolio of Investments
               Nuveen Flagship Ohio Municipal Bond Fund (continued)
               May 31, 1999


  Principal                                                                                Optional Call                     Market
     Amount    Description                                                                   Provisions*   Ratings**          Value
------------------------------------------------------------------------------------------------------------------------------------
               Long-Term Care (continued)

               County of Hamilton, Ohio, Health Care Facilities Revenue Bonds,
               Series 1998A (Twin Towers):
$ 1,000,000      5.125%, 10/01/18                                                           10/08 at 101           A    $   968,920
  1,250,000      5.125%, 10/01/23                                                           10/08 at 101           A      1,185,500

               County of Marion, Ohio, Health Care Facilities Refunding and
               Improvement Revenue Bonds, Series 1993 (United Church Homes, Inc.
               Project):
  1,250,000      6.375%, 11/15/10                                                           11/03 at 102        BBB-      1,307,413
    750,000      6.300%, 11/15/15                                                           11/03 at 102        BBB-        781,425

  2,130,000    City of Napoleon, Ohio, Health Care Facilities Mortgage Revenue               9/04 at 102          Aa      2,322,020
                 Refunding Bonds, Series 1994 (The Lutheran Orphans and Old
                 Folks Home Society at Napoleon, Inc. FHA Insured Project),
                 6.875%, 8/01/23
------------------------------------------------------------------------------------------------------------------------------------
               Tax Obligation/General - 15.7%

               Adams County/Ohio Valley School District, Counties of Adams and
               Highland, Ohio, School Improvement Unlimited Tax General Obligation
               Bonds, Series 1995:
  6,000,000      7.000%, 12/01/15                                                           No Opt. Call         AAA      7,347,120
  9,500,000      5.250%, 12/01/21                                                           12/05 at 102         AAA      9,535,530

  3,955,000    City of Akron, Ohio, General Obligation Bonds, Various Purpose               12/04 at 102         AAA      4,478,919
                 Improvement Bonds, Series 1994 (Limited Tax), 6.750%, 12/01/14

               Anthony Wayne Local School District, Lucas, Wood and Fulton
               Counties, Ohio, School Facilities Construction and Improvement
               Bonds:
    600,000      0.000%, 12/01/13                                                           No Opt. Call         AAA        291,012
  2,850,000      5.750%, 12/01/24                                                           12/05 at 101         AAA      3,003,758

  1,000,000    Archbold Area Local School District, General Obligation Bonds                12/06 at 102         AAA      1,075,330
               (Unlimited Tax), Series 1996,
                 6.000%, 12/01/21

  1,000,000    Aurora City School District, Ohio, General Obligation (Unlimited             12/05 at 102         AAA      1,062,500
                 Tax), School Improvement Bonds, Series 1995, 5.800%, 12/01/16

  2,905,000    Board of Education, Batavia Local School District, County of                 12/05 at 102         AAA      3,303,392
                 Clermont, Ohio, School Improvement Bonds, Series 1995 (Unlimited
                 Tax), Bank Qualified, 6.300%, 12/01/22

  2,500,000    Buckeye Valley Local School District, Ohio, General Obligation Bonds         No Opt. Call         AAA      2,992,400
                 (Unlimited Tax), School Improvement Bonds, Series 1995A, 6.850%,
                 12/01/15

               Chesapeake - Union Exempt Village School District, Ohio, General
               Obligation Bonds, Series 1986:
    125,000      8.500%, 12/01/04                                                           No Opt. Call         N/R        149,255
    125,000      8.500%, 12/01/05                                                           No Opt. Call         N/R        152,113
    125,000      8.500%, 12/01/06                                                           No Opt. Call         N/R        154,625
    125,000      8.500%, 12/01/07                                                           No Opt. Call         N/R        156,846
    125,000      8.500%, 12/01/08                                                           No Opt. Call         N/R        158,933
    130,000      8.500%, 12/01/09                                                           No Opt. Call         N/R        166,780

  4,745,000    City of Cleveland, Ohio, Various Purpose General Obligation Bonds,           11/04 at 102         AAA      5,408,398
                 Series 1994, 6.625%, 11/15/14

    550,000    County of Columbiana, Ohio, County Jail Facilities Construction              12/04 at 102          AA        627,297
                 Bonds (General Obligation Unlimited Tax), 6.600%, 12/01/17

  1,500,000    City of Columbus, Ohio, General Obligation Refunding Bonds,                   1/02 at 102         Aaa      1,618,845
               Series 1992B, 6.500%, 1/01/10

               City of Columbus, Franklin County, Ohio, General Obligation Bonds:
    590,000      9.375%, 4/15/06                                                            No Opt. Call         AAA        764,616
    500,000      9.375%, 4/15/07                                                            No Opt. Call         AAA        661,745

  1,000,000    County of Cuyahoga, Ohio, General Obligation Various Purpose                 No Opt. Call         AA+      1,048,850
                 Refunding Bonds, Series 1993B (Limited Tax Obligation),
                 5.250%, 10/01/13

  1,345,000    County of Cuyahoga, Ohio, General Obligation Bonds (Limited Tax              No Opt. Call         AA+      1,446,991
                 Obligation), 5.650%, 5/15/18

    200,000    City of Dayton, Ohio, General Obligation Bonds (Three Issues),               No Opt. Call          A+        204,792
                 Limited Tax, 10.500%, 10/01/99

    750,000    City of Defiance, Ohio, Waterworks System Improvement Bonds,                 12/04 at 102         AAA        824,685
                 Series 1994, 6.200%, 12/01/20

               Delaware City School District, Delaware County, Ohio, School
               Facilities Construction and Improvement Bonds (General Obligation
               Unlimited Tax):
  1,000,000      0.000%, 12/01/10                                                           No Opt. Call         AAA        576,090
  1,000,000      0.000%, 12/01/11                                                           No Opt. Call         AAA        543,790

  Principal                                                                               Optional Call                   Market
     Amount    Description                                                                  Provisions*   Ratings**        Value
--------------------------------------------------------------------------------------------------------------------------------
               Tax Obligation/General (continued)

$   250,000    East Holmes Local School District, Ohio School Improvement Refunding         6/99 at 102         AAA  $   255,843
                 Bonds, General Obligations - Unlimited Tax, 7.700%, 12/01/08

  1,110,000    City of Fairborn, Ohio General Obligation Bonds, Utility Improvement        10/02 at 102         AAA    1,226,850
                 Bonds, Series 1991, 7.000%, 10/01/11

  4,040,000    County of Franklin, Ohio, Refunding Bonds, Series 1993 (Limited             12/08 at 102         AAA    4,116,396
                 Tax General Obligation Bonds), 5.375%, 12/01/20

  1,575,000    Garaway Local School District, Ohio School Improvement Bonds, Series        12/00 at 102         AAA    1,682,242
                 1990 (General Obligation - Unlimited Tax Bonds), 7.200%, 12/01/14

    620,000    County of Geauga, Ohio, General Obligation (Limited Tax), Sewer District    No Opt. Call         Aa2      706,540
                 Improvement Bonds (Bainbridge Water Project), 6.850%, 12/01/10

  1,000,000    Grandview Heights City School District, Franklin County, Ohio School        12/05 at 101          AA    1,085,980
                 Facilities Construction and Improvement Bonds (General Obligation -
                 Unlimited Tax), 6.100%, 12/01/19

  1,000,000    Highland Local School District, Morrow and Delaware Counties, Ohio,         12/07 at 102         AAA    1,070,590
                 School Facilities Construction and Improvement Bonds (General
                 Obligation - Unlimited-Tax), 5.875%, 12/01/19

  1,000,000    Huron County, Ohio, Correctional Facility Bonds (Limited Tax                12/07 at 102         AAA    1,079,600
                 General Obligation), 5.850%, 12/01/16

  1,000,000    Indian Valley Local School District, Ohio General Obligation                12/05 at 102         AAA    1,058,340
                 (Unlimited Tax), School Improvement Bonds, Series 1995,
                 5.750%, 12/01/19

  1,200,000    County of Jefferson, Ohio, Human Services Building Construction Bonds,      12/01 at 102         AAA    1,307,196
                 Series 1991 (General Obligation - Limited Tax), 6.625%, 12/01/14

  1,885,000    City of Kent, Ohio, General Obligation (Limited Tax), Sewer System          12/02 at 102         Aa3    2,066,865
                 Improvement Refunding Bonds, Series 1992, 6.500%, 12/01/10

  1,070,000    Kettering, Ohio, General Obligation Bonds (Limited Tax), 6.650%,            12/01 at 102         Aa3    1,158,254
                 12/01/12

  1,000,000    Kettering City School District, Ohio, General Obligation Bonds              12/05 at 101         AAA    1,003,380
                 (Unlimited Tax), 5.250%, 12/01/22

    500,000    Kings Local School District, General Obligation (Unlimited Tax),            12/05 at 100         AAA      512,205
                 School Improvement Bonds, Series 1995, 5.500%, 12/01/21

    500,000    Kirtland Local School District, Ohio, School Improvement Bonds, Series      12/99 at 102         N/R      519,220
                 1989, General Obligation Unlimited Tax Bonds, 7.500%, 12/01/09

  1,000,000    Lakeview, Ohio, Local School District, General Obligation Bonds,            12/04 at 102         AAA    1,156,290
                 6.900%, 12/01/14

  1,440,000    Lakewood, Ohio, General Obligation Bonds, Series 1995B,                     12/05 at 102         Aa3    1,529,986
                 5.750%, 12/01/15

  1,000,000    Lakota Local School District, County of Butler, Ohio, School Improvement    12/05 at 100         AAA    1,109,530
                 Unlimited Tax General Obligation Bonds, Series 1994, 6.125%, 12/01/17

               Logan County, Ohio, General Obligation Bonds:
    155,000      7.750%, 12/01/02                                                          No Opt. Call           A      173,797
    155,000      7.750%, 12/01/03                                                          No Opt. Call           A      177,797
    155,000      7.750%, 12/01/04                                                          No Opt. Call           A      181,393
    155,000      7.750%, 12/01/05                                                          No Opt. Call           A      184,593
    155,000      7.750%, 12/01/06                                                          No Opt. Call           A      187,311

  1,000,000    County of Lucas, Ohio, General Obligation (Limited Tax), Various            12/02 at 102          A1    1,097,980
                 Purpose Improvement Bonds, Series 1992, 6.650%, 12/01/12

  1,000,000    County of Lucas, Ohio, General Obligation (Limited Tax), Various            12/05 at 102         AAA    1,026,400
                 Purpose Improvement Bonds, Series 1995-1, 5.400%, 12/01/15

  1,000,000    County of Mahoning, Ohio, General Obligation Bonds, Various Purpose         12/99 at 102         AAA    1,039,070
                 Improvement Bonds, Series 1989, Limited Tax, 7.200%, 12/01/09

    865,000    Marysville, Ohio, Exempt Village School District, General Obligation        No Opt. Call         AAA      362,781
                 Bonds, 0.000%, 12/01/16

  1,215,000    Mason City School District, Counties of Warren and Butler, Ohio,            12/09 at 101         Aa3    1,237,964
                 School Improvement Unlimited Tax General Obligation Bonds,
                 Series 1998, 5.300%, 12/01/17

  1,000,000    City of North Olmsted, Ohio, General Obligation (Limited Tax),              12/02 at 102         AAA    1,086,740
                 Various Purpose Bonds, Series 1992, 6.250%, 12/15/12

               North Royalton City School District, Ohio, School Improvement Bonds,
               Bonds, Series 1994:
  2,200,000      6.000%, 12/01/14                                                          12/09 at 102         AAA    2,463,010
  2,400,000      6.100%, 12/01/19                                                          12/09 at 102         AAA    2,623,416

                   Portfolio of Investments
                   Nuveen Flagship Ohio Municipal Bond Fund (continued) May 31, 1999

  Principal                                                                                Optional Call                     Market
     Amount    Description                                                                   Provisions*   Ratings**          Value
-----------------------------------------------------------------------------------------------------------------------------------
               Tax Obligation/General (continued)

$   600,000    Oak Hills, Ohio, Local School District, General Obligation Bonds,            12/07 at 101         Aa3    $   627,546
                 Series 1997A, 5.700%, 12/01/25

  1,000,000    State of Ohio, Full Faith and Credit, General Obligation                     No Opt. Call         AA+      1,119,790
                 Infrastructure Improvement Bonds, Series 1994, 6.000%, 8/01/10

               State of Ohio, Full Faith and Credit General Obligation
               Infrastructure Improvement Bonds, Series 1995:
    750,000      6.200%, 8/01/13                                                             8/05 at 102         AA+        840,870
  2,000,000      6.200%, 8/01/14                                                             8/05 at 102         AA+      2,242,320

  7,640,000    State of Ohio, Full Faith and Credit General Obligation                      No Opt. Call         AAA      3,767,666
                 Infrastructure Improvement Bonds, Series 1993, 0.000%, 8/01/13

    500,000    Olmsted Falls, Ohio, Local School District, General Obligation Bonds,        12/01 at 102         AAA        550,245
                 7.050%, 12/15/11

  1,750,000    Pickerington Local School District, Fairfield and Franklin Counties,         12/01 at 102          A1      1,892,345
                 Ohio, General Obligation Bonds
                 (Pickerington Public Library Project - Unlimited Tax),
                 6.750%, 12/01/16

               Pickerington Ohio Local School District, General Obligation Bonds:
    500,000      0.000%, 12/01/11                                                           No Opt. Call         AAA        271,895
    500,000      0.000%, 12/01/13                                                           No Opt. Call         AAA        242,510

  1,000,000    Revere Local School District, Ohio, School Improvement Bonds,                12/03 at 102         AAA      1,071,650
                 Series 1993 (General Obligation Unlimited Tax Bonds),
                 6.000%, 12/01/16

  2,340,000    City of Stow, Ohio, Safety Center Construction Bonds                         12/05 at 102          A1      2,556,310
                 (General Obligation Limited Tax), 6.200%, 12/01/20

  2,870,000    City of Strongsville, Ohio, Various Purpose Improvement Bonds,               12/06 at 102         Aa3      3,091,191
                 Series 1996 (General Obligation - Limited Tax), 5.950%, 12/01/21

    540,000    Trumbull County, Ohio, General Obligation Sewer Bonds, Series 1994,          12/04 at 102         AAA        596,003
                 6.200%, 12/01/14

  1,320,000    Twinsburg Ohio City School District, General Obligation Bonds,               12/01 at 102         AAA      1,429,151
                 6.700%, 12/01/11

               Upper Arlington Ohio City School District, General Obligation Bonds:
  1,830,000      0.000%, 12/01/11                                                           No Opt. Call         AAA        995,136
  1,870,000      0.000%, 12/01/12                                                           No Opt. Call         AAA        959,665

  1,910,000    Vandalia Ohio, General Obligation Bonds, 5.850%, 12/01/21                    12/06 at 101         Aa3      2,031,782

    750,000    West Geauga Local School District, Ohio, School Improvement Bonds,           11/04 at 102         AAA        814,913
                 Series 1994 (General Obligation Unlimited Tax), 5.950%, 11/01/12

  1,000,000    Woodridge, Ohio, Local School District, General Obligation Bonds,            12/04 at 102         AAA      1,071,620
                 6.000%, 12/01/19

  1,425,000    Wooster City School District, Wayne County, Ohio, General Obligation         12/02 at 102         AAA      1,573,499
                 Bonds (Unlimited Tax), For School Building Construction and
                 Improvement, 6.500%, 12/01/17

    300,000    Youngstown, Ohio, General Obligation Bonds, Limited Tax, Series 1994,        12/04 at 102         AAA        329,712
                 6.125%, 12/01/14

-----------------------------------------------------------------------------------------------------------------------------------
               Tax Obligation/Limited - 6.3%

    500,000    County of Athens, Ohio, Community Mental Health Revenue Bonds,                6/01 at 102         AA-        533,065
                 1991 Series I, 6.900%, 6/01/10

  6,000,000    City of Cleveland, Ohio, Certificates of Participation, Series 1997,         11/07 at 102         AAA      6,007,020
                 Cleveland Stadium Project, 5.250%, 11/15/27

  3,000,000    County of Hamilton, Ohio, Sales Tax Bonds, Series 1998B, Hamilton             6/08 at 101         AAA      2,896,170
                 County Football Project, 5.000%,12/01/27

  1,500,000    Ohio State Building Authority (Juvenile Correctional Building),               9/04 at 102         AAA      1,704,255
                 6.600%, 10/01/14

  1,100,000    Ohio State Department of Transportation Certificates of                       4/02 at 102         AAA      1,185,085
                 Participation, Panhandle Rail Line Project Series 1992A,
                 6.500%, 4/15/12

 27,850,000    Puerto Rico Highway and Transportation Authority, Highway Revenue             7/16 at 100           A     28,643,725
                 Bonds, Series Y of 1996, 5.500%, 7/01/36

  2,700,000    Puerto Rico Public Buildings Authority, Revenue Refunding Bonds,             No Opt. Call           A      2,829,168
                 Series L Guaranteed by the Commonwealth of Puerto Rico,
                 5.500%, 7/01/21

-----------------------------------------------------------------------------------------------------------------------------------
               Transportation  - 4.3%

  9,840,000    City of Cleveland, Ohio, Airport System Revenue Bonds, Series 1997A,          1/08 at 101         AAA      9,487,728
                 5.125%, 1/01/27 (Alternative Minimum Tax)

  8,500,000    City of Dayton, Ohio, Special Facilities Revenue Refunding Bonds,             2/08 at 102         BBB      8,516,150
                 Series 1998A (Emery Air Freight Corporation and Emery Worldwide
                 Airlines, Inc.-Guarantors), 5.625%, 2/01/18

  Principal                                                                                Optional Call                     Market
     Amount    Description                                                                   Provisions*   Ratings**          Value
-----------------------------------------------------------------------------------------------------------------------------------
               Transportation (continued)

$11,000,000    State of Ohio, Turnpike Revenue Bonds, 1996 Series A, Issued by the Ohio     No Opt. Call         AAA   $ 11,944,130
                  Turnpike Commission, 5.500%, 2/15/26
-----------------------------------------------------------------------------------------------------------------------------------
               U.S. Guaranteed - 17.8%

  2,000,000    City of Athens, County of Athens, Ohio, Sanitary Sewer System Mortgage       12/09 at 100        A***      2,375,960
                  Revenue Bonds, Series 1989, 7.300%, 12/01/14 (Pre-refunded to 12/01/09)

  3,000,000    City of Barberton, Ohio Hospital Facilities Revenue Bonds, Series 1992        1/02 at 102      N/R***      3,291,390
                 (The Barberton Citizens Hospital Company Project), 7.250%, 1/01/12
                 (Pre-refunded to 1/01/02)

  2,630,000    City of Bedford, Ohio, Hospital Facilities Refunding Revenue Bonds,           5/00 at 102      N/R***      2,773,309
                  Series 1990 (The Community Hospital of Bedford, Inc.), 8.500%,
                  5/15/09 (Pre-refunded to 5/15/00)

  1,000,000    Canal Winchester Local School District, Franklin and Fairfield Counties,     12/01 at 102         AAA      1,100,420
                 Ohio, General Obligation Bonds (Unlimited Tax), For School Facilities
                 Construction and Improvement, 7.100%, 12/01/13 (Pre-refunded to 12/01/01)

  1,085,000    County of Clermont, Ohio, Hospital Facilities Revenue Bonds, Series 1989A     9/01 at 100         AAA      1,172,592
                 (Mercy Health System, Province of Cincinnati), 7.500%, 9/01/19
                (Pre-refunded to 9/01/01)

              County of Clermont, Ohio, Sewer System Revenue Bonds, Series 1990,
              Clermont County Sewer District:
  1,000,000      7.250%, 12/01/11 (Pre-refunded to 12/01/00)                                12/00 at 102         AAA      1,074,780
  2,000,000      7.375%, 12/01/20 (Pre-refunded to 12/01/00)                                12/00 at 102         AAA      2,153,200

  3,700,000    County of Clermont, Ohio, Sewer System Revenue Bonds, Series 1991,           12/01 at 102         AAA      4,067,780
                 Clermont County Sewer District, 7.100%, 12/01/21
                 (Pre-refunded to 12/01/01)

               City of Cleveland, Ohio, General Obligaton Bonds,
               Series 1988:
  1,010,000      7.500%, 8/01/08 (Pre-refunded to 2/01/03)                                   2/03 at 100         AAA      1,130,533
  1,010,000      7.500%, 8/01/09 (Pre-refunded to 2/01/03)                                   2/03 at 100         AAA      1,130,533

    500,000   City of Cleveland, Ohio, Various Purpose General Obligation Bonds,             7/02 at 102         AAA        545,565
                 Series 1992, 6.375%, 7/01/12 (Pre-refunded to 7/01/02)

    790,000   Board of Education of the Cleveland City School District, Ohio, School        12/01 at 102         Aaa        889,595
                 Improvement Bonds, Series 1991 (General Obligation Unlimited Tax Bonds),
                 8.250%, 12/01/08 (Pre-refunded to 12/01/01)

    920,000   City of Cleveland, Ohio, First Mortgage Revenue Refunding Bonds, Series F,     1/02 at 102         AAA        996,572
                 1992-B, 6.500%, 1/01/11 (Pre-refunded to 1/01/02)

              City of Cleveland, Ohio, Waterworks Improvement and Refunding Revenue
              Bonds, First Mortgage Revenue Bonds, Series 1996-H:
  2,280,000     5.750%, 1/01/21 (Pre-refunded to 1/01/06)                                    1/06 at 102         AAA      2,505,811
  5,795,000     5.750%, 1/01/26 (Pre-refunded to 1/01/06)                                    1/06 at 102         AAA      6,368,937

              County of Cuyahoga, Ohio, Hospital Revenue Bonds (Meridia Health
              System), Series 1995:
    250,000     6.250%, 8/15/14 (Pre-refunded to 8/15/05)                                    8/05 at 102         AAA        281,838
  5,500,000     6.250%, 8/15/24 (Pre-refunded to 8/15/05)                                    8/05 at 102         AAA      6,200,425

  1,250,000   Conversion and Remarketing of the County of Cuyahoga, Ohio, Hospital          10/00 at 103      N/R***      1,348,838
                Improvement Revenue Bonds (Deaconess Hospital of Cleveland Project),
                Series 1985B, 7.450%, 10/01/18 (Pre-refunded to 10/01/00)

  5,750,000   County of Cuyahoga, Ohio, Hospital Revenue Bonds, Series 1990 (Meridia         8/00 at 102         AAA      6,124,843
                Health System), 7.250%, 8/15/19 (Pre-refunded to 8/15/00)

    305,000   County of Cuyahoga, Ohio, Distribution System Improvement Revenue Bonds,       6/99 at 102      N/R***        311,274
                Series 1989 (The Medical Center Company Project), 7.800%, 6/01/09
                (Pre-refunded to 6/01/99)

  1,000,000   City of Delphos, Ohio, Sewer System Mortgage Revenue Bonds, Series 1990,       9/00 at 102         AAA      1,066,140
                7.250%, 9/01/20 (Pre-refunded to 9/01/00)

  2,500,000   Fairlawn, Ohio, Health Care Facilities Revenue Bonds, Series 1989             10/99 at 102      N/R***      2,593,250
                (The Village at Saint Edward Project), 8.750%, 10/01/19
                (Pre-refunded to 10/01/99)

  1,350,000   County of Franklin, Ohio, Hospital Facilities Improvement Revenue Bonds,       5/00 at 102         AAA      1,425,533
                Series 1990A (Riverside United Methodist Hospital Project), 7.250%,
                5/15/20 (Pre-refunded to 5/15/00)

  1,000,000   County of Franklin, Ohio, Hospital Facilities Refunding and Improvement        5/00 at 102         AAA      1,059,640
                Revenue Bonds, Series 1990B (Riverside United Methodist Hospital Project),
                7.600%, 5/15/20 (Pre-refunded to 5/15/00)

  1,350,000   County of Franklin, Ohio, Hospital Facilities Mortgage Revenue Bonds,          7/01 at 103      N/R***      1,515,726
                1991 Series A (Ohio Presbyterian Retirement Services), 8.750%,
                7/01/21 (Pre-refunded to 7/01/01)

                   Portfolio of Investments
                   Nuveen Flagship Ohio Municipal Bond Fund (continued) May 31, 1999

  Principal                                                                                Optional Call                     Market
     Amount    Description                                                                   Provisions*   Ratings**          Value
------------------------------------------------------------------------------------------------------------------------------------
               U.S. Guaranteed (continued)

$ 1,000,000    County of Franklin, Ohio, Revenue Bonds, Series                               7/01 at 100      N/R***     $1,066,970
                 1991 (OCLC Online Computer Library Center, Incorporated
                 Project), 7.200%, 7/15/06 (Pre-refunded to 7/15/01)

  1,000,000    Board of Education, Gahanna-Jefferson City School                            12/00 at 102      N/R***      1,071,880
                 District, Franklin County, Ohio, General
                 Obligation Bonds, Series 1990A, 7.125%, 12/01/14
                 (Pre-refunded to 12/01/00)

               City of Garfield Heights, Ohio, Hospital Improvement and Refunding
               Revenue Bonds, Series 1992B (Marymount Hospital Project):
  3,000,000      6.650%, 11/15/11 (Pre-refunded to 11/15/02)                                11/02 at 102      AA-***      3,314,760
  3,500,000      6.700%, 11/15/15 (Pre-refunded to 11/15/02)                                11/02 at 102      AA-***      3,872,820

  1,720,000    Franciscan Sisters of the Poor Health System, Inc.                            7/02 at 102      BBB***      1,888,319
                 Revenue Bonds, Hamilton County, Ohio, Health
                 System Revenue Bonds, Providence Hospital Issue Series 1992, 6.875%,
                 7/01/15 (Pre-refunded to 7/01/02)

  1,495,000    County of Hamilton, Ohio, Judson Care Center                              8/00 at 101 1/4      AA-***      1,587,660
                 Nursing Home and Board and Care Project (FHA
                 Insured Mortgage), 7.800%, 8/01/19 (Pre-refunded to 8/01/00)

  1,000,000    Hudson Local School District, General Obligation                             12/00 at 102       A1***      1,073,290
                 Unlimited Tax, 7.100%, 12/15/13 (Pre-refunded to 12/15/00)

  1,000,000    Board of Education of the Hudson Local School                                12/00 at 102       A1***      1,074,240
                 District, Ohio, School Facilities Improvement
                 Bonds, Series 1991A, 7.100%, 12/15/14 (Pre-refunded to
                 12/15/00)

  1,000,000    Kent State University (A State University of                                  5/02 at 102         AAA      1,090,940
                 Ohio), General Receipts Bonds, Series 1992,
                 6.500%, 5/01/22 (Pre-refunded to 5/01/02)

  1,500,000    City of Lorain, Ohio, Hospital Refunding Revenue                             11/02 at 102       A1***      1,684,110
                 Bonds, Series 1992 (Lakeland Community Hospital,
                 Inc.), 6.500%, 11/15/12

  1,500,000    County of Lucas, Ohio, Hospital Facilities Revenue                           12/01 at 102      N/R***      1,678,965
                 Bonds, Series 1991 (Flower Memorial Hospital),
                 8.125%, 12/01/11 (Pre-refunded to 12/01/01)

  4,250,000    County of Mahoning, Ohio, Hospital Improvement                               10/02 at 100         AAA      4,539,765
                 Revenue Bonds, Series 1991 (YHA, Inc. Project),
                 Series 1991A, 7.000%, 10/15/14 (Pre-refunded to
                 10/15/02)

  1,150,000    County of Marion, Ohio, Health Care Facilities                               12/99 at 103      N/R***      1,215,194
                 Revenue Bonds, Series 1990 (United Church Homes,
                 Inc.), 8.875%, 12/01/12 (Pre-refunded to 12/01/99)

  1,000,000    The Board of Education of the Marysville Exempted                            12/00 at 102         AAA      1,074,110
                 Village School District, Union County, Ohio,
                 School Improvement Bonds, General Obligation (Unlimited
                 Tax), 7.200%, 12/01/10 (Pre-refunded to 12/01/00)

  1,250,000    City of Marysville, Ohio, Water System Mortgage                              12/01 at 101         AAA      1,361,488
                 Revenue Bonds, Series 1991, 7.050%, 12/01/21
                 (Pre-refunded to 12/01/01)

  1,850,000    Massillon City School District, Ohio, General                                12/00 at 102         AAA      1,987,104
                 Obligation Unlimited Tax Bonds School Improvement
                 Bonds, Series 1990, 7.200%, 12/01/11 (Pre-refunded
                 to 12/01/00)

  1,000,000    Board of Education of the Mentor Exempted Village                            12/02 at 100         AAA      1,040,530
                 School District, Ohio, Improvement Bonds,
                 Series 1989 (General Obligation Bonds), 7.400%,
                 12/01/11 (Pre-refunded to 12/01/02)

  3,000,000    City of Middleburg Heights, Ohio, Hospital                                    8/01 at 102         AAA      3,270,870
                 Improvement Revenue Bonds, Series 1991 (Southwest
                 General Hospital Project), 7.200%, 8/15/19
                 (Pre-refunded to 8/15/01)

               Ohio Housing Finance Agency Single Family Mortgage
               Revenue Bonds:
  6,460,000      0.000%, 1/15/15 (Pre-refunded to 1/15/11)                               1/11 at 67 1/32         AAA      2,474,761
  5,700,000      0.000%, 1/15/15 (Pre-refunded to 7/15/11)                              7/11 at 70 15/32         AAA      2,240,955

     20,000    Ohio Building Authority, State Facilities                                     4/03 at 100         AAA         23,466
                 Refunding Bonds (Frank J. Lausche State Office
                 Building), 1982 Series A, 10.125%, 10/01/06
                 (Pre-refunded to 4/01/03)

  1,000,000    State of Ohio, Ohio Higher Educational Facilities                             5/00 at 100         AAA      1,037,830
                 Commission (Ohio Northern University Project),
                 7.300%, 5/15/10 (Pre-refunded to 5/15/00)

  4,630,000    Ohio Water Development Authority, State of Ohio,                             No Opt. Call         AAA      5,128,327
                 Water Development Revenue Bonds, Pure Water
                 1990 Series I, 6.000%, 12/01/16

  1,000,000    County of Ottawa, Ohio, Sanitary Sewer System                                 9/01 at 102         AAA      1,090,460
                 Special Assessment Bonds (Portage-Catawba
                 Island Project), Series 1991, 7.000%, 9/01/11
                 (Pre-refunded to 9/01/01)

  1,000,000    City of Parma, Ohio, Various Purpose General                                 12/00 at 102        A***      1,080,190
                 Obligation Bonds, Series 1990 (Limited Tax
                 Obligation), 7.600%, 12/01/11 (Pre-refunded to 12/01/00)

34

  Principal                                                                                Optional Call                     Market
     Amount    Description                                                                   Provisions*   Ratings**          Value
-----------------------------------------------------------------------------------------------------------------------------------
               U.S. Guaranteed (continued)

$ 1,600,000    Pickerington Ohio Local School District, General Obligation Bonds,           12/00 at 102         AAA    $ 1,720,624
                 Series 1990B, 7.250%, 12/01/13, (Pre-refunded to 12/01/00)

    700,000    Puerto Rico Commonwealth Highway Authority, Highway Revenue Bonds,            7/00 at 102         AAA        746,963
                 Series Q, 7.750%, 7/01/10 (Pre-refunded to 7/01/00)

  1,500,000    Puerto Rico Electric Power Authority, Power Revenue Bonds, Series P,          7/01 at 102         Aaa      1,629,810
                 7.000%, 7/01/21 (Pre-refunded to 7/01/01)

  3,165,000    Reynoldsburg City School District, Ohio, General Obligation Bonds,           12/02 at 102         AAA      3,499,952
                 For School Building Construction and Improvement, 6.550%,
                 12/01/17 (Pre-refunded to 12/01/02)

  1,200,000    Ridgemont Local School District, Ohio, General Obligation (Unlimited Tax),   12/02 at 102      N/R***      1,345,056
                 School Improvement Bonds, Series 1992, 7.250%, 12/01/14 (Pre-refunded to 12/01/02)

    605,000    Scioto County, Ohio Human Services Building Bonds, General Obligation,        8/01 at 101      N/R***        654,084
                 7.150%, 8/01/11 (Pre-refunded to 8/01/01)

  1,725,000    County of Shelby, Ohio, Hospital Facilities Revenue Refunding and             9/02 at 102      N/R***      1,942,402
                 Improvement Bonds, Series 1992 (The Shelby County Memorial Hospital
                 Association), 7.700%, 9/01/18 (Pre-refunded to 9/01/02)

  1,000,000    Sylvania, Ohio, City School District, General Obligation Bonds, 6.600%,       6/02 at 102         AAA      1,095,690
                 6/01/16 (Pre-refunded to 6/01/02)

  1,000,000    University of Cincinnati, General Receipts Bonds, Series O, 6.300%,          12/02 at 102       AA***      1,096,310
                 6/01/12 (Pre-refunded to 12/01/02)

  4,775,000    County of Warren, Ohio, Hospital Facilities Improvement and Refunding         7/01 at 102      Aa2***      5,188,420
                 Revenue Bonds, Series 1991 (Otterbein Home Project), 7.200%, 7/01/11
                (Pre-refunded to 7/01/01)

    750,000    County of Warren, Ohio, Waterworks System Revenue Bonds, Series 1992,        12/02 at 102         AAA        830,595
                 Warren County Water District, 6.600%, 12/01/16 (Pre-refunded to
                 12/01/02)

  1,500,000    City of Warren, Ohio, General Obligation (Limited Tax), Sewerage System      11/00 at 102     BBB+***      1,618,500
                 Improvement Bonds, Series 1990, 7.750%, 11/01/10 (Pre-refunded to
                 11/01/00)

  1,500,000    Washington County, Ohio, Hospital Revenue Bonds (Marietta Area Health Care,   9/02 at 102     Baa1***      1,676,760
                 Inc. Project), Series 1992, 7.375%, 9/01/12 (Pre-refunded to 9/01/02)

  1,500,000    Westerville, Minerva Park and Blendon, Ohio, Joint Township Hospital          9/01 at 102         AAA      1,637,985
                 District (St. Ann's Hospital Project), Series 1991A, 7.100%, 9/15/21
                 (Pre-refunded to 9/15/01)
-----------------------------------------------------------------------------------------------------------------------------------
               Utilities --  13.1%

               City of Cleveland, Ohio, Public Power System First Mortgage Revenue
               Bonds, Series 1994A:
  2,250,000      0.000%, 11/15/12                                                           No Opt. Call         AAA      1,157,220
  1,535,000      0.000%, 11/15/13                                                           No Opt. Call         AAA        746,148

  10,685,000   City of Cleveland, Ohio, Public Power System Improvement First Mortgage      11/01 at 102         AAA     11,618,655
                 Revenue Bonds, Series 1991B, 7.000%, 11/15/17

  1,900,000    City of Cleveland, Ohio, Public Power System Improvement First Mortgage      11/01 at 102         AAA      2,066,022
                 Revenue Bonds, Series 1991A, 7.000%, 11/15/17

  4,000,000    City of Cleveland, Ohio, Public Power System, First Mortgage Revenue         11/06 at 102         AAA      3,868,520
                 Refunding Bonds, Series 1996, Sub-Series 1, 5.000%, 11/15/24

  7,520,000    Ohio Municipal Electric Generation Agency (American Municipal Power -         2/03 at 102         AAA      7,585,574
                 Ohio, Inc.), 5.375%, 2/15/24

               Ohio Air Quality Development Authority, Revenue Bonds, 1985 Series A,
               (Columbus Southern Power Company Project):
  1,750,000      6.375%, 12/01/20                                                           12/02 at 102         AAA      1,895,740
  7,000,000      6.250%, 12/01/20                                                            6/03 at 102        Baa1      7,393,750

    750,000    State of Ohio, Pollution Control Revenue Refunding Bonds, Ohio Air            7/99 at 102        Baa3        767,715
                 Quality Development Authority, 1989 Series B, (Ohio Edison Company
                 Project), 7.625%, 7/01/23

  5,900,000    Ohio Air Quality Development Authority, State of Ohio, Air Quality            8/99 at 102        Baa1      6,056,232
                 Development Revenue Refunding Bonds (Ohio Power Company Project),
                 Series B, 7.400%, 8/01/09

  2,000,000    Ohio Air Quality Development Authority, State of Ohio, Pollution Control      3/00 at 102         AAA      2,094,240
                 Revenue Refunding Bonds, 1990 Series A (Ohio Edison Company Project),
                 7.450%, 3/01/16

 15,000,000    State of Ohio, Ohio Air Quality Development Authority, Air Quality            9/05 at 102          A+     15,911,100
                 Development Revenue Refunding Bonds, 1995 Series (The Dayton Power
                 and Light Company Project), 6.100%, 9/01/30

                   Portfolio of Investments
                   Nuveen Flagship Ohio Municipal Bond Fund (continued) May 31, 1999

     Principal                                                                            Optional Call                     Market
        Amount    Description                                                              Provisions*    Ratings**          Value
----------------------------------------------------------------------------------------------------------------------------------
                  Utilities (continued)

$    6,000,000    State of Ohio, Ohio Air Quality Development Authority, Air Quality        4/07 at 102         AAA   $  6,140,640
                    Development Revenue Bonds (JMG Funding, Limited Partnership Project),
                    Series 1997, 5.625%, 1/01/23 (Alternative Minimum Tax)

       500,000    Ohio Water Development Authority, State of Ohio, Collateralized Water     8/02 at 102          AA-       539,495
                    Development Revenue Refunding Bonds, 1992 Series A (The Dayton Power
                    and Light Company Project), 6.400%, 8/15/27

     7,050,000    Ohio Water Development Authority, Pollution Control Revenue (Ohio         7/99 at 102        Baa3      7,216,521
                    Edison Company), 7.625%, 7/01/23

    15,600,000    Ohio Water Development Authority, State of Ohio, Solid Waste Disposal     9/08 at 102         N/R     15,839,772
                    Revenue Bonds (Bay Shore Power Project) Tax Exempt Series 1998A,
                    5.875%, 9/01/20 (Alternative Minimum Tax)

     1,545,000    Puerto Rico Electric Power Authority, Power Revenue Bonds,               No Opt. Call        BBB+        611,434
                    Series O, 0.000%, 7/01/17
----------------------------------------------------------------------------------------------------------------------------------
                  Water and Sewer - 5.2%

                  City of Bellefontaine, Sewer System First Mortgage Revenue Refunding
                  and Improvement Bonds (Bank Qualified):
     1,000,000      6.800%, 12/01/07                                                       12/02 at 101        Baa1      1,100,020
     1,000,000      6.900%, 12/01/11                                                       12/02 at 101        Baa1      1,103,270

     3,000,000    County of Butler, Ohio, Sewer System Revenue Bonds, Series 1996,         12/06 at 101         AAA      3,011,220
                    5.250%, 12/01/21

    13,000,000    City of Cleveland, Ohio, Waterworks Improvement First Mortgage           No Opt. Call         AAA     13,683,930
                    Refunding Revenue Bonds, Series G, 1993, 5.500%, 1/01/21

        80,000    City of Cleveland, Ohio, Waterworks Improvement First Mortgage            1/02 at 102         AAA         86,338
                    Revenue Refunding Bonds, Series F, 1992B, 6.500%, 1/01/11

     5,000,000    City of Cleveland, Ohio, Waterworks Improvement and Refunding             1/08 at 101         AAA      4,826,550
                    Revenue Bonds, Series I, 1998, 5.000%, 1/01/28

                  City of Cleveland, Ohio, Waterworks Improvement and Refunding Revenue
                  Bonds, First Mortgage Series 1996-H:
        40,000      5.750%, 1/01/21                                                         1/06 at 102         AAA         42,171
        55,000      5.750%, 1/01/26                                                         1/06 at 102         AAA         57,876

     1,600,000    County of Greene, Ohio, Water System Revenue Bonds, Series 1996,         12/07 at 102         AAA      1,734,159
                    6.125%, 12/01/21

     2,200,000    City of Greenville, Ohio (Darke County), Wastewater System First         12/02 at 102         AAA      2,400,265
                    Mortgage Revenue Bonds, Series 1992 (Governmental Enterprise
                    Revenue Bonds), 6.350%, 12/01/17

     1,000,000    City of Hamilton, Ohio, Water System Mortgage Revenue Bonds,             10/01 at 102         AAA      1,072,839
                    1991 Series A, 6.400%, 10/15/10

       795,000    City of Huber Heights, Ohio, Water System Revenue Bonds, Series 1995,    No Opt. Call         AAA        274,115
                    0.000%, 12/01/19

     1,000,000    County of Montgomery, Ohio, Water Revenue Bonds, Greater Moraine         11/02 at 102         AAA      1,086,979
                    Beavercreek Sewer District, Series 1992, 6.250%, 11/15/17

     1,000,000    Mount Gilead, Ohio, Water System Revenue, First Mortgage Bonds,          12/02 at 102         N/R      1,121,149
                    7.200%, 12/01/17

     1,000,000    Ohio Water Development Authority, State of Ohio, Water Development        6/05 at 102         AAA      1,066,739
                    Revenue Bonds, 1995 Fresh Water Series, 5.900%, 12/01/21

     2,000,000    Ohio Water Development Authority State of Ohio Water Development          6/08 at 101         AAA      1,969,799
                    Revenue Bonds, Fresh Water Series 1998, 5.125%, 12/01/23

       750,000    Toledo, Ohio, Sewer System, Revenue Mortgage Bonds, 6.350%, 11/15/17     11/04 at 102         AAA        834,172

       500,000    Toledo, Ohio, Waterworks System, Revenue Refunding Mortgage Bonds,       11/04 at 102         AAA        558,859
                    6.450%, 11/15/24
----------------------------------------------------------------------------------------------------------------------------------
$  665,515,000    Total Investments - (cost $634,842,457) - 97.4%                                                      680,075,080
==============--------------------------------------------------------------------------------------------------------------------
                  Other Assets Less Liabilities - 2.6%                                                                  17,873,967
                  ----------------------------------------------------------------------------------------------------------------
                  Net Assets - 100%                                                                                   $697,949,047
                  ================================================================================================================

                  * Optional Call Provisions (not covered by the report of independent public accountants): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

                  ** Ratings (not covered by the report of independent public accountants): Using the higher of Standard & Poor's or Moody's rating.

                  *** Securities are backed by an escrow or trust containing sufficient U.S. government or U.S. government agency securities which ensures the timely payment of principal and interest. Securities are normally considered to be equivalent to AAA rated securities.

                  N/R  Investment is not rated.

                                 See accompanying notes to financial statements.

               Statement of Net Assets
               May 31, 1999

                                                                                     Kentucky       Michigan            Ohio
----------------------------------------------------------------------------------------------------------------------------
Assets
Investments in municipal securities, at market value (note 1)                    $523,340,679   $339,524,760    $680,075,080
Cash                                                                                1,803,538             --         473,734
Receivables:
  Interest                                                                          7,284,656      5,331,005      12,554,701
  Investments sold                                                                         --        850,000       6,778,700
  Shares sold                                                                         492,817        222,722         686,459
Other assets                                                                          242,693        222,169         258,560
----------------------------------------------------------------------------------------------------------------------------
  Total assets                                                                    533,164,383    346,150,656     700,827,234
----------------------------------------------------------------------------------------------------------------------------
Liabilities
Cash overdraft                                                                             --      1,521,114              --
Payables:
  Investments purchased                                                            16,332,674             --              --
  Shares redeemed                                                                     315,526        538,040         916,943
Accrued expenses:
  Management fees (note 6)                                                            135,773        157,946         313,933
  12b-1 distribution and service fees (notes 1 and 6)                                 113,014         81,785         123,452
  Other                                                                               125,628         47,588         202,607
Dividends payable                                                                   1,007,299        419,365       1,321,252
----------------------------------------------------------------------------------------------------------------------------
  Total liabilities                                                                18,029,914      2,765,838       2,878,187
----------------------------------------------------------------------------------------------------------------------------
Net assets (note 7)                                                              $515,134,469   $343,384,818    $697,949,047
============================================================================================================================
Class A Shares (note 1)
Net assets                                                                       $467,126,510   $260,396,154    $471,074,723
Shares outstanding                                                                 41,630,717     22,002,441      40,716,447
Net asset value and redemption price per share                                   $      11.22   $      11.83    $      11.57
Offering price per share (net asset value per share plus maximum sales charge
  of 4.20% of offering price)                                                    $      11.71   $      12.35    $      12.08
============================================================================================================================
Class B Shares (note 1)
Net assets                                                                       $  9,922,940   $  7,732,645    $ 14,494,335
Shares outstanding                                                                    884,147        652,742       1,253,766
Net asset value, offering and redemption price per share                         $      11.22   $      11.85    $      11.56
============================================================================================================================
Class C Shares (note 1)
Net assets                                                                       $ 37,246,090   $ 48,946,404    $ 50,889,097
Shares outstanding                                                                  3,322,380      4,142,231       4,402,702
Net asset value, offering and redemption price per share                         $      11.21   $      11.82    $      11.56
============================================================================================================================
Class R Shares (note 1)
Net assets                                                                       $    838,929   $ 26,309,615    $161,490,892
Shares outstanding                                                                     74,932      2,223,772      13,959,995
Net asset value, offering and redemption price per share                         $      11.20   $      11.83    $      11.57
============================================================================================================================

                                 See accompanying notes to financial statements.
37

                       Statement of Operations
                       Year Ended May 31, 1999

                                                                           Kentucky      Michigan          Ohio
----------------------------------------------------------------------------------------------------------------
Investment Income (note 1)                                              $28,715,685   $20,077,314   $40,635,823
----------------------------------------------------------------------------------------------------------------
Expenses
Management fees (note 6)                                                  2,679,383     1,870,026     3,702,803
12b-1 service fees - Class A (notes 1 and 6)                                924,591       531,983       955,303
12b-1 distribution and service fees - Class B (notes 1 and 6)                65,879        57,940       101,641
12b-1 distribution and service fees - Class C (notes 1 and 6)               236,689       360,422       365,952
Shareholders' servicing agent fees and expenses                             247,472       139,136       487,240
Custodian's fees and expenses                                               120,066        82,000       136,608
Trustees' fees and expenses (note 6)                                          8,978         4,681        13,560
Professional fees                                                            34,746        16,657        21,353
Shareholders' reports - printing and mailing expenses                       110,856        78,853       146,631
Federal and state registration fees                                           6,934        15,836        30,644
Other expenses                                                               22,270        25,943        35,665
----------------------------------------------------------------------------------------------------------------
Total expenses before custodian fee credit and expense reimbursement      4,457,864     3,183,477     5,997,400
    Custodian fee credit (note 1)                                           (11,312)       (2,125)           --
    Expense reimbursement (note 6)                                         (102,078)           --            --
----------------------------------------------------------------------------------------------------------------
Net expenses                                                              4,344,474     3,181,352     5,997,400
----------------------------------------------------------------------------------------------------------------
Net investment income                                                    24,371,211    16,895,962    34,638,423
----------------------------------------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss) from Investments
Net realized gain from investment transactions (notes 1 and 4)              510,764     2,296,613     1,618,785
Net change in unrealized appreciation or depreciation of investments     (7,334,078)   (7,584,682)   (9,049,017)
----------------------------------------------------------------------------------------------------------------
Net gain (loss) from investments                                         (6,823,314)   (5,288,069)   (7,430,232)
----------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                              $17,547,897   $11,607,893   $27,208,191
================================================================================================================


                                 See accompanying notes to financial statements.

                     Statement of Changes in Net Assets

                                                                                               Kentucky
                                                                                      ----------------------------
                                                                                        Year Ended     Year Ended
                                                                                           5/31/99        5/31/98
------------------------------------------------------------------------------------------------------------------
Operations
Net investment income                                                                 $ 24,371,211   $ 24,365,910
Net realized gain from investment transactions (notes 1 and 4)                             510,764      2,172,160
Net change in unrealized appreciation or depreciation of investments                    (7,334,078)    14,097,294
------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                                              17,547,897     40,635,364
------------------------------------------------------------------------------------------------------------------
Distributions to Shareholders (note 1)
From undistributed net investment income:
   Class A                                                                             (22,685,548)   (22,954,811)
   Class B                                                                                (286,307)      (102,552)
   Class C                                                                              (1,381,734)    (1,254,173)
   Class R                                                                                 (38,706)       (32,294)
From accumulated net realized gains from investment transactions:
   Class A                                                                                (949,721)    (1,984,678)
   Class B                                                                                 (13,524)       (10,705)
   Class C                                                                                 (63,109)      (120,396)
   Class R                                                                                  (1,619)        (2,930)
------------------------------------------------------------------------------------------------------------------
Decrease in net assets from distributions to shareholders                              (25,420,268)   (26,462,539)
------------------------------------------------------------------------------------------------------------------
Fund Share Transactions (note 2)
Net proceeds from shares issued in the reorganization of Kentucky Limited (note 1)       9,633,669             --
Net proceeds from sale of shares                                                        58,123,682     47,501,865
Net proceeds from shares issued to shareholders
  due to reinvestment of distributions                                                  12,771,045     15,618,317
------------------------------------------------------------------------------------------------------------------
                                                                                        80,528,396     63,120,182
Cost of shares redeemed                                                                (42,438,595)   (48,645,223)
------------------------------------------------------------------------------------------------------------------
Net increase in net assets from Fund share transactions                                 38,089,801     14,474,959
------------------------------------------------------------------------------------------------------------------
Net increase in net assets                                                              30,217,430     28,647,784
Net assets at the beginning of year                                                    484,917,039    456,269,255
------------------------------------------------------------------------------------------------------------------
Net assets at the end of year                                                         $515,134,469   $484,917,039
==================================================================================================================
Balance of undistributed net investment income at the end of year                     $      3,931   $     25,015
==================================================================================================================

                                 See accompanying notes to financial statements.

                                                                                  Michigan                       Ohio
                                                                        ----------------------------  ----------------------------
                                                                          Year Ended     Year Ended     Year Ended     Year Ended
                                                                             5/31/99        5/31/98        5/31/99        5/31/98
----------------------------------------------------------------------------------------------------------------------------------
Operations
Net investment income                                                   $ 16,895,962   $ 16,864,427   $ 34,638,423   $ 35,243,212
Net realized gain from investment transactions (notes 1 and 4)             2,296,613      1,595,690      1,618,785      4,967,956
Net change in unrealized appreciation or depreciation of investments      (7,584,682)    10,225,980     (9,049,017)    16,619,119
----------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                                11,607,893     28,686,097     27,208,191     56,830,287
----------------------------------------------------------------------------------------------------------------------------------
Distributions to Shareholders (note 1)
From undistributed net investment income:
   Class A                                                               (13,190,292)   (13,344,536)   (23,597,778)   (24,388,584)
   Class B                                                                  (255,860)       (63,731)      (448,001)      (182,260)
   Class C                                                                (2,123,812)    (1,982,594)    (2,161,843)    (2,008,254)
   Class R                                                                (1,398,706)    (1,409,716)    (8,432,580)    (8,687,614)
From accumulated net realized gains from investment transactions:
   Class A                                                                (1,239,012)      (597,076)    (1,818,617)    (1,996,392)
   Class B                                                                   (28,005)        (3,361)       (40,242)       (16,956)
   Class C                                                                  (223,599)      (101,904)      (185,121)      (178,327)
   Class R                                                                  (125,490)       (61,084)      (623,027)      (681,846)
-----------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets from distributions to shareholders                (18,584,776)   (17,564,002)   (37,307,209)   (38,140,233)
-----------------------------------------------------------------------------------------------------------------------------------
Fund Share Transactions (note 2)
Net proceeds from sale of shares                                          47,599,095     28,641,868     76,326,399     63,755,865
Net proceeds from shares issued to shareholders due to
  reinvestment of distributions                                            6,087,951     10,647,679     17,436,625     24,926,989
----------------------------------------------------------------------------------------------------------------------------------
                                                                          53,687,046     39,289,547     93,763,024     88,682,854
Cost of shares redeemed                                                  (43,389,935)   (37,642,403)   (75,213,088)   (83,801,938)
----------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from Fund share transactions                   10,297,111      1,647,144     18,549,936      4,880,916
----------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets                                                 3,320,228     12,769,239      8,450,918     23,570,970
Net assets at the beginning of year                                      340,064,590    327,295,351    689,498,129    665,927,159
----------------------------------------------------------------------------------------------------------------------------------
Net assets at the end of year                                           $343,384,818   $340,064,590   $697,949,047   $689,498,129
==================================================================================================================================
Balance of undistributed net investment income at the end of year       $     23,937   $     96,645   $     34,534   $     36,313
==================================================================================================================================


                                 See accompanying notes to financial statements.

Notes to Financial Statements




1. General Information and Significant Accounting Policies

The Nuveen Flagship Multistate Trust IV (the "Trust") is an open-end investment company registered under the Investment Company Act of 1940, as amended. The Trust comprises the Nuveen Flagship Kentucky Municipal Bond Fund ("Kentucky"), the Nuveen Flagship Michigan Municipal Bond Fund ("Michigan") and the Nuveen Flagship Ohio Municipal Bond Fund ("Ohio") (collectively, the "Funds"), among others. The Trust was organized as a Massachusetts business trust on July 1, 1996.

After the close of business on April 23, 1999, Nuveen Flagship Kentucky Limited Term Municipal Bond Fund ("Kentucky Limited") reorganized into Kentucky as approved by the shareholders of Kentucky Limited on April 15, 1999.

The Funds seek to provide high tax-free income and preservation of capital through investments in diversified portfolios of quality municipal bonds.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with generally accepted accounting principles.

Securities Valuation

The prices of municipal bonds in each Fund's investment portfolio are provided by a pricing service approved by the Fund's Board of Trustees. When price quotes are not readily available (which is usually the case for municipal securities), the pricing service establishes fair market value based on yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, indications of value from securities dealers and general market conditions. Temporary investments in securities that have variable rate and demand features qualifying them as short-term securities are valued at amortized cost, which approximates market value.

Securities Transactions

Securities transactions are recorded on a trade date basis. Realized gains and losses from such transactions are determined on the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may have extended settlement periods. Any securities so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets in a separate account with a current value at least equal to the amount of the when-issued and delayed delivery purchase commitments. At May 31, 1999, Kentucky had outstanding delayed delivery and when-issued purchase commitments of $16,332,674. There were no such outstanding purchase commitments in either of the other funds.

Investment Income

Interest income is determined on the basis of interest accrued, adjusted for amortization of premiums and accretion of discounts on long-term debt securities when required for federal income tax purposes.

Dividends and Distributions to Shareholders

Tax-exempt net investment income is declared monthly as a dividend and payment is made or reinvestment is credited to shareholder accounts on the first business day after month-end. Net realized capital gains and/or market discount from investment transactions, if any, are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to shareholders of tax-exempt net investment income, net realized capital gains and/or market discount are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. Accordingly, temporary over-distributions as a result of these differences may occur and will be classified as either distributions in excess of net investment income, distributions in excess of net realized gains and/or distributions in excess of net ordinary taxable income from investment transactions, where applicable.

Income Taxes

Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax-exempt net investment income, in addition to any significant amounts of net realized capital gains and/or market discount from investment transactions. The Funds currently consider significant net realized capital gains and/or market discount as amounts in excess of $.001 per share. Furthermore, the Funds intend to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal and designated state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Funds. All monthly tax-exempt income dividends paid during the fiscal year ended May 31, 1999, have been designated Exempt Interest Dividends. Net realized capital gain and market discount distributions are subject to federal taxation.

Flexible Sales Charge Program

Each Fund offers Class A, B, C and R Shares. Class A Shares are sold with a sales charge and incur an annual 12b-1 service fee. Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge ("CDSC") if redeemed within 18 months of purchase. Class B Shares are sold without a sales charge but incur annual 12b-1 distribution and service fees. An investor purchasing Class B Shares agrees to pay a CDSC of up to 5% depending upon the length of time the shares are held by the investor (CDSC is reduced to 0% at the end of six years). Class B Shares convert to Class A Shares eight years after purchase. Class C Shares are sold without a sales charge but incur annual 12b-1 distribution and service fees. An investor purchasing Class C Shares agrees to pay a CDSC of 1% if Class C Shares are redeemed within one year of purchase. Class R Shares are not subject to any sales charge or 12b-1 distribution or service fees. Class R Shares are available only under limited circumstances, or by specified classes of investors.

Derivative Financial Instruments

The Funds may invest in certain derivative financial instruments including futures, forward, swap and option contracts, and other financial instruments with similar characteristics. Although the Funds are authorized to invest in such financial instruments, and may do so in the future, they did not make any such investments during the fiscal year ended May 31, 1999.

Expense Allocation

Expenses of the Funds that are not directly attributable to a specific class of shares are prorated among the classes based on the relative net assets of each class. Expenses directly attributable to a class of shares, which presently only includes 12b-1 distribution and service fees, are recorded to the specific class.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

Custodian Fee Credit

Each Fund has an arrangement with the custodian bank whereby the custodian fees and expenses are reduced by credits earned on each Fund's cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments.

2. Fund Shares

Transactions in Fund shares were as follows:

                                                                                              Kentucky
                                                                       ------------------------------------------------------
                                                                           Year Ended 5/31/99          Year Ended 5/31/98
                                                                       --------------------------  --------------------------
                                                                           Shares         Amount       Shares         Amount
-----------------------------------------------------------------------------------------------------------------------------
Shares issued in the reorganization of Kentucky Limited:
   Class A                                                                596,400   $  6,760,656           --   $         --
   Class C                                                                251,869      2,854,283           --             --
   Class R                                                                  1,657         18,730           --             --
Shares sold:
   Class A                                                              3,649,401     41,613,655    3,217,301     36,434,351
   Class B                                                                535,579      6,099,201      323,485      3,657,888
   Class C                                                                901,574     10,264,891      639,620      7,226,085
   Class R                                                                 12,814        145,935       16,255        183,541
Shares issued to shareholders due to reinvestment of distributions:
   Class A                                                              1,036,557     11,833,474    1,281,834     14,485,026
   Class B                                                                 12,216        139,432        4,212         47,833
   Class C                                                                 68,926        785,998       94,246      1,063,652
   Class R                                                                  1,065         12,141        1,937         21,806
-----------------------------------------------------------------------------------------------------------------------------
                                                                        7,068,058     80,528,396    5,578,890     63,120,182
-----------------------------------------------------------------------------------------------------------------------------
Shares redeemed:
   Class A                                                             (3,271,484)   (37,270,021)  (3,866,440)   (43,715,326)
   Class B                                                                (38,705)      (440,621)      (1,809)       (20,440)
   Class C                                                               (414,950)    (4,727,847)    (434,290)    (4,909,457)
   Class R                                                                     (9)          (106)          --             --
-----------------------------------------------------------------------------------------------------------------------------
                                                                       (3,725,148)   (42,438,595)  (4,302,539)   (48,645,223)
-----------------------------------------------------------------------------------------------------------------------------
Net increase                                                            3,342,910   $ 38,089,801    1,276,351   $ 14,474,959
=============================================================================================================================

                                                                                              Michigan
                                                                       ------------------------------------------------------
                                                                           Year Ended 5/31/99          Year Ended 5/31/98
                                                                       --------------------------  --------------------------
                                                                           Shares         Amount       Shares         Amount
-----------------------------------------------------------------------------------------------------------------------------
Shares sold:
   Class A                                                              2,626,252   $ 31,703,772    1,390,245   $ 16,660,336
   Class B                                                                355,032      4,296,838      287,386      3,449,240
   Class C                                                                837,002     10,095,573      589,706      7,052,332
   Class R                                                                125,559      1,502,912      123,751      1,479,960
Shares issued to shareholders due to reinvestment of distributions:
   Class A                                                                352,015      4,259,327      678,487      8,087,898
   Class B                                                                  8,755        106,023        2,834         34,056
   Class C                                                                 56,899        687,366      127,033      1,512,300
   Class R                                                                 85,549      1,035,235       84,732      1,013,425
-----------------------------------------------------------------------------------------------------------------------------
                                                                        4,447,063     53,687,046    3,284,174     39,289,547
-----------------------------------------------------------------------------------------------------------------------------
Shares redeemed:
   Class A                                                             (2,812,412)   (33,923,328)  (2,418,756)   (28,925,631)
   Class B                                                                (28,668)      (347,390)      (5,100)       (61,520
   Class C                                                               (541,578)    (6,514,267)    (498,829)    (5,971,586)
   Class R                                                               (215,849)    (2,604,950)    (224,782)    (2,683,666
-----------------------------------------------------------------------------------------------------------------------------
                                                                       (3,598,507)   (43,389,935)  (3,147,467)   (37,642,403)
-----------------------------------------------------------------------------------------------------------------------------
Net increase                                                              848,556   $ 10,297,111      136,707   $  1,647,144
=============================================================================================================================

                                                                                                Ohio
                                                                       ------------------------------------------------------
                                                                           Year Ended 5/31/99          Year Ended 5/31/98
                                                                       --------------------------  --------------------------
                                                                           Shares         Amount       Shares         Amount
-----------------------------------------------------------------------------------------------------------------------------
Shares sold:
   Class A                                                              4,107,940   $ 48,297,312    3,219,388   $ 37,568,749
   Class B                                                                666,096      7,825,915      516,543      6,021,505
   Class C                                                                978,318     11,491,425      995,368     11,636,371
   Class R                                                                741,899      8,711,747      730,018      8,529,240
Shares issued to shareholders due to reinvestment of distributions:
   Class A                                                                854,764     10,063,343    1,424,465     16,558,328
   Class B                                                                 18,133        213,273        9,946        116,135
   Class C                                                                 68,099        800,943      139,502      1,619,985
   Class R                                                                540,083      6,359,066      569,608      6,632,541
-----------------------------------------------------------------------------------------------------------------------------
                                                                        7,975,332     93,763,024    7,604,838     88,682,854
-----------------------------------------------------------------------------------------------------------------------------
Shares redeemed:
   Class A                                                             (4,536,687)   (53,343,458)  (4,938,984)   (57,591,525)
   Class B                                                                (63,145)      (740,574)     (38,316)      (446,171)
   Class C                                                               (653,874)    (7,678,737)    (692,246)    (8,051,008)
   Class R                                                             (1,146,476)   (13,450,319)  (1,520,403)   (17,713,234)
-----------------------------------------------------------------------------------------------------------------------------
                                                                       (6,400,182)   (75,213,088)  (7,189,949)   (83,801,938)
-----------------------------------------------------------------------------------------------------------------------------
Net increase                                                            1,575,150   $ 18,549,936      414,889   $  4,880,916
=============================================================================================================================

3. Distributions to Shareholders
The Funds declared dividend distributions from their tax-exempt net investment income which were paid on July 1, 1999, to shareholders of record on June 9, 1999, as follows:


                                                                          Kentucky               Michigan               Ohio
-----------------------------------------------------------------------------------------------------------------------------
Dividend per share:
   Class A                                                                  $.0455                 $.0490             $.0480
   Class B                                                                   .0385                  .0415              .0410
   Class C                                                                   .0405                  .0435              .0430
   Class R                                                                   .0475                  .0510              .0500
=============================================================================================================================

4. Securities Transactions
Purchases and sales (including maturities) of investments in long-term municipal securities and short-term municipal securities for the fiscal year ended May 31, 1999, were as follows:

                                                                                   Kentucky        Michigan            Ohio
---------------------------------------------------------------------------------------------------------------------------
Purchases:
  Long-term municipal securities in the reorganization of Kentucky Limited      $ 7,668,659              --              --
  Long-term municipal securities                                                 91,279,981     $65,480,003     $83,759,088
  Short-term municipal securities                                                36,950,000      17,300,000      39,000,000
Sales:
  Long-term municipal securities                                                 47,876,582      62,082,584      78,785,847
  Short-term municipal securities                                                38,950,000      17,300,000      39,000,000
===========================================================================================================================

At May 31, 1999, the identified cost of investments owned for federal income tax purposes was the same as the cost for financial reporting purposes for each Fund.

5. Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and gross unrealized depreciation of investments at May 31, 1999, were as follows:

                                                                                   Kentucky        Michigan            Ohio
---------------------------------------------------------------------------------------------------------------------------
Gross unrealized:
  appreciation                                                                  $32,057,961     $24,045,107     $45,980,905
  depreciation                                                                   (1,178,892)     (1,251,646)       (748,282)
---------------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation                                                     $30,879,069     $22,793,461     $45,232,623
===========================================================================================================================

6. Management Fee and Other Transactions with Affiliates
Under the Trust's investment management agreement with Nuveen Advisory Corp. (the "Adviser"), a wholly owned subsidiary of The John Nuveen Company, each Fund pays an annual management fee, payable monthly, at the rates set forth below which are based upon the average daily net assets of each Fund as follows:

Average Daily Net Assets                                                                                     Management Fee
---------------------------------------------------------------------------------------------------------------------------
For the first $125 million                                                                                      .5500 of 1%
For the next $125 million                                                                                       .5375 of 1
For the next $250 million                                                                                       .5250 of 1
For the next $500 million                                                                                       .5125 of 1
For the next $1 billion                                                                                         .5000 of 1
For net assets over $2 billion                                                                                  .4750 of 1
===========================================================================================================================

The management fee compensates the Adviser for overall investment advisory and administrative services, and general office facilities. The Trust pays no compensation directly to those of its Trustees who are affiliated with the Adviser or to its officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates.

The Adviser may voluntarily reimburse expenses from time to time, which may be terminated at any time at its discretion.

During the fiscal year ended May 31, 1999, John Nuveen & Co. Incorporated (the "Distributor"), a wholly owned subsidiary of The John Nuveen Company, collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to authorized dealers as follows:

                                                                                   Kentucky        Michigan            Ohio
---------------------------------------------------------------------------------------------------------------------------
Sales charges collected                                                          $1,082,479        $579,165      $1,028,321
Paid to authorized dealers                                                          945,660         532,961         951,725
===========================================================================================================================

The Distributor also received 12b-1 service fees on Class A Shares, substantially all of which were paid to compensate authorized dealers for providing services to shareholders relating to their investments.

During the fiscal year ended May 31, 1999, the Distributor compensated authorized dealers directly with commission advances at the time of purchase as follows:

                                                                                     Kentucky       Michigan           Ohio
---------------------------------------------------------------------------------------------------------------------------
Commission advances                                                                 $ 423,501      $ 335,941      $ 524,451
===========================================================================================================================

To compensate for commissions advanced to authorized dealers, all 12b-1 service fees collected on Class B Shares during the first year following a purchase, all 12b-1 distribution fees on Class B Shares, and all 12b-1 service and distribution fees on Class C Shares during the first year following a purchase are retained by the Distributor. During the fiscal year ended May 31, 1999, the Distributor retained such 12b-1 fees as follows:

                                                                                     Kentucky       Michigan           Ohio
---------------------------------------------------------------------------------------------------------------------------
12b-1 fees retained                                                                 $ 139,540      $ 157,320      $ 214,544
===========================================================================================================================

The remaining 12b-1 fees charged to the Funds were paid to compensate authorized dealers for providing services to shareholders relating to their investments.

The Distributor also collected and retained CDSC on share redemptions during the fiscal year ended May 31, 1999, as follows:

                                                                                     Kentucky       Michigan           Ohio
---------------------------------------------------------------------------------------------------------------------------
CDSC retained                                                                        $ 14,573      $  13,756       $ 47,829
===========================================================================================================================

7. Composition of Net Assets
At May 31, 1999, the Funds had an unlimited number of $.01 par value shares authorized. Net assets consisted of:

                                                                                     Kentucky       Michigan           Ohio
---------------------------------------------------------------------------------------------------------------------------
Capital paid-in                                                                  $484,099,880   $319,392,956   $651,723,017
Balance of undistributed net investment income                                          3,931         23,937         34,534
Accumulated net realized gain from investment transactions                            151,589      1,174,464        958,873
Net unrealized appreciation of investments                                         30,879,069     22,793,461     45,232,623
---------------------------------------------------------------------------------------------------------------------------
Net assets                                                                       $515,134,469   $343,384,818   $697,949,047
===========================================================================================================================

                             Financial Highlights

               Financial Highlights

               Selected data for a share outstanding throughout each period is as follows:

Class (Inception Date)
                                             Investment Operations           Less Distributions
                                         -----------------------------   --------------------------

KENTUCKY**                                                  Net
                                                      Realized/
                                                     Unrealized
                          Beginning            Net      Invest-              Net                      Ending
                                Net        Invest-         ment          Invest-                         Net
Year Ended                    Asset           ment         Gain             ment   Capital             Asset      Total
May 31,                       Value      Income(a)       (Loss)  Total    Income     Gains    Total    Value  Return(b)
-----------------------------------------------------------------------------------------------------------------------
Class A (5/87)
  1999                       $11.39           $.56       $(.15)  $ .41    $(.56)    $(.02)   $(.58)   $11.22      3.66%
  1998                        11.05            .59         .38     .97     (.58)     (.05)    (.63)    11.39      9.00
  1997                        10.82            .60         .24     .84     (.60)     (.01)    (.61)    11.05      7.87
  1996                        10.99            .61        (.17)    .44     (.61)       --     (.61)    10.82      4.04
  1995                        10.65            .61         .35     .96     (.62)       --     (.62)    10.99      9.42
Class B (2/97)
  1999                        11.39            .48        (.15)    .33     (.48)     (.02)    (.50)    11.22      2.90
  1998                        11.06            .50         .38     .88     (.50)     (.05)    (.55)    11.39      8.10
  1997 (c)                    11.07            .17        (.01)    .16     (.17)       --     (.17)    11.06      1.47
Class C (10/93)
  1999                        11.38            .50        (.15)    .35     (.50)     (.02)    (.52)    11.21      3.12
  1998                        11.04            .52         .39     .91     (.52)     (.05)    (.57)    11.38      8.43
  1997                        10.81            .54         .24     .78     (.54)     (.01)    (.55)    11.04      7.29
  1996                        10.99            .54        (.17)    .37     (.55)       --     (.55)    10.81      3.38
  1995                        10.65            .55         .35     .90     (.56)       --     (.56)    10.99      8.82
Class R (2/97)
  1999                        11.37            .58        (.15)    .43     (.58)     (.02)    (.60)    11.20      3.89
  1998                        11.03            .61         .39    1.00     (.61)     (.05)    (.66)    11.37      9.25
  1997 (c)                    11.08            .20        (.04)    .16     (.21)       --     (.21)    11.03      1.42
=======================================================================================================================


                                                    Ratios/Supplemental Data
                       ------------------------------------------------------------------------------------
                                                            Ratio                        Ratio
                                                           of Net                       of Net
                                         Ratio of      Investment       Ratio of    Investment
                                         Expenses          Income       Expenses     Income to
                                       to Average      to Average     to Average       Average
                         Ending        Net Assets      Net Assets     Net Assets    Net Assets
                            Net    Before Credit/  Before Credit/  After Credit/ After Credit/   Portfolio
                         Assets        Reimburse-      Reimburse-     Reimburse-    Reimburse-    Turnover
                          (000)              ment            ment        ment(a)       ment(a)        Rate
-----------------------------------------------------------------------------------------------------------
Class A (5/87)
  1999                 $467,127               .84%           4.88%           .82%         4.90%         10%
  1998                  451,338               .84            5.12            .77          5.19          12
  1997                  430,803               .99            5.20            .75          5.44          13
  1996                  410,808              1.02            5.19            .71          5.50          17
  1995                  394,457              1.04            5.49            .68          5.85          28
Class B (2/97)
  1999                    9,923              1.60            4.12           1.56          4.16          10
  1998                    4,273              1.59            4.33           1.54          4.38          12
  1997 (c)                  544              1.59*           4.56*          1.39*         4.76*         13
Class C (10/93)
  1999                   37,246              1.40            4.33           1.37          4.36          10
  1998                   28,630              1.39            4.57           1.33          4.63          12
  1997                   24,468              1.54            4.64           1.29          4.89          13
  1996                   20,647              1.57            4.63           1.27          4.93          17
  1995                   15,831              1.58            4.92           1.23          5.27          28
Class R (2/97)
  1999                      839               .64            5.09            .62          5.11          10
  1998                      675               .64            5.31            .58          5.37          12
  1997 (c)                  455               .64*           5.62*           .49*         5.77*         13
===========================================================================================================

*   Annualized.
** Information included prior to the fiscal year ended May 31, 1997, reflects the financial highlights of Flagship Kentucky.
(a) After custodian fee credit and expense reimbursement, where applicable (notes 1 and 6).
(b) Total returns are calculated on net asset value without any sales charge and are not annualized.
(c) From commencement of class operations as noted.

               Selected data for a share outstanding throughout each period is as follows:

Class (Inception Date)

                                           Investment Operations                Less Distributions
                                    -----------------------------------     --------------------------

MICHIGAN**                                               Net
                                                   Realized/
                                                  Unrealized
                    Beginning             Net        Invest-                    Net                       Ending
                          Net         Invest-           ment                Invest-                          Net
Year Ended              Asset            ment           Gain                   ment   Capital              Asset          Total
May 31,                 Value       Income(a)         (Loss)      Total      Income     Gains    Total     Value     Return (b)
--------------------------------------------------------------------------------------------------------------------------------
CLASS A (6/85)
     1999              $12.07            $.60          $(.18)     $ .42       $(.60)    $(.06)   $(.66)   $11.83           3.45%
     1998               11.68             .61            .42       1.03        (.61)     (.03)    (.64)    12.07           8.95
     1997               11.37             .62            .31        .93        (.61)     (.01)    (.62)    11.68           8.42
     1996               11.59             .63           (.22)       .41        (.63)       --     (.63)    11.37           3.61
     1995               11.31             .65            .28        .93        (.65)       --     (.65)    11.59           8.57

CLASS B (2/97)
     1999               12.09             .51           (.18)       .33        (.51)     (.06)    (.57)    11.85           2.69
     1998               11.70             .52            .42        .94        (.52)     (.03)    (.55)    12.09           8.12
     1997 (c)           11.66             .17            .04        .21        (.17)       --     (.17)    11.70           1.86

CLASS C (6/93)
     1999               12.06             .53           (.18)       .35        (.53)     (.06)    (.59)    11.82           2.90
     1998               11.66             .54            .43        .97        (.54)     (.03)    (.57)    12.06           8.45
     1997               11.35             .55            .32        .87        (.55)     (.01)    (.56)    11.66           7.84
     1996               11.58             .56           (.22)       .34        (.57)       --     (.57)    11.35           2.96
     1995               11.30             .58            .28        .86        (.58)       --     (.58)    11.58           7.98

CLASS R (2/97)
     1999               12.07             .62           (.18)       .44        (.62)     (.06)    (.68)    11.83           3.66
     1998               11.68             .63            .42       1.05        (.63)     (.03)    (.66)    12.07           9.16
     1997 (c)           11.66             .21            .02        .23        (.21)       --     (.21)    11.68           2.01

===============================================================================================================================


Class (Inception Date)

                                                             Ratios/Supplemental Data
                               ------------------------------------------------------------------------------------------------
                                                                        Ratio                                Ratio
                                                                       of Net                               of Net
MICHIGAN**                                       Ratio of          Investment            Ratio of       Investment
                                                 Expenses              Income            Expenses        Income to
                                               to Average          to Average          to Average          Average
                               Ending          Net Assets          Net Assets          Net Assets       Net Assets
                                  Net      Before Credit/      Before Credit/       After Credit/    After Credit/    Portfolio
Year Ended                     Assets          Reimburse-          Reimburse-          Reimburse-       Reimburse-     Turnover
May 31,                         (000)                ment                ment             ment(a)          ment(a)         Rate
--------------------------------------------------------------------------------------------------------------------------------
CLASS A (6/85)
     1999                    $260,396                 .84%               4.94%                .84%            4.94%          18%
     1998                     263,632                 .84                5.11                 .84             5.11           13
     1997                     259,055                 .97                5.21                 .85             5.33           34
     1996                     248,422                1.01                5.23                 .82             5.42           54
     1995                     250,380                1.03                5.59                 .80             5.82           37

CLASS B (2/97)
     1999                       7,733                1.60                4.20                1.60             4.20           18
     1998                       3,839                1.59                4.32                1.59             4.32           13
     1997 (c)                     380                1.59*               4.52*               1.59*            4.52*          34

CLASS C (6/93)
     1999                      48,946                1.39                4.39                1.39             4.39           18
     1998                      45,690                1.39                4.56                1.39             4.56           13
     1997                      41,649                1.52                4.65                1.40             4.77           34
     1996                      41,365                1.56                4.67                1.37             4.86           54
     1995                      37,122                1.58                5.02                1.35             5.25           37

CLASS R (2/97)
     1999                      26,310                 .64                5.14                 .64             5.14           18
     1998                      26,904                 .64                5.31                 .64             5.31           13
     1997 (c)                  26,211                 .65*               5.57*                .65*            5.57*          34

====================================================================================================================================

*    Annualized.
** Information included prior to the fiscal year ended May 31, 1997, reflects the financial highlights of Flagship Michigan.
(a) After custodian fee credit and expense reimbursement, where applicable (notes 1 and 6).
(b) Total returns are calculated on net asset value without any sales charge and are not annualized.
(c)  From commencement of class operations as noted.

               Selected data for a share outstanding throughout each period is as follows:

  Class (Inception Date)

                                           Investment Operations                Less Distributions
                                    -----------------------------------     --------------------------

OHIO**                                                   Net
                                                   Realized/
                                                  Unrealized
                    Beginning             Net        Invest-                    Net                       Ending
                          Net         Invest-           ment                Invest-                          Net
Year Ended              Asset            ment           Gain                   ment   Capital              Asset          Total
May 31,                 Value       Income(a)         (Loss)      Total      Income     Gains    Total     Value     Return (b)
===================================================================================================================================
CLASS A (6/85)
     1999              $11.74            $.58          $(.13)     $ .45       $(.58)    $(.04)   $(.62)   $11.57           3.92%
     1998               11.41             .60            .38        .98        (.60)     (.05)    (.65)    11.74           8.76
     1997               11.21             .61            .20        .81        (.61)       --     (.61)    11.41           7.38
     1996               11.43             .62           (.21)       .41        (.63)       --     (.63)    11.21           3.59
     1995               11.21             .64            .22        .86        (.64)       --     (.64)    11.43           7.99

CLASS B (2/97)
     1999               11.73             .49           (.12)       .37        (.50)     (.04)    (.54)    11.56           3.18
     1998               11.41             .51            .38        .89        (.52)     (.05)    (.57)    11.73           7.89
     1997 (c)           11.42             .17           (.01)       .16        (.17)       --     (.17)    11.41           1.45

CLASS C (8/93)
     1999               11.73             .52           (.13)       .39        (.52)     (.04)    (.56)    11.56           3.39
     1998               11.41             .54            .37        .91        (.54)     (.05)    (.59)    11.73           8.12
     1997               11.21             .55            .20        .75        (.55)       --     (.55)    11.41           6.80
     1996               11.43             .55           (.21)       .34        (.56)       --     (.56)    11.21           3.03
     1995               11.20             .57            .23        .80        (.57)       --     (.57)    11.43           7.50

CLASS R (2/97)
     1999               11.73             .60           (.12)       .48        (.60)     (.04)    (.64)    11.57           4.22
     1998               11.41             .62            .37        .99        (.62)     (.05)    (.67)    11.73           8.89
     1997 (c)           11.42             .21           (.01)       .20        (.21)       --     (.21)    11.41           1.77

====================================================================================================================================


Class (Inception Date)

                                                             Ratios/Supplemental Data
                               ------------------------------------------------------------------------------------------------
                                                                        Ratio                                Ratio
                                                                       of Net                               of Net
OHIO**                                           Ratio of          Investment            Ratio of       Investment
                                                 Expenses              Income            Expenses        Income to
                                               to Average          to Average          to Average          Average
                               Ending          Net Assets          Net Assets          Net Assets       Net Assets
                                  Net      Before Credit/      Before Credit/       After Credit/    After Credit/    Portfolio
Year Ended                     Assets          Reimburse-          Reimburse-          Reimburse-       Reimburse-     Turnover
May 31,                         (000)                ment                ment             ment(a)          ment(a)         Rate
====================================================================================================================================
CLASS A (6/85)
     1999                    $471,075                 .85%               4.94%                .85%            4.94%          11%
     1998                     472,821                 .85                5.15                 .85             5.15           15
     1997                     463,253                 .96                5.32                 .89             5.39           17
     1996                     443,077                1.02                5.31                 .92             5.41           31
     1995                     445,566                1.03                5.70                 .95             5.78           31

CLASS B (2/97)
     1999                      14,494                1.61                4.20                1.61             4.20           11
     1998                       7,422                1.61                4.39                1.61             4.39           15
     1997 (c)                   1,649                1.60*               4.63*               1.60*            4.63*          17

CLASS C (8/93)
     1999                      50,889                1.40                4.39                1.40             4.39           11
     1998                      47,036                1.40                4.60                1.40             4.60           15
     1997                      40,713                1.51                4.77                1.44             4.84           17
     1996                      34,939                1.56                4.75                1.47             4.84           31
     1995                      28,461                1.58                5.13                1.50             5.21           31

CLASS R (2/97)
     1999                     161,491                 .65                5.14                 .65             5.14           11
     1998                     162,220                 .65                5.35                 .65             5.35           15
     1997 (c)                 160,312                 .65*               5.65*                .65*            5.65*          17

====================================================================================================================================

*    Annualized.
** Information included prior to the fiscal year ended May 31, 1997, reflects the financial highlights of Flagship Ohio.
(a) After custodian fee credit and expense reimbursement, where applicable (notes 1 and 6).
(b) Total returns are calculated on net asset value without any sales charge and are not annualized.
(c)  From commencement of class operations as noted.

Report of Independent Public Accountants


To the Board of Trustees and Shareholders of Nuveen Flagship Multistate Trust IV:

We have audited the accompanying statements of net assets, including the portfolios of investments, of Nuveen Flagship Kentucky Municipal Bond Fund, Nuveen Flagship Michigan Municipal Bond Fund and Nuveen Flagship Ohio Municipal Bond Fund (collectively, the "Funds") (three of the portfolios constituting the Nuveen Flagship Multistate Trust IV (a Massachusetts business trust)), as of May 31, 1999, and the related statements of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of the two years then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 1999, by correspondence with the custodian and brokers. As to securities purchased but not received, we requested confirmation from brokers and, when replies were not received, we carried out alternative auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the net assets of the Nuveen Flagship Kentucky Municipal Bond Fund, Nuveen Flagship Michigan Municipal Bond Fund and Nuveen Flagship Ohio Municipal Bond Fund of the Nuveen Flagship Multistate Trust IV as of May 31, 1999, and the results of their operations for the year then ended, and the changes in their net assets and the financial highlights for each of the two years then ended, in conformity with generally accepted accounting principles.

ARTHUR ANDERSEN LLP

Chicago, Illinois
July 20, 1999

Building a Better Portfolio
Can Make You a Successful Investor



Nuveen Family
of Mutual Funds
Nuveen offers a variety of funds designed to help you reach your financial goals.

Growth

Nuveen Rittenhouse Growth Fund

Growth and
Income

European Value Fund

Growth and
Income Stock Fund

Balanced Stock
and Bond Fund

Balanced Municipal
and Stock Fund

Dividend and
Growth Fund

Income

Income Fund

Tax-Free Income

National Funds
Long-Term
Insured
Intermediate-Term
Limited-Term

State Funds
Arizona
California
Colorado
Connecticut
Florida
Georgia
Kansas
Kentucky
Louisiana
Maryland
Massachusetts
Michigan
Missouri
New Jersey
New Mexico
New York
North Carolina
Ohio
Pennsylvania
Tennessee
Virginia
Wisconsin

Successful investors know that a well-diversified portfolio - one that balances different types of investments, levels of risk and tax management - can be the foundation for building and sustaining wealth. That's why Nuveen offers you and your financial adviser a wide range of quality investments that can help you build a better portfolio in the pursuit of your financial goals.

Mutual Funds

Nuveen offers a family of equity, balanced and municipal bond funds featuring Premier Advisers/SM/ including Institutional Capital Corporation, Rittenhouse Financial Services, and Nuveen Advisory Corp. Each brings a specialized expertise in a particular investment style or asset class, time-tested investment strategies and a focus on consistent, long-term performance. With Nuveen's Premier Adviser funds, you have all the advantages of a family of funds plus the benefits of specialized investment expertise.

Private Asset Management

Rittenhouse Financial Services and Nuveen Asset Management offer comprehensive, customized investment management solutions to investors with assets of $250,000 or more to invest. A range of actively managed growth, balanced and municipal income-oriented portfolios are available, all based upon a disciplined investment philosophy.

Defined Portfolios

Nuveen Defined Portfolios are fixed portfolios of quality securities that are a convenient, attractive alternative to purchasing individual securities. They provide low-cost diversification to reduce risk, while also offering experienced, professional security selection and surveillance. In addition, Nuveen Defined Portfolios provide daily liquidity at that day's net asset value for quick access to your assets.

Exchange-Traded Funds

Nuveen Exchange-Traded Funds offer investors actively managed portfolios of quality municipal bonds. The fund shares are listed and traded on the New York and American stock exchanges. Exchange-traded funds provide the investment convenience, price visibility and liquidity of common stocks.

MuniPreferred(R)

Nuveen MuniPreferred offers investors a AAA rated investment with an attractive tax-free yield for the cash reserves portion of an investment portfolio. MuniPreferred shares are backed 2-to-1 by the long-term portfolios of Nuveen dual-class exchange-traded funds and are available for national as well as a wide variety of state-specific portfolios.

Fund Information



Board of Trustees

Robert P. Bremner
Lawrence H. Brown
Anne E. Impellizzeri
Peter R. Sawers
William J. Schneider
Timothy R. Schwertfeger
Judith M. Stockdale

Fund Manager

Nuveen Advisory Corp.
333 West Wacker Drive
Chicago, IL 60606



Transfer Agent and
Shareholder Services

Chase Global Fund Services Company
P.O. Box 5186
New York, NY 10274

(800) 257-8787

Legal Counsel

Morgan, Lewis &
Bockius LLP
Washington, D.C.

Independent Public Accountants

Arthur Andersen LLP
Chicago, IL

  SERVING
Investors for Generations

Since our founding in 1898, John Nuveen & Co. has been synonymous with investments that withstand the test of time. Today we offer a broad range of quality investments designed for individuals seeking to build and sustain wealth. In fact, more than 1.3 million investors have trusted Nuveen to help them pursue their financial goals.

     The cornerstone of Nuveen's investment philosophy is a commitment to disciplined long-term investment strategies whose aim is to provide consistent, competitive performance over time -- with moderated risk. We emphasize quality securities carefully chosen through in-depth research, and we follow those securities closely over time to ensure that they continue to meet our exacting standards.

     Whether your focus is long-term growth, dependable income or sustaining accumulated wealth, Nuveen offers a wide variety of investments and services to help meet your unique circumstances and financial planning needs. Our growth, growth and income, income, and tax-free funds, along with our defined portfolios and private asset management, can help you build a better, well-diversified portfolio.

     Talk with your financial adviser to learn more about how Nuveen investment products and services can help you. Or call us at (800) 257-8787 for more information, including a prospectus where applicable. Please read that information carefully before investing.

[Photo of John Nuveen Sr. Appears Here]
John Nuveen, Sr.

NUVEEN

John Nuveen & Co. Incorporated
333 West Wacker Drive
Chicago, IL 60606-1286

www.nuveen.com


VAN-5-5-99

                           PART C--OTHER INFORMATION

Item 22: Financial Statements.

Financial statements:

  Included in the Prospectus:

    Financial Highlights

  Included in the Statement of Additional Information through incorporation by reference to each Fund's most recent Annual and Semi-Annual Reports:

    Portfolio of Investments

    Statement of Net Assets

    Statement of Operations

    Statement of Changes in Net Assets

    Report of Independent Public Accountants

Item 23: Exhibits.

(b) Exhibits:

 a.1       Declaration of Trust of Registrant. Filed as Exhibit 1(a) to
           Registrant's Registration Statement on Form N-1A (File No.
           333-16615) and incorporated herein by reference thereto.
 a.2 Amended and Restated Establishment and Designation of Series of Shares of Beneficial Interest dated October 11, 1996. Filed as Exhibit 1(b) to Registrant's Registration Statement on Form
           N-1A (File No. 333-16615) and incorporated herein by reference thereto.
 a.3 Certificate for the Establishment and Designation of Classes dated July 10, 1996. Filed as Exhibit 1(c) to Registrant's
           Registration Statement on Form N-1A (File No. 333-16615) and incorporated herein by reference thereto.
 a.4 Incumbency Certificate. Filed as Exhibit 1(d) to Post-Effec-tive Amendment No. 1 to Registrant's Registration Statement on
           Form N-1A (File No. 333-16615) and incorporated herein by ref-erence thereto.
 b. By-Laws of Registrant. Filed as Exhibit 2 to Registrant's Reg-istration Statement on Form N-1A (File No. 333-16615) and in-corporated herein by reference thereto.
 b.1       Amendment to By-Laws.
 c.        Specimen certificates of Shares of each Fund. Filed as Exhibit
           4 to Registrant's Registration Statement on Form N-1A (File
           No. 333-16615) and incorporated herein by reference thereto.
 d.1       Investment Management Agreement between Registrant and Nuveen
           Advisory Corp. Filed as Exhibit 5 to Post-Effective Amendment
           No. 1 to Registrant's Registration Statement on Form N-1A
           (File No. 333-16615) and incorporated herein by reference thereto.
 d.2       Renewal of Investment Management Agreement dated May 2, 1999.
 e.1       Distribution Agreement between Registrant and John Nuveen &
           Co. Incorporated. Filed as Exhibit 6 to Post-Effective Amend-ment No. 1 to Registrant's Registration Statement on Form N-1A
           (File No. 333-16615) and incorporated herein by reference thereto.
 e.2       Renewal of Distribution Agreement dated July 30, 1999.
 f.        Not applicable.
 g.        Custodian Agreement between Registrant and Chase Manhattan
           Bank. Filed as Exhibit 8 to Post-Effective Amendment No. 1 to
           Registrant's Registration Statement on Form N-1A (File No.
           333-16615) and incorporated herein by reference thereto.
 h.        Transfer Agency Agreement between Registrant and Chase Global
           Funds Services Company. Filed as Exhibit h to Post-Effective
           Amendment No. 3 to Registrant's Registration Statement on Form
           N-1A (File No. 333-16615) and incorporated by reference there-to.
 i.        Opinion of Morgan, Lewis, and Bockius LLP.
 j. Consent of Arthur Andersen LLP, Independent Public Accoun-tants.
 k.        Not applicable.
 l.        Not applicable.

     m.    Amended Plan of Distribution and Service Pursuant to Rule 12b-
           1 for the Class A Shares, Class B Shares and Class C Shares of each Fund.
     o. Multi-Class Plan Adopted Pursuant to Rule 18f-3. Filed as Ex-hibit 18 to Registrant's Registration Statement on Form N-1A
           (File No. 333-16615) and incorporated herein by reference thereto.
 99(a). Original Powers of Attorney for each Director authorizing, among others, Gifford R. Zimmerman and Larry W. Martin to exe-cute the Registration Statement on his or her behalf. Filed as
           Exhibit 99(a) to Post-Effective Amendment No. 1 to Regis-trant's Registration Statement on Form N-1A (File No. 333-
           16615) and incorporated herein by reference thereto.
 99(b). Certified copy of Resolution of Board of Trustees authorizing the signing of the names of trustees and officers on the Reg-istrant's Registration Statement pursuant to power of attor-ney.
 99(c).    Code of Ethics and Reporting Requirements. Filed as Exhibit
           99(c) to Post-Effective Amendment No. 1 to Registrant's Regis-tration Statement on Form N-1A (File No. 333-16615) and incor-porated herein by reference thereto.

Item 24: Persons Controlled by or under Common Control with Registrant Not applicable.

Item 25: Indemnification
Section 4 of Article XII of Registrant's Amended and Restated Declaration of Trust provides as follows:

Subject to the exceptions and limitations contained in this Section 4, every person who is, or has been, a Trustee, officer, employee or agent of the Trust, including persons who serve at the request of the Trust as directors, trustees, officers, employees or agents of another organization in which the Trust has an interest as a shareholder, creditor or otherwise (hereinafter referred to as a "Covered Person"), shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been such a Trustee, director, officer, employee or agent and against amounts paid or incurred by him in settlement thereof.

No indemnification shall be provided hereunder to a Covered Person:

  (a) against any liability to the Trust or its Shareholders by reason of a final adjudication by the court or other body before which the proceeding was brought that he engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

  (b) with respect to any matter as to which he shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interests of the Trust; or

  (c) in the event of a settlement or other disposition not involving a final adjudication (as provided in paragraph (a) or (b)) and resulting in a payment by a Covered Person, unless there has been either a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office by the court or other body approving the settlement or other disposition or a reasonable determination, based on a review of readily available facts (as opposed to a full trial-type inquiry), that he did not engage in such conduct:

    (i) by a vote of a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter); or

    (ii) by written opinion of independent legal counsel.

The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be such a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel other than Covered Persons may be entitled by contract or otherwise under law.

Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding subject to a claim for indemnification under this Section 4 shall be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this
Section 4, provided that either:

  (a) such undertaking is secured by a surety bond or some other appropriate security or the Trust shall be insured against losses arising out of any such advances; or

  (b) a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or independent legal counsel in a written opinion shall determine, based upon a review of the readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

As used in this Section 4, a "Disinterested Trustee" is one (x) who is not an Interested Person of the Trust (including, as such Disinterested Trustee, anyone who has been exempted from being an Interested Person by any rule, regulation or order of the Commission), and (y) against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or has been pending.

As used in this Section 4, the words "claim," "action," "suit" or "proceeding" shall apply to all claims, actions, suits, proceedings (civil, criminal, administrative or other, including appeals), actual or threatened; and the word "liability" and "expenses" shall include without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

                                ----------------

The trustees and officers of the Registrant are covered by an Investment Trust Errors and Omission policy in the aggregate amount of $20,000,000 (with a maximum deductible of $500,000) against liability and expenses of claims of wrongful acts arising out of their position with the Registrant, except for matters which involved willful acts, bad faith, gross negligence and willful disregard of duty (i.e., where the insured did not act in good faith for a purpose he or she reasonably believed to be in the best interest of Registrant or where he or she shall have had reasonable cause to believe this conduct was unlawful).

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to the officers, trustees or controlling persons of the Registrant pursuant to the Declaration of Trust of the Registrant or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by an officer or trustee or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such officer, trustee or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26: Business and Other Connections of Investment Adviser

Nuveen Advisory Corp. serves as investment adviser to the following open-end management type investment companies: Nuveen Flagship Multistate Trust I, Nuveen Flagship Multistate Trust II, Nuveen Flagship Multistate Trust III, Nuveen Flagship Multistate Trust IV, Nuveen Flagship Municipal Trust, Nuveen Taxable Funds, Inc., Nuveen Municipal Money Market Fund, Inc., and Nuveen Money Market Trust. It also serves as investment adviser to the following closed-end management type investment companies: Nuveen Municipal Value Fund, Inc., Nuveen California Municipal Value Fund, Inc., Nuveen New York Municipal Value Fund, Inc., Nuveen Municipal Income Fund, Inc., Nuveen Premium Income Municipal Fund, Inc., Nuveen Performance Plus Municipal Fund, Inc., Nuveen California Performance Plus Municipal Fund, Inc., Nuveen New York Performance Plus Municipal Fund, Inc., Nuveen Municipal Advantage Fund, Inc., Nuveen Municipal Market Opportunity Fund, Inc., Nuveen California Municipal Market Opportunity Fund, Inc., Nuveen Investment Quality Municipal Fund, Inc., Nuveen California Investment Quality Municipal Fund, Inc., Nuveen New York Investment Quality Municipal Fund, Inc., Nuveen Insured Quality Municipal Fund, Inc., Nuveen Florida Investment Quality Municipal Fund, Nuveen New Jersey Investment Quality Municipal Fund, Inc., Nuveen Pennsylvania Investment Quality Municipal Fund, Nuveen Select Quality Municipal Fund, Inc., Nuveen California Select Quality Municipal Fund, Inc., Nuveen New York Select Quality Municipal Fund, Inc., Nuveen Quality Income Municipal Fund, Inc., Nuveen Insured Municipal Opportunity Fund, Inc., Nuveen Florida Quality Income Municipal Fund, Nuveen Michigan Quality Income Municipal Fund, Inc., Nuveen Ohio Quality Income Municipal Fund, Inc., Nuveen Texas Quality Income Municipal Fund, Nuveen California Quality Income Municipal Fund, Inc., Nuveen New York Quality Income Municipal Fund, Inc., Nuveen Premier Municipal Income Fund, Inc., Nuveen Premier Insured Municipal Income Fund, Inc. Nuveen Premium Income Municipal Fund 2, Inc., Nuveen Insured California Premium Income Municipal Fund, Inc., Nuveen Insured New York Premium Income Municipal Fund, Inc., Nuveen Select Maturities Municipal Fund, Nuveen Arizona Premium Income Municipal Fund, Inc., Nuveen Insured Florida Premium Income Municipal Fund, Nuveen Michigan Premium Income Municipal Fund, Inc., Nuveen New Jersey Premium Income Municipal Fund, Inc., Nuveen Premium Income Municipal Fund 4, Inc., Nuveen Insured California Premium Income Municipal Fund 2, Inc., Nuveen Pennsylvania Premium Income Municipal Fund 2, Nuveen Maryland Premium Income Municipal Fund, Nuveen Massachusetts Premium Income Municipal Fund, Nuveen Virginia Premium Income Municipal Fund, Nuveen Connecticut Premium Income Municipal Fund, Nuveen Georgia Premium Income Municipal Fund, Nuveen Missouri Premium Income Municipal Fund, Nuveen North Carolina Premium Income Municipal Fund,

Nuveen California Premium Income Municipal Fund, Nuveen Insured Premium Income Municipal Fund 2, Nuveen Dividend Advantage Municipal Fund, Nuveen California Dividend Advantage Municipal Fund and Nuveen New York Dividend Advantage Municipal Fund. Nuveen Advisory Corp. has no other clients or business at the present time. The principal business address for all of these investment companies is 333 West Wacker Drive, Chicago, Illinois 60606.

For a description of other business, profession, vocation or employment of a substantial nature in which any director or officer, other than Timothy R. Schwertfeger and Anthony T. Dean, of the investment adviser has engaged during the last two years for his account or in the capacity of director, officer, employee, partner or trustee, see the descriptions under "Management" in the Statement of Additional Information.

Timothy R. Schwertfeger is Chairman and Director of Nuveen Advisory Corp., the investment adviser. Mr. Schwertfeger has, during the last two years, been Chairman and Director and formerly Executive Vice President and Director of the John Nuveen Company, John Nuveen & Co. Incorporated, and Nuveen Institutional Advisory Corp; Chairman and Director (since January 1997) of Nuveen Asset Management, Inc. Director (since 1996) of Institutional Capital Corporation; Chairman and Director of Rittenhouse Financial Services, Inc.

Item 27: Principal Underwriters

(a) John Nuveen & Co., Incorporated ("Nuveen") acts as principal underwriter to the following open-end management type investment companies:Nuveen Flagship Multistate Trust I, Nuveen Flagship Multistate Trust II, Nuveen Flagship Multistate Trust III, Nuveen Flagship Multistate Trust IV, Nuveen Flagship Municipal Trust, Nuveen Municipal Money Market Fund, Inc., Nuveen Taxable Funds Inc., Nuveen Money Market Trust and Nuveen Investment Trust, Nuveen Investment Trust II, and Nuveen Investment Trust III. Nuveen also acts as depositor and principal underwriter of the Nuveen Tax-Exempt Unit Trust and Nuveen Unit Trusts, registered unit investment trusts. Nuveen has also served or is serving as co-managing underwriter to the following closed-end management type investment companies: Nuveen Municipal Value Fund, Inc., Nuveen California Municipal Value Fund, Inc., Nuveen New York Municipal Value Fund, Inc., Nuveen Municipal Income Fund, Inc., Nuveen Premium Income Municipal Fund, Inc., Nuveen Performance Plus Municipal Fund, Inc., Nuveen California Performance Plus Municipal Fund, Inc., Nuveen New York Performance Plus Municipal Fund, Inc., Nuveen Municipal Advantage Fund, Inc., Nuveen Municipal Market Opportunity Fund, Inc., Nuveen California Municipal Market Opportunity Fund, Inc., Nuveen Investment Quality Municipal Fund, Inc., Nuveen California Investment Quality Municipal Fund, Inc., Nuveen New York Investment Quality Municipal Fund, Inc., Nuveen Insured Quality Municipal Fund, Inc., Nuveen Florida Investment Quality Municipal Fund, Nuveen New Jersey Investment Quality Municipal Fund, Inc., Nuveen Pennsylvania Investment Quality Municipal Fund, Nuveen Select Quality Municipal Fund, Inc., Nuveen California Select Quality Municipal Fund, Inc., Nuveen New York Select Quality Municipal Fund, Inc., Nuveen Quality Income Municipal Fund, Inc., Nuveen Insured Municipal Opportunity Fund, Inc., Nuveen Florida Quality Income Municipal Fund, Nuveen Michigan Quality Income Municipal Fund, Inc., Nuveen Ohio Quality Income Municipal Fund, Inc., Nuveen Texas Quality Income Municipal Fund, Nuveen California Quality Income Municipal Fund, Inc., Nuveen New York Quality Income Municipal Fund, Inc., Nuveen Premier Municipal Income Fund, Inc., Nuveen Premier Insured Municipal Income Fund, Inc., Nuveen Premium Income Municipal Fund 2, Inc., Nuveen Insured California Premium Income Municipal Fund, Inc., Nuveen Insured New York Premium Income Municipal Fund, Inc., Nuveen Select Maturities Municipal Fund, Nuveen Arizona Premium Income Municipal Fund, Inc., Nuveen Insured Florida Premium Income Municipal Fund, Nuveen Michigan Premium Income Municipal Fund, Inc., Nuveen New Jersey Premium Income Municipal Fund, Inc., Nuveen Premium Income Municipal Fund 4, Inc., Nuveen Insured California Premium Income Municipal Fund 2, Inc., Nuveen Pennsylvania Premium Income Municipal Fund 2, Nuveen Maryland Premium Income Municipal Fund, Nuveen Massachusetts Premium Income Municipal Fund, Nuveen Virginia Premium Income Municipal Fund, Nuveen Washington Premium Income Municipal Fund, Nuveen Connecticut Premium Income Municipal Fund, Nuveen Georgia Premium Income Municipal Fund, Nuveen Missouri Premium Income Municipal Fund, Nuveen North Carolina Premium Income Municipal Fund, Nuveen California Premium Income Municipal Fund, Nuveen Insured Premium Income Municipal Fund 2, Nuveen Select Tax-Free Income Portfolio, Nuveen Select Tax-Free Income Portfolio 2, Nuveen Insured California Select Tax-Free Income Portfolio, Nuveen Insured New York Select Tax-Free Income Portfolio, Nuveen Select Tax-Free Income Portfolio 3, Nuveen Dividend Advantage Municipal Fund, Nuveen California Dividend Advantage Municipal Fund and Nuveen New York Dividend Advantage Municipal Fund.

(b)

Name and Principal           Positions and Offices           Positions and Offices
Business Address             with Underwriter                with Registrant
----------------------------------------------------------------------------------
Timothy R. Schwertfeger      Chairman of the Board,          Chairman of the Board
333 West Wacker Drive        Chief Executive Officer         and Director
Chicago, IL 60606            and Director
John P. Amboian              President                       None
333 West Wacker Drive
Chicago, IL 60606

                                                          Positions and
Name and Principal           Positions and Offices        Offices
Business Address             with Underwriter             with Registrant
-----------------------------------------------------------------------------
William Adams IV             Vice President               None
333 West Wacker Drive
Chicago, IL 60606
Alan G. Berkshire            Vice President and Secretary Vice President and
333 West Wacker Drive                                     Assistant Secretary
Chicago, IL 60606
Clifton L. Fenton            Vice President               None
333 West Wacker Drive
Chicago, IL 60606
Kathleen M. Flanagan         Vice President               Vice President
333 West Wacker Drive
Chicago, IL 60606
Stephen D. Foy               Vice President               Vice President and
333 West Wacker Drive                                     Controller
Chicago, IL 60606
Michael G. Gaffney           Vice President               None
333 West Wacker Drive
Chicago, IL 60606
Richard D. Hughes            Vice President               None
Two Radnor Corporate Center
Radnor, PA 19087
Anna R. Kucinskis            Vice President               Vice President
333 West Wacker Drive
Chicago, IL 60606
Robert B. Kuppenheimer       Vice President               None
19900 MacArthur Blvd.
Irvine, CA 92612
Larry W. Martin              Vice President and           Vice President and
333 West Wacker Drive        Assistant Secretary          Assistant Secretary
Chicago, IL 60606
Thomas C. Muntz              Vice President               None
333 West Wacker Drive
Chicago, IL 60606
Stuart W. Rogers             Vice President               None
333 West Wacker Drive
Chicago, IL 60606
Bradford W. Shaw, Jr.        Vice President               None
333 West Wacker Drive
Chicago, IL 60606
Paul C. Williams             Vice President               None
333 West Wacker Drive
Chicago, IL 60606
Margaret E. Wilson           Vice President and           None
333 West Wacker Drive        Corporate Controller
Chicago, IL 60606
Gifford R. Zimmerman         Vice President               Vice President and
333 West Wacker Drive        and Assistant Secretary      Secretary
Chicago, IL 60606

(c) Not applicable.

Item 28: Location of Accounts and Records
Nuveen Advisory Corp., 333 West Wacker Drive, Chicago, Illinois 60606, maintains the Declaration of Trust, By-Laws, minutes of trustees and shareholder meetings and contracts of the Registrant and all advisory material of the investment adviser.

The Chase Manhattan Bank, 4 New York Plaza, New York, New York 10004 maintains all general and subsidiary ledgers, journals, trial balances, records of all portfolio purchases and sales, and all other required records not maintained by Nuveen Advisory Corp. or Chase Global Funds Services Company.

Chase Global Funds Services Company, 73 Tremont Street, Boston, Massachusetts, maintains all the required records in its capacity as transfer, dividend paying, and shareholder service agent for the Funds.

Item 29: Management Services
Not applicable.

Item 30: Undertakings

Not applicable.

                                  SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that this Registration Statement meets all the requirements for effectiveness under paragraph (b) of Rule 485 under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago, and State of Illinois, on the 28th day of September, 1999.

                                     NUVEEN FLAGSHIP MULTISTATE TRUST IV

                                          /s/ Larry W. Martin
                                     -----------------------------------------

                                          Larry W. Martin, Vice President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

            Signature                     Title                       Date
            ---------                     -----                       ----
      /s/ Stephen D. Foy
 -------------------------------
         Stephen D. Foy          Vice President and            September 28, 1999
                                  Controller (Principal
                                  Financial and
                                  Accounting Officer)

     Timothy R. Schwertfeger     Chairman of the Board,
                                  President and Trustee
                                  (Principal Executive
                                  Officer)
        Robert P. Bremner        Trustee
        Lawrence H. Brown        Trustee
      Anne E. Impellizzeri       Trustee               /s/ Larry W. Martin
         Peter R. Sawers         Trustee
      William J. Schneider       Trustee
       Judith M. Stockdale       Trustee

                                                By____________________________

                                                        Larry W. Martin
                                                          Attorney-in-Fact

                                                      September 28, 1999

An original power of attorney authorizing, among others, Gifford R. Zimmerman and Larry W. Martin to execute this Registration Statement, and Amendments thereto, for each of the trustees of Registrant on whose behalf this Registration Statement is filed, has been executed and is filed as an exhibit.

                                 EXHIBIT INDEX

                                                                   Sequentially
  Exhibit                                                            Numbered
  Number                          Exhibit                              Page
  -------                         -------                          ------------
     b.1   Amendment to By-Laws
     d.1   Renewal of Investment Management Agreement dated May
           2, 1999.
     e.1   Renewal of Distribution Agreement dated July 30,
           1999.
     i.    Opinion of Morgan Lewis & Bockius LLP.
     j.    Consent of Arthur Andersen LLP, Independent Public
           Accountants.
     m.    Amended Plan of Distribution and Service Pursuant to
           Rule 12b-1 for Class A Shares, Class B Shares and
           Class C Shares of each Fund.
 99(b).    Certified copy of Resolution of Board of Trustees au-
           thorizing the signing of the names of trustees and
           officers on the Registrant's Registration Statement
           pursuant to power of attorney.